                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- 70.0%
            BASIC MATERIALS -- 3.6%
    2,722   Alcoa, Inc. ......................................  $   92,262
      771   Arcelor Mittal (G)................................      40,757
      834   Cameco Corp. (G)..................................      34,128
    1,411   Companhia Vale do Rio Doce ADR (G)................      52,182
      960   Freeport-McMoRan Copper & Gold, Inc. (G)..........      63,529
    2,349   Urasia Energy Ltd. (D)............................      14,304
                                                                ----------
                                                                   297,162
                                                                ----------
            CAPITAL GOODS -- 1.9%
      560   American Standard Cos., Inc. .....................      29,675
    1,072   Caterpillar, Inc. (G).............................      71,843
      485   Deere & Co. ......................................      52,680
                                                                ----------
                                                                   154,198
                                                                ----------
            CONSUMER CYCLICAL -- 3.6%
    3,123   Circuit City Stores, Inc. ........................      57,869
    2,135   D.R. Horton, Inc. (G).............................      46,961
    2,218   Lowe's Cos, Inc. (G)..............................      69,848
      780   Supervalu, Inc. (G)...............................      30,479
    1,895   Wal-Mart Stores, Inc. ............................      88,956
                                                                ----------
                                                                   294,113
                                                                ----------
            CONSUMER STAPLES -- 4.6%
      441   Bunge Ltd. (G)....................................      36,267
        9   Japan Tobacco, Inc. (A)...........................      46,288
    1,674   PepsiCo, Inc. ....................................     106,380
    1,972   Procter & Gamble Co. .............................     124,545
    1,076   Tyson Foods, Inc. Class A (G).....................      20,889
    1,237   Unilever N.V. NY Shares (G).......................      36,131
                                                                ----------
                                                                   370,500
                                                                ----------
            ENERGY -- 5.7%
      456   CNOOC Ltd. ADR (G)................................      39,942
      413   ConocoPhillips....................................      28,249
    1,319   EnCana Corp. (G)..................................      66,786
    1,113   Exxon Mobil Corp. ................................      83,983
    2,728   Halliburton Co. (G)...............................      86,587
    1,181   OAO Gazprom ADR (K)...............................      49,488
    1,427   Occidental Petroleum Corp. .......................      70,365
      610   XTO Energy, Inc. .................................      33,445
                                                                ----------
                                                                   458,845
                                                                ----------
            FINANCE -- 15.8%
    2,105   Aegon N.V. (A)....................................      42,041
    5,226   Akbank T.A.S. (A).................................      34,739
    2,207   American International Group, Inc. +..............     148,381
    2,431   Bank of America Corp. ............................     124,045
    1,068   Bank of New York Co., Inc. .......................      43,295
    1,585   Capital One Financial Corp. (G)...................     119,604
    2,122   Citigroup, Inc. ..................................     108,957
      509   Commerce Bancorp, Inc. (G)........................      16,994
    1,536   Countrywide Financial Corp. (G)...................      51,674
    2,337   E*Trade Financial Corp. (D).......................      49,583
      404   Goldman Sachs Group, Inc. ........................      83,479
      971   ING Groep N.V. ADR (G)............................      41,102
        5   Mitsubishi UFJ Financial Group, Inc. (A)..........      55,229
      148   Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................      25,021

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
    1,288   State Street Corp. (G)............................  $   83,392
    1,793   UBS AG (G)........................................     106,577
    1,902   UnitedHealth Group, Inc. .........................     100,760
    2,084   Western Union Co. ................................      45,753
                                                                ----------
                                                                 1,280,626
                                                                ----------
            HEALTH CARE -- 8.1%
    1,004   Abbott Laboratories...............................      56,018
      546   Amgen, Inc. (D)...................................      30,483
      503   AstraZeneca plc (A)...............................      27,100
    4,111   Boston Scientific Corp. (D).......................      59,780
    2,343   Bristol-Myers Squibb Co. (G)......................      65,047
      327   Celgene Corp. (D).................................      17,160
    4,474   Elan Corp. plc ADR (D)(G).........................      59,454
    1,952   Eli Lilly & Co. (G)...............................     104,853
      878   MedImmune, Inc. (D)(G)............................      31,965
    1,935   Sanofi-Aventis S.A. ADR (G).......................      84,187
    2,345   Schering-Plough Corp. ............................      59,818
    1,826   Shionogi & Co., Ltd. (A)..........................      32,825
      574   Wyeth.............................................      28,722
                                                                ----------
                                                                   657,412
                                                                ----------
            SERVICES -- 5.3%
    1,181   Accenture Ltd. Class A............................      45,496
      135   Fluor Corp. (G)...................................      12,085
      609   KBR, Inc. (D)(G)..................................      12,399
    4,357   Time Warner, Inc. (G).............................      85,912
    1,797   United Parcel Service, Inc. Class B (G)...........     125,963
    1,333   Viacom, Inc. Class B (D)..........................      54,804
    1,058   Waste Management, Inc. ...........................      36,402
    4,430   XM Satellite Radio Holdings, Inc. Class A
              (D)(G)..........................................      57,238
                                                                ----------
                                                                   430,299
                                                                ----------
            TECHNOLOGY -- 21.0%
      585   Activision, Inc. (D)..............................      11,087
      998   Apple, Inc. (D)...................................      92,752
    3,869   AT&T, Inc. +......................................     152,535
    5,195   Cisco Systems, Inc. (D)+..........................     132,623
    2,850   Corning, Inc. (D).................................      64,802
    7,653   EMC Corp. (D)+....................................     105,998
    4,756   First Data Corp. .................................     127,942
    4,476   Flextronics International Ltd. (D)................      48,970
    7,521   General Electric Co. .............................     265,932
      214   Google, Inc. (D)..................................      97,955
    1,983   Maxim Integrated Products, Inc. (G)...............      58,309
    2,480   Medtronic, Inc. (G)...............................     121,644
      404   NII Holdings, Inc. Class B (D)(G).................      29,976
      944   NVIDIA Corp. (D)..................................      27,174
    4,131   Oracle Corp. (D)..................................      74,902
      224   Research In Motion Ltd. (D)(G)....................      30,628
    1,162   Sharp Corp. (A)...................................      22,345
    5,099   Sprint Nextel Corp. ..............................      96,668
    2,283   Texas Instruments, Inc. ..........................      68,719
    2,313   Yahoo!, Inc. (D)(G)...............................      72,380
                                                                ----------
                                                                 1,703,341
                                                                ----------

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2007(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.4%
      224   E.On AG (A).......................................  $   30,540
                                                                ----------
            Total Common Stock
              (Cost $5,374,034)...............................  $5,677,036
                                                                ----------
PRINCIPAL
 AMOUNT
---------
MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  10,000   Oregon School Boards Association, Taxable Pension,
              4.76%, 06/30/2028...............................       9,237
   10,000   State of Illinois, Taxable Pension, 5.10%,
              06/01/2033......................................       9,550
                                                                ----------
            Total Municipal Bonds
              (Cost $19,888)..................................  $   18,787
                                                                ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.6%
            FINANCE -- 3.6%
   17,200   Asset Securitization Corp.,
              6.93%, 02/14/2043...............................  $   18,530
    4,590   Banc of America Commercial Mortgage, Inc.,
              5.18%, 09/10/2047 (L)...........................       4,569
   15,000   Banc of America Commercial Mortgage, Inc.,
              5.45%, 01/15/2049...............................      15,048
    9,575   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.16%, 10/12/2042 (L)...........................       9,510
    8,800   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.54%, 09/11/2041...............................       8,904
   13,550   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.54%, 10/12/2041...............................      13,725
    3,255   Centex Home Equity,
              4.72%, 10/25/2031...............................       3,235
   15,000   Citigroup/Deutsche Bank Commercial Mortgage Trust,
              5.40%, 07/15/2044 (L)...........................      14,988
   15,000   Commercial Mortgage Pass Through Certificates,
              5.12%, 06/10/2044...............................      14,789
    3,764   Countrywide Home Loans,
              5.28%, 11/25/2035 (L)...........................       3,760
    7,365   Credit Suisse Mortgage Capital Certificates,
              5.47%, 09/15/2039...............................       7,406
   10,445   Credit Suisse Mortgage Capital Certificates,
              5.56%, 02/15/2039 (L)...........................      10,595
   10,385   Greenwich Capital Commercial Funding Corp.,
              5.22%, 04/10/2037 (L)...........................      10,318
    6,020   Greenwich Capital Commercial Funding Corp.,
              5.44%, 01/10/2017...............................       6,037
    8,280   Harley-Davidson Motorcycle Trust,
              2.53%, 11/15/2011...............................       8,053
    9,125   Household Automotive Trust,
              5.28%, 09/17/2011...............................       9,167

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
$   6,305   JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.18%, 12/15/2044 (L)...........................  $    6,286
   15,000   JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.44%, 06/12/2047 (L)...........................      15,054
    7,755   JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.48%, 12/12/2044...............................       7,816
    2,444   Marriott Vacation Club Owner Trust,
              5.36%, 10/20/2028 (I)...........................       2,442
   15,000   Merrill Lynch Mortgage Trust,
              5.05%, 07/12/2038...............................      14,709
    9,580   Morgan Stanley Capital I,
              5.23%, 09/15/2042...............................       9,506
    6,655   Morgan Stanley Capital I,
              5.45%, 02/20/2044 (L)...........................       6,677
   14,985   Morgan Stanley Capital Investments,
              5.51%, 11/12/2049 (L)...........................      15,135
    9,884   Residential Accredit Loans, Inc.,
              5.25%, 02/25/2035 (L)...........................       9,865
   12,910   Susquehanna Auto Lease Trust,
              5.21%, 03/16/2009 (I)...........................      12,901
   10,000   Wachovia Bank Commercial Mortgage Trust,
              5.12%, 07/15/2042...............................       9,860
    9,631   Wells Fargo Mortgage Backed Securities Trust,
              4.54%, 03/25/2035 (L)...........................       9,507
   13,572   Wells Fargo Mortgage Backed Securities Trust,
              5.53%, 04/25/2036 (L)...........................      13,628
                                                                ----------
            Total Asset & Commercial Mortgage Backed
              Securities
              (Cost $290,567).................................  $  292,020
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 10.8%
            CONSUMER CYCLICAL -- 0.9%
    9,400   DaimlerChrysler NA Holdings Corp.,
              5.88%, 03/15/2011 (G)...........................  $    9,580
    9,550   DaimlerChrysler NA Holdings Corp.,
              6.50%, 11/15/2013...............................      10,058
    4,600   DaimlerChrysler NA Holdings Corp.,
              8.50%, 01/18/2031...............................       5,745
    3,084   Federated Retail Holdings, Inc.,
              5.90%, 12/01/2016...............................       3,072
   12,166   SCL Term Aereo Santiago S.A.,
              6.95%, 07/01/2012 (I)...........................      12,411
   14,200   Target Corp.,
              5.88%, 11/01/2008 +.............................      14,368
   15,000   Wal-Mart Stores, Inc.,
              6.88%, 08/10/2009 +.............................      15,613
                                                                ----------
                                                                    70,847
                                                                ----------
            CONSUMER STAPLES -- 0.9%
    6,500   Coca-Cola Enterprises, Inc.,
              6.75%, 09/15/2028...............................       7,100
      500   Coca-Cola Enterprises, Inc.,
              8.50%, 02/01/2022...............................         634
   13,140   Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................      13,254

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$   6,537   ConAgra Foods, Inc.,
              7.88%, 09/15/2010...............................  $    7,076
    9,825   Diageo Capital plc,
              4.38%, 05/03/2010...............................       9,632
   13,400   PepsiAmericas, Inc.,
              6.38%, 05/01/2009...............................      13,704
   12,397   Procter & Gamble Co.,
              9.36%, 01/01/2021...............................      15,526
    2,975   Weyerhaeuser Co.,
              7.38%, 03/15/2032...............................       3,117
                                                                ----------
                                                                    70,043
                                                                ----------
            FINANCE -- 5.7%
   16,800   Ace INA Holdings, Inc.,
              5.88%, 06/15/2014 (G)...........................      17,155
    9,500   AMBAC Financial Group, Inc.,
              5.95%, 12/05/2035...............................       9,282
    1,200   American International Group, Inc.,
              6.25%, 03/15/2037...............................       1,168
   20,000   AXA Financial, Inc.,
              7.00%, 04/01/2028...............................      22,039
   20,000   Bank of America Corp.,
              5.88%, 02/15/2009...............................      20,286
    4,830   BB&T Corp.,
              4.90%, 06/30/2017...............................       4,594
   10,500   Berkshire Hathaway Finance Corp.,
              4.85%, 01/15/2015...............................      10,193
    9,585   Brandywine Operating Partnership,
              6.00%, 04/01/2016...............................       9,798
    3,750   Capital One Bank,
              6.50%, 06/13/2013...............................       3,924
    4,125   Capital One Capital IV,
              6.75%, 02/17/2037...............................       3,952
    3,900   Capital One Financial Corp.,
              5.70%, 09/15/2011...............................       3,940
   10,000   Cincinnati Financial Corp.,
              6.92%, 05/15/2028...............................      10,789
    6,500   Citigroup, Inc.,
              3.63%, 02/09/2009...............................       6,343
    8,800   Citigroup, Inc.,
              6.00%, 10/31/2033...............................       8,753
    1,000   Citigroup, Inc.,
              6.50%, 01/18/2011...............................       1,046
    8,920   Credit Suisse First Boston USA, Inc.,
              4.88%, 01/15/2015...............................       8,655
    7,900   Developers Diversified Realty Corp.,
              5.38%, 10/15/2012...............................       7,896
   16,355   ERAC USA Finance Co.,
              7.35%, 06/15/2008 (I)...........................      16,651
    4,525   Everest Reinsurance Holdings, Inc.,
              5.40%, 10/15/2014...............................       4,461
    8,000   Genworth Financial, Inc.,
              6.15%, 11/15/2066...............................       7,880
    6,000   Goldman Sachs Group, Inc.,
              5.63%, 01/15/2017...............................       5,943
    9,780   Health Care Properties,
              6.00%, 01/30/2017...............................       9,812
   11,550   HSBC Bank USA,
              3.88%, 09/15/2009...............................      11,211

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  10,500   International Lease Finance Corp.,
              5.00%, 09/15/2012...............................  $   10,402
   12,650   Jackson National Life Insurance Co.,
              8.15%, 03/15/2027 (I)...........................      15,566
    8,320   John Deere Capital Corp.,
              4.88%, 10/15/2010...............................       8,256
   14,375   JP Morgan Chase & Co.,
              5.13%, 09/15/2014...............................      14,150
      750   KeyCorp Capital II,
              6.88%, 03/17/2029...............................         781
    7,880   Kimco Realty Corp.,
              5.78%, 03/15/2016...............................       8,009
    8,750   Liberty Mutual Group, Inc.,
              5.75%, 03/15/2014 (G)(I)........................       8,726
   20,000   Liberty Property L.P.,
              7.25%, 08/15/2007...............................      20,066
   13,000   Morgan Stanley,
              5.38%, 10/15/2015...............................      12,792
    6,000   Morgan Stanley,
              5.45%, 01/09/2017...............................       5,901
    6,875   National City Corp.,
              6.88%, 05/15/2019...............................       7,638
   30,000   New England Mutual Life Insurance Co.,
              7.88%, 02/15/2024 +(I)..........................      36,052
    6,500   Prologis Trust,
              5.63%, 11/15/2016...............................       6,549
   11,000   Prudential Financial, Inc.,
              5.50%, 03/15/2016...............................      11,009
      500   Republic New York Capital I,
              7.75%, 11/15/2006...............................         520
    1,250   Santander Central Hispano Issuances Ltd.,
              7.63%, 11/03/2009...............................       1,325
   15,100   Simon Property Group L.P.,
              6.10%, 05/01/2016...............................      15,729
    7,250   Sovereign Capital Trust IV,
              7.91%, 06/13/2036...............................       8,069
   14,600   Torchmark Corp.,
              8.25%, 08/15/2009 +.............................      15,517
    9,000   Toyota Motor Credit Corp.,
              5.50%, 12/15/2008 +.............................       9,039
   21,400   U.S. Bank NA,
              4.95%, 10/30/2014...............................      20,889
    5,500   UnitedHealth Group, Inc.,
              4.75%, 02/10/2014...............................       5,312
   10,000   Wachovia Corp.,
              5.25%, 08/01/2014...............................       9,883
    1,000   Wells Fargo Bank NA,
              6.45%, 02/01/2011...............................       1,047
    2,760   Willis North America, Inc.,
              5.63%, 07/15/2015...............................       2,665
    2,910   Willis North America, Inc.,
              6.20%, 03/28/2017...............................       2,916
                                                                ----------
                                                                   464,579
                                                                ----------
            HEALTH CARE -- 0.4%
    9,000   Becton, Dickinson & Co.,
              6.70%, 08/01/2028 +.............................       9,809
    7,725   CVS Corp.,
              6.13%, 08/15/2016...............................       7,988

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2007(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
$   4,475   Pharmacia Corp.,
              6.60%, 12/01/2028...............................  $    4,960
    8,000   Wyeth, 7.25%, 03/01/2023 +........................       8,979
                                                                ----------
                                                                    31,736
                                                                ----------
            SERVICES -- 0.9%
    9,000   COX Communications, Inc.,
              5.45%, 12/15/2014...............................       8,890
   15,000   FedEx Corp.,
              3.50%, 04/01/2009...............................      14,532
    7,850   Harrah's Operating Co., Inc.,
              6.50%, 06/01/2016...............................       6,955
   10,900   Harvard University,
              8.13%, 04/15/2007...............................      10,911
   10,800   News America, Inc.,
              6.40%, 12/15/2035...............................      10,742
    5,530   Time Warner, Inc.,
              5.50%, 11/15/2011...............................       5,575
   15,020   Viacom, Inc.,
              6.88%, 04/30/2036...............................      15,140
    3,100   Wyndham Worldwide,
              6.00%, 12/01/2016 (I)...........................       3,100
                                                                ----------
                                                                    75,845
                                                                ----------
            TECHNOLOGY -- 1.3%
    1,510   AT&T, Inc.,
              6.80%, 05/15/2036...............................       1,610
    2,960   Bellsouth Corp.,
              6.55%, 06/15/2034...............................       3,043
   10,000   Bellsouth Telecommunications,
              6.38%, 06/01/2028...............................      10,050
      650   Bellsouth Telecommunications,
              7.00%, 12/01/2095...............................         667
   15,000   Comcast Cable Communications, Inc.,
              6.88%, 06/15/2009...............................      15,530
    1,000   Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................       1,224
    8,500   Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2030...............................      10,529
   12,925   General Electric Co.,
              5.00%, 02/01/2013 +.............................      12,827
    6,000   Hewlett-Packard Co.,
              5.25%, 03/01/2012...............................       6,038
    4,825   SBC Communications,
              6.45%, 06/15/2034...............................       4,911
   14,325   Siemens Finance,
              5.75%, 10/17/2016 (I)...........................      14,566
   15,000   Telecom Italia Capital,
              5.25%, 10/01/2015...............................      14,231
    5,000   Verizon Communications, Inc.,
              5.35%, 02/15/2011...............................       5,029
    4,400   Verizon Communications, Inc.,
              5.55%, 02/15/2016...............................       4,403
      500   Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................         535
      500   Verizon Global Funding Corp.,
              7.75%, 12/01/2030 (G)...........................         580
                                                                ----------
                                                                   105,773
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            TRANSPORTATION -- 0.2%
$   4,140   Continental Airlines, Inc.,
              5.98%, 04/19/2022 (Q)...........................  $    4,130
    8,700   Southwest Airlines Co.,
              5.75%, 12/15/2016...............................       8,553
                                                                ----------
                                                                    12,683
                                                                ----------
            UTILITIES -- 0.5%
    1,000   Alabama Power Co.,
              7.13%, 10/01/2007...............................       1,008
    4,605   Consolidated Edison,
              5.30%, 12/01/2016...............................       4,570
    7,800   Midamerican Energy Holdings Co.,
              6.13%, 04/01/2036...............................       7,783
   17,285   Northern Border Pipeline Co.,
              7.75%, 09/01/2009...............................      18,242
    8,000   Southern Cal Edison Co.,
              5.55%, 01/15/2037...............................       7,663
    3,335   Taqa Abu Dhabi National,
              5.88%, 10/27/2016 (I)...........................       3,365
      750   TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................         767
                                                                ----------
                                                                    43,398
                                                                ----------
            Total Corporate Bonds: Investment Grade
              (Cost $861,103).................................  $  874,904
                                                                ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.1%
            SERVICES -- 0.1%
   10,400   Times Mirror Co.,
              7.50%, 07/01/2023...............................  $    9,389
                                                                ----------
            Total Corporate Bonds: Non-Investment Grade
              (Cost $11,141)..................................  $    9,389
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 9.2%
            FEDERAL HOME LOAN BANK -- 0.7%
   61,000   4.875% 2011 (G)...................................      61,067
            FINANCING CORPORATION -- 0.2%
   17,617   Zero Coupon Strip,
              4.40% 2013 (M)..................................      12,730
            TENNESSEE VALLEY AUTHORITY -- 1.4%
   64,300   4.38% 2015 +......................................      61,578
   50,000   6.00% 2013 +......................................      52,756
                                                                ----------
                                                                   114,334
                                                                ----------
            U.S. TREASURY SECURITIES -- 6.9%
  268,250   3.50% 2010-2011 (G)(O)............................     285,577
  201,225   3.88% 2010 (G)....................................     197,366
    6,425   4.63% 2016 (G)....................................       6,406
   25,200   5.38% 2031 (G)....................................      26,866
   38,650   6.25% 2023 (G)....................................      44,372
                                                                ----------
                                                                   560,587
                                                                ----------
            Total U.S. Government Securities
              (Cost $753,407).................................  $  748,718
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 2.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
    8,073   2.50% 2013........................................  $    7,909
   56,392   6.50% 2035-2036...................................      57,508
                                                                ----------
                                                                    65,417
                                                                ----------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
$  26,255   5.50% 2037 (Q)....................................  $   25,976
      117   6.50% 2036........................................         120
                                                                ----------
                                                                    26,096
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
    9,701   6.00% 2024 -- 2035................................       9,863
    3,621   6.50% 2026 -- 2035................................       3,725
   13,274   7.00% 2031 -- 2033................................      13,878
      125   7.50% 2035........................................         130
    2,220   8.00% 2026 -- 2031................................       2,352
      187   9.00% 2016 -- 2023................................         200
                                                                ----------
                                                                    30,148
                                                                ----------
            OTHER GOVERNMENT AGENCIES -- 0.5%
   35,028   Postal Square L.P., 8.95% 2022....................      43,305
                                                                ----------
            Total U.S. Government Agencies
              (Cost $161,375).................................  $  164,966
                                                                ----------
            Total Long-Term Investments
              (Cost $7,471,515)...............................  $7,785,820
                                                                ----------
SHORT-TERM INVESTMENTS -- 23.1%
            REPURCHASE AGREEMENTS @ -- 1.7%
      723   Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $      723
   32,458   Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................      32,458
   31,062   BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................      31,062
   17,451   Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................      17,451
   57,239   UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      57,239
                                                                ----------
                                                                   138,933
                                                                ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.3%
  130,000   5.27%, 04/23/2007 (M).............................     129,571
   55,000   5.28%, 04/30/2007 (G)(M)..........................      54,763
                                                                ----------
                                                                   184,334
                                                                ----------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.2%
   20,000   Federal Home Loan Bank, 5.26%, 04/09/2007 (M).....      19,974
                                                                ----------
                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING CASH
            COLLATERAL REINVESTMENT FUND: -- 18.9%
1,529,991   BNY Institutional Cash Reserve Fund...............   1,529,991
            Total Short-Term Investments
              (Cost $1,873,232)...............................  $1,873,232
                                                                ----------
            Total Investments in Securities
              (Cost $9,344,747) (C)...........................  $9,659,052
            Other Assets & Liabilities                          (1,543,326)
                                                                ----------
            Total Net Assets                                    $8,115,726
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.78% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $316,128, which represents 3.90% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $9,375,400 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $483,195
      Unrealized depreciation........................  (199,543)
                                                       --------
      Net unrealized appreciation....................  $283,652
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  + This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $125,780, which represents 1.55% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $49,488 or 0.61% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2007 was $30,192.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2007(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                         COUPON      EXPIRATION
                                   SECURITY TYPE          RATE          DATE
                                 ------------------   ------------   ----------
      Banc of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                        5.50%        2035
      Banc of America
       Securities Joint
       Repurchase Agreement      U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC                 5.00%-5.50%   2035-2036
                                 FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint
       Repurchase Agreement      FHLMC                4.50%-10.50%   2008-2037
                                 FNMA                  4.50%-8.00%   2007-2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                            MARKET            CONTRACT            DELIVERY
       DESCRIPTION                   TRANSACTION            VALUE              AMOUNT               DATE
       -----------                   -----------            ------            --------            --------
Japanese Yen                             Buy                $7,051             $7,059             4/2/2007
Japanese Yen                             Buy                1,278               1,283             4/3/2007
Japanese Yen                             Buy                1,296               1,293             4/4/2007

                             UNREALIZED
                            APPRECIATION
       DESCRIPTION         (DEPRECIATION)
       -----------         --------------
Japanese Yen                    $ (8)
Japanese Yen                      (5)
Japanese Yen                       3
                                ----
                                $(10)
                                ----

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
 COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 14.4%
      79    Agrium, Inc. .....................................  $     3,032
     168    Alcoa, Inc. ......................................        5,702
     321    Antofagasta (A)...................................        3,273
   2,008    Aracruz Celulose S.A. ADR (G).....................      105,374
      --    Arcelor Mittal....................................           13
      89    Arch Coal, Inc. (G)...............................        2,719
   5,919    Cameco Corp. (G)..................................      242,332
      58    Celanese Corp. ...................................        1,798
     143    Chemtura Corp. (G)................................        1,565
     326    Church & Dwight Co., Inc. (G).....................       16,429
   7,544    Companhia Vale do Rio Doce ADR (G)................      279,066
      30    Cytec Industries, Inc. (G)........................        1,682
   6,756    Dow Chemical Co. (G)..............................      309,821
      27    E.I. DuPont de Nemours & Co. .....................        1,335
      70    Energy Resources of Australia Ltd. (A)............        1,561
      97    Evraz Group S.A. .................................        3,236
       8    FMC Corp. ........................................          581
   2,846    Freeport-McMoRan Copper & Gold, Inc. (G)..........      188,404
   1,878    Golden Hope Plantations BHD (A)...................        3,682
     130    Impala Platinum Holdings Ltd. (A).................        4,090
     629    IPSCO, Inc. ......................................       82,637
     251    Kingboard Chemical Holdings Ltd. (A)..............        1,054
       7    Mueller Water Products, Inc. .....................           98
      49    Mueller Water Products, Inc. Class B (G)..........          656
       8    Newmont Mining Corp. (G)..........................          349
     112    Owens-Illinois, Inc. (D)..........................        2,894
     177    Paladin Resources Ltd. (A)(D).....................        1,380
      57    Peabody Energy Corp. .............................        2,290
     586    Potash Corp. of Saskatchewan......................       93,655
   2,500    Rio Tinto plc (A).................................      142,760
     149    Select Comfort Corp. (D)(G).......................        2,643
     108    Smurfit-Stone Container Corp. (D)(G)..............        1,212
   2,221    Teck Cominco Ltd. Class B (D).....................      154,865
      20    Temple-Inland, Inc. ..............................        1,188
      27    Tempur-Pedic International, Inc. .................          688
     191    Terra Industries, Inc. (D)(G).....................        3,341
      73    TMK OAO GDR (D)(I)................................        2,402
   1,234    Urasia Energy Ltd. (D)............................        7,515
      10    Vallourec (A).....................................        2,554
   5,402    Vedanta Resources plc (A).........................      141,273
      13    Wacker Chemie AG (A)(D)...........................        2,319
   4,361    Xstrata plc (A)...................................      223,988
                                                                -----------
                                                                  2,047,456
                                                                -----------
            CAPITAL GOODS -- 8.5%
   1,818    3M Co. ...........................................      138,965
  10,810    ABB Ltd. ADR......................................      185,714
      18    Alliant Techsystems, Inc. (D)(G)..................        1,609
   2,035    Boeing Co. .......................................      180,887
      49    Cameron International Corp. (D)...................        3,096
      90    Caterpillar, Inc. ................................        6,046
   1,680    Deere & Co. (G)...................................      182,504
      29    Gamesa Corporacion Tecnologica S.A. (A)...........        1,063
     124    Goodrich Corp. ...................................        6,358
   4,959    Ingersoll-Rand Co. Class A (G)....................      215,076
   1,752    ITT Corp. (G).....................................      105,650
      83    Joy Global, Inc. (G)..............................        3,544
      36    Kennametal, Inc. .................................        2,461
      91    Lam Research Corp. (D)............................        4,322

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            CAPITAL GOODS -- (CONTINUED)
      73    Lindsay Corp. (G).................................  $     2,311
     122    Marvel Entertainment, Inc. (D)(G).................        3,379
      78    Parker-Hannifin Corp. ............................        6,706
     692    Progressive Gaming International Corp. (D)(G).....        3,113
      60    Terex Corp. (D)...................................        4,284
      97    Trina Solar Ltd. ADR (D)(G).......................        4,285
      33    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................        1,778
   9,000    Xerox Corp. (D)...................................      152,010
                                                                -----------
                                                                  1,215,161
                                                                -----------
            CONSUMER CYCLICAL -- 7.7%
     106    Aisin Seiki Co., Ltd. (A).........................        3,703
      46    Altria Group, Inc. ...............................        4,004
     118    American Axle & Manufacturing Holdings, Inc.
              (G).............................................        3,219
     104    American Eagle Outfitters, Inc. (G)...............        3,119
     896    BorgWarner, Inc. .................................       67,539
     267    Circuit City Stores, Inc. ........................        4,954
      42    Copart, Inc. (D)..................................        1,174
       6    D.R. Horton, Inc. (G).............................          138
      78    Daihatsu Motor Co., Ltd. (A)......................          741
       5    DaimlerChrysler (G)...............................          425
     120    Delia's, Inc. (D)(G)..............................        1,105
      39    Dollar Tree Stores, Inc. (D)......................        1,480
     100    Dufry South America Ltd. (D)......................        1,757
   7,237    Federated Department Stores, Inc. (G).............      326,045
     164    Foot Locker, Inc. ................................        3,857
  11,194    Ford Motor Co. (G)................................       88,320
     112    GameStop Corp. Class A (D)........................        3,658
   1,689    Gap, Inc. (G).....................................       29,061
      66    Home Depot, Inc. (G)..............................        2,425
   3,600    Honda Motor Co., Ltd. (A).........................      125,459
     111    KarstadtQuelle (A)(D).............................        4,092
      30    Kohl's Corp. (D)..................................        2,329
     774    LG Electronics, Inc. (A)(D).......................       52,641
     114    Lowe's Cos., Inc. ................................        3,576
      26    MDC Holdings, Inc. ...............................        1,259
       4    Nintendo Co., Ltd. (A)............................        1,161
      14    Polo Ralph Lauren Corp. ..........................        1,243
      66    Quanta Services, Inc. (D).........................        1,670
     134    Ruby Tuesday, Inc. ...............................        3,832
     133    Safeway, Inc. ....................................        4,855
     172    Staples, Inc. (G).................................        4,447
     117    Tata Motors Ltd. ADR (G)..........................        1,898
     124    Tecnisa S.A. (D)..................................          646
     578    Tesco plc (A).....................................        5,056
      50    Tod's S.p.A. (A)..................................        4,333
   4,874    Toyota Motor Corp. (A)............................      312,142
      76    TRW Automotive Holdings Corp. (D)(G)..............        2,662
      30    Under Armour, Inc. Class A (D)(G).................        1,534
      30    VistaPrint Ltd. (D)(G)............................        1,160
     299    Whole Foods Market, Inc. (G)......................       13,396
                                                                -----------
                                                                  1,096,115
                                                                -----------
            CONSUMER STAPLES -- 3.0%
      73    Avon Products, Inc. ..............................        2,720
   2,500    Bunge Ltd. (G)....................................      205,550
      88    Colgate-Palmolive Co. ............................        5,851
   2,373    Cosan S.A. Industria E Comercio (D)...............       42,965

 HARTFORD CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
      65    General Mills, Inc. ..............................  $     3,802
     114    Imperial Tobacco Group plc (A)....................        5,101
      33    Loews Corp. -- Carolina Group.....................        2,503
   2,642    Marine Harvest (A)(D).............................        3,085
      19    Nestle S.A. (A)...................................        7,580
      55    PepsiCo, Inc. ....................................        3,515
   1,470    Procter & Gamble Co. (G)..........................       92,863
     108    Royal Numico N.V. (A).............................        5,579
   2,208    Tyson Foods, Inc. Class A (G).....................       42,855
      88    Unilever N.V. NY..................................        2,565
                                                                -----------
                                                                    426,534
                                                                -----------
            ENERGY -- 9.0%
     234    Brasil EcoDiesel Industria (D)....................        1,040
      51    Chesapeake Energy Corp. (G).......................        1,584
      70    Chevron Corp. ....................................        5,207
      57    Complete Production Services, Inc. (D)(G).........        1,139
     100    ConocoPhillips....................................        6,849
      43    Diamond Offshore Drilling, Inc. (G)...............        3,448
   1,721    EnCana Corp. .....................................       87,144
   1,653    Ente Nazionale Idrocarburi S.p.A. (A).............       53,796
     144    Exxon Mobil Corp. ................................       10,865
     286    GlobalSantaFe Corp. ..............................       17,647
   9,237    Halliburton Co. (G)...............................      293,177
      12    Holly Corp. ......................................          682
       8    Japan Petroleum Exploration Co., Ltd. (A).........          599
      31    Lukoil ADR........................................        2,635
      73    Nabors Industries Ltd. (D)(G).....................        2,179
      80    Newfield Exploration Co. (D)......................        3,316
      30    Noble Corp. ......................................        2,384
      46    Noble Energy, Inc. ...............................        2,714
   4,562    OAO Gazprom ADR (K)...............................      191,155
      41    Petro-Canada......................................        1,619
     804    Pride International, Inc. (D).....................       24,200
   2,995    Sasol Ltd. ADR (G)................................       98,996
     145    Talisman Energy, Inc. ............................        2,543
     189    Talisman Energy, Inc. -- Canada...................        3,324
      72    Total S.A. ADR....................................        5,045
      58    Transocean, Inc. (D)..............................        4,714
      24    UGI Corp. ........................................          649
   4,000    Weatherford International Ltd. (D)................      180,400
   5,031    XTO Energy, Inc. (G)..............................      275,737
                                                                -----------
                                                                  1,284,787
                                                                -----------
            FINANCE -- 15.2%
   4,748    ACE Ltd. .........................................      270,921
     158    Aercap Holdings N.V. (D)..........................        4,591
      51    Aetna, Inc. ......................................        2,216
      40    Affiliated Managers Group, Inc (D)(G).............        4,356
      58    Aircastle Ltd. ...................................        2,052
  20,846    Akbank T.A.S. (A).................................      138,572
      23    AMBAC Financial Group, Inc. ......................        1,952
   1,443    American International Group, Inc. ...............       97,025
      22    Ameriprise Financial, Inc. .......................        1,257
     161    Apollo Investment Corp. (G).......................        3,445
     450    Asya Katilim Bankasi AS (A)(D)....................        2,538
     209    Augsburg Re AG (A)(D)(H)..........................           --
      13    Axis Capital Holdings Ltd. .......................          444
     211    Bank of America Corp. ............................       10,786

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- (CONTINUED)
   1,919    Capital One Financial Corp. (G)...................  $   144,838
      27    CB Richard Ellis Group, Inc. Class A (D)..........          937
     120    Chicago Mercantile Exchange Holdings, Inc. (G)....       63,895
   1,332    China Merchants Bank Co., Ltd. (A)(D).............        2,678
      25    CIT Group, Inc. ..................................        1,318
   5,179    Citigroup, Inc. ..................................      265,885
     406    Commerce Bancorp, Inc. (G)........................       13,553
      88    Countrywide Financial Corp. (G)...................        2,945
     112    Covanta Holding Corp. (D).........................        2,478
     258    Cyrela Brazil Realty S.A. ........................        2,392
     258    Dah Sing Financial Group (A)......................        2,248
     372    Deutsche Boerse AG (A)(G).........................       85,165
      53    E*Trade Financial Corp. (D).......................        1,133
      36    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................        2,831
     975    Eurocastle Investment Ltd. .......................       50,812
   4,400    European Capital Ltd. (A)(D)(H)...................       58,307
      32    Everest Re Group Ltd. ............................        3,049
      39    Franklin Resources, Inc. .........................        4,749
     261    Freedom Acquisition Holdings, Inc. (D)............        2,496
     152    Genesis Lease Ltd. (D)............................        3,980
      14    Goldman Sachs Group, Inc. ........................        2,831
     418    Hong Kong Exchanges & Clearing Ltd. (A)...........        4,059
     888    Hopson Development Holdings Ltd. (A)..............        2,221
   1,344    Julius Baer Holding Ltd. (A)(G)...................      184,193
      49    KKR Financial Corp. (G)...........................        1,330
      33    Merrill Lynch & Co., Inc. (G).....................        2,720
      75    Nasdaq Stock Market, Inc. (D)(G)..................        2,197
     276    ORIX Corp. (A)....................................       71,560
      54    Platinum Underwriters Holdings Ltd. ..............        1,716
     108    PNC Financial Services Group, Inc. ...............        7,794
     474    Raiffeisen International Bank-Holding AG (A)......       67,223
   2,250    Reliance Zero (D)(I)..............................       70,935
     167    Royal Bank of Scotland Group plc (A)..............        6,526
      31    Simon Property Group, Inc. (G)....................        3,482
   1,142    Standard Chartered plc (A)........................       32,996
     126    State Street Corp. ...............................        8,171
     220    TD Ameritrade Holding Corp. (D)(G)................        3,272
   1,636    UBS AG............................................       97,225
   2,000    Uniao de Bancos Brasileiros S.A. GDR (G)..........      174,920
     561    UniCredito Italiano S.p.A. (A)....................        5,346
      71    Unum Group (G)....................................        1,642
   2,000    Wellpoint, Inc. (D)(G)............................      162,200
      66    Western Union Co. ................................        1,456
                                                                -----------
                                                                  2,171,859
                                                                -----------
            HEALTH CARE -- 6.6%
   1,256    Abbott Laboratories...............................       70,074
     118    Alkermes, Inc. (D)(G).............................        1,815
      31    Amgen, Inc. (D)...................................        1,755
      78    Amylin Pharmaceuticals, Inc. (D)(G)...............        2,910
      86    Angiodynamics, Inc. (D)...........................        1,452
      63    Astellas Pharma, Inc. (A).........................        2,712
      12    Becton, Dickinson & Co. (G).......................          946
      45    Bristol-Myers Squibb Co. .........................        1,255
      64    Cardinal Health, Inc. ............................        4,632
      35    Cephalon, Inc. (D)(G).............................        2,521
      36    Cie Generale d'Optique Essilor International S.A.
              (A)(D)..........................................        4,128

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      52    Cooper Companies, Inc. (G)........................  $     2,543
     148    Coventry Health Care, Inc. (D)....................        8,318
     231    CV Therapeutics, Inc. (D)(G)......................        1,820
   5,006    CVS/Caremark Corp. ...............................      170,918
      63    Dade Behring Holdings, Inc. ......................        2,780
      56    Digene Corp. (D)(G)...............................        2,392
      77    Eisai Co., Ltd. (A)...............................        3,685
     734    Elan Corp. plc ADR (D)............................        9,761
   1,917    Eli Lilly & Co. ..................................      102,974
      83    Emergency Medical Services (D)....................        2,439
      63    Forest Laboratories, Inc. (D).....................        3,236
     110    Genzyme Corp. (D).................................        6,602
      16    Gilead Sciences, Inc. (D).........................        1,224
      21    Herbalife Ltd. (D)................................          823
      73    Icon plc ADR (D)..................................        3,118
     265    Impax Laboratories, Inc. (D)......................        2,703
      61    Kyphon, Inc. (D)(G)...............................        2,731
      60    Mentor Corp. (G)..................................        2,760
     122    Merck & Co., Inc. ................................        5,367
     110    MGI Pharma, Inc. (D)..............................        2,472
   1,338    Monsanto Co. (G)..................................       73,525
   1,104    Novavax, Inc. (D)(G)..............................        2,860
      27    Pharmaceutical Product Development, Inc. (G)......          900
   1,167    Sanofi-Aventis S.A. (A)...........................      101,535
     174    Sanofi-Aventis S.A. ADR...........................        7,585
     305    Savient Pharmaceuticals, Inc. (D).................        3,662
     357    Schering-Plough Corp. (G).........................        9,112
     184    Shionogi & Co., Ltd. (A)..........................        3,305
      52    Sierra Health Services, Inc. (D)(G)...............        2,124
   4,394    Teva Pharmaceutical Industries Ltd. ADR...........      164,464
      68    Vertex Pharmaceuticals, Inc. (D)(G)...............        1,912
      90    Vnus Medical Technologies (D).....................          901
   2,773    Wyeth.............................................      138,724
                                                                -----------
                                                                    943,475
                                                                -----------
            SERVICES -- 3.0%
     247    Accenture Ltd. Class A............................        9,535
      23    Alliance Data Systems Corp. (D)(G)................        1,417
     242    Allied Waste Industries, Inc. (D)(G)..............        3,051
      47    Apollo Group, Inc. Class A (D)....................        2,063
      27    Automatic Data Processing, Inc. ..................        1,312
     104    Avis Budget Group, Inc. ..........................        2,839
   1,304    Banyan Tree Holdings Ltd. (A)(D)..................        1,880
       9    C.H. Robinson Worldwide, Inc. (G).................          439
      51    CACI International, Inc. Class A (D)..............        2,371
     149    Cadence Design Systems, Inc. (D)(G)...............        3,136
      92    Comcast Corp. Class A (D).........................        2,374
     122    Comcast Corp. Special Class A (D).................        3,100
      71    DreamWorks Animation SKG, Inc. (D)(G).............        2,179
      62    Entercom Communications Corp. (G).................        1,742
      15    Equifax, Inc. (D).................................          539
     400    Fluor Corp. (G)...................................       35,888
      89    Focus Media Holding Ltd. ADR (D)..................        6,961
      30    Harvey Weinstein Master L.P. (A)(D)(H)............       38,351
      60    IMS Health, Inc. .................................        1,783
     158    INVESTools, Inc. (D)(G)...........................        2,191
     115    KBR, Inc. (D)(G)..................................        2,330
      83    Loopnet, Inc. (D).................................        1,410

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            SERVICES -- (CONTINUED)
      57    Manpower, Inc. ...................................  $     4,175
     484    Melco PBL Entertainment Ltd. ADR (D)..............        7,812
   6,008    News Corp. Class A................................      138,912
      45    R.H. Donnelley Corp. .............................        3,155
   1,026    Shangri-La Asia Ltd. (A)..........................        2,540
     140    Starwood Hotels & Resorts (G).....................        9,097
      15    Stericycle, Inc. (D)(G)...........................        1,206
  10,982    Sun Microsystems, Inc. (D)........................       66,002
      98    Syntel, Inc. (G)..................................        3,403
     129    TeleTech Holdings, Inc. (D).......................        4,748
     137    Unisys Corp. (D)(G)...............................        1,152
      37    United Parcel Service, Inc. Class B...............        2,581
     144    Viacom, Inc. Class B (D)..........................        5,908
   1,294    Walt Disney Co. ..................................       44,555
      59    Waste Connections, Inc. (D)(G)....................        1,755
     197    XM Satellite Radio Holdings, Inc. Class A
              (D)(G)..........................................        2,543
                                                                -----------
                                                                    426,435
                                                                -----------
            TECHNOLOGY -- 29.9%
     132    24/7 Real Media, Inc. (D).........................        1,063
     436    Activision, Inc. (D)(G)...........................        8,256
     177    Adobe Systems, Inc. (D)(G)........................        7,385
   1,756    Akamai Technologies, Inc. (D)(G)..................       87,640
     247    Altera Corp. (D)(G)...............................        4,944
   3,054    Amdocs Ltd. (D)...................................      111,392
     958    Apple, Inc. (D)...................................       88,961
      77    Arrow Electronics, Inc. (D).......................        2,911
   4,867    AT&T, Inc. .......................................      191,916
   4,177    BEA Systems, Inc. (D)(G)..........................       48,416
      80    Canon, Inc. (A)...................................        4,317
     259    Cinram International Income Fund..................        5,447
   9,729    Cisco Systems, Inc. (D)...........................      248,372
     676    CMGI, Inc. (D)(G).................................        1,433
   2,473    Cognex Corp. (G)..................................       53,594
   4,928    Corning, Inc. (D)(G)..............................      112,067
     360    Cree, Inc. (D)(G).................................        5,926
      46    Ctrip.Com International Ltd. .....................        3,048
     652    Dover Corp. ......................................       31,841
      72    Electronic Arts, Inc. (D)(G)......................        3,611
      13    Embarq Corp. .....................................          710
  22,090    EMC Corp. (D)(G)..................................      305,946
     101    Emerson Electric Co. .............................        4,356
      44    Emulex Corp. (D)(G)...............................          805
     116    Energy Conversion Devices, Inc. (D)(G)............        4,065
     517    Evergreen Solar, Inc. (G).........................        5,036
      50    Fairchild Semiconductor International, Inc.
              (D)(G)..........................................          836
      85    Fiberstars, Inc. (D)..............................          479
     152    Finisar Corp. (D).................................          533
      97    First Data Corp. .................................        2,599
      69    First Solar, Inc. (D).............................        3,594
     375    Flextronics International Ltd. (D)................        4,108
     123    Fossil, Inc. (D)(G)...............................        3,266
   7,675    General Electric Co. .............................      271,379
     701    Google, Inc. (D)..................................      321,282
   5,202    Hewlett-Packard Co. (G)...........................      208,824
      51    Hologic, Inc. (D).................................        2,917
  14,008    Hon Hai Precision Industry Co., Ltd. (A)..........       93,598
     193    Infineon Technologies AG (A)(D)...................        2,998

 HARTFORD CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     365    InPhonic, Inc. (D)(G).............................  $     3,977
   1,558    Intel Corp. ......................................       29,808
      44    Interactive Data Corp. (G)........................        1,082
   2,543    International Business Machines Corp. (G).........      239,665
     303    I-trax, Inc. (D)(G)...............................        1,190
     543    IX Europe plc (A)(D)..............................          938
     213    Keyence Corp. (A).................................       48,032
     135    Koninklijke Philips Electronics N.V. (A)..........        5,132
   1,100    L-3 Communications Holdings, Inc. ................       96,217
   1,660    Lockheed Martin Corp. ............................      161,060
     179    Maxim Integrated Products, Inc. ..................        5,261
   5,613    Medtronic, Inc. ..................................      275,364
   1,445    MEMC Electronic Materials, Inc. (D)(G)............       87,562
     252    Microsoft Corp. ..................................        7,018
     131    Motorola, Inc. ...................................        2,322
     322    NaviSite, Inc. (D)................................        1,938
      40    NCR Corp. (D).....................................        1,930
     120    Network Appliance, Inc. (D)(G)....................        4,390
      13    Neustar, Inc. (D)(G)..............................          370
     370    NII Holdings, Inc. Class B (D)....................       27,476
   7,088    Nortel Networks Corp. (D)(G)......................      170,469
      40    NVIDIA Corp. (D)(G)...............................        1,163
      83    O2Micro International Ltd. ADR (D)................          654
  10,631    Oracle Corp. (D)(G)...............................      192,747
      76    Orascom Telecom Holding SAE GDR...................        5,182
     147    Powerwave Technologies, Inc. (D)(G)...............          835
      82    QLogic Corp. (D)..................................        1,397
   2,587    Qualcomm, Inc. ...................................      110,349
      61    Rakuten, Inc. (A).................................       28,781
   2,584    Raytheon Co. .....................................      135,530
     770    Research In Motion Ltd. (D).......................      105,070
      57    Rockwell Collins, Inc. (G)........................        3,782
      28    Roper Industries, Inc. ...........................        1,559
   1,255    S.O.I. Tec S.A. (A)(G)(D).........................       30,042
      60    Seagate Technology................................        1,405
     124    SiRF Technology Holdings, Inc. (D)(G).............        3,437
   2,713    Softbank Corp. (A)(D)(G)..........................       69,477
      75    Solar Cayman Ltd. (A)(D)(H).......................        1,121
     256    Sonus Networks, Inc. (D)(G).......................        2,064
      94    Sony Corp. (A)....................................        4,741
     222    Sprint Nextel Corp. ..............................        4,201
     259    Symantec Corp. (D)(G).............................        4,477
      31    Tektronix, Inc. ..................................          873
      97    Telefonaktiebolaget LM Ericsson ADR...............        3,583
      42    Texas Instruments, Inc. ..........................        1,276
      60    Thomas & Betts Corp. (D)..........................        2,944
      15    TomTom N.V. (A)(D)................................          608
   8,257    Turkcell Iletisim Hizmetleri A.S. (A).............       41,973
   4,902    Turkcell Iletisim Hizmetleri A.S. ADR (G).........       64,949
       8    Verizon Communications, Inc. .....................          287
      32    Whirlpool Corp. ..................................        2,716
      87    Yahoo!, Inc. (D)..................................        2,710
                                                                -----------
                                                                  4,261,005
                                                                -----------
            TRANSPORTATION -- 0.4%
   3,428    Air Asia BHD (A)(D)...............................        1,754
  39,432    Air China Ltd. (A)................................       27,228
     343    All America Latina Logistica S.A. ................        4,155
   1,390    Cathay Pacific Airways Ltd. (A)...................        3,542

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
      32    Copa Holdings S.A. Class A........................  $     1,635
      22    General Dynamics Corp. ...........................        1,696
     123    GOL Linhas Aereas Inteligentes S.A. ADR (G).......        3,731
     112    Grupo Aeroportuario Del ADR (D)...................        3,039
      48    Kirby Corp. (D)...................................        1,669
     167    Knight Transportation, Inc. (G)...................        2,967
     159    UAL Corp. (D)(G)..................................        6,084
      59    US Airways Group, Inc. (D)(G).....................        2,670
                                                                -----------
                                                                     60,170
                                                                -----------
            UTILITIES -- 1.6%
     652    AES Corp. (D).....................................       14,027
     879    American Electric Power Co., Inc. (G).............       42,837
  28,420    Datang International Power (A)....................       26,810
      50    Electricite de France (A).........................        4,205
      93    MDU Resources Group, Inc. ........................        2,670
   2,033    Suntech Power Holdings Co., Ltd. ADR (D)(G).......       70,355
      87    Theolia S.A. (A)(D)...............................        3,547
     835    Veolia Environment S.A. (A).......................       62,171
                                                                -----------
                                                                    226,622
                                                                -----------
            Total Common Stock
              (Cost $11,997,748)..............................  $14,159,619
                                                                -----------
PREFERRED STOCKS -- 0.0%
            ENERGY -- 0.0%
       8    Petroleo Brasileiro S.A. ADR (D)..................          715
                                                                -----------
            Total Preferred Stocks
              (Cost $699).....................................  $       715
                                                                -----------
EXCHANGE-TRADED FUNDS -- 0.1%
            INVESTMENT POOLS AND FUNDS -- 0.1%
      32    S & P 500 Depositary Receipt (G)..................        4,531
      56    S & P Mid-Cap 400 Depositary Receipt (G)..........        8,711
                                                                -----------
            Total Exchange-Traded Funds
              (Cost $12,918)..................................  $    13,242
                                                                -----------
PRINCIPAL
 AMOUNT
---------
     CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
 $   412    Augsburg Re AG, 0.00%, 12/31/2049 (A)(H)+.........  $       227
  26,500    UBS Luxembourg S.A., 6.23%, 02/11/2015............       26,956
                                                                -----------
            Total Corporate Bonds: Investment Grade
              (Cost $27,646)..................................  $    27,183
                                                                -----------
            Total Long -- Term Investments
              (Cost 12,039,011)...............................  $14,200,759
                                                                -----------
SHORT-TERM INVESTMENTS -- 7.6%
            REPURCHASE AGREEMENTS @ -- 0.9%
     635    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $       635
  28,552    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       28,552
  27,324    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       27,324

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $15,351    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................  $    15,351
  50,350    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       50,350
                                                                -----------
                                                                    122,212
                                                                -----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.7%
            CASH COLLATERAL REINVESTMENT FUND:
 962,461    Mellon GSL DBTII Collateral Fund..................      962,461
                                                                -----------
            Total Short -- Term Investments
              (Cost $1,084,673)...............................  $ 1,084,673
                                                                -----------
            Total Investments in Securities
              (Cost $13,123,684) (C)..........................  $15,285,432
            Other Assets and Liabilities......................   (1,029,096)
                                                                -----------
            Total Net Assets..................................  $14,256,336
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 34.67% of total net assets at March 31, 2007.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $2,399,906, which represents 16.83% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $13,149,211 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $2,338,567
      Unrealized depreciation.......................    (202,346)
                                                      ----------
      Net unrealized appreciation...................  $2,136,221
                                                      ==========

(D)  Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED          SHARES/PAR              SECURITY              COST BASIS
      --------          ----------              --------              ----------
      6/2006              209        Augsburg Re AG -- 144A            $    67
      6/2006              412        Augsburg Re AG -- 144A, 0.00%,
                                     12/31/2049                            766
      10/2005-12/2006   4,400        European Capital Ltd. -- Reg D     55,431
      10/2005              30        Harvey Weinstein Master L.P. --
                                     Reg D                              27,951
      3/2007               75        Solar Cayman Ltd.                   1,121

     The aggregate value of these securities at March 31, 2007 was $98,006, which represents 0.69% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $73,337, which represents 0.51% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $191,155 or 1.34% of net assets.

  +  Convertible debt security.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                          COUPON      EXPIRATION
                                    SECURITY TYPE          RATE          DATE
                                  ------------------   ------------   ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

 HARTFORD CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                           MARKET             CONTRACT            UNREALIZED
DESCRIPTION                        TRANSACTION             VALUE               AMOUNT              DELIVERY
-----------                        -----------             ------             --------            ----------
British Pound                          Buy                $  3,791            $  3,783              4/2/2007
British Pound                          Buy                     151                 151              4/3/2007
Canadian Dollar                        Buy                     744                 741              4/3/2007
Canadian Dollar                       Sell                   1,010               1,006              4/2/2007
Euro                                   Buy                     103                 103              4/2/2007
Euro                                  Sell                   3,397               3,391              4/2/2007
Euro                                  Sell                     250                 250              4/3/2007
Euro                                  Sell                     725                 725              4/4/2007
Euro                                  Sell                 671,168             661,948            12/20/2007
Hong Kong Dollars                      Buy                     240                 240              4/3/2007
Hong Kong Dollars                     Sell                   2,209               2,210              4/2/2007
Hong Kong Dollars                     Sell                   1,675               1,675              4/3/2007
Japanese Yen                           Buy                     422                 421              4/2/2007
Japanese Yen                           Buy                     243                 244              4/3/2007
Japanese Yen                           Buy                     211                 211              4/4/2007
Japanese Yen                          Sell                  37,371              37,607              4/2/2007
Japanese Yen                          Sell                   1,923               1,930              4/3/2007
Japanese Yen                          Sell                  40,608              40,521              4/4/2007
New Turkish Lira                       Buy                     121                 121              4/2/2007
Norwegian Krone                        Buy                       7                   7              4/2/2007

                          APPRECIATION
                              DATE
DESCRIPTION              (DEPRECIATION)
-----------              --------------
British Pound               $     8
British Pound                    --
Canadian Dollar                   3
Canadian Dollar                  (4)
Euro                             --
Euro                             (6)
Euro                             --
Euro                             --
Euro                         (9,220)
Hong Kong Dollars                --
Hong Kong Dollars                 1
Hong Kong Dollars                --
Japanese Yen                      1
Japanese Yen                     (1)
Japanese Yen                     --
Japanese Yen                    236
Japanese Yen                      7
Japanese Yen                    (87)
New Turkish Lira                 --
Norwegian Krone                  --
                            -------
                            $(9,062)
                            =======

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.0%
            BASIC MATERIALS -- 3.9%
     267    Freeport-McMoRan Copper & Gold, Inc. (G)..........  $   17,693
     256    Goodyear Tire & Rubber Co. (D)(G).................       7,994
     516    Kimberly-Clark Corp. .............................      35,334
     200    Lyondell Chemical Co. ............................       6,006
      71    OfficeMax, Inc. (G)...............................       3,718
                                                                ----------
                                                                    70,745
                                                                ----------
            CAPITAL GOODS -- 4.7%
     423    Hasbro, Inc. .....................................      12,103
     804    Lam Research Corp. (D)............................      38,071
     291    Parker-Hannifin Corp. ............................      25,151
     140    Terex Corp. (D)(U)................................      10,039
                                                                ----------
                                                                    85,364
                                                                ----------
            CONSUMER CYCLICAL -- 9.9%
     679    Altria Group, Inc. ...............................      59,595
     100    Avnet, Inc. (D)(G)................................       3,596
     338    Coach, Inc. (D)(U)................................      16,917
     272    Dillard's, Inc. (G)(T)............................       8,906
     246    Gap, Inc. ........................................       4,232
     299    Jones Apparel Group, Inc. ........................       9,176
     554    Kohl's Corp. (D)(G)...............................      42,419
     240    Mattel, Inc. .....................................       6,622
     205    Newell Rubbermaid, Inc. ..........................       6,383
     556    Safeway, Inc. (G).................................      20,368
     129    TJX Cos., Inc. ...................................       3,478
                                                                ----------
                                                                   181,692
                                                                ----------
            CONSUMER STAPLES -- 1.1%
     319    Reynolds American, Inc. (G).......................      19,921
                                                                ----------
            ENERGY -- 10.8%
     586    Chevron Corp. ....................................      43,370
     793    ConocoPhillips....................................      54,222
     456    Exxon Mobil Corp. (G).............................      34,405
      33    Marathon Oil Corp. ...............................       3,301
     886    Occidental Petroleum Corp. (U)....................      43,689
     300    Valero Energy Corp. ..............................      19,315
                                                                ----------
                                                                   198,302
                                                                ----------
            FINANCE -- 25.0%
     641    ACE Ltd. .........................................      36,593
     643    Assurant, Inc. ...................................      34,479
     357    Axis Capital Holdings Ltd. .......................      12,078
   1,340    Bank of America Corp. ............................      68,382
   1,391    Citigroup, Inc. ..................................      71,432
      73    Comerica, Inc. ...................................       4,316
     375    Countrywide Financial Corp. (G)(T)(U).............      12,625
      63    Everest Re Group Ltd. ............................       6,088
      98    Federal Home Loan Mortgage Corp. .................       5,848
     218    Goldman Sachs Group, Inc. ........................      45,004
     444    Lehman Brothers Holdings, Inc. (T)................      31,097
      94    MBIA, Inc. (G)(T).................................       6,163
     330    Medco Health Solutions, Inc. (D)..................      23,964
     172    Merrill Lynch & Co., Inc. ........................      14,064
     102    Metlife, Inc. ....................................       6,460
     103    PNC Financial Services Group, Inc. ...............       7,420
      85    Ryder System, Inc. ...............................       4,184
     244    Travelers Co., Inc. ..............................      12,606

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     404    UnitedHealth Group, Inc. .........................  $   21,394
     411    US Bancorp (G)....................................      14,358
     817    Western Union Co. ................................      17,927
                                                                ----------
                                                                   456,482
                                                                ----------
            HEALTH CARE -- 11.4%
      87    Abbott Laboratories...............................       4,843
     412    Amylin Pharmaceuticals, Inc. (D)(G)...............      15,382
      75    Barr Pharmaceuticals, Inc. (D)....................       3,467
   1,520    Bristol-Myers Squibb Co. (G)......................      42,201
     217    Cephalon, Inc. (D)(G).............................      15,467
     154    Coventry Health Care, Inc. (D)....................       8,637
     299    Eli Lilly & Co. ..................................      16,065
     418    Forest Laboratories, Inc. (D)(G)..................      21,522
      86    Gilead Sciences, Inc. (D).........................       6,610
     692    McKesson Corp. ...................................      40,480
   1,352    Schering-Plough Corp. ............................      34,490
                                                                ----------
                                                                   209,164
                                                                ----------
            SERVICES -- 4.8%
     398    Accenture Ltd. Class A............................      15,327
      40    Alliance Data Systems Corp. (D)(G)................       2,489
     438    EchoStar Communications Corp. Class A (D).........      19,027
     157    Manpower, Inc. (U)................................      11,597
     296    McGraw-Hill Cos., Inc. (T)........................      18,619
     108    Omnicom Group, Inc. ..............................      11,011
     152    Unisys Corp. (D)..................................       1,277
     171    Walt Disney Co. ..................................       5,898
      57    Waste Management, Inc. ...........................       1,947
                                                                ----------
                                                                    87,192
                                                                ----------
            TECHNOLOGY -- 22.7%
     360    Apple, Inc. (D)...................................      33,401
   1,721    AT&T, Inc. .......................................      67,857
     131    BMC Software, Inc. (D)............................       4,040
     154    CenturyTel, Inc. (G)..............................       6,941
     268    Cisco Systems, Inc. (D)(G)........................       6,851
     150    Danaher Corp. (G).................................      10,739
     567    Dover Corp. ......................................      27,661
      94    Embarq Corp. .....................................       5,308
     452    First Data Corp. .................................      12,163
     534    General Electric Co. .............................      18,894
   1,289    Hewlett-Packard Co. ..............................      51,757
     216    IAC/Interactive Corp. (D).........................       8,138
     263    International Business Machines Corp. ............      24,781
      42    L-3 Communications Holdings, Inc. ................       3,700
     400    Lockheed Martin Corp. ............................      38,837
     281    MEMC Electronic Materials, Inc. (D)...............      17,041
   1,240    Oracle Corp. (D)..................................      22,472
     690    Qwest Communications International, Inc.
              (D)(G)*(U)......................................       6,202
      66    Research In Motion Ltd. (D)(G)(U).................       9,008
   1,042    Symantec Corp. (D)(G).............................      18,030
      62    Telephone and Data Systems, Inc. .................       3,702
     206    Whirlpool Corp. ..................................      17,483
                                                                ----------
                                                                   415,006
                                                                ----------
            TRANSPORTATION -- 0.2%
      52    General Dynamics Corp. ...........................       3,935
                                                                ----------

 HARTFORD DISCIPLINED EQUITY HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 2.5%
      50    Constellation Energy Group, Inc. .................  $    4,365
      84    Energy Corp. .....................................       8,761
     156    FirstEnergy Corp. (G).............................      10,327
      95    NRG Energy, Inc. (D)(G)(U)........................       6,858
     246    TXU Corp. ........................................      15,794
                                                                ----------
                                                                    46,105
                                                                ----------
            Total Common Stock
              (Cost $1,544,408)...............................  $1,773,908
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.5%
            REPURCHASE AGREEMENTS @ -- 2.6%
 $   250    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $      250
  11,237    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................      11,237
  10,754    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................      10,754
   6,041    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       6,041
  19,816    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      19,816
                                                                ----------
                                                                    48,098
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.9%
            CASH COLLATERAL REINVESTMENT FUND:
 253,447    BNY Institutional Cash Reserve Fund...............     253,447
                                                                ----------
            Total Short-Term Investments
              (Cost $301,545).................................  $  301,545
                                                                ----------
            Total Investments in Securities
              (Cost $1,845,953) (C)...........................  $2,075,453
                                                                ----------
            Other Assets and Liabilities......................    (245,885)
                                                                ----------
            Total Net Assets..................................  $1,829,568
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.49% of total net assets at March 31, 2007.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,847,261 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $239,292
      Unrealized depreciation........................   (11,100)
                                                       --------
      Net unrealized appreciation....................  $228,192
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

 (T) At March 31, 2007, securities valued at $77,410 were designated to cover open put options written as follows:

                                          EXERCISE   EXPIRATION    MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE        DATE      VALUE (W)   RECEIVED
      ------                 ----------   --------   ----------   ---------   --------
      Countrywide Financial
       Corp.                    355         $30       May 2007       $ 43       $ 40
      Dillard's, Inc.           551          30       May 2007         28         38
      Lehman Brothers
       Holdings, Inc.           247          65      April 2007        10         20
      MBIA, Inc.                214          60      April 2007         6         14
      McGraw-Hill Cos.,
       Inc.                     415          60       May 2007         42         39
                                                                     ----       ----
      Total Value                                                    $129       $151
                                                                     ====       ====

    *  The number of contracts does not omit 000's.

  (U)At March 31, 2007, securities valued at $104,310 were designated to cover open call options written as follows:

                                          EXERCISE   EXPIRATION    MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE        DATE      VALUE (W)   RECEIVED
      ------                 ----------   --------   ----------   ---------   --------
      Coach, Inc.               552         $55       May 2007       $ 36       $ 38
      Countrywide Financial
       Corp.                    355          40       May 2007         17         25
      Manpower, Inc.            207          80       May 2007         15         15
      NRG Energy, Inc.           45          75      April 2007         3          4
      Occidental Petroleum
       Corp.                    635          50      April 2007        67         58
      Qwest Communications
       International, Inc.      881          10       May 2007         17         17
      Research in Motion
       Ltd.                     129         155      April 2007         7         19
      Terex Corp.               263          75      April 2007        37         24
                                                                     ----       ----
      Total Value                                                    $199       $200
                                                                     ====       ====

    *  The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                        UNREALIZED
                                 NUMBER OF                             APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------                ----------   --------   ----------   --------------
      S&P 500 Mini futures
       contracts                    497         Long     June 2007         $315

     Cash of $2,498 was pledged as initial margin deposit for open futures contracts at March 31, 2007.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                        SECURITY           COUPON      EXPIRATION
                                          TYPE              RATE          DATE
                                        --------           ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                   FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase Agreement  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement        FHLMC                 5.00%-5.50%   2035-2036
                                   FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                   FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC TriParty
       Joint Repurchase Agreement  FHLMC                4.50%-10.50%   2008-2037
                                   FNMA                  4.50%-8.00%   2007-2046

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 7.7%
    3,143   Alcoa, Inc. ......................................  $   106,554
      454   Bowater, Inc. (G).................................       10,807
    1,264   Companhia Vale do Rio Doce ADR (G)................       46,738
    2,602   E.I. DuPont de Nemours & Co. (G)..................      128,613
    1,615   International Paper Co. (G).......................       58,775
    1,222   Kimberly-Clark Corp. .............................       83,715
      755   Newmont Mining Corp. .............................       31,698
      553   Pentair, Inc. ....................................       17,241
    2,103   Rhodia S.A. (D)...................................        7,675
      114   Rio Tinto plc ADR.................................       26,039
      653   Rohm & Haas Co. (G)...............................       33,778
                                                                -----------
                                                                    551,633
                                                                -----------
            CAPITAL GOODS -- 4.8%
      550   3M Co. ...........................................       42,029
      362   Caterpillar, Inc. ................................       24,265
    1,200   Deere & Co. ......................................      130,314
      571   Parker-Hannifin Corp. ............................       49,318
    1,185   Pitney Bowes, Inc. ...............................       53,769
    3,067   Xerox Corp. (D)...................................       51,805
                                                                -----------
                                                                    351,500
                                                                -----------
            CONSUMER CYCLICAL -- 8.4%
    1,390   Altria Group, Inc. ...............................      122,038
      844   Avery Dennison Corp. (G)..........................       54,242
      860   Home Depot, Inc. .................................       31,589
      551   Honda Motor Co., Ltd. ADR.........................       19,210
    2,009   McDonald's Corp. .................................       90,519
      359   NIKE, Inc. Class B................................       38,158
    1,287   Staples, Inc. ....................................       33,256
    1,998   Sysco Corp. (G)...................................       67,582
    3,219   Wal-Mart Stores, Inc. ............................      151,127
                                                                -----------
                                                                    607,721
                                                                -----------
            CONSUMER STAPLES -- 6.4%
      665   Bunge Ltd. (G)....................................       54,643
    1,500   Coca-Cola Co. ....................................       71,981
      789   Nestle S.A. ADR (G)...............................       76,603
      963   PepsiCo, Inc. ....................................       61,189
    1,060   Procter & Gamble Co. .............................       66,937
    2,595   Tyson Foods, Inc. Class A (G).....................       50,363
      944   Unilever N.V. NY Shares...........................       27,578
      774   Weyerhaeuser Co. .................................       57,849
                                                                -----------
                                                                    467,143
                                                                -----------
            ENERGY -- 16.0%
      999   Anadarko Petroleum Corp. .........................       42,954
    3,282   Chevron Corp. ....................................      242,729
    1,796   ConocoPhillips....................................      122,784
    1,832   EnCana Corp. .....................................       92,737
    3,482   Exxon Mobil Corp. ................................      262,707
    1,220   Royal Dutch Shell plc.............................       80,893
      833   Schlumberger Ltd. (G).............................       57,533
    2,549   Total S.A. ADR (G)................................      177,876
    1,540   XTO Energy, Inc. .................................       84,407
                                                                -----------
                                                                  1,164,620
                                                                -----------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- 16.5%
    1,111   ACE Ltd. .........................................  $    63,399
    1,316   Allstate Corp. ...................................       79,009
    1,589   American International Group, Inc. ...............      106,833
    4,224   Bank of America Corp. ............................      215,523
    3,817   Citigroup, Inc. ..................................      195,963
      945   Federal Home Loan Mortgage Corp. .................       56,242
      970   MBIA, Inc. (G)....................................       63,551
      673   Merrill Lynch & Co., Inc. ........................       54,923
      681   Metlife, Inc. (G).................................       42,974
      502   PNC Financial Services Group, Inc. ...............       36,158
      530   Prudential Financial, Inc. (G)....................       47,793
    1,269   State Street Corp. ...............................       82,148
    1,471   Synovus Financial Corp. (G).......................       47,579
    1,832   UBS AG (G)........................................      108,876
                                                                -----------
                                                                  1,200,971
                                                                -----------
            HEALTH CARE -- 9.9%
    2,665   Abbott Laboratories (G)...........................      148,701
    1,004   AstraZeneca plc ADR...............................       53,865
    3,330   Bristol-Myers Squibb Co. .........................       92,430
    2,920   Eli Lilly & Co. (G)...............................      156,849
    1,242   Sanofi-Aventis S.A. ADR (G).......................       54,018
    5,267   Schering-Plough Corp. ............................      134,359
      974   Teva Pharmaceutical Industries Ltd. ADR...........       36,453
      846   Wyeth.............................................       42,325
                                                                -----------
                                                                    719,000
                                                                -----------
            SERVICES -- 7.2%
    1,634   Accenture Ltd. Class A............................       62,986
    1,016   Automatic Data Processing, Inc. ..................       49,170
    1,690   CBS Corp. Class B (G).............................       51,686
    2,471   Comcast Corp. Class A (D)(G)......................       64,111
    1,418   Comcast Corp. Special Class A (D)(G)..............       36,127
    1,234   New York Times Co. Class A (G)....................       29,007
    2,166   Time Warner, Inc. ................................       42,715
      825   United Parcel Service, Inc. Class B...............       57,861
    1,220   Viacom, Inc. Class B (D)..........................       50,144
    2,300   Waste Management, Inc. ...........................       79,126
                                                                -----------
                                                                    522,933
                                                                -----------
            TECHNOLOGY -- 16.3%
    8,129   AT&T, Inc. (G)....................................      320,545
    3,922   EMC Corp. (D)(G)..................................       54,321
    1,695   First Data Corp. (G)..............................       45,598
    5,579   General Electric Co. .............................      197,287
    1,680   International Business Machines Corp. ............      158,376
      669   Lockheed Martin Corp. ............................       64,877
    1,853   Maxim Integrated Products, Inc. ..................       54,478
    1,987   Medtronic, Inc. ..................................       97,477
    2,840   Microsoft Corp. ..................................       79,145
    2,021   Verizon Communications, Inc. .....................       76,646
      390   Whirlpool Corp. (G)...............................       33,081
                                                                -----------
                                                                  1,181,831
                                                                -----------
            TRANSPORTATION -- 0.6%
    2,796   Southwest Airlines Co. (G)........................       41,098
                                                                -----------
            UTILITIES -- 5.4%
    1,042   Dominion Resources, Inc. (G)......................       92,525
    2,062   Exelon Corp. (G)..................................      141,661

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- (CONTINUED)
    1,566   FPL Group, Inc. (G)...............................  $    95,817
      618   Progress Energy, Inc. (G).........................       31,147
      423   Veolia Environment ADR (G)........................       31,467
                                                                -----------
                                                                    392,617
                                                                -----------
            Total Common Stock
              (Cost $5,714,735)...............................  $ 7,201,067
                                                                -----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 18.5%
            REPURCHASE AGREEMENTS @ -- 1.2%
$     441   Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $       441
   19,804   Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       19,804
   18,952   BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       18,952
   10,647   Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       10,647
   34,922   UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       34,922
                                                                -----------
                                                                $    84,766
                                                                -----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 17.3%
            CASH COLLATERAL REINVESTMENT FUND:
1,258,939   BNY Institutional Cash Reserve Fund...............    1,258,939
                                                                -----------
            Total Short-Term Investments
              (Cost $1,343,705)...............................  $ 1,343,705
                                                                -----------
            Total Investments in Securities
              (Cost $7,058,440) (C)...........................  $ 8,544,772
                                                                -----------
            Other Assets and Liabilities......................   (1,282,306)
                                                                -----------
            Total Net Assets..................................  $ 7,262,466
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.36% of total net assets at March 31, 2007.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $7,063,435 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..................................  $1,536,173
      Unrealized depreciation..................................     (54,836)
                                                                 ----------
      Net unrealized appreciation..............................  $1,481,337
                                                                 ----------

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                          COUPON      EXPIRATION
                                    SECURITY TYPE          RATE          DATE
                                  ------------------   ------------   ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.4%
            BASIC MATERIALS -- 8.7%
     87     Air Products and Chemicals, Inc. .................  $  6,436
    155     Alcoa, Inc. ......................................     5,267
    237     Dow Chemical Co. .................................    10,871
    130     E.I. DuPont de Nemours & Co. .....................     6,446
     57     International Paper Co. ..........................     2,066
     91     Kimberly-Clark Corp. .............................     6,254
     71     PPG Industries, Inc. (G)..........................     5,007
                                                                --------
                                                                  42,347
                                                                --------
            CAPITAL GOODS -- 6.8%
     57     3M Co. ...........................................     4,372
    156     American Standard Cos., Inc. .....................     8,276
     62     Deere & Co. ......................................     6,736
     98     Goodrich Corp. ...................................     5,050
    195     Pitney Bowes, Inc. ...............................     8,851
                                                                --------
                                                                  33,285
                                                                --------
            CONSUMER CYCLICAL -- 3.3%
    185     Altria Group, Inc. ...............................    16,274
                                                                --------
            CONSUMER STAPLES -- 6.4%
     74     Campbell Soup Co. ................................     2,890
     73     Colgate-Palmolive Co. ............................     4,862
     52     Diageo plc ADR....................................     4,226
    113     General Mills, Inc. ..............................     6,604
    133     Kellogg Co. ......................................     6,843
     94     PepsiCo, Inc. ....................................     5,981
                                                                --------
                                                                  31,406
                                                                --------
            ENERGY -- 11.6%
    261     Chevron Corp. ....................................    19,274
    168     ConocoPhillips....................................    11,470
    296     Exxon Mobil Corp. ................................    22,339
     54     Royal Dutch Shell plc ADR (G).....................     3,593
                                                                --------
                                                                  56,676
                                                                --------
            FINANCE -- 28.9%
    109     ACE Ltd. .........................................     6,237
    104     Allstate Corp. ...................................     6,228
    443     Bank of America Corp. ............................    22,613
    131     Bank of New York Co., Inc. .......................     5,316
    158     Chubb Corp. ......................................     8,158
    391     Citigroup, Inc. ..................................    20,063
    329     Host Hotels & Resorts, Inc. ......................     8,653
    240     JP Morgan Chase & Co. ............................    11,621
    148     PNC Financial Services Group, Inc. ...............    10,650
     66     SunTrust Banks, Inc. (G)..........................     5,476
    217     UBS AG (G)........................................    12,878
    426     US Bancorp (G)....................................    14,880
     71     Wachovia Corp. ...................................     3,889
    131     Wells Fargo & Co. ................................     4,520
                                                                --------
                                                                 141,182
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 7.6%
    133     Abbott Laboratories...............................  $  7,416
    158     Baxter International, Inc. .......................     8,335
    170     Bristol-Myers Squibb Co. .........................     4,728
     89     GlaxoSmithKline plc ADR...........................     4,803
    234     Wyeth.............................................    11,704
                                                                --------
                                                                  36,986
                                                                --------
            SERVICES -- 2.0%
     53     Gannett Co., Inc. (G).............................     2,996
     63     R.R. Donnelley & Sons Co. ........................     2,309
    131     Waste Management, Inc. ...........................     4,511
                                                                --------
                                                                   9,816
                                                                --------
            TECHNOLOGY -- 11.1%
    571     AT&T, Inc. .......................................    22,512
    108     Chunghwa Telecom Co., Ltd. ADR....................     2,151
    542     General Electric Co. .............................    19,151
    278     Verizon Communications, Inc. .....................    10,540
                                                                --------
                                                                  54,354
                                                                --------
            UTILITIES -- 11.0%
    118     American Electric Power Co., Inc. (G).............     5,767
    106     Consolidated Edison, Inc. (G).....................     5,397
     70     Dominion Resources, Inc. .........................     6,209
     25     Entergy Corp. (G).................................     2,592
    128     Exelon Corp. .....................................     8,783
    229     FPL Group, Inc. ..................................    14,010
     82     PPL Corp. ........................................     3,350
     91     SCANA Corp. ......................................     3,938
    107     Southern Co. (G)..................................     3,903
                                                                --------
                                                                  53,949
                                                                --------
            Total Common Stock
              (Cost $409,341).................................  $476,275
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 10.2%
            REPURCHASE AGREEMENTS @ -- 3.2%
 $   82     Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $     82
  3,686     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................     3,686
  3,527     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................     3,527

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $1,982     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................  $  1,982
  6,500     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................     6,500
                                                                --------
                                                                  15,777
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.0%
            CASH COLLATERAL REINVESTMENT FUND:
 34,240     BNY Institutional Cash Reserve Fund...............  $ 34,240
                                                                --------
            Total Short-Term Investments
              (Cost $50,017)..................................  $ 50,017
                                                                --------
            Total Investments in Securities
              (Cost $459,358) (C).............................  $526,292
                                                                --------
            Other Assets and Liabilities......................   (37,359)
                                                                --------
            Total Net Assets..................................  $488,933
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.66% of total net assets at March 31, 2007.

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $459,465 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $68,070
      Unrealized depreciation.........................   (1,243)
                                                        -------
      Net unrealized appreciation.....................  $66,827
                                                        =======

(G)  Security is partially on loan at March 31, 2007.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                                           COUPON      EXPIRATION
                                     SECURITY TYPE          RATE          DATE
                                   ------------------   ------------   ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                   FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase Agreement  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement        FHLMC                 5.00%-5.50%   2035-2036
                                   FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                   FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC TriParty
       Joint Repurchase Agreement  FHLMC                4.50%-10.50%   2008-2037
                                   FNMA                  4.50%-8.00%   2007-2046

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.6%
            BASIC MATERIALS -- 5.1%
     48     Alcoa, Inc. ......................................   $ 1,610
     28     Cameco Corp. .....................................     1,146
     32     Companhia Vale do Rio Doce ADR....................     1,176
                                                                 -------
                                                                   3,932
                                                                 -------
            CAPITAL GOODS -- 4.7%
     27     Caterpillar, Inc. ................................     1,783
     17     Deere & Co. ......................................     1,890
                                                                 -------
                                                                   3,673
                                                                 -------
            CONSUMER CYCLICAL -- 5.6%
     70     Circuit City Stores, Inc. ........................     1,303
     54     D.R. Horton, Inc. ................................     1,186
     39     Wal-Mart Stores, Inc. ............................     1,807
                                                                 -------
                                                                   4,296
                                                                 -------
            CONSUMER STAPLES -- 4.2%
     51     PepsiCo, Inc. ....................................     3,229
                                                                 -------
            ENERGY -- 7.1%
     42     EnCana Corp. .....................................     2,126
     49     Halliburton Co. ..................................     1,543
     37     Occidental Petroleum Corp. .......................     1,820
                                                                 -------
                                                                   5,489
                                                                 -------
            FINANCE -- 12.9%
     21     American International Group, Inc. ...............     1,385
     27     Capital One Financial Corp. ......................     2,007
     42     Countrywide Financial Corp. ......................     1,410
     68     E*Trade Financial Corp. (D).......................     1,451
      7     Goldman Sachs Group, Inc. ........................     1,508
     42     UnitedHealth Group, Inc. .........................     2,219
                                                                 -------
                                                                   9,980
                                                                 -------
            HEALTH CARE -- 11.7%
     73     Boston Scientific Corp. (D).......................     1,059
     51     Bristol-Myers Squibb Co. .........................     1,413
    106     Elan Corp. plc ADR (D)............................     1,411
     49     Eli Lilly & Co. ..................................     2,648
     57     Sanofi-Aventis S.A. ADR...........................     2,489
                                                                 -------
                                                                   9,020
                                                                 -------
            SERVICES -- 9.7%
     26     Accenture Ltd. Class A............................     1,017
     40     United Parcel Service, Inc. Class B...............     2,832
     43     Viacom, Inc. Class B (D)..........................     1,768
    146     XM Satellite Radio Holdings, Inc. Class A (D)(G)..     1,888
                                                                 -------
                                                                   7,505
                                                                 -------
            TECHNOLOGY -- 35.6%
     10     Apple, Inc. (D)...................................       901
     62     AT&T, Inc. .......................................     2,453
    103     Cisco Systems, Inc. (D)...........................     2,635
    214     EMC Corp. (D).....................................     2,969
     86     First Data Corp. .................................     2,316
    104     General Electric Co. .............................     3,692
      5     Google, Inc. (D)..................................     2,337
     65     Maxim Integrated Products, Inc. ..................     1,917
     64     Medtronic, Inc. ..................................     3,145

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
    110     Sprint Nextel Corp. ..............................   $ 2,086
     39     Texas Instruments, Inc. ..........................     1,174
     62     Yahoo!, Inc. (D)..................................     1,952
                                                                 -------
                                                                  27,577
                                                                 -------
            Total Common Stock
              (Cost $73,867)..................................   $74,701
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.2%
            REPURCHASE AGREEMENTS @ -- 3.4%
 $   13     Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................   $    13
    610     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       610
    584     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       584
    328     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       328
  1,076     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................     1,076
                                                                 -------
                                                                 $ 2,611
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.8%
            CASH COLLATERAL REINVESTMENT FUND:
  1,391     BNY Institutional Cash Reserve Fund...............     1,391
                                                                 -------
            Total Short-Term Investments
              (Cost $4,002)...................................   $ 4,002
                                                                 -------
            Total Investments in Securities
              (Cost $77,869) (C)..............................   $78,703
                                                                 -------
            Other Assets and Liabilities......................    (1,339)
                                                                 -------
            Total Net Assets..................................   $77,364
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.79% of total net assets at March 31, 2007.

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $77,963 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 4,913
      Unrealized depreciation.........................   (4,173)
                                                        -------
      Net unrealized appreciation.....................  $   740
                                                        =======

(D)  Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

--------------------------------------------------------------------------------

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                                         COUPON      EXPIRATION
                                    SECURITY TYPE         RATE          DATE
                                  ------------------  ------------   ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                       5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond         7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                5.00%-5.50%   2035-2036
                                  FNMA                 5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       Triparty Joint Repurchase
       Agreement                  FHLMC                5.00%-6.00%   2019-2037
      UBS Securities Triparty
       Joint Repurchase
       Agreement                  FHLMC               4.50%-10.50%   2008-2037
                                  FNMA                 4.50%-8.00%   2007-2046

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- 57.5%
             BASIC MATERIALS -- 2.2%
        52   Cameco Corp. .....................................  $  2,129
        70   Companhia Vale do Rio Doce ADR....................     2,582
        54   Xstrata plc (A)...................................     2,779
                                                                 --------
                                                                    7,490
                                                                 --------
             CAPITAL GOODS -- 1.7%
        19   Alstom RGPT (A)(D)................................     2,419
        38   Boeing Co. +......................................     3,370
        13   Gamesa Corporacion Tecnologica S.A. (A)...........       479
                                                                 --------
                                                                    6,268
                                                                 --------
             CONSUMER CYCLICAL -- 6.7%
        89   AEON Co., Ltd. (A)................................     1,755
        51   Best Buy Co., Inc. +..............................     2,468
       466   Carphone Warehouse Group plc (A)+.................     2,550
        69   eBay, Inc. (D)....................................     2,301
        61   KarstadtQuelle AG (A)(D)(Q).......................     2,227
        34   LG Electronics, Inc. (A)(D).......................     2,342
        15   Nintendo Co., Ltd. (A)............................     4,352
       709   Tesco plc (A).....................................     6,204
                                                                 --------
                                                                   24,199
                                                                 --------
             CONSUMER STAPLES -- 3.8%
         6   Fomento Economico Mexicano S.A.B. De C.V. ADR +...       607
         1   Japan Tobacco, Inc. (A)...........................     2,481
         8   Nestle S.A. (A)...................................     3,140
        68   Reckitt Benckiser plc (A).........................     3,572
        76   Royal Numico N.V. (A).............................     3,900
                                                                 --------
                                                                   13,700
                                                                 --------
             ENERGY -- 2.6%
        21   Noble Corp. ......................................     1,668
        50   OAO Gazprom ADR (K)...............................     2,099
        65   Schlumberger Ltd. +...............................     4,485
        15   Suncor Energy, Inc. ..............................     1,103
                                                                 --------
                                                                    9,355
                                                                 --------
             FINANCE -- 8.5%
       285   Amvescap plc (A)..................................     3,149
        17   Deutsche Boerse AG (A)+...........................     3,920
       128   E*Trade Financial Corp. (D)+......................     2,718
        32   Erste Bank Der Oesterreichischen Sparkassen AG
               (A)+............................................     2,464
        15   Goldman Sachs Group, Inc. +.......................     3,017
         6   Julius Baer Holding Ltd. (A)......................       823
        13   KBC Groep N.V. (A)................................     1,653
       367   Man Group plc (A).................................     4,011
        10   ORIX Corp. (A)....................................     2,647
        --   Sumitomo Mitsui Financial Group, Inc. (A).........     2,598
        97   Sumitomo Realty & Development Co., Ltd. (A).......     3,664
                                                                 --------
                                                                   30,664
                                                                 --------
             HEALTH CARE -- 7.8%
        22   Celgene Corp. (D)+................................     1,138
        50   Eisai Co., Ltd. (A)...............................     2,391

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             HEALTH CARE -- (CONTINUED)
       223   Elan Corp. plc ADR (D)............................  $  2,966
        15   Fresenius Medical Care AG & Co. (A)...............     2,223
        36   Gilead Sciences, Inc. (D).........................     2,731
        65   Monsanto Co. +....................................     3,583
       184   Schering-Plough Corp. +...........................     4,681
        83   St. Jude Medical, Inc. (D)........................     3,129
        59   Wyeth +...........................................     2,967
        26   Zimmer Holdings, Inc. (D).........................     2,246
                                                                 --------
                                                                   28,055
                                                                 --------
             SERVICES -- 3.1%
        23   Accor S.A. (A)....................................     2,246
       163   Comcast Corp. Class A (D)+........................     4,235
        56   Las Vegas Sands Corp. (D)+........................     4,841
                                                                 --------
                                                                   11,322
                                                                 --------
             TECHNOLOGY -- 18.8%
       150   ABB Ltd. (A)......................................     2,577
       120   Activision, Inc. (D)..............................     2,275
        89   Adobe Systems, Inc. (D)+..........................     3,690
        33   Akamai Technologies, Inc. (D).....................     1,667
        47   America Movil S.A. de C.V. ADR +..................     2,232
       122   American Tower Corp. Class A (D)+.................     4,760
        30   Apple, Inc. (D)...................................     2,806
       103   ASML Holding N.V. (A) (D).........................     2,552
        36   Broadcom Corp. Class A (D)........................     1,138
       143   Cisco Systems, Inc. (D)+..........................     3,656
       190   Corning, Inc. (D)+................................     4,323
        36   Danaher Corp. +...................................     2,558
        54   Electronic Arts, Inc. (D).........................     2,735
       194   EMC Corp. (D)+....................................     2,684
        12   Google, Inc. (D)+.................................     5,544
        55   Hewlett-Packard Co. +.............................     2,212
       323   Hon Hai Precision Industry Co., Ltd. (A)..........     2,158
        13   Iliad S.A. (A)....................................     1,362
         2   Millicom International Cellular S.A. (D)..........       125
        76   Network Appliance, Inc. (D)+......................     2,761
       180   Oracle Corp. (D)+.................................     3,260
         6   Rakuten, Inc. (A).................................     2,728
        24   Research In Motion Ltd. (D).......................     3,289
        16   Siemens AG (A)....................................     1,661
       118   Softbank Corp. (A)(D)(G)..........................     3,009
                                                                 --------
                                                                   67,762
                                                                 --------
             TRANSPORTATION -- 1.3%
        32   General Dynamics Corp. ...........................     2,407
        55   Ryanair Holdings plc ADR (D)(G)...................     2,445
                                                                 --------
                                                                    4,852
                                                                 --------
             UTILITIES -- 1.0%
        47   Veolia Environment S.A. (A).......................     3,527
                                                                 --------
             Total Common Stock
               (Cost $176,449).................................  $207,194
                                                                 --------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 9.7%
             FINANCE -- 9.7%
$      445   Advanta Business Card Master Trust,
               5.15%, 10/20/2010...............................  $    445
       900   Advanta Business Card Master Trust,
               5.39%, 04/20/2011 +(L)..........................       901
       521   American Express Credit Account Master Trust,
               5.32%, 01/18/2011 +(L)..........................       520
       116   ARMS II,
               5.57%, 09/10/2034 (L)...........................       116
     1,079   Arran Residential Mortgages Funding,
               5.34%, 04/12/2036 (I)(L)........................     1,079
       742   Asset Backed Securities Corp. Home Equity Loan
               Trust,
               5.38%, 07/25/2036 +(L)..........................       742
       660   Banc of America Commercial Mortgage, Inc.,
               5.18%, 09/10/2047 (L)...........................       657
       500   Bank One Issuance Trust,
               5.43%, 06/15/2011 (L)...........................       501
       595   Bear Stearns Commercial Mortgage Securities, Inc.,
               4.68%, 08/13/2039 +.............................       578
     1,025   Bear Stearns Commercial Mortgage Securities, Inc.,
               5.48%, 10/12/2041 +(L)..........................     1,038
       450   Bear Stearns Commercial Mortgage Securities, Inc.,
               5.61%, 11/15/2033 +.............................       458
       540   Capital Auto Receivables Asset Trust,
               5.23%, 02/15/2009 +.............................       540
       931   Capital One Auto Finance Trust,
               5.31%, 05/15/2009 +.............................       931
       620   Capital One Prime Auto Receivables Trust,
               5.34%, 04/15/2011 +(L)..........................       620
     1,149   Caterpillar Financial Asset Trust,
               5.59%, 02/25/2009 +.............................     1,150
       265   Chase Issuance Trust,
               5.34%, 07/15/2010 (L)...........................       265
       231   Chase Manhattan Auto Owner Trust,
               5.37%, 01/15/2009...............................       231
       400   Collegiate Funding Services Education Loan Trust
               I,
               5.37%, 09/28/2017 (L)...........................       400
       113   Collegiate Funding Services Education Loan Trust
               I,
               5.38%, 09/29/2014 (L)...........................       113
        74   Credit-Based Asset Servicing and Securitization,
               5.44%, 08/25/2035 (L)...........................        74
       204   Crusade Global Trust,
               5.41%, 06/17/2037 +(L)..........................       203
        59   Crusade Global Trust,
               5.51%, 01/16/2035 (L)...........................        59
       141   Crusade Global Trust,
               5.54%, 09/18/2034 +(L)..........................       141
        77   Crusade Global Trust,
               5.56%, 01/17/2034 (L)...........................        77

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
$      450   CS First Boston Mortgage Securities Corp.,
               3.94%, 05/15/2038 +.............................  $    421
       613   DaimlerChrysler Auto Trust,
               2.58%, 04/08/2009 +.............................       608
       670   DaimlerChrysler Master Owner Trust,
               5.33%, 08/17/2009 +(L)..........................       670
       400   Discover Card Master Trust I,
               5.34%, 05/15/2010 +(L)..........................       400
       285   Discover Card Master Trust I,
               5.35%, 04/16/2010 +(L)..........................       285
       645   Discover Card Master Trust I,
               5.46%, 04/16/2010 +(L)..........................       646
 GBP   101   European Loan Conduit,
               5.82%, 11/01/2029 (I)(L)........................       198
       923   First Union-Chase Commercial Mortgage,
               6.65%, 06/15/2031 +.............................       943
       700   Ford Credit Floorplan Master Owner Trust,
               5.47%, 05/15/2010 +(L)..........................       700
       500   GE Capital Credit Card Master Note Trust,
               5.36%, 09/15/2010 +(L)..........................       500
     1,135   GE Capital Credit Card Master Note Trust,
               5.37%, 06/15/2010 +(L)..........................     1,135
     1,105   GE Commercial Loan Trust,
               5.42%, 07/19/2015 +(I)(L).......................     1,099
       906   GE Commercial Loan Trust,
               5.43%, 04/19/2015 (I)(L)........................       906
        69   GE Corporate Aircraft Financing LLC,
               5.49%, 09/25/2013 (I)(L)........................        69
        42   Granite Master Issuer plc,
               5.35%, 06/20/2030 (L)...........................        42
       355   Granite Master Issuer plc,
               5.35%, 12/20/2030 (L)...........................       355
        44   Granite Mortgages plc,
               5.52%, 07/20/2019 (L)...........................        44
       835   Greenwich Capital Commercial Funding Corp.,
               5.22%, 04/10/2037 (L)...........................       830
       413   Harley-Davidson Motorcycle Trust,
               5.06%, 06/15/2010 (I)...........................       413
     1,340   Household Affinity Credit Card Master Note Trust
               I,
               5.44%, 02/15/2010 +(L)..........................     1,342
       299   Household Automotive Trust,
               5.40%, 06/17/2009...............................       299
       674   Household Automotive Trust,
               5.61%, 06/17/2009...............................       674
       730   Hyundai Auto Receivables Trust,
               5.25%, 09/15/2009...............................       730
     1,130   John Deere Owner Trust,
               5.41%, 11/17/2008 +.............................     1,130
       600   Kildare Securities Ltd.,
               5.38%, 06/10/2014 (I)(L)........................       600
       904   MBNA Credit Card Master Note Trust,
               5.32%, 12/15/2010 +(L)..........................       904
       335   Medallion Trust,
               5.36%, 02/27/2039 (L)...........................       335
       133   Medallion Trust,
               5.49%, 05/25/2035 (L)...........................       133

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      144   Medallion Trust,
               5.54%, 12/21/2033 (L)...........................  $    144
       375   Morgan Stanley Capital I,
               5.23%, 09/15/2042 +.............................       372
       590   Morgan Stanley Capital I,
               5.74%, 08/12/2041 +(L)..........................       605
       183   Morgan Stanley Dean Witter Capital I,
               6.20%, 07/15/2033...............................       183
     1,025   Morgan Stanley Dean Witter Capital I,
               6.51%, 04/15/2034 +.............................     1,077
       436   National RMBS Trust,
               5.46%, 03/20/2034 (L)...........................       436
        56   New Century Home Equity Loan Trust,
               5.61%, 03/25/2035 (L)...........................        56
       312   Nissan Auto Receivables Owner Trust,
               5.18%, 08/15/2008 +.............................       312
       489   Nomura Asset Securities Corp.,
               6.59%, 03/15/2030 +.............................       493
        66   Option One Mortgage Loan Trust,
               5.48%, 08/25/2035 (L)...........................        66
       255   Permanent Financing plc,
               5.45%, 06/10/2011 +(L)..........................       255
       570   Prudential Commercial Mortgage Trust,
               4.49%, 02/11/2036 +.............................       550
       895   Volkswagen Credit Auto Master Trust,
               5.34%, 07/20/2010 +(L)..........................       895
       616   Wachovia Auto Loan Owner Trust,
               5.41%, 04/20/2009 +.............................       616
       500   Wachovia Bank Commercial Mortgage Trust,
               5.12%, 07/15/2042 +.............................       492
       318   Westpac Securitisation Trust,
               5.42%, 03/23/2036 (L)...........................       317
                                                                 --------
             Total Asset & Commercial Mortgage Backed
               Securities
               (Cost $35,098)..................................  $ 35,119
                                                                 --------
CORPORATE BONDS: INVESTMENT GRADE -- 19.7%
             BASIC MATERIALS -- 0.2%
 EUR   550   Bayer AG,
               4.07%, 05/25/2009 (L)...........................  $    736
       160   Vale Overseas Ltd.,
               6.25%, 01/23/2017 +.............................       163
                                                                 --------
                                                                      899
                                                                 --------
             CAPITAL GOODS -- 0.3%
 EUR   500   Rolls-Royce plc,
               6.38%, 06/14/2007 +.............................       671
       595   United Technologies Corp.,
               5.43%, 06/01/2009 +(L)..........................       595
                                                                 --------
                                                                    1,266
                                                                 --------
             CONSUMER CYCLICAL -- 1.7%
       670   D.R. Horton, Inc.,
               7.50%, 12/01/2007...............................       678
       295   D.R. Horton, Inc.,
               8.00%, 02/01/2009...............................       306

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             CONSUMER CYCLICAL -- (CONTINUED)
$      485   DaimlerChrysler NA Holdings Corp.,
               4.88%, 06/15/2010 +.............................  $    480
       825   DaimlerChrysler NA Holdings Corp.,
               5.82%, 09/10/2007 (L)...........................       826
       435   DaimlerChrysler NA Holdings Corp.,
               7.75%, 01/18/2011...............................       471
       750   Staples, Inc.,
               7.13%, 08/15/2007 +.............................       754
 EUR 1,300   Volkswagen Group Services AG,
               3.93%, 09/27/2007 +(L)..........................     1,735
     1,100   Wal-Mart Stores, Inc.,
               5.25%, 09/01/2035 +.............................       999
                                                                 --------
                                                                    6,249
                                                                 --------
             CONSUMER STAPLES -- 0.7%
       300   Cia Brasileira de Bebidas,
               10.50%, 12/15/2011 +............................       360
 EUR   400   Imperial Tobacco Finance,
               5.50%, 11/22/2016...............................       753
GBP  1,005   Imperial Tobacco Finance,
               6.25%, 06/06/2007 +.............................     1,347
                                                                 --------
                                                                    2,460
                                                                 --------
             ENERGY -- 1.2%
       510   Anadarko Petroleum Corp.,
               5.75%, 09/15/2009 +(L)..........................       511
       320   Citigroup Global Markets,
               9.13%, 04/25/2007 +.............................       321
       900   ConocoPhillips,
               5.36%, 04/11/2007 +(L)..........................       900
       900   ConocoPhillips Australia Funding Co.,
               5.46%, 04/09/2009 (L)...........................       900
       290   Nakilat, Inc.,
               6.07%, 12/31/2033 (I)...........................       280
     1,350   Pemex Project Funding Master Trust,
               8.50%, 02/15/2008...............................     1,382
                                                                 --------
                                                                    4,294
                                                                 --------
             FINANCE -- 8.9%
 EUR   500   Abbey National Treasury Service,
               3.89%, 03/07/2008 (L)...........................       668
       660   Abbey National Treasury Service,
               5.36%, 06/29/2007 +(L)..........................       660
     1,130   American Honda Finance Corp.,
               5.39%, 07/23/2007 +(I)(L).......................     1,130
       660   Avalon Properties, Inc.,
               6.88%, 12/15/2007...............................       667
 EUR   785   Bank of America Corp.,
               3.95%, 11/20/2008 +(L)..........................     1,050
 EUR   500   Banque PSA Fin,
               3.94%, 06/21/2007 (L)...........................       668
       500   Berkshire Hathaway Finance Corp.,
               5.41%, 01/11/2008 +(L)..........................       501
     1,390   BNP Paribas,
               5.08%, 10/03/2007 (L)...........................     1,390
       450   Boeing Capital Corp.,
               4.75%, 08/25/2008...............................       448
 EUR 1,050   Caisse Eparg ECR,
               3.75%, 07/17/2008 (L)...........................     1,402

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
 EUR 1,050   Caisse Eparg ECR,
               3.91%, 03/28/2008 (L)...........................  $  1,402
$      400   Countrywide Home Loans,
               6.94%, 07/16/2007 +.............................       402
 EUR 1,000   Credit Agricole,
               3.73%, 10/17/2007 (L)...........................     1,336
 EUR   880   Credit Agricole,
               3.84%, 07/11/2007 +(L)..........................     1,176
       425   ERAC USA Finance Co.,
               5.61%, 04/30/2009 +(I)(L).......................       426
     1,150   HBOS Treasury Services plc,
               4.00%, 09/15/2009 +(I)..........................     1,123
       920   International Lease Finance Corp.,
               5.40%, 02/15/2012 (G)...........................       932
       650   International Lease Finance Corp.,
               5.58%, 05/24/2010 (L)...........................       653
       430   Korea Development Bank,
               4.63%, 09/16/2010 +.............................       423
 EUR   800   Lloyds TSB Bank plc,
               5.25%, 07/14/2008 +.............................     1,081
       300   Metlife Global Funding I,
               3.38%, 10/05/2007 (I)...........................       296
 GBP   360   Metlife Global Funding,
               5.25%, 01/09/2014 +.............................       688
       525   Mizuho Financial Group, Inc.,
               5.79%, 04/15/2014 +(I)..........................       535
 EUR   570   Morgan Stanley,
               4.25%, 05/29/2008 +(L)..........................       764
       665   Morgan Stanley,
               5.39%, 04/25/2008 +(L)..........................       665
 EUR   535   New York Life Global Funding,
               3.75%, 10/19/2009...............................       706
 EUR   225   Nordea Bank Finland plc,
               5.75%, 03/26/2014 (L)...........................       308
 GBP   350   Northern Trust Co.,
               5.38%, 03/11/2015...............................       666
       215   Prudential Financial, Inc.,
               5.10%, 12/14/2011 +.............................       215
 EUR 1,000   Royal Bank of Canada,
               3.85%, 02/27/2008 +(L)..........................     1,335
 EUR   500   Royal Bank of Canada,
               3.91%, 09/28/2007 +(L)..........................       668
 EUR 1,050   Royal Bank of Scotland Group plc,
               0.00%, 09/29/2008 (M)...........................     1,403
       680   Simon Property Group L.P.,
               6.38%, 11/15/2007 +.............................       684
     1,380   Societe Generale,
               5.27%, 07/02/2007 (L)...........................     1,380
       115   Southern Capital Corp.,
               5.70%, 06/30/2022 (I)...........................       114
     1,145   Temasek Financial I Ltd.,
               4.50%, 09/21/2015 +(I)..........................     1,088
     1,350   Travelers Property Casualty Corp.,
               3.75%, 03/15/2008...............................     1,327
 EUR   300   Unicredito Italiano Bank of Ireland,
               3.78%, 01/25/2008 (L)...........................       401

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
$      795   VTB Capital (Vneshtorgbank),
               5.96%, 08/01/2008 +(I)(L).......................  $    795
       670   VTB Capital (Vneshtorgbank),
               6.10%, 09/21/2007 +(I)(L).......................       671
                                                                 --------
                                                                   32,247
                                                                 --------
             FOREIGN GOVERNMENTS -- 3.1%
 AUD   410   Australian Government,
               5.25%, 03/15/2019...............................       314
 EUR 1,095   Belgium Government,
               3.80%, 06/14/2007 (M)...........................     1,452
 CAD   740   Canadian Government,
               5.50%, 06/01/2010 +.............................       669
 CAD   825   Canadian Government,
               5.75%, 06/01/2033 +.............................       891
       470   Chile (Republic of),
               5.76%, 01/28/2008 (L)...........................       470
 DKK 3,676   Denmark (Kingdom of),
               6.00%, 11/15/2009...............................       690
 EUR   400   French Government,
               4.00%, 04/25/2013 +.............................       533
 EUR   685   French Government,
               5.00%, 10/25/2016 +.............................       979
JPY 178,700  Japanese Government Ten Year Bond,
               1.40%, 09/20/2011...............................     1,534
JPY 34,506   Japanese Government CPI Linked Bond,
               1.00%, 06/10/2016...............................       291
 PLN   580   Poland Government,
               6.25%, 10/24/2015...............................       215
       680   Russian Federation,
               10.00%, 06/26/2007 (I)..........................       686
 SGD 1,350   Singapore Government,
               4.38%, 01/15/2009 +.............................       919
SEK  2,545   Swedish Government,
               4.50%, 08/12/2015...............................       383
     1,000   United Mexican States,
               6.05%, 01/13/2009 +(L)..........................     1,009
                                                                 --------
                                                                   11,035
                                                                 --------
             HEALTH CARE -- 0.2%
 EUR   520   Alliance Boots plc,
               4.10%, 10/19/2007 (L)...........................       695
                                                                 --------
             SERVICES -- 1.1%
       530   Comcast Corp.,
               5.45%, 11/15/2010 +.............................       535
       800   Comcast Corp.,
               5.66%, 07/14/2009 +(L)..........................       801
       650   FedEx Corp.,
               5.44%, 08/08/2007 (L)...........................       650
 GBP   165   ITV plc,
               7.63%, 06/06/2007 +.............................       325
       247   News America, Inc.,
               6.40%, 12/15/2035 +.............................       246
     1,320   Time Warner, Inc.,
               8.18%, 08/15/2007 +.............................     1,331
                                                                 --------
                                                                    3,888
                                                                 --------

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             TECHNOLOGY -- 1.9%
$    1,080   AT&T, Inc.,
               5.10%, 09/15/2014 +.............................  $  1,055
       235   AT&T, Inc.,
               5.63%, 06/15/2016...............................       236
       475   Cingular Wireless Services, Inc.,
               7.88%, 03/01/2011 +.............................       520
       630   General Electric Co.,
               5.00%, 02/01/2013...............................       625
     1,330   Siemens Finance,
               5.41%, 08/14/2009 +(I)(L).......................     1,330
       285   Sprint Nextel Corp.,
               6.00%, 12/01/2016 +.............................       280
 EUR   445   Telecom Italia Finance S.A.,
               6.58%, 07/30/2009 +.............................       622
       250   Telefonica Emisiones SAU,
               6.42%, 06/20/2016...............................       261
       375   Verizon New England, Inc.,
               6.50%, 09/15/2011 +.............................       391
     1,380   Vodafone Group plc,
               5.41%, 06/29/2007 (L)...........................     1,380
                                                                 --------
                                                                    6,700
                                                                 --------
             UTILITIES -- 0.4%
       350   FPL Group Capital, Inc.,
               6.13%, 05/15/2007 +.............................       350
       235   Midamerican Energy Holdings Co.,
               6.13%, 04/01/2036 +.............................       234
       300   Nstar,
               8.00%, 02/15/2010 +.............................       323
 EUR   310   Veolia Environment,
               4.00%, 02/12/2016...............................       391
                                                                 --------
                                                                    1,298
                                                                 --------
             Total Corporate Bonds: Investment Grade
               (Cost $69,759)..................................  $ 71,031
                                                                 --------
 PRINCIPAL                                                         MARKET
AMOUNT (W)H                                                       VALUE (W)
-----------                                                       ---------
U.S. GOVERNMENT SECURITIES -- 0.3%
              OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
$    1,200    Federal Home Loan Bank,
                5.75%, 05/15/2012 +.............................  $  1,248
                                                                  --------
              Total U.S. Government Securities
                (Cost $1,202)...................................  $  1,248
                                                                  --------
U.S. GOVERNMENT AGENCIES -- 7.7%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
       408    5.50% 2019-2020 +.................................  $    409
     1,848    5.67% 2036 +(L)...................................     1,856
       402    6.91% 2029 +(L)...................................       412
                                                                  --------
                                                                     2,677
                                                                  --------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.3%
     4,570    0.02% 2037 (M)....................................     4,521
       555    0.10% 2037 (M)....................................       536
     1,385    4.78% 2014 +......................................     1,367
     1,594    4.98% 2013 +......................................     1,588
     5,131    5.00% 2019-2036 +(Q)..............................     5,028

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$    7,264   5.50% 2034-2036 +(Q)..............................  $  7,191
       439   5.72% 2036 (L)....................................       442
     2,084   6.50% 2013-2036 +.................................     2,127
         7   7.00% 2029........................................         8
                                                                 --------
                                                                   22,808
                                                                 --------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
     1,310   5.00% 2035 +......................................     1,276
       425   6.00% 2028-2035...................................       432
        75   6.50% 2028........................................        77
       463   7.50% 2035........................................       482
        51   8.00% 2029-2030...................................        53
                                                                 --------
                                                                    2,320
                                                                 --------
             Total U.S. Government Agencies
               (Cost $27,755)..................................  $ 27,805
                                                                 --------
             Total Long -- Term Investments
               (Cost $310,263).................................  $342,397
                                                                 --------
SHORT-TERM INVESTMENTS -- 8.8%
             REPURCHASE AGREEMENTS@ -- 5.1%
        94   Banc of America Securities Joint Repurchase
               Agreement,
               5.05%, 04/02/2007...............................  $     94
     4,203   Banc of America Securities TriParty Joint
               Repurchase Agreement,
               5.39%, 04/02/2007...............................     4,203
     4,022   BNP Paribas TriParty Joint Repurchase Agreement,
               5.35%, 04/02/2007...............................     4,022
     2,260   Deutsche Bank Securities TriParty Joint Repurchase
               Agreement,
               5.38%, 04/02/2007...............................     2,260
     7,412   UBS Securities LLC TriParty Joint Repurchase
               Agreement,
               5.39%, 04/02/2007...............................     7,412
                                                                 --------
                                                                   17,991
                                                                 --------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.1%
       100   5.20%, 04/11/2007 (M).............................       100
       200   5.26%, 05/09/2007 (M).............................       199
                                                                 --------
                                                                      299
                                                                 --------
             FINANCE -- 1.5%
     1,345   Abbey National Treasury Service,
               5.17%, 04/03/2007 +.............................     1,345
     1,345   Barclays Bank plc NY,
               5.20%, 04/03/2007 +.............................     1,345
     1,400   CRC Funding,
               5.37%, 06/11/2007 (M)...........................     1,386
     1,400   Edison Asset,
               5.36%, 06/11/2007 (M)...........................     1,386
                                                                 --------
                                                                    5,462
                                                                 --------
  SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 1.8%
             CASH COLLATERAL REINVESTMENT FUND:
     6,562   Mellon GSL DBTII Collateral Fund..................     6,562
                                                                 --------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             U.S. GOVERNMENT SECURITIES -- 0.3%
$    1,250   U.S. Treasury Bill,
               5.12%, 04/12/2007 (M)(S)........................  $  1,248
                                                                 --------
             Total Short-Term Investments
               (Cost $31,562)..................................  $ 31,562
                                                                 --------
             Total Investments in Securities
               (Cost $341,825) (C).............................  $373,959
                                                                 --------
             Other Assets and Liabilities......................   (13,548)
                                                                 --------
             Total Net Assets..................................  $360,411
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 43.42% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $89,563, which represents 24.85% of total net assets.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      DKK  -- Denmark Krone
      EUR  -- EURO
      GBP  -- British Pound
      JPY  -- Japanese Yen
      PLN  -- Polish Zloty
      SEK  -- Swedish Krona
      SGD  -- Singapore Dollar

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $344,252 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $32,500
      Unrealized depreciation.........................   (2,793)
                                                        -------
      Net unrealized appreciation.....................  $29,707
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.
  + This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $12,838, which represents 3.56% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $2,099 or 0.58% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2007 was $5,950.

  (S)Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                      UNREALIZED
                               NUMBER OF                             APPRECIATION
      DESCRIPTION              CONTRACTS*   POSITION  EXPIRATION    (DEPRECIATION)
      -----------              ----------   --------  ----------    --------------
      3 Year Australian Bond       67        short    June 2007         $  18
      5 Year U.S. Treasury
       Note                        61        short    June 2007             9
      10 Year Australian Bond       6        short    June 2007             2
      10 Year Canadian Bond        51        short    June 2007             5
      10 Year Japanese Bond         5        short    June 2007            11
      10 Year U.S. Treasury
       Note                        14         long    June 2007            (5)
      DJ Euro STOXX 50             27        short    June 2007           (38)
      Eurex EURO-BOBL               9         long    June 2007            (3)
      Eurex EURO-BUXL               9         long    August 2007         (31)
      Eurex EURO-SCHATZ            13         long    August 2007          (6)
      Euro Bond                    29         long    June 2007           (12)
      FTSE 100 Index                8        short    June 2007           (14)
      Long Gilt                     5         long    June 2007            (4)
      S&P 500 Index                73        short    June 2007           (44)
      SPE SPI 200 Index             6        short    June 2007           (12)
      Topix Index                   7        short    June 2007           (14)
      U.S. Long Bond               29        short    June 2007            27
                                                                        -----
                                                                        $(111)
                                                                        =====

     * Number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

              FORWARD BOND CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                                                                     UNREALIZED
                                                     MARKET        CONTRACT       DELIVERY         MATURITY         APPRECIATION
DESCRIPTION                        TRANSACTION        VALUE         AMOUNT          DATE             DATE          (DEPRECIATION)
-----------                        -----------       ------        --------       --------         --------        --------------
Australian Government, 5.25%           Buy           $   702       $   706        4/26/2007        3/15/2019           $  (4)
Canadian Government, 4.00%            Sell             8,442         8,240        4/11/2007         6/1/2016            (202)
Canadian Government, 4.50%             Buy             1,256         1,250        4/11/2007         6/1/2015               6
Canadian Government, 5.75%            Sell               481           480        4/26/2007         6/1/2033              (1)
Deutscheland Bundesrepublic,
  3.75%                                Buy            16,167        15,915        4/25/2007         1/4/2017             252
Deutscheland Bundesrepublic,
  4.00%                                Buy             4,280         4,384        4/25/2007         1/4/2037            (104)
Deutscheland Bundesrepublic,
  5.00%                                Buy             9,415         9,236        4/25/2007         1/4/2012             179
Deutscheland Bundesrepublic,
  5.50%                                Buy               362           370        4/25/2007         1/4/2031              (8)
French Treasury, 3.50%                 Buy             7,495         7,451        4/27/2007        7/12/2011              44
Japanese Government, 1.00%             Buy             3,542         3,572         4/9/2007        6/10/2016             (30)
Japanese Government, 1.20%             Buy             2,840         2,838         6/7/2007        9/20/2011               2
Japanese Government, 1.40%             Buy             6,501         6,492        5/11/2007        6/22/2009               9
Japanese Government, 1.40%             Buy             1,734         1,731         6/7/2007       12/20/2015               3
Japanese Government, 1.50%             Buy             4,915         4,906         6/7/2007        3/20/2014               9
Japanese Government, 1.60%             Buy             2,952         2,946        5/11/2007        6/20/2008               6
Japanese Government, 1.70%             Buy             1,078         1,074         6/7/2007        9/20/2016               4
Japanese Government, 1.70%            Sell             2,013         2,005         6/7/2007        9/20/2016              (8)
Japanese Government, 1.90%            Sell             3,937         3,923         6/7/2007        6/20/2016             (14)
Japanese Government, 2.10%             Buy             2,814         2,803        5/11/2007        9/20/2025              11
Singapore Government, 3.63%            Buy             1,486         1,472        4/23/2007         7/1/2014              14
Swedish Government, 5.25%             Sell             3,446         3,405        4/27/2007        3/15/2011             (41)
U.S. Treasury Notes, 3.50%            Sell             2,014         2,020        4/30/2007        1/15/2011               6
U.S. Treasury Notes, 4.38%            Sell             7,237         7,257        4/26/2007        8/15/2012              20
U.S. Treasury Notes, 4.50%             Buy               443           445        4/18/2007        2/15/2036              (2)
U.S. Treasury Notes, 4.50%             Buy             6,681         6,715        4/26/2007       11/15/2015             (34)
U.S. Treasury Notes, 4.50%            Sell               872           882        4/18/2007        2/15/2036              10
U.S. Treasury Notes, 4.88%             Buy             8,434         8,452        4/26/2007        8/15/2009             (18)
U.S. Treasury Notes, 4.88%            Sell               777           783         4/6/2007        8/15/2016               6
U.S. Treasury Notes, 5.00%             Buy             1,953         1,957        4/30/2007        2/15/2011              (4)
U.S. Treasury Notes, 5.38%             Buy             1,791         1,807        4/26/2007        2/15/2031             (16)
UK Gilt Forward, 4.00%                 Buy               959           955        4/11/2007         9/7/2016               4
UK Gilt Forward, 4.25%                 Buy             2,371         2,423        4/27/2007         3/7/2036             (52)
United Kingdom Treasury,
  5.00%                                Buy             1,199         1,206        4/27/2007         3/7/2012              (7)
                                                                                                                       -----
                                                                                                                       $  40
                                                                                                                       =====

 @   Repurchase agreements collateralized as follows:

                                                                                                   COUPON             EXPIRATION
                                                                      SECURITY TYPE                 RATE                 DATE
                                                                      -------------                ------             ----------
Banc of America Securities TriParty Joint Repurchase
  Agreement                                                         FNMA                                5.50%                2035
Banc of America Securities Joint Repurchase Agreement               U.S. Treasury Bond                  7.25%                2022
BNP Paribas TriParty Joint Repurchase Agreement                     FHLMC                         5.00%-5.50%           2035-2036
                                                                    FNMA                          5.00%-6.50%           2035-2037
Deutsche Bank Securities TriParty Joint Repurchase
  Agreement                                                         FHLMC                         5.00%-6.00%           2019-2037
UBS Securities LLC TriParty Joint Repurchase Agreement              FHLMC                        4.50%-10.50%           2008-2037
                                                                    FNMA                          4.50%-8.00%           2007-2046

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         ------          --------         --------          --------------
Australian Dollar                               Buy             $ 2,781         $ 2,711          6/20/2007             $  70
Australian Dollar                              Sell               1,353           1,312          6/20/2007               (41)
Australian Dollar                              Sell                 707             687          6/21/2007               (20)
British Pound                                   Buy               4,683           4,602          6/20/2007                81
British Pound                                  Sell                 244             244           4/3/2007                --
British Pound                                  Sell                 175             175           4/4/2007                --
British Pound                                  Sell                 987             970          6/15/2007               (17)
British Pound                                  Sell               7,913           7,837          6/20/2007               (76)
Canadian Dollar                                 Buy               1,117           1,113           4/2/2007                 4
Canadian Dollar                                 Buy               1,207           1,185          6/20/2007                22
Canadian Dollar                                Sell               2,781           2,740          6/20/2007               (41)
Chinese Yuan Renminbi                           Buy               1,051           1,036          6/20/2007                15
Chinese Yuan Renminbi                          Sell               1,051           1,052          6/20/2007                 1
Czech Koruna                                   Sell                 356             348          6/20/2007                (8)
Danish Krone                                   Sell                 764             750          6/20/2007               (14)
Euro                                            Buy                 228             228           4/2/2007                --
Euro                                            Buy               1,351           1,331           4/4/2007                20
Euro                                            Buy              42,152          41,607          6/20/2007               545
Euro                                           Sell               1,448           1,431          6/15/2007               (17)
Euro                                           Sell              67,866          66,902          6/20/2007              (964)
Hungarian Forint                                Buy                 179             173          6/20/2007                 6
Israeli Shekel                                  Buy               1,273           1,262          6/20/2007                11
Israeli Shekel                                 Sell                 406             402          6/20/2007                (4)
Japanese Yen                                    Buy                  66              67           6/7/2007                (1)
Japanese Yen                                    Buy               7,239           7,277          6/20/2007               (38)
Japanese Yen                                   Sell               1,113           1,135           6/7/2007                22
Japanese Yen                                   Sell               7,498           7,504          6/20/2007                 6
Malaysian Ringgit                               Buy                 424             424          6/20/2007                --
Mexican Peso                                    Buy                  69              68          6/20/2007                 1
New Zealand Dollar                              Buy               3,434           3,385          6/20/2007                49
New Zealand Dollar                             Sell               3,746           3,615          6/20/2007              (131)
Norwegian Krone                                 Buy               1,443           1,433          6/20/2007                10
Norwegian Krone                                Sell               1,149           1,127          6/20/2007               (22)
Poland Zloty                                    Buy                  94              91          6/20/2007                 3
Poland Zloty                                   Sell                 217             212          6/20/2007                (5)
Singapore Dollar                                Buy               8,744           8,683          6/20/2007                61
Singapore Dollar                               Sell               9,181           9,116          6/20/2007               (65)
South African Rand                              Buy                 678             667          6/20/2007                11
South African Rand                             Sell                 678             670          6/20/2007                (8)
South Korean Won                                Buy                 557             558          6/20/2007                (1)
South Korean Won                               Sell               1,880           1,878          6/20/2007                (2)
Swedish Krona                                   Buy                 962             957          6/20/2007                 5
Swedish Krona                                  Sell                 726             721          6/20/2007                (5)
Swiss Francs                                    Buy                 460             460           4/2/2007                --
Swiss Francs                                    Buy                 179             179           4/3/2007                --
Swiss Francs                                    Buy                 166             166           4/4/2007                --
Swiss Francs                                    Buy               2,117           2,110          6/20/2007                 7
Swiss Francs                                   Sell               2,975           2,961          6/20/2007               (14)
                                                                                                                       -----
                                                                                                                       $(544)
                                                                                                                       =====

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 95.4%
            BRAZIL -- 4.2%
     54     Brasil Telecom S.A. ADR (G).......................   $   834
     23     Tele Norte Leste Participacoes S.A. ADR (G).......       324
                                                                 -------
                                                                   1,158
                                                                 -------
            CANADA -- 5.7%
     56     Nortel Networks Corp. (D).........................     1,347
      4     Telus Corp. ......................................       219
                                                                 -------
                                                                   1,566
                                                                 -------
            CHINA -- 2.2%
  1,260     China Telecom Corp., Ltd. (A).....................       617
                                                                 -------
            EGYPT -- 2.4%
      9     Mobinil-Egyptian Mobile Service...................       254
      6     Orascom Telecom Holding SAE GDR...................       408
                                                                 -------
                                                                     662
                                                                 -------
            FRANCE -- 7.2%
     51     France Telecom S.A. (A)(G)........................     1,352
      4     Iliad S.A. (A)....................................       432
      5     Neuf Cegtel (A)(D)................................       196
                                                                 -------
                                                                   1,980
                                                                 -------
            INDONESIA -- 2.2%
     14     P.T. Telekomunikasi Indonesia ADR.................       595
                                                                 -------
            ISRAEL -- 3.0%
     11     Cellcom Israel Ltd. (D)...........................       193
     43     Partner Communications Co., Ltd. ADR..............       638
                                                                 -------
                                                                     831
                                                                 -------
            ITALY -- 0.4%
     40     Telecom Italia S.p.A. (A).........................       100
                                                                 -------
            LUXEMBOURG -- 5.0%
     46     Citigroup Global Certificate -- Bharti
              Televentures....................................       814
      7     Millicom International Cellular S.A. (D)..........       580
                                                                 -------
                                                                   1,394
                                                                 -------
            MOROCCO -- 0.0%
      1     Maroc Telecom (A).................................        11
                                                                 -------
            NORWAY -- 5.6%
     87     Telenor ASA (A)...................................     1,539
                                                                 -------
            RUSSIA -- 16.7%
     36     AFK Sistema GDR...................................     1,011
     38     Mobile Telesystems OJSC ADR.......................     2,149
     16     Vimpel-Communications ADR (D).....................     1,469
                                                                 -------
                                                                   4,629
                                                                 -------
            SOUTH AFRICA -- 6.0%
     88     MTN Group Ltd. (A)................................     1,195
      5     Telkom South Africa Ltd. ADR (G)..................       467
                                                                 -------
                                                                   1,662
                                                                 -------
            SPAIN -- 4.5%
     19     Telefonica S.A. ADR (G)...........................     1,235
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TURKEY -- 4.8%
    100     Turkcell Iletisim Hizmetleri A.S. ADR (G).........   $ 1,321
                                                                 -------
            UNITED STATES -- 25.5%
     26     Atlantic Tele-Network, Inc. ......................       677
     22     Leap Wireless International, Inc. (D).............     1,425
     66     Neustar, Inc. (D).................................     1,866
     37     NII Holdings, Inc. Class B (D)....................     2,708
     40     Syniverse Holdings, Inc. (D)......................       423
                                                                 -------
                                                                   7,099
                                                                 -------
            Total Common Stock
              (Cost $22,089)..................................   $26,399
                                                                 -------
PREFERRED STOCKS -- 2.8%
            BRAZIL -- 2.8%
     38     Telemar Norte Leste S.A. .........................   $   776
                                                                 -------
            Total Preferred Stocks
              (Cost $854).....................................   $   776
                                                                 -------
            Total Long-Term Investments
              (Cost $22,943)..................................   $27,175
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 9.5%
            REPURCHASE AGREEMENTS @ -- 0.7%
  $   1     Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................   $     1
     46     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................        46
     44     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................        44
     25     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................        25
     82     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................        82
                                                                 -------
                                                                     198
                                                                 -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.8%
            CASH COLLATERAL REINVESTMENT FUND:
  2,435     BNY Institutional Cash Reserve Fund...............     2,435
                                                                 -------
            Total Short-Term Investments
              (Cost $2,633)...................................   $ 2,633
                                                                 -------
            Total Investments in Securities
              (Cost $23,141) (C)..............................   $29,808
                                                                 -------
            Other Assets and Liabilities......................    (2,150)
                                                                 -------
            Total Net Assets..................................   $27,658
                                                                 =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 72.59% of total net assets at March 31, 2007.
  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $5,442, which represents 19.68% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $25,609 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 5,335
      Unrealized depreciation.........................   (1,136)
                                                        -------
      Net unrealized appreciation.....................  $ 4,199
                                                        =======

  (D)Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                        COUPON      EXPIRATION
                                   SECURITY TYPE         RATE          DATE
                                   -------------        ------      ----------
      Banc of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                       5.50%        2035
      Banc of America
       Securities Joint
       Repurchase Agreement      U.S. Treasury Bond         7.25%        2022
      BNP Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC                5.00%-5.50%   2035-2036
                                 FNMA                 5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC                5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint
       Repurchase Agreement      FHLMC               4.50%-10.50%   2008-2037
                                 FNMA                 4.50%-8.00%   2007-2046

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.3%
            AUSTRALIA -- 2.3%
    39      Westpac Banking Corp. (A).........................   $   835
                                                                 -------
            CANADA -- 5.4%
    17      Bank of Montreal..................................     1,027
     4      Canadian Imperial Bank of Commerce................       373
    22      Canadian Western Bank.............................       494
     5      Gluskin Sheff Associates, Inc. ...................        87
                                                                 -------
                                                                   1,981
                                                                 -------
            FRANCE -- 1.5%
    34      Fimatex S.A. (A)(D)...............................       531
                                                                 -------
            GERMANY -- 4.2%
     9      Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................     1,520
                                                                 -------
            ITALY -- 6.6%
   127      Intesa Sanpaolo (A)...............................       966
   150      UniCredito Italiano S.p.A. (A)....................     1,424
                                                                 -------
                                                                   2,390
                                                                 -------
            LIECHTENSTEIN -- 1.1%
     2      Verwalt & Privat-Bank AG (A)......................       403
                                                                 -------
            NETHERLANDS -- 5.9%
    38      Aegon N.V. (A)....................................       760
    33      ING Groep N.V. (A)................................     1,375
                                                                 -------
                                                                   2,135
                                                                 -------
            NORWAY -- 1.0%
    29      Sparebanken Midt-Norge............................       378
                                                                 -------
            SWITZERLAND -- 15.2%
    16      Credit Suisse Group (A)...........................     1,146
    13      Julius Baer Holding Ltd. (A)......................     1,844
     1      Swiss Life Holding (A)............................       360
    37      UBS AG (A)........................................     2,183
                                                                 -------
                                                                   5,533
                                                                 -------
            UNITED KINGDOM -- 14.2%
   196      Aberdeen Asset Management plc (A).................       840
    64      Amvescap plc (A)..................................       701
    65      Barclays plc (A)..................................       915
    48      Kensington Group plc (A)..........................       623
   112      Old Mutual plc (A)................................       362
    55      Paragon Group Cos. plc (A)........................       628
    28      Royal Bank of Scotland Group plc (A)..............     1,099
                                                                 -------
                                                                   5,168
                                                                 -------
            UNITED STATES -- 41.9%
    12      ACE Ltd. .........................................       685
     2      Alleghany Corp. (D)...............................       800
    35      Bank of America Corp. ............................     1,801
    14      Capital One Financial Corp. ......................     1,078
    35      Citigroup, Inc. ..................................     1,814
     8      Comerica, Inc. ...................................       491
    10      Commerce Bancorp, Inc. (G)........................       344
    15      Countrywide Financial Corp. ......................       511
    40      E*Trade Financial Corp. (D).......................       842
     8      Federal Home Loan Mortgage Corp. .................       494
    15      MBIA, Inc. .......................................       989

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UNITED STATES -- (CONTINUED)
    12      PNC Financial Services Group, Inc. ...............   $   892
    13      Reinsurance Group of America, Inc. ...............       768
    13      Signature Bank (D)................................       420
    16      State Street Corp. ...............................     1,030
    41      Unum Group........................................       935
    14      Wachovia Corp. ...................................       758
    13      Webster Financial Corp. ..........................       610
                                                                 -------
                                                                  15,262
                                                                 -------
            Total Common Stock
              (Cost $30,379)..................................   $36,136
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.4%
            REPURCHASE AGREEMENTS @ -- 0.4%
  $  1      Banc of America Securities Joint Repurchase
              Agreement, 5.05%, 04/02/2007....................   $     1
    37      Banc of America Securities TriParty Joint
              Repurchase Agreement, 5.39%, 04/02/2007.........        37
    35      BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................        35
    20      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement, 5.38%, 04/02/2007....................        20
    65      UBS Securities LLC TriParty Joint Repurchase
              Agreement, 5.39%, 04/02/2007....................        65
                                                                 -------
                                                                     158
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.0%
            CASH COLLATERAL REINVESTMENT FUND:
   361      Mellon GSL DBTII Collateral Fund..................       361
                                                                 -------
            Total Short-Term Investments
              (Cost $519).....................................   $   519
                                                                 -------
            Total Investments in Securities
              (Cost $30,898) (C)..............................   $36,655
                                                                 -------
            Other Assets and Liabilities......................   $  (257)
                                                                 -------
            Total Net Assets..................................   $36,398
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 57.35% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $18,515, which represents 50.87% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $30,975 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,961
      Unrealized depreciation..........................    (281)
                                                         ------
      Net unrealized appreciation......................  $5,680
                                                         ======

--------------------------------------------------------------------------------

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                       COUPON      EXPIRATION
                                  SECURITY TYPE         RATE          DATE
                                  -------------        ------      ----------
      Banc of America
       Securities TriParty
       Joint Repurchase
       Agreement                FNMA                       5.50%        2035
      Banc of America
       Securities Joint
       Repurchase Agreement     U.S. Treasury Bond         7.25%        2022
      BNP Paribas TriParty
       Joint Repurchase
       Agreement                FHLMC                5.00%-5.50%   2035-2036
                                FNMA                 5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement     FHLMC                5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint
       Repurchase Agreement     FHLMC               4.50%-10.50%   2008-2037
                                FNMA                 4.50%-8.00%   2007-2046

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.8%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 1.0%
     62     Medco Health Solutions, Inc. (D)..................  $  4,497
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 6.2%
    119     Cardinal Health, Inc. ............................     8,659
    312     McKesson Corp. ...................................    18,235
                                                                --------
                                                                  26,894
                                                                --------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 1.0%
     72     Universal Health Services, Inc. Class B...........     4,134
                                                                --------
            HEALTH AND PERSONAL CARE STORES -- 1.3%
     97     Longs Drug Stores Corp. ..........................     5,004
    112     Rite Aid Corp. (D)(G).............................       645
                                                                --------
                                                                   5,649
                                                                --------
            INSURANCE CARRIERS -- 8.7%
     62     CIGNA Corp. ......................................     8,845
    170     Health Net, Inc. (D)..............................     9,148
    205     UnitedHealth Group, Inc. .........................    10,874
    106     Wellpoint, Inc. (D)...............................     8,605
                                                                --------
                                                                  37,472
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 5.2%
    185     Baxter International, Inc. .......................     9,765
    262     Smith & Nephew plc (A)............................     3,334
    253     St. Jude Medical, Inc. (D)........................     9,515
                                                                --------
                                                                  22,614
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 7.2%
    128     Beckman Coulter, Inc. (G).........................     8,159
    470     Medtronic, Inc. ..................................    23,078
                                                                --------
                                                                  31,237
                                                                --------
            NURSING CARE FACILITIES -- 1.1%
     85     Manor Care, Inc. .................................     4,637
                                                                --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 57.5%
    472     Abbott Laboratories...............................    26,354
     61     Amgen, Inc. (D)...................................     3,381
    216     Amylin Pharmaceuticals, Inc. (D)(G)...............     8,070
    278     Astellas Pharma, Inc. (A).........................    11,936
    203     AstraZeneca plc ADR...............................    10,880
    130     AtheroGenics, Inc. (D)(G).........................       365
     91     Barr Pharmaceuticals, Inc. (D)....................     4,222
    397     Bristol-Myers Squibb Co. .........................    11,023
    130     Cephalon, Inc. (D)................................     9,272
    447     Cytokinetics, Inc. (D)............................     3,108
    459     Daiichi Sankyo Co., Ltd. (A)......................    14,051
    260     Eisai Co., Ltd. (A)(G)............................    12,470
    458     Elan Corp. plc ADR (D)............................     6,091
    163     Eli Lilly & Co. ..................................     8,776
    122     Forest Laboratories, Inc. (D).....................     6,255
    136     Gilead Sciences, Inc. (D)(G)......................    10,366
     91     H. Lundbeck A/S (A)...............................     2,112
     88     Hospira, Inc. (D).................................     3,607
     74     Ipsen (A)(G)......................................     3,657
    149     MedImmune, Inc. (D)...............................     5,418
     98     Merck & Co., Inc. ................................     4,337
    379     MGI Pharma, Inc. (D)..............................     8,516
    107     NPS Pharmaceuticals, Inc. (D).....................       363

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
    154     Pharmion Corp. (D)................................  $  4,041
    171     Progenics Pharmaceuticals, Inc. (D)...............     4,045
    352     Sanofi-Aventis S.A. ADR...........................    15,299
    791     Schering-Plough Corp. ............................    20,173
    634     Shionogi & Co., Ltd. (A)..........................    11,397
    147     Teva Pharmaceutical Industries Ltd. ADR...........     5,517
    173     UCB S.A. (A)(G)...................................    10,076
    136     Vertex Pharmaceuticals, Inc. (D)..................     3,799
                                                                --------
                                                                 248,977
                                                                --------
            PROFESSIONAL SERVICE -- COMPUTER SYSTEM DESIGN &
            RELATED -- 1.0%
    152     IMS Health, Inc. .................................     4,502
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 8.6%
    261     Applera Corp. -- Celera Group (D).................     3,709
    725     Ciphergen Biosystems, Inc. (D)....................     1,015
    235     CV Therapeutics, Inc. (D)(G)......................     1,846
    299     Exelixis, Inc. (D)................................     2,969
    357     Human Genome Sciences, Inc. (D)(G)................     3,795
    276     Incyte Corp. (D)..................................     1,821
    222     Medicines Co. (D).................................     5,563
    782     Millennium Pharmaceuticals, Inc. (D)(G)...........     8,888
    134     Regeneron Pharmaceuticals, Inc. (D)...............     2,906
    308     Zymogenetics, Inc. (D)(G).........................     4,785
                                                                --------
                                                                  37,297
                                                                --------
            Total Common Stock
              (Cost $366,576).................................  $427,910
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.7%
            REPURCHASE AGREEMENTS @ -- 0.0%
 $    1     Banc of America Securities Joint Repurchase
              Agreement, 5.05%, 04/02/2007....................  $      1
     25     Banc of America Securities TriParty Joint
              Repurchase Agreement,5.39%, 04/02/2007..........        25
     24     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................        24
     13     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement, 5.38%, 04/02/2007....................        13
     44     UBS Securities LLC TriParty Joint Repurchase
              Agreement, 5.39%, 04/02/2007....................        44
                                                                --------
                                                                     107
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.7%
            CASH COLLATERAL REINVESTMENT FUND:
 59,348     BNY Institutional Cash Reserve Fund...............    59,348
                                                                --------
            Total Short-Term Investments
              (Cost $59,455)..................................  $ 59,455
                                                                --------
            Total Investments in Securities
              (Cost $426,031) (C).............................  $487,365
                                                                --------
            Other Assets and Liabilities......................   (54,277)
                                                                --------
            Total Net Assets..................................  $433,088
                                                                ========

--------------------------------------------------------------------------------

Note: Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 24.66% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $69,033, which represents 15.94% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $427,504 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $73,602
      Unrealized depreciation.........................  (13,741)
                                                        -------
      Net unrealized appreciation.....................  $59,861
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                         COUPON      EXPIRATION
                                   SECURITY TYPE          RATE          DATE
                                   -------------         ------      ----------
      Banc of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                        5.50%        2035
      Banc of America
       Securities Joint
       Repurchase Agreement      U.S. Treasury Bond          7.25%        2022
      BNP -- Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC                 5.00%-5.50%   2035-2036
                                 FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       Triparty Joint
       Repurchase Agreement      FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities Triparty
       Joint Repurchase
       Agreement                 FHLMC                4.50%-10.50%   2008-2037
                                 FNMA                  4.50%-8.00%   2007-2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                            MARKET            CONTRACT            DELIVERY
       DESCRIPTION                   TRANSACTION            VALUE              AMOUNT               DATE
       -----------                   -----------            ------            --------            --------
Japanese Yen                            Sell                 $691               $694              4/2/2007
Japanese Yen                            Sell                  704                706              4/3/2007

                             UNREALIZED
                            APPRECIATION
       DESCRIPTION         (DEPRECIATION)
       -----------         --------------
Japanese Yen                     $3
Japanese Yen                      2
                                 --
                                 $5
                                 ==

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.8%
            AUSTRIA -- 1.4%
     208    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................  $   16,214
                                                                ----------
            BELGIUM -- 0.9%
      88    KBC Groep N.V. (A)................................      10,937
                                                                ----------
            BRAZIL -- 1.3%
     410    Companhia Vale do Rio Doce ADR....................      15,154
                                                                ----------
            CANADA -- 3.4%
     341    Cameco Corp. .....................................      13,961
     150    Research In Motion Ltd. (D).......................      20,405
      79    Suncor Energy, Inc. ..............................       5,973
                                                                ----------
                                                                    40,339
                                                                ----------
            DUTCH ANTILLES -- 2.2%
     378    Schlumberger Ltd. ................................      26,106
                                                                ----------
            FRANCE -- 4.3%
     126    Accor S.A. (A)....................................      12,046
     100    Alstom RGPT (A)(D)(G).............................      12,941
      70    Iliad S.A. (A)(G).................................       7,291
     253    Veolia Environment S.A. (A)(G)....................      18,841
                                                                ----------
                                                                    51,119
                                                                ----------
            GERMANY -- 4.6%
      92    Deutsche Boerse AG(A).............................      21,161
      82    Fresenius Medical Care AG & Co. (A)(G)............      11,925
     330    KarstadtQuelle AG (A)(D)(G).......................      12,146
      84    Siemens AG (A)....................................       8,969
                                                                ----------
                                                                    54,201
                                                                ----------
            IRELAND -- 2.5%
   1,223    Elan Corp. plc ADR (D)............................      16,251
     303    Ryanair Holdings plc ADR (D)(G)...................      13,580
                                                                ----------
                                                                    29,831
                                                                ----------
            JAPAN -- 12.0%
     471    AEON Co., Ltd. (A)(G).............................       9,331
     295    Eisai Co., Ltd. (A)(G)............................      14,128
       3    Japan Tobacco, Inc. (A)...........................      13,589
      82    Nintendo Co., Ltd. (A)(G).........................      23,822
      59    ORIX Corp. (A)(G).................................      15,257
      33    Rakuten, Inc. (A)(G)..............................      15,874
     631    Softbank Corp. (A)(D)(G)..........................      16,156
       2    Sumitomo Mitsui Financial Group, Inc. (A)(G)......      14,277
     530    Sumitomo Realty & Development Co., Ltd. (A)(G)....      20,018
                                                                ----------
                                                                   142,452
                                                                ----------
            LUXEMBOURG -- 0.1%
       9    Millicom International Cellular S.A. (D)..........         697
                                                                ----------
            MEXICO -- 1.5%
     252    America Movil S.A. de C.V. ADR....................      12,038
      53    Fomento Economico Mexicano S.A.B. De C.V. ADR.....       5,818
                                                                ----------
                                                                    17,856
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            NETHERLANDS -- 3.0%
     597    ASML Holding N.V. (A)(D)..........................  $   14,766
     405    Royal Numico N.V. (A)(G)..........................      20,876
                                                                ----------
                                                                    35,642
                                                                ----------
            RUSSIA -- 1.0%
     297    OAO Gazprom ADR (G)(K)............................      12,448
                                                                ----------
            SOUTH KOREA -- 1.1%
     185    LG Electronics, Inc. (A)(D).......................      12,561
                                                                ----------
            SPAIN -- 0.2%
      71    Gamesa Corporacion Tecnologica S.A. (A)...........       2,582
                                                                ----------
            SWITZERLAND -- 3.2%
     873    ABB Ltd. (A)......................................      15,018
      33    Julius Baer Holding Ltd. (A)......................       4,457
      48    Nestle S.A. (A)...................................      18,510
                                                                ----------
                                                                    37,985
                                                                ----------
            TAIWAN -- 1.0%
   1,764    Hon Hai Precision Industry Co., Ltd. (A)..........      11,790
                                                                ----------
            UNITED KINGDOM -- 10.8%
   1,563    Amvescap plc (A)..................................      17,238
   2,612    Carphone Warehouse Group plc (A)(G)...............      14,309
   2,138    Man Group plc (A).................................      23,374
     412    Reckitt Benckiser plc (A).........................      21,469
   4,230    Tesco plc (A).....................................      37,018
     297    Xstrata plc (A)...................................      15,252
                                                                ----------
                                                                   128,660
                                                                ----------
            UNITED STATES -- 45.3%
     703    Activision, Inc. (D)..............................      13,309
     478    Adobe Systems, Inc. (D)...........................      19,924
     181    Akamai Technologies, Inc. (D).....................       9,016
     757    American Tower Corp. Class A (D)..................      29,470
     178    Apple, Inc. (D)...................................      16,529
     331    Best Buy Co., Inc. ...............................      16,134
     248    Boeing Co. .......................................      22,014
     192    Broadcom Corp. Class A (D)........................       6,145
     132    Celgene Corp. (D)(G)..............................       6,909
     852    Cisco Systems, Inc. (D)...........................      21,752
     959    Comcast Corp. Class A (D)(G)......................      24,885
   1,017    Corning, Inc. (D).................................      23,117
     212    Danaher Corp. ....................................      15,155
     691    E*Trade Financial Corp. (D).......................      14,667
     371    eBay, Inc. (D)....................................      12,295
     298    Electronic Arts, Inc. (D).........................      15,022
   1,133    EMC Corp. (D).....................................      15,687
     170    General Dynamics Corp. ...........................      13,003
     191    Gilead Sciences, Inc. (D).........................      14,627
      86    Goldman Sachs Group, Inc. ........................      17,770
      65    Google, Inc. (D)..................................      29,735
     290    Hewlett-Packard Co. ..............................      11,653
     299    Las Vegas Sands Corp. (D).........................      25,888
     387    Monsanto Co. .....................................      21,275
     408    Network Appliance, Inc. (D).......................      14,900
     123    Noble Corp. ......................................       9,646
     965    Oracle Corp. (D)..................................      17,486
   1,091    Schering-Plough Corp. ............................      27,831
     572    St. Jude Medical, Inc. (D)........................      21,502

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     367    Wyeth.............................................  $   18,361
     145    Zimmer Holdings, Inc. (D).........................      12,367
                                                                ----------
                                                                   538,074
                                                                ----------
            Total Common Stock
              (Cost $997,695).................................  $1,184,648
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 19.8%
            REPURCHASE AGREEMENTS @ -- 0.9%
 $    59    Banc of America Securities
              Joint Repurchase Agreement,
              5.05%, 04/02/2007...............................  $       59
   2,648    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       2,648
   2,534    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       2,534
   1,424    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       1,424
   4,670    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       4,670
                                                                ----------
                                                                    11,335
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.9%
            CASH COLLATERAL REINVESTMENT FUND:
 223,974    Navigator Prime Portfolio.........................     223,974
                                                                ----------
            Total Short-Term Investments
              (Cost $235,309).................................  $  235,309
                                                                ----------
            Total Investments in Securities
              (Cost $1,233,004) (C)...........................  $1,419,957
                                                                ----------
            Other Assets and Liabilities......................    (232,820)
                                                                ----------
            Total Net Assets..................................  $1,187,137
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 54.47% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $504,143, which represents 42.47% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,245,349 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $184,563
      Unrealized depreciation........................    (9,955)
                                                       --------
      Net unrealized appreciation....................  $174,608
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $12,448 or 1.05% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                         COUPON      EXPIRATION
                                    SECURITY TYPE         RATE          DATE
                                    -------------        ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                       5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond         7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                5.00%-5.50%   2035-2036
                                  FNMA                 5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC               4.50%-10.50%   2008-2037
                                  FNMA                 4.50%-8.00%   2007-2046

 HARTFORD GLOBAL LEADERS HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                              MARKET             CONTRACT            DELIVERY
DESCRIPTION                           TRANSACTION             VALUE               AMOUNT               DATE
-----------                           -----------             ------             --------            --------
  British Pound                          Sell                 $1,637              $1,633             4/3/2007
  British Pound                          Sell                  1,175               1,174             4/4/2007
  Canadian Dollar                         Buy                  6,046               6,025             4/2/2007
  Euro                                    Buy                  1,204               1,202             4/2/2007
  Euro                                    Buy                  4,900               4,848             4/4/2007
  Swiss Francs                            Buy                  2,494               2,494             4/2/2007
  Swiss Francs                            Buy                    970                 968             4/3/2007
  Swiss Francs                            Buy                    899                 900             4/4/2007

                              UNREALIZED
                             APPRECIATION
DESCRIPTION                 (DEPRECIATION)
-----------                 --------------
  British Pound                  $(4)
  British Pound                   (1)
  Canadian Dollar                 21
  Euro                             2
  Euro                            52
  Swiss Francs                    --
  Swiss Francs                     2
  Swiss Francs                    (1)
                                 ---
                                 $71
                                 ===

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.7%
            ACTIVITIES RELATED TO CREDIT BANKING -- 1.6%
    106     Western Union Co. ................................  $  2,331
                                                                --------
            AUDIO AND VIDEO EQUIPMENT -- 1.4%
     38     Sony Corp. (A)....................................     1,931
                                                                --------
            BUSINESS SUPPORT SERVICES -- 1.1%
     57     Iron Mountain, Inc. (D)(G)........................     1,487
                                                                --------
            COMMUNICATIONS EQUIPMENT -- 8.7%
     44     Cisco Systems, Inc. (D)...........................     1,128
    114     Qualcomm, Inc. ...................................     4,868
     46     Research In Motion Ltd. (D)(G)....................     6,238
                                                                --------
                                                                  12,234
                                                                --------
            COMPUTER AND PERIPHERAL -- 24.3%
     79     Apple, Inc. (D)...................................     7,312
    409     EMC Corp. (D)(G)..................................     5,662
    296     Hewlett-Packard Co. ..............................    11,893
    862     Hon Hai Precision Industry Co., Ltd. (A)..........     5,760
     38     International Business Machines Corp. ............     3,544
                                                                --------
                                                                  34,171
                                                                --------
            DATA PROCESSING SERVICES -- 2.0%
    106     First Data Corp. .................................     2,846
                                                                --------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT OTHER -- 3.4%
    211     Corning, Inc. (D).................................     4,798
                                                                --------
            EMPLOYMENT SERVICES -- 3.2%
     30     Manpower, Inc. ...................................     2,198
     63     Robert Half International, Inc. ..................     2,313
                                                                --------
                                                                   4,511
                                                                --------
            ENTERTAINMENT-DATA PROCESSING, HOSTING & RELATED
            SERVICE -- 0.3%
     14     MoneyGram International, Inc. (G).................       378
                                                                --------
            MACHINERY MANUFACTURING-INDUSTRIAL MACHINERY -- 6.1%
     50     KLA-Tencor Corp. .................................     2,687
    123     Lam Research Corp. (D)............................     5,832
                                                                --------
                                                                   8,519
                                                                --------
            MANAGEMENT, SCIENTIFIC, AND TECHNICAL CONSULTING
            SERVICE -- 3.9%
     83     Accenture Ltd. Class A............................     3,210
     47     Monster Worldwide, Inc. (D).......................     2,222
                                                                --------
                                                                   5,432
                                                                --------
            ON LINE INFORMATION SERVICES -- 6.8%
     17     Google, Inc. (D)..................................     7,651
     96     Juniper Networks, Inc. (D)(G).....................     1,883
                                                                --------
                                                                   9,534
                                                                --------
            PROFESSIONAL SERVICE -- COMPUTER SYSTEM DESIGN &
            RELATED -- 5.5%
     61     Automatic Data Processing, Inc. ..................     2,948
    106     BISYS Group, Inc. (D).............................     1,215
     48     DST Systems, Inc. (D)(G)..........................     3,595
                                                                --------
                                                                   7,758
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 12.2%
    104     Altera Corp. (D)..................................  $  2,073
     87     ASML Holding N.V. (D)(A)..........................     2,164
    140     Maxim Integrated Products, Inc. ..................     4,122
     74     S.O.I. Tec S.A. (D)(A)............................     1,767
     74     Semtech Corp. (D).................................       991
    135     Texas Instruments, Inc. ..........................     4,070
     99     Trident Microsystems, Inc. (D)....................     1,980
                                                                --------
                                                                  17,167
                                                                --------
            SOFTWARE PUBLISHERS -- 13.0%
    182     Activision, Inc. (D)..............................     3,438
     75     Adobe Systems, Inc. (D)...........................     3,144
     84     Electronic Arts, Inc. (D)(G)......................     4,210
    139     Microsoft Corp. ..................................     3,885
     77     Oracle Corp. (D)..................................     1,396
     98     Red Hat, Inc. (D)(G)..............................     2,252
                                                                --------
                                                                  18,325
                                                                --------
            WHOLESALERS -- ELECTRICAL & ELECTRONIC MERCHANDISE -- 2.6%
     53     LG Electronics, Inc. (D)(A).......................     3,616
                                                                --------
            WIRELESS COMMUNICATIONS SERVICES -- 1.6%
    273     Sonus Networks, Inc. (D)..........................     2,200
                                                                --------
            Total Common Stock
              (Cost $120,172).................................  $137,238
                                                                --------
WARRANTS -- 0.9 %
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.9%
     22     Tata Consultancy Services Ltd. (D)(I).............  $  1,253
                                                                --------
            Total Warrants
              (Cost $651).....................................  $  1,253
                                                                --------
            Total Long-Term Investments
              (Cost $120,823).................................  $138,491
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.8%
            REPURCHASE AGREEMENTS @ -- 1.4%
 $   10     Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $     10
    474     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       474
    454     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       454

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $  255     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................  $    255
    836     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       836
                                                                --------
                                                                   2,029
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.4%
            CASH COLLATERAL REINVESTMENT FUND:
 20,140     BNY Institutional Cash Reserve Fund...............  $ 20,140
                                                                --------
            Total Short-Term Investments
              (Cost $22,169)..................................  $ 22,169
                                                                --------
            Total Investments in Securities
              (Cost $142,992) (C).............................  $160,660
                                                                --------
            Other Assets and Liabilities......................   (20,214)
                                                                --------
            Total Net Assets..................................  $140,446
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.18% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $15,238, which represents 10.85% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $143,842 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $18,543
      Unrealized depreciation.........................   (1,725)
                                                        -------
      Net unrealized appreciation.....................  $16,818
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $1,253, which represents 0.89% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                          COUPON      EXPIRATION
                                    SECURITY TYPE          RATE          DATE
                                    -------------         ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       Triparty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities Triparty
       Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 6.2%
    147     Agrium, Inc. .....................................  $  5,644
    320     Cameco Corp. .....................................    13,086
    101     Companhia Vale do Rio Doce ADR....................     3,722
     66     Freeport-McMoRan Copper & Gold, Inc. (G)..........     4,352
     44     Potash Corp. of Saskatchewan......................     7,102
                                                                --------
                                                                  33,906
                                                                --------
            CAPITAL GOODS -- 6.1%
    161     ABB Ltd. ADR......................................     2,765
    158     Boeing Co. .......................................    14,078
     43     Deere & Co. ......................................     4,662
     86     Illinois Tool Works, Inc. ........................     4,448
     69     International Game Technology.....................     2,766
     53     Parker-Hannifin Corp. ............................     4,600
                                                                --------
                                                                  33,319
                                                                --------
            CONSUMER CYCLICAL -- 4.0%
     96     Coach, Inc. (D)...................................     4,819
     22     Kohl's Corp. (D)..................................     1,650
     70     NIKE, Inc. Class B................................     7,413
    309     Staples, Inc. ....................................     7,998
                                                                --------
                                                                  21,880
                                                                --------
            CONSUMER STAPLES -- 2.5%
      1     Japan Tobacco, Inc. (A)...........................     3,039
     78     PepsiCo, Inc. ....................................     4,944
     87     Procter & Gamble Co. .............................     5,470
                                                                --------
                                                                  13,453
                                                                --------
            ENERGY -- 1.2%
    145     Halliburton Co. ..................................     4,611
     62     Sasol Ltd. ADR....................................     2,042
                                                                --------
                                                                   6,653
                                                                --------
            FINANCE -- 12.9%
    145     AMVESCAP plc ADR (G)..............................     3,196
      8     Chicago Mercantile Exchange Holdings, Inc. .......     4,387
    208     Commerce Bancorp, Inc. (G)........................     6,930
     87     Franklin Resources, Inc. .........................    10,489
     21     Goldman Sachs Group, Inc. ........................     4,265
    245     Nasdaq Stock Market, Inc. (D)(G)..................     7,215
    131     State Street Corp. ...............................     8,513
    239     UBS AG............................................    14,194
    104     UnitedHealth Group, Inc. .........................     5,491
    263     Western Union Co. ................................     5,782
                                                                --------
                                                                  70,462
                                                                --------
            HEALTH CARE -- 10.4%
     92     Abbott Laboratories...............................     5,154
     39     AstraZeneca plc ADR...............................     2,102
     73     Eisai Co., Ltd. (A)...............................     3,485
    223     Elan Corp. plc ADR (D)............................     2,962
     43     Gilead Sciences, Inc. (D).........................     3,322
     79     Monsanto Co. .....................................     4,365
    149     Sanofi-Aventis S.A. ADR...........................     6,489

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
    719     Schering-Plough Corp. ............................  $ 18,338
    161     Shionogi & Co., Ltd. (A)..........................     2,889
    145     St. Jude Medical, Inc. (D)........................     5,462
     82     Vertex Pharmaceuticals, Inc. (D)..................     2,303
                                                                --------
                                                                  56,871
                                                                --------
            SERVICES -- 16.9%
    280     Accenture Ltd. Class A............................    10,775
     71     Alliance Data Systems Corp. (D)(G)................     4,398
     73     Apollo Group, Inc. Class A (D)....................     3,207
    217     Autodesk, Inc. (D)................................     8,153
    155     Automatic Data Processing, Inc. ..................     7,524
    167     Equifax, Inc. (D).................................     6,084
    104     Fluor Corp. ......................................     9,289
     63     Focus Media Holding Ltd. ADR (D)..................     4,938
     49     Manpower, Inc. ...................................     3,635
    109     Monster Worldwide, Inc. (D).......................     5,165
     49     Starwood Hotels & Resorts (G).....................     3,186
    134     United Parcel Service, Inc. Class B...............     9,417
     79     Viacom, Inc. Class B (D)..........................     3,248
    246     Walt Disney Co. ..................................     8,466
    139     Waste Management, Inc. ...........................     4,800
                                                                --------
                                                                  92,285
                                                                --------
            TECHNOLOGY -- 35.7%
    295     Activision, Inc. (D)(G)...........................     5,597
    198     Adobe Systems, Inc. (D)...........................     8,254
     67     Akamai Technologies, Inc. (D)(G)..................     3,333
    319     Altera Corp. (D)(G)...............................     6,378
     72     America Movil S.A. de C.V. ADR....................     3,419
    153     American Tower Corp. Class A (D)..................     5,964
     68     Apple, Inc. (D)...................................     6,274
    147     AT&T, Inc. .......................................     5,809
    725     Cisco Systems, Inc. (D)...........................    18,512
    173     Danaher Corp. (G).................................    12,375
     97     Electronic Arts, Inc. (D).........................     4,865
    476     EMC Corp. (D).....................................     6,588
    311     General Electric Co. .............................    10,982
     34     Google, Inc. (D)..................................    15,774
    164     Hewlett-Packard Co. ..............................     6,571
     62     International Business Machines Corp. ............     5,859
    232     Linear Technology Corp. (G).......................     7,335
    308     Medtronic, Inc. ..................................    15,106
    383     Network Appliance, Inc. (D).......................    13,986
     74     NII Holdings, Inc. Class B (D)....................     5,512
  1,027     Oracle Corp. (D)(G)...............................    18,614
     22     Research In Motion Ltd. (D).......................     2,948
     12     Roper Industries, Inc. ...........................       637
    187     Symantec Corp. (D)(G).............................     3,236
                                                                --------
                                                                 193,928
                                                                --------
            TRANSPORTATION -- 2.7%
    193     General Dynamics Corp. ...........................    14,754
                                                                --------
            Total Common Stock
              (Cost $499,164).................................  $537,511
                                                                --------

 HARTFORD GROWTH HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 9.2%
            REPURCHASE AGREEMENTS @ -- 1.5%
 $   43     Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $     43
  1,915     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................     1,915
  1,833     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................     1,833
  1,029     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................     1,029
  3,377     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................     3,377
                                                                --------
                                                                   8,197
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.7%
            CASH COLLATERAL REINVESTMENT FUND:
 41,822     Mellon GSL DBTII Collateral Fund..................    41,822
                                                                --------
            Total Short-Term Investments
              (Cost $50,019)..................................  $ 50,019
                                                                --------
            Total Investments in Securities
              (Cost $549,183) (C).............................  $587,530
                                                                --------
            Other Assets and Liabilities......................   (42,153)
                                                                --------
            Total Net Assets..................................  $545,377
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.50% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $9,413, which represents 1.73% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $549,478 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 50,580
      Unrealized depreciation........................   (12,528)
                                                       --------
      Net unrealized appreciation....................  $ 38,052
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                          COUPON      EXPIRATION
                                    SECURITY TYPE          RATE          DATE
                                    -------------         ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 9.9%
     451    Cameco Corp. .....................................  $   18,456
     352    Companhia Vale do Rio Doce ADR (G)................      13,009
     324    Freeport-McMoRan Copper & Gold, Inc. .............      21,426
     486    Jarden Corp. (D)..................................      18,607
     577    Owens-Illinois, Inc. (D)..........................      14,872
     147    Potash Corp. of Saskatchewan......................      23,494
      80    Rio Tinto plc ADR (G).............................      18,270
                                                                ----------
                                                                   128,134
                                                                ----------
            CAPITAL GOODS -- 1.0%
     295    Joy Global, Inc. (G)..............................      12,664
                                                                ----------
            CONSUMER CYCLICAL -- 7.5%
     380    California Pizza Kitchen, Inc. (D)................      12,505
     277    Foster Wheeler Ltd. (D)...........................      16,174
     342    Kohl's Corp. (D)..................................      26,170
     574    Mosaic Co. (D)....................................      15,303
     365    Tiffany & Co. ....................................      16,577
     207    Under Armour, Inc. Class A (D)(G).................      10,609
                                                                ----------
                                                                    97,338
                                                                ----------
            CONSUMER STAPLES -- 2.5%
     210    Bunge Ltd. .......................................      17,250
     810    Tyson Foods, Inc. Class A.........................      15,712
                                                                ----------
                                                                    32,962
                                                                ----------
            ENERGY -- 5.5%
     464    Chesapeake Energy Corp. ..........................      14,334
     197    ConocoPhillips....................................      13,438
     236    EOG Resources, Inc. ..............................      16,836
     401    Halliburton Co. ..................................      12,712
     253    Ultra Petroleum Corp. (D).........................      13,458
                                                                ----------
                                                                    70,778
                                                                ----------
            FINANCE -- 7.0%
     548    AMVESCAP plc ADR..................................      12,111
     562    Covanta Holding Corp. (D).........................      12,474
     603    Cyrela Brazil Realty S.A. ........................       5,595
     411    E*Trade Financial Corp. (D)(G)....................       8,711
     398    Nasdaq Stock Market, Inc. (D).....................      11,690
     218    UBS AG............................................      12,932
     157    Wellpoint, Inc. (D)...............................      12,725
     643    Western Union Co. ................................      14,105
                                                                ----------
                                                                    90,343
                                                                ----------
            HEALTH CARE -- 19.9%
     510    Alkermes, Inc. (D)................................       7,868
     380    Amylin Pharmaceuticals, Inc. (D)(G)...............      14,189
     270    AtheroGenics, Inc. (D)(G).........................         758
     430    Auxilium Pharmaceuticals, Inc. (D)(G).............       6,317
     249    Cephalon, Inc. (D)(G).............................      17,696
     214    Charles River Laboratories International, Inc.
              (D).............................................       9,900
     316    Dade Behring Holdings, Inc. ......................      13,843
     386    Digene Corp. (D)..................................      16,377
     220    Eisai Co., Ltd. (A)(G)............................      10,519
     555    Elan Corp. plc ADR (D)(G).........................       7,375
     228    Eli Lilly & Co. ..................................      12,257

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     132    Gilead Sciences, Inc. (D)(G)......................  $   10,098
     369    Kyphon, Inc. (D)(G)...............................      16,661
     174    Luxottica Group S.p.A. (A)........................       5,572
     196    Medicines Co. (D).................................       4,913
     284    Merck & Co., Inc. ................................      12,549
     234    Monsanto Co. .....................................      12,833
   1,157    Schering-Plough Corp. ............................      29,523
     745    Shionogi & Co., Ltd. (A)..........................      13,391
     471    St. Jude Medical, Inc. (D)........................      17,726
     377    Teva Pharmaceutical Industries Ltd. ADR...........      14,122
     119    Vertex Pharmaceuticals, Inc. (D)..................       3,345
                                                                ----------
                                                                   257,832
                                                                ----------
            SERVICES -- 11.0%
     995    Allied Waste Industries, Inc. (D).................      12,528
     525    DreamWorks Animation SKG, Inc. (D)................      16,045
     331    Equifax, Inc. (D).................................      12,061
     127    Fluor Corp. ......................................      11,359
     252    Focus Media Holding Ltd. ADR (D)(G)...............      19,803
     182    Manpower, Inc. ...................................      13,404
     400    MoneyGram International, Inc. ....................      11,101
     564    Net Servicos de Comunicacao S.A. (G)..............       7,624
     345    TeleTech Holdings, Inc. (D).......................      12,640
     860    Tetra Technologies, Inc. (D)......................      16,384
     276    Waste Management, Inc. ...........................       9,501
                                                                ----------
                                                                   142,450
                                                                ----------
            TECHNOLOGY -- 31.5%
   1,547    Activision, Inc. (D)..............................      29,293
     531    Adobe Systems, Inc. (D)...........................      22,151
     316    American Tower Corp. Class A (D)..................      12,300
     128    Apple, Inc. (D)...................................      11,892
     100    Beckman Coulter, Inc. ............................       6,415
   1,010    Corning, Inc. (D).................................      22,976
   1,193    EMC Corp. (D).....................................      16,522
     373    Garmin Ltd. (G)...................................      20,187
     432    General Electric Co. .............................      15,279
     361    Hewlett-Packard Co. ..............................      14,491
     274    Hologic, Inc. (D).................................      15,799
     237    Leap Wireless International, Inc. (D).............      15,611
     250    Medtronic, Inc. ..................................      12,280
     418    Microsoft Corp. ..................................      11,644
     961    Move, Inc. (D)....................................       5,322
     909    Network Appliance, Inc. (D).......................      33,189
     178    NII Holdings, Inc. Class B (D)....................      13,234
     540    Nortel Networks Corp. (D).........................      12,977
     452    NVIDIA Corp. (D)..................................      13,014
   1,339    O2Micro International Ltd. ADR (D)................      10,575
   1,247    Oracle Corp. (D)..................................      22,610
     354    Qualcomm, Inc. ...................................      15,100
     350    Red Hat, Inc. (D)(G)..............................       8,019
     122    Research In Motion Ltd. (D).......................      16,706
     411    Tencent Holdings Ltd. (A).........................       1,338
     579    VeriFone Holdings, Inc. (D)(G)....................      21,263
     272    Verint Systems, Inc. (D)..........................       8,729
                                                                ----------
                                                                   408,916
                                                                ----------

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 1.6%
     251    General Dynamics Corp. ...........................  $   19,207
      32    GOL Linhas Aereas Inteligentes S.A. ADR (G).......         977
                                                                ----------
                                                                    20,184
                                                                ----------
            UTILITIES -- 2.3%
     406    Suntech Power Holdings Co., Ltd. ADR (D)(G).......      14,038
     203    Veolia Environment S.A. (A)(G)....................      15,090
                                                                ----------
                                                                    29,128
                                                                ----------
            Total Common Stock
              (Cost $1,130,487)...............................  $1,290,729
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.2%
            REPURCHASE AGREEMENTS @ -- 2.3%
$    155    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $      155
   6,966    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       6,966
   6,667    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       6,667
   3,745    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       3,745
  12,285    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      12,285
                                                                ----------
                                                                    29,818
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.9%
            CASH COLLATERAL REINVESTMENT FUND:
 167,488    BNY Institutional Cash Reserve Fund...............     167,488
                                                                ----------
            Total Short-Term Investments
              (Cost $197,306).................................  $  197,306
                                                                ----------
            Total Investments in Securities
              (Cost $1,327,793) (C)...........................  $1,488,035
                                                                ----------
            Other Assets and Liabilities......................    (193,463)
                                                                ----------
            Total Net Assets..................................  $1,294,572
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.12% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $45,910, which represents 3.55% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,331,515 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $174,097
      Unrealized depreciation........................   (17,577)
                                                       --------
      Net unrealized appreciation....................  $156,520
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                          COUPON      EXPIRATION
                                    SECURITY TYPE          RATE          DATE
                                    -------------         ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                             MARKET            CONTRACT            DELIVERY
DESCRIPTION                           TRANSACTION            VALUE              AMOUNT               DATE
-----------                           -----------            ------            --------            --------
Hong Kong Dollars                        Sell                $1,332             $1,332             4/2/2007
Hong Kong Dollars                        Sell                1,224               1,224             4/3/2007

                              UNREALIZED
                             APPRECIATION
DESCRIPTION                 (DEPRECIATION)
-----------                 --------------
Hong Kong Dollars               $  --
Hong Kong Dollars                  --
                                -----
                                $  --
                                =====

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.7%
            FINANCE -- 0.6%
$  24,110   CBA Commercial Small Balance Commercial Mortgage,
              9.75%, 01/25/2039 (I)(P)........................  $   2,411
    2,490   Soundview NIM Trust,
              8.25%, 12/25/2036 (I)...........................      2,295
                                                                ---------
                                                                    4,706
                                                                ---------
            TRANSPORTATION -- 1.1%
    1,620   American Airlines, Inc.,
              7.38%, 05/23/2019...............................      1,602
    1,315   Continental Airlines, Inc.,
              6.80%, 08/02/2018...............................      1,314
    2,886   Continental Airlines, Inc.,
              7.37%, 12/15/2015...............................      2,900
    2,239   Continental Airlines, Inc.,
              8.39%, 11/01/2020...............................      2,351
                                                                ---------
                                                                    8,167
                                                                ---------
            Total Asset & Commercial Mortgage
              Backed Securities
              (Cost $12,367)..................................  $  12,873
                                                                ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 90.5%
            BASIC MATERIALS -- 13.0%
    4,000   Abitibi-Consolidated, Inc.,
              8.85%, 06/15/2011 +(L)..........................  $   3,850
    3,725   AK Steel Corp.,
              7.75%, 06/15/2012 +.............................      3,786
    3,650   Aleris International, Inc.,
              9.00%, 12/15/2014 (I)...........................      3,851
    2,000   Berry Plastics Holding Co.,
              9.23%, 09/15/2014 (L)...........................      2,050
    3,205   Bowater, Inc.,
              8.35%, 03/15/2010 (L)...........................      3,213
    1,875   Bowater, Inc.,
              9.50%, 10/15/2012...............................      1,912
    2,875   Chaparral Steel Co.,
              10.00%, 07/15/2013..............................      3,206
    3,165   Crown Americas, Inc.,
              7.75%, 11/15/2015...............................      3,292
    1,650   Crown Cork & Seal Co., Inc.,
              8.00%, 04/15/2023...............................      1,617
    3,000   Domtar, Inc.,
              7.13%, 08/15/2015 (G)...........................      2,985
    5,015   Freeport-McMoRan Copper & Gold, Inc.,
              8.25%, 04/01/2015...............................      5,397
    2,285   Georgia Gulf Corp.,
              10.75%, 10/15/2016 (G)(I).......................      2,194
    4,325   Georgia-Pacific Corp.,
              7.00%, 01/15/2015 (I)...........................      4,347
    4,500   Goodyear Tire & Rubber Co.,
              8.63%, 12/01/2011 (I)...........................      4,837
    2,710   Graham Packaging Co., Inc.,
              9.88%, 10/15/2014 (G)...........................      2,764
    3,000   Graphic Packing International,
              8.50%, 08/15/2011 (G)...........................      3,120
    2,800   Huntsman International LLC,
              7.88%, 11/15/2014 (I)...........................      2,895

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
            BASIC MATERIALS -- (CONTINUED)
$   6,600   Lyondell Chemical Co.,
              8.25%, 09/15/2016...............................  $   7,062
    3,295   MacDermid, Inc.,
              9.50%, 04/15/2017 (I)(Q)........................      3,377
    1,970   Mobile Services Group, Inc.,
              9.75%, 08/01/2014 (I)...........................      2,083
    1,440   Norske Skog Canada Ltd.,
              8.63%, 06/15/2011...............................      1,462
    2,650   Nova Chemicals Corp.,
              8.50%, 11/15/2013 (L)...........................      2,637
    2,415   Owens-Brockway Glass Container, Inc.,
              8.88%, 02/15/2009...............................      2,463
    2,250   Owens-Illinois, Inc.,
              7.80%, 05/15/2018 (G)...........................      2,301
    3,500   Peabody Energy Corp.,
              6.88%, 03/15/2013...............................      3,561
    1,350   Potlatch Corp.,
              13.00%, 12/01/2009 (L)..........................      1,546
    3,000   RBS Global & Rexnord Corp.,
              9.50%, 08/01/2014...............................      3,120
    2,835   Rockwood Specialties Group, Inc.,
              7.50%, 11/15/2014...............................      2,878
    1,014   Smurfit Kappa Funding plc,
              9.63%, 10/01/2012...............................      1,077
    1,870   Steel Dynamics, Inc.,
              6.75%, 04/01/2015 (I)...........................      1,872
    2,815   Stone Container Financing Corp.,
              7.38%, 07/15/2014...............................      2,702
    2,180   Stone Container,
              8.00%, 03/15/2017 (I)...........................      2,131
    2,940   Verso Paper Holdings LLC,
              11.38%, 08/01/2016 (I)..........................      3,080
                                                                ---------
                                                                   98,668
                                                                ---------
            CAPITAL GOODS -- 2.3%
    1,455   Blount, Inc.,
              8.88%, 08/01/2012...............................      1,506
    2,845   Bombardier, Inc.,
              6.30%, 05/01/2014 (I)...........................      2,703
      500   Bombardier, Inc.,
              6.75%, 05/01/2012 (I)...........................        497
    2,800   Case Corp.,
              7.25%, 01/15/2016 (G)...........................      2,926
    3,305   ESCO Corp.,
              8.63%, 12/15/2013 (I)...........................      3,503
    2,052   K2, Inc.,
              7.38%, 07/01/2014...............................      2,037
      412   L-3 Communications Corp.,
              3.00%, 08/01/2035 ++............................        440
    3,700   Transdigm, Inc.,
              7.75%, 07/15/2014 (I)...........................      3,820
                                                                ---------
                                                                   17,432
                                                                ---------
            CONSUMER CYCLICAL -- 11.6%
    5,600   Albertson's, Inc.,
              7.25%, 05/01/2013 (G)...........................      5,785
    2,310   Alliance One International, Inc.,
              8.50%, 05/15/2012 (I)...........................      2,329
    1,990   American Axle & Manufacturing, Inc.,
              7.88%, 03/01/2017...............................      1,985

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$   2,155   Amerigas Partners L.P.,
              7.25%, 05/20/2015...............................  $   2,176
    3,180   Aramark Corp.,
              8.50%, 02/01/2015 (I)...........................      3,307
    4,255   ArvinMeritor, Inc.,
              8.75%, 03/01/2012 (G)...........................      4,393
    2,245   Asbury Automotive Group,
              7.63%, 03/15/2017 (I)...........................      2,251
    2,840   Beazer Homes USA, Inc.,
              8.63%, 05/15/2011 (G)...........................      2,776
    2,645   Buffalo Thunder,
              9.38%, 12/15/2014 (I)...........................      2,698
    2,100   Builders FirstSource, Inc.,
              9.61%, 02/15/2012 (G)(L)........................      2,131
    4,000   Ford Capital B.V.,
              9.50%, 06/01/2010 +.............................      4,000
    6,435   General Motors Corp.,
              7.13%, 07/15/2013 (G)...........................      6,017
    2,295   GSC Holdings Corp.,
              8.00%, 10/01/2012...............................      2,433
      935   K. Hovnanian Enterprises, Inc.,
              6.00%, 01/15/2010...............................        879
    1,875   K. Hovnanian Enterprises, Inc.,
              6.25%, 01/15/2015...............................      1,627
    2,855   K. Hovnanian Enterprises, Inc.,
              8.88%, 04/01/2012 (G)...........................      2,748
    2,900   KB Home & Broad Home Corp.,
              6.38%, 08/15/2011 (G)...........................      2,811
    1,875   Keystone Automotive Operations, Inc.,
              9.75%, 11/01/2013...............................      1,823
    2,300   Levi Strauss & Co.,
              9.75%, 01/15/2015...............................      2,524
    4,460   Michaels Stores, Inc.,
              11.38%, 11/01/2016 (G)(I).......................      4,806
    4,065   Neiman Marcus Group, Inc.,
              10.38%, 10/15/2015 (G)..........................      4,532
    3,120   NPC International, Inc.,
              9.50%, 05/01/2014 (G)...........................      3,229
    3,695   Phillips Van-Heusen Corp.,
              7.75%, 11/15/2023...............................      3,917
    2,145   Ply Gem Industries, Inc.,
              9.00%, 02/15/2012 (G)...........................      1,861
    3,640   SGS International, Inc.,
              12.00%, 12/15/2013..............................      3,858
    2,435   Stater Brothers Holdings, Inc.,
              8.13%, 06/15/2012 (G)...........................      2,508
    1,875   Supervalu, Inc.,
              7.50%, 11/15/2014...............................      1,955
    6,390   Tenneco, Inc.,
              8.63%, 11/15/2014 (G)...........................      6,662
                                                                ---------
                                                                   88,021
                                                                ---------
            CONSUMER STAPLES -- 1.8%
    2,545   Appleton Papers, Inc.,
              9.75%, 06/15/2014...............................      2,628
    1,755   Constellation Brands, Inc.,
              7.25%, 09/01/2016 (G)...........................      1,777

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
            CONSUMER STAPLES -- (CONTINUED)
$   2,100   Del Laboratories, Inc.,
              10.36%, 11/01/2011 (L)..........................  $   2,173
    3,005   Dole Food Co., Inc.,
              8.63%, 05/01/2009...............................      2,997
    4,135   Nutro Products, Inc.,
              10.75%, 04/15/2014 (I)..........................      4,466
                                                                ---------
                                                                   14,041
                                                                ---------
            ENERGY -- 4.0%
    1,440   Amerigas Partners L.P.,
              7.13%, 05/20/2016...............................      1,444
    1,339   Chesapeake Energy Corp.,
              2.75%, 11/15/2035...............................      1,394
    1,735   Chesapeake Energy Corp.,
              7.63%, 07/15/2013...............................      1,843
    1,980   Cie Gen Geophysique,
              7.75%, 05/15/2017...............................      2,064
    2,720   Comstock Resources, Inc.,
              6.88%, 03/01/2012...............................      2,638
    2,997   Ferrell Gas Partners L.P.,
              8.75%, 06/15/2012...............................      3,109
    2,600   Inergy L.P.,
              8.25%, 03/01/2016...............................      2,730
    1,537   Magnum Hunter Resources, Inc.,
              9.60%, 03/15/2012...............................      1,610
    3,750   OPTI Canada, Inc.,
              8.25%, 12/15/2014 (I)...........................      3,900
    2,825   Petrohawk Energy Corp.,
              9.13%, 07/15/2013...............................      3,009
    3,500   Pogo Producing Co.,
              7.88%, 05/01/2013...............................      3,526
    2,675   Range Resources Corp.,
              7.50%, 05/15/2016 (G)...........................      2,755
                                                                ---------
                                                                   30,022
                                                                ---------
            FINANCE -- 11.1%
    5,400   American Real Estate Partners L.P.,
              7.13%, 02/15/2013 +.............................      5,333
    3,430   Atlantic Broadband Finance LLC,
              9.38%, 01/15/2014 +.............................      3,507
    3,150   Avis Budget Car Rental,
              7.75%, 05/15/2016 (I)...........................      3,213
    1,635   Crescent Real Estate Equities L.P.,
              9.25%, 04/15/2009...............................      1,672
    2,900   E*Trade Financial Corp.,
              8.00%, 06/15/2011...............................      3,052
    3,440   El Paso Performance-Linked Trust,
              7.75%, 07/15/2011 (I)...........................      3,659
    1,000   Felcor Lodging L.P.,
              8.50%, 06/01/2011...............................      1,071
    4,480   Ford Motor Credit Co.,
              6.93%, 01/15/2010 (L)...........................      4,410
    4,600   Ford Motor Credit Co.,
              7.38%, 02/01/2011...............................      4,524
    5,160   General Motors Acceptance Corp.,
              6.88%, 09/15/2011 +.............................      5,165
    7,650   General Motors Acceptance Corp.,
              6.88%, 08/28/2012...............................      7,619
    3,300   General Motors Acceptance Corp.,
              8.00%, 11/01/2031...............................      3,538

--------------------------------------------------------------------------------

PRINCIPAL                                                        Market
AMOUNT(B)                                                       Value(W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$   4,195   Hertz Corp.,
              10.50%, 01/01/2016 (G)..........................  $   4,782
    2,800   Host Marriott L.P.,
              6.75%, 06/01/2016...............................      2,821
    2,020   LPL Holdings, Inc.,
              10.75%, 12/15/2015 (I)..........................      2,131
    3,125   Multiplan Corp.,
              10.38%, 04/15/2016 (I)..........................      3,203
EUR 1,500   Nell Af Sarl,
              8.38%, 08/15/2015 (I)...........................      2,167
    2,125   Nell Af Sarl,
              8.38%, 08/15/2015 (I)...........................      2,215
    3,295   Pinnacle Foods,
              10.63%, 04/01/2017 (I)..........................      3,241
    3,500   Rainbow National Services LLC,
              10.38%, 09/01/2014 (I)..........................      3,916
    1,560   Snowqualmie Entertainment Authority,
              9.15%, 02/01/2014 (I)(L)........................      1,587
    1,465   United Rentals North America, Inc.,
              7.75%, 11/15/2013 (G)...........................      1,505
    3,290   Universal City Florida,
              10.11%, 05/01/2010 (L)..........................      3,393
    3,315   Universal Hospital Services,
              10.13%, 11/01/2011..............................      3,522
    3,300   Yankee Acquisition Corp,
              9.75%, 02/15/2017 (G)(I)........................      3,341
                                                                ---------
                                                                   84,587
                                                                ---------
            HEALTH CARE -- 5.5%
    3,505   Biovail Corp.,
              7.88%, 04/01/2010...............................      3,574
    2,655   CDRV Investors, Inc.,
              9.86%, 12/01/2011 (I)(L)........................      2,642
    2,900   Encore Medical Finance,
              11.75%, 11/15/2014 (I)..........................      2,972
    2,975   General Nutrition Centers, Inc.,
              9.79%, 03/15/2014 (I)(L)........................      2,915
    3,795   HCA, Inc.,
              7.88%, 02/01/2011...............................      3,866
    6,997   HCA, Inc.,
              9.25%, 11/15/2016 (I)...........................      7,548
    3,420   HealthSouth Corp.,
              10.75%, 06/15/2016 (I)..........................      3,719
    2,835   IASIS Healthcare Capital Corp.,
              8.75%, 06/15/2014...............................      2,934
    2,655   Invacare Corp.,
              9.75%, 02/15/2015 (I)...........................      2,668
    3,660   National Mentor Holdings, Inc.,
              11.25%, 07/01/2014..............................      3,999
    1,980   Sun Healthcare Group, Inc.,
              9.13%, 04/15/2015 (I)(Q)........................      2,030
    3,450   Tenet Healthcare Corp.,
              6.50%, 06/01/2012...............................      3,183
                                                                ---------
                                                                   42,050
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
            SERVICES -- 18.5%
$   3,855   Affinion Group, Inc.,
              11.50%, 10/15/2015..............................  $   4,240
    5,650   Allied Waste North America, Inc.,
              6.88%, 06/01/2017 +.............................      5,664
    2,500   AMC Entertainment, Inc.,
              11.00%, 02/01/2016 +............................      2,847
    2,370   Cablevision Systems Corp.,
              9.87%, 04/01/2009 (L)...........................      2,512
    5,730   Clarke American Corp.,
              11.75%, 12/15/2013 +............................      6,618
    1,320   Coleman Cable, Inc.,
              9.88%, 10/01/2012 (I)...........................      1,366
    3,055   Compucom Systems, Inc.,
              12.00%, 11/01/2014 (I)..........................      3,261
    7,090   Dex Media West LLC, Inc.,
              8.00%, 11/15/2013 +.............................      7,427
    5,277   Dex Media West LLC, Inc.,
              9.88%, 08/15/2013 +.............................      5,759
    3,650   DirecTV Holdings LLC,
              6.38%, 06/15/2015...............................      3,468
   20,000   Dow Jones CDX HY,
              8.38%, 12/29/2011 (G)(I)........................     20,724
    3,000   Education Management LLC,
              10.25%, 06/01/2016 (G)..........................      3,255
    4,800   Harrah's Operating Co., Inc.,
              5.63%, 06/01/2015...............................      4,140
    2,230   ISA Capital De Brasil S.A.,
              8.80%, 01/30/2017 (G)(I)........................      2,369
    3,475   Knowledge Learning Center, Inc.,
              7.75%, 02/01/2015 (I)...........................      3,414
    2,900   Liberty Media Corp.,
              8.25%, 02/01/2030 (G)...........................      2,899
    4,155   Lodgenet Entertainment Corp.,
              9.50%, 06/15/2013...............................      4,541
    4,655   MGM Mirage, Inc.,
              6.75%, 09/01/2012...............................      4,626
    1,770   MGM Mirage, Inc.,
              6.75%, 04/01/2013...............................      1,757
    1,860   MTR Gaming Group, Inc.,
              9.00%, 06/01/2012...............................      1,934
    2,185   NCO Group, Inc.,
              11.88%, 11/15/2014 (I)..........................      2,302
    1,830   NSG Holdings LLC,
              7.75%, 12/15/2025 (I)...........................      1,912
    3,305   Open Solutions, Inc.,
              9.75%, 02/01/2015 (I)...........................      3,404
    1,700   Pokagon Gaming Authority,
              10.38%, 06/15/2014 (I)..........................      1,874
    3,000   Quebecor World Capital Corp.,
              6.13%, 11/15/2013...............................      2,768
    2,570   Quebecor World Capital Corp.,
              8.75%, 03/15/2016 (I)...........................      2,602
    2,330   Quebecor World, Inc.,
              9.75%, 01/15/2015 (I)...........................      2,447
    3,815   Reader's Digest Association, Inc.,
              9.00%, 02/15/2017 (I)...........................      3,672
    3,755   Sheridan Group, Inc.,
              10.25%, 08/15/2011..............................      3,929

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
$   3,500   Sirius Satellite Radio, Inc.,
              9.63%, 08/01/2013 (G)...........................  $   3,513
    3,415   Station Casinos, Inc.,
              7.75%, 08/15/2016...............................      3,505
    6,030   SunGard Data Systems, Inc.,
              10.25%, 08/15/2015..............................      6,582
    3,295   Umbrella Acquisition,
              9.75%, 03/15/2015 (G)(I)........................      3,283
    3,500   Unisys Corp.,
              7.88%, 04/01/2008 (G)...........................      3,517
    3,050   West Corp.,
              9.50%, 10/15/2014 (I)...........................      3,157
                                                                ---------
                                                                  141,288
                                                                ---------
            TECHNOLOGY -- 17.1%
    3,000   Advanced Micro Devices, Inc.,
              7.75%, 11/01/2012 (G)...........................  $   3,034
    1,710   Amkor Technologies, Inc.,
              10.50%, 05/01/2009 (G)..........................      1,710
    2,060   Belden CDT, Inc.,
              7.00%, 03/15/2017 (I)...........................      2,101
    3,445   Broadview Networks Holdings, Inc.,
              11.38%, 09/01/2012 (I)..........................      3,686
    3,750   CCH I Holdings LLC,
              10.00%, 05/15/2014 (G)..........................      3,347
    7,200   Charter Communications Operating LLC,
              8.00%, 04/30/2012 +(I)..........................      7,497
    2,800   Cincinnati Bell, Inc.,
              7.25%, 07/15/2013 (G)...........................      2,905
    3,650   Citizens Communications Co.,
              7.88%, 01/15/2027 (I)...........................      3,732
    3,650   CSC Holdings, Inc.,
              8.13%, 07/15/2009...............................      3,778
    3,500   Dobson Cellular Systems,
              8.38%, 11/01/2011...............................      3,714
    2,800   Flextronics International Ltd.,
              6.50%, 05/15/2013...............................      2,772
    7,200   Freescale Semiconductor, Inc.,
              10.13%, 12/15/2016 (G)(I).......................      7,218
    2,725   General Cable Corp.,
              6.00%, 04/01/2015 (I)(L)........................      2,725
    3,530   Idearc, Inc.,
              8.00%, 11/15/2016 (I)...........................      3,631
    3,285   Inmarsat Finance plc,
              7.63%, 06/30/2012...............................      3,425
    6,605   Intelsat Bermuda Ltd.,
              11.25%, 06/15/2016 (I)..........................      7,497
    3,615   Itron, Inc.,
              7.75%, 05/15/2012...............................      3,696
    2,985   Jarden Corp.,
              7.50%, 05/01/2017...............................      3,015
    3,500   Leap Wireless International, Inc.,
              9.38%, 11/01/2014 (I)...........................      3,710
    8,255   Level 3 Financing, Inc.,
              12.25%, 03/15/2013..............................      9,663
    3,500   MagnaChip Semiconductor,
              6.88%, 12/15/2011...............................      2,870

PRINCIPAL                                                        Market
AMOUNT(B)                                                       Value(W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
    3,500   Mediacom LLC,
              9.50%, 01/15/2013...............................  $   3,609
    3,435   MetroPCS Wireless, Inc.,
              9.25%, 11/01/2014 (I)...........................      3,633
    3,640   Momentive Performance,
              9.75%, 12/01/2014 (I)...........................      3,749
    6,500   Nortel Networks Ltd.,
              10.75%, 07/15/2016 (I)..........................      7,215
    3,800   NXP B.V. Funding, LLC,
              8.11%, 10/15/2013 (I)(L)........................      3,909
    6,670   Qwest Communications International, Inc.,
              7.50%, 02/15/2014 (G)...........................      6,870
    3,500   Rural Cellular Corp.,
              8.25%, 03/15/2012...............................      3,658
    3,425   STATS ChipPAC Ltd.,
              7.50%, 07/19/2010 (G)...........................      3,605
EUR 1,600   Wind Acquisition,
              9.75%, 12/01/2015 (I)...........................      2,442
    4,715   Windstream Corp.,
              8.63%, 08/01/2016...............................      5,157
                                                                ---------
                                                                  129,573
                                                                ---------
            TRANSPORTATION -- 0.3%
    2,305   PHI, Inc.,
              7.13%, 04/15/2013...............................      2,201
                                                                ---------
            UTILITIES -- 5.2%
    4,000   Chivor S.S. E.S.P.,
              9.75%, 12/30/2014 (K)...........................      4,500
    2,215   Copano Energy LLC,
              8.13%, 03/01/2016...............................      2,293
    3,455   Edison Mission Energy,
              7.50%, 06/15/2013...............................      3,567
    1,573   Elwood Energy LLC,
              8.16%, 07/05/2026...............................      1,640
    2,690   Markwest Energy Partners L.P.,
              8.50%, 07/15/2016...............................      2,804
    3,375   Mirant Americas Generation LLC,
              8.30%, 05/01/2011...............................      3,459
    2,545   NGC Corp.,
              7.13%, 05/15/2018...............................      2,443
    2,075   NRG Energy, Inc.,
              7.25%, 02/01/2014...............................      2,127
    3,620   NRG Energy, Inc.,
              7.38%, 02/01/2016...............................      3,720
    3,000   PSEG Energy Holdings LLC,
              8.50%, 06/15/2011...............................      3,240
    3,020   Regency Energy Partners,
              8.38%, 12/15/2013 (I)...........................      3,080
    2,900   Reliant Energy, Inc.,
              6.75%, 12/15/2014...............................      3,063
    3,015   Williams Partners L.P.,
              7.25%, 02/01/2017 (I)...........................      3,188
                                                                ---------
                                                                   39,124
                                                                ---------
            Total Corporate Bonds: Non-Investment Grade
              (Cost $673,910).................................  $ 687,007
                                                                ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(W)
---------                                                       ---------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 4.2%
            CONSUMER CYCLICAL -- 1.8%
    1,268   American Axle & Manufacturing, Inc., Term Loan,
              9.63%, 07/08/2011 (N)...........................  $   1,297
    1,607   American Axle & Manufacturing, Inc., Incremental
              Term Loan,
              9.63%, 07/08/2011 (N)...........................      1,643
    9,277   Ford Motor Co.,
              8.36%, 12/12/2013 (N)...........................      9,310
    1,773   Keystone Automotive Industries, Inc.,
              8.82%, 01/12/2012 (N)...........................      1,786
                                                                ---------
                                                                   14,036
                                                                ---------
            FINANCE -- 0.4%
    2,900   Rental Service Corp.,
              8.86%, 11/21/2013 (N)...........................      2,951
                                                                ---------
            SERVICES -- 1.3%
    3,800   Clarke American Corp.,
              10.35%, 02/28/2017 (AA)(Q)......................      3,800
    4,000   Harrah's Entertainment, Inc.,
              6.85%, 03/05/2008 (AA)(Q).......................      3,990
    2,180   Travelport Holdings Ltd.,
              12.35%, 03/23/2012 (AA)(Q)......................      2,111
                                                                ---------
                                                                    9,901
                                                                ---------
            TECHNOLOGY -- 0.7%
    1,320   Infor Lux Bond Co.,
              8.00%, 07/28/2014 (N)...........................      1,333
    3,668   Wind Acquisitions Holdings Finance S.A.,
              12.61%, 12/12/2011 (N)..........................      3,750
                                                                ---------
                                                                    5,083
                                                                ---------
            Total Senior Floating Rate Interests: Non-
              Investment Grade
              (Cost $31,909)..................................  $  31,971
                                                                ---------
 SHARES
---------
COMMON STOCK -- 0.0%
            CONSUMER CYCLICAL -- 0.0%
       --   Hosiery Corp. of America, Inc. Class A
              (A)(D)(H).......................................  $      --
            TECHNOLOGY -- 0.0%
       --   XO Holdings, Inc. (D)(G)(H).......................         --
                                                                ---------
            Total Common Stock
              (Cost $4).......................................  $      --
                                                                ---------
WARRANTS -- 0.0%
            TECHNOLOGY -- 0.0%
       --   XO Holdings, Inc. (D)(H)..........................  $      --
                                                                ---------
            Total Warrants
              (Cost $--)......................................  $      --
                                                                ---------

                                                                 MARKET
 SHARES                                                         VALUE(W)
---------                                                       ---------
PREFERRED STOCK -- 0.1%
            FINANCE -- 0.1%
       12   United Rentals Trust I............................  $     581
                                                                ---------
            TECHNOLOGY -- 0.0%
       21   Adelphia Communications Corp. (D)++...............  $      --
                                                                ---------
            Total Preferred Stock
              (Cost $1,097)...................................  $     581
                                                                ---------
            Total Long Term Investments
              (Cost $719,287).................................  $ 732,432
                                                                ---------
SHORT-TERM INVESTMENTS -- 17.0%
            INVESTMENT POOLS AND FUNDS -- 0.0%
       18   State Street Bank Money Market Fund...............  $      18
                                                                ---------
PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENTS@ -- 3.4%
$   8,207   BNP Paribas Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................  $   8,207
    9,536   RBS Greenwich Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................      9,536
    8,173   UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................      8,173
                                                                ---------
                                                                   25,916
                                                                ---------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.5%
            CASH COLLATERAL REINVESTMENT FUND:
  102,544   Navigator Prime Portfolio.........................  $ 102,544
                                                                ---------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY SECURITIES -- 0.1%
$     400   U.S. Treasury Bill,
              5.06%, 06/14/2007 (M)(S)........................  $     396
                                                                ---------
            Total Short-Term Investments
              (Cost $128,874).................................  $ 128,874
                                                                ---------
            Total Investments in Securities
              (Cost $848,161) (C).............................  $ 861,306
                                                                ---------
            Other Assets and Liabilities......................   (102,446)
                                                                ---------
            Total Net Assets..................................  $ 758,860
                                                                =========

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.44% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007 rounds to zero.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $848,744 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $16,380
      Unrealized depreciation.........................   (3,818)
                                                        -------
      Net unrealized appreciation.....................  $12,562
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.
  + This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR               SECURITY               COST BASIS
      --------        ----------               --------               ----------
      October, 1994      --        Hosiery Corp. of America, Inc.
                                   Class A -- 144A                        $4
      May, 2006          --        XO Holdings, Inc.                      --
      May, 2006          --        XO Holdings, Inc. Warrants             --

     The aggregate value of these securities at March 31, 2007 rounds to zero.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $247,620, which represents 32.63% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $4,500 or 0.59% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the average coupon as of March 31, 2007.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2007 was $15,190.

  (S)Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                        UNREALIZED
                                 NUMBER OF                             APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------                ----------   --------   ----------   --------------
      CBT 5 Year U.S. Treasury
      Note                          568         Long     June 2007         $135
                                                                           ----
                                                                           $135
                                                                           ====

     * The number of contracts does not omit 000's.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2007.

  ++ Convertible debt security.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

     @ Repurchase agreements collateralized as follows:

                                                        COUPON      EXPIRATION
                                   SECURITY TYPE         RATE          DATE
                                   -------------     ------------   ----------
      BNP Paribas Joint
       Repurchase Agreement     U.S. Treasury Bonds  6.00%-7.125%   2023-2026
      RBS Greenwich Joint
       Repurchase Agreement     U.S. Treasury Bonds  8.75%-8.875%   2023-2026
      UBS Securities LLC Joint
       Repurchase Agreement     U.S. Treasury Bill         4.875%        2007
                                U.S. Treasury Notes        12.00%        2013
                                U.S. Treasury Bonds         6.25%        2023

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                             MARKET            CONTRACT            DELIVERY
DESCRIPTION                           TRANSACTION            VALUE              AMOUNT               DATE
-----------                           -----------            ------            --------            --------
Euro                                     Sell                $4,622             $4,496             5/2/2007

                              UNREALIZED
                             APPRECIATION
DESCRIPTION                 (DEPRECIATION)
-----------                 --------------
Euro                            $(126)
                                =====

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 3.2%
     30     Air Products and Chemicals, Inc. .................  $    2,252
    123     Alcoa, Inc. ......................................       4,157
     14     Allegheny Technologies, Inc. .....................       1,531
      8     Ashland, Inc. ....................................         518
     15     Ball Corp. .......................................         667
     15     Bemis Co., Inc. ..................................         492
     26     Consol Energy, Inc. ..............................       1,007
    135     Dow Chemical Co. .................................       6,199
    130     E.I. DuPont de Nemours & Co. .....................       6,440
     12     Eastman Chemical Co. .............................         747
     41     Eastman Kodak Co. (G).............................         915
     22     Fortune Brands, Inc. .............................       1,695
     53     Freeport-McMoRan Copper & Gold, Inc. .............       3,500
     25     Goodyear Tire & Rubber Co. (D)(G).................         793
     16     Hercules, Inc. (D)................................         320
     11     International Flavors & Fragrances, Inc. .........         519
     64     International Paper Co. (G).......................       2,322
     64     Kimberly-Clark Corp. .............................       4,408
     26     MeadWestvaco Corp. ...............................         794
     64     Newmont Mining Corp. .............................       2,671
     42     Nucor Corp. ......................................       2,765
     11     OfficeMax, Inc. ..................................         558
     19     Pactiv Corp. (D)..................................         631
     37     Peabody Energy Corp. .............................       1,502
     23     PPG Industries, Inc. .............................       1,624
     45     Praxair, Inc. ....................................       2,845
     20     Rohm & Haas Co. ..................................       1,037
     23     Sealed Air Corp. (G)..............................         718
      8     Snap-On, Inc. ....................................         399
     12     Stanley Works.....................................         648
     15     Temple-Inland, Inc. ..............................         887
     17     United States Steel Corp. ........................       1,653
     13     Vulcan Materials Co. .............................       1,565
                                                                ----------
                                                                    58,779
                                                                ----------
            CAPITAL GOODS -- 4.5%
    104     3M Co. ...........................................       7,911
     25     American Standard Cos., Inc. .....................       1,307
    197     Applied Materials, Inc. ..........................       3,608
     45     Baker Hughes, Inc. ...............................       2,988
      9     Black & Decker Corp. .............................         755
    111     Boeing Co. .......................................       9,896
     91     Caterpillar, Inc. ................................       6,104
      7     Cummins, Inc. ....................................       1,056
     32     Deere & Co. ......................................       3,478
     21     Eaton Corp. ......................................       1,719
     18     Goodrich Corp. ...................................         909
     23     Hasbro, Inc. .....................................         649
    113     Honeywell International, Inc. ....................       5,194
     58     Illinois Tool Works, Inc. ........................       3,007
     43     Ingersoll-Rand Co. Class A........................       1,882
     48     International Game Technology.....................       1,927
     26     ITT Corp. ........................................       1,547
     28     KLA-Tencor Corp. (G)..............................       1,502
     25     National Oilwell Varco, Inc. (D)..................       1,924
     49     Northrop Grumman Corp. ...........................       3,665
     18     Novellus Systems, Inc. (D)(G).....................         568
     17     Pall Corp. .......................................         660
     16     Parker-Hannifin Corp. ............................       1,406

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            CAPITAL GOODS -- (CONTINUED)
     31     Pitney Bowes, Inc. ...............................  $    1,412
     23     Rockwell Automation, Inc. ........................       1,400
     28     Smith International, Inc. (G).....................       1,351
     27     Teradyne, Inc. (D)................................         443
     14     Terex Corp. (D)...................................       1,039
     18     Textron, Inc. ....................................       1,589
    140     United Technologies Corp. ........................       9,123
    134     Xerox Corp. (D)...................................       2,260
                                                                ----------
                                                                    82,279
                                                                ----------
            CONSUMER CYCLICAL -- 9.2%
     12     Abercrombie & Fitch Co. Class A...................         938
    296     Altria Group, Inc. ...............................      25,976
     44     Amazon.com, Inc. (D)(G)...........................       1,744
     21     AutoNation, Inc. (D)..............................         450
      7     AutoZone, Inc. (D)................................         892
     13     Avery Dennison Corp. .............................         832
     40     Bed Bath & Beyond, Inc. (D)(G)....................       1,603
     57     Best Buy Co., Inc. ...............................       2,782
     15     Big Lots, Inc. (D)(G).............................         481
     11     Brown-Forman Corp. ...............................         728
     13     Brunswick Corp. ..................................         407
     17     Centex Corp. .....................................         702
     20     Circuit City Stores, Inc. ........................         371
     52     Coach, Inc. (D)...................................       2,613
     64     Costco Wholesale Corp. ...........................       3,432
     38     D.R. Horton, Inc. (G).............................         846
     20     Darden Restaurants, Inc. .........................         842
      9     Dillard's, Inc. ..................................         282
     44     Dollar General Corp. .............................         930
    160     eBay, Inc. (D)....................................       5,309
     21     Family Dollar Stores, Inc. .......................         632
     74     Federated Department Stores, Inc. (G).............       3,335
    267     Ford Motor Co. (G)................................       2,105
     74     Gap, Inc. ........................................       1,278
     80     General Motors Corp. .............................       2,444
     24     Genuine Parts Co. ................................       1,177
    288     Home Depot, Inc. .................................      10,572
     32     J. C. Penney Co., Inc. ...........................       2,608
     28     Johnson Controls, Inc. ...........................       2,622
     15     Jones Apparel Group, Inc. ........................         470
     11     KB Home...........................................         463
     46     Kohl's Corp. (D)..................................       3,530
    100     Kroger Co. .......................................       2,820
     25     Leggett & Platt, Inc. ............................         568
     19     Lennar Corp. (G)..................................         822
     15     Liz Claiborne, Inc. ..............................         625
    215     Lowe's Cos., Inc. ................................       6,761
     48     Ltd. Brands, Inc. ................................       1,256
     55     Masco Corp. ......................................       1,512
     55     Mattel, Inc. .....................................       1,527
    170     McDonald's Corp. .................................       7,642
     39     Newell Rubbermaid, Inc. ..........................       1,216
     27     NIKE, Inc. Class B................................       2,827
     32     Nordstrom, Inc. ..................................       1,709
     39     Office Depot, Inc. (D)............................       1,371
     35     PACCAR, Inc. .....................................       2,572
     20     Patterson Cos., Inc. (D)(G).......................         696
      9     Polo Ralph Lauren Corp. ..........................         758
     30     Pulte Homes, Inc. ................................         791

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
     19     RadioShack Corp. (G)..............................  $      520
     62     Safeway, Inc. ....................................       2,277
     12     Sears Holdings Corp. (D)..........................       2,111
     16     Sherwin-Williams Co. (G)..........................       1,040
    101     Staples, Inc. ....................................       2,612
    106     Starbucks Corp. (D)...............................       3,321
     29     Supervalu, Inc. ..................................       1,146
     87     Sysco Corp. ......................................       2,942
    121     Target Corp. .....................................       7,174
     19     Tiffany & Co. ....................................         869
     64     TJX Cos., Inc. ...................................       1,728
     13     V.F. Corp. .......................................       1,051
     10     W.W. Grainger, Inc. ..............................         779
    347     Wal-Mart Stores, Inc. ............................      16,279
     12     Wendy's International, Inc. ......................         382
     20     Whole Foods Market, Inc. (G)......................         888
     37     Yum! Brands, Inc. ................................       2,144
                                                                ----------
                                                                   166,132
                                                                ----------
            CONSUMER STAPLES -- 5.5%
    108     Anheuser-Busch Cos., Inc. ........................       5,425
     92     Archer Daniels Midland Co. .......................       3,377
     62     Avon Products, Inc. ..............................       2,318
     31     Campbell Soup Co. ................................       1,200
     21     Clorox Co. .......................................       1,361
    284     Coca-Cola Co. ....................................      13,631
     39     Coca-Cola Enterprises, Inc. ......................         794
     72     Colgate-Palmolive Co. ............................       4,835
     71     ConAgra Foods, Inc. ..............................       1,774
     30     Constellation Brands, Inc. Class A (D)............         630
     18     Dean Foods Co. (D)................................         851
     16     Estee Lauder Cos., Inc. ..........................         801
     49     General Mills, Inc. ..............................       2,833
     46     H.J. Heinz Co. ...................................       2,160
     24     Hershey Co. (G)...................................       1,334
     35     Kellogg Co. (G)...................................       1,816
     26     Kraft Foods, Inc. ................................         816
     18     McCormick & Co., Inc. ............................         708
      7     Molson Coors Brewing Co. .........................         630
     19     Pepsi Bottling Group, Inc. .......................         592
    231     PepsiCo, Inc. ....................................      14,676
    445     Procter & Gamble Co. .............................      28,097
     24     Reynolds American, Inc. (G).......................       1,508
    103     Sara Lee Corp. ...................................       1,749
     36     Tyson Foods, Inc. Class A.........................         690
     23     UST, Inc. (G).....................................       1,314
     30     Weyerhaeuser Co. .................................       2,229
     31     William Wrigley, Jr. Co. .........................       1,567
                                                                ----------
                                                                    99,716
                                                                ----------
            ENERGY -- 9.4%
     65     Anadarko Petroleum Corp. .........................       2,805
     47     Apache Corp. .....................................       3,296
     41     BJ Services Co. ..................................       1,155
     58     Chesapeake Energy Corp. (G).......................       1,784
    304     Chevron Corp. ....................................      22,500
    232     ConocoPhillips....................................      15,845
     63     Devon Energy Corp. ...............................       4,337
     21     ENSCO International, Inc. ........................       1,157

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
     34     EOG Resources, Inc. ..............................  $    2,451
    803     Exxon Mobil Corp. ................................      60,560
    141     Halliburton Co. ..................................       4,472
     38     Hess Corp. .......................................       2,114
     25     KeySpan Corp. ....................................       1,017
     49     Marathon Oil Corp. ...............................       4,818
     26     Murphy Oil Corp. .................................       1,414
     39     Nabors Industries Ltd. (D)........................       1,165
      6     Nicor, Inc. (G)...................................         306
     19     Noble Corp. ......................................       1,490
    118     Occidental Petroleum Corp. .......................       5,825
     16     Rowan Companies, Inc. ............................         504
    166     Schlumberger Ltd. ................................      11,481
     37     Sempra Energy.....................................       2,264
     17     Sunoco, Inc. .....................................       1,206
     41     Transocean, Inc. (D)..............................       3,373
     85     Valero Energy Corp. ..............................       5,492
     48     Weatherford International Ltd. (D)................       2,150
     84     Williams Cos., Inc. ..............................       2,399
     52     XTO Energy, Inc. .................................       2,844
                                                                ----------
                                                                   170,224
                                                                ----------
            FINANCE -- 22.9%
     48     ACE Ltd. .........................................       2,713
     73     Aetna, Inc. ......................................       3,187
     76     Aflac, Inc. ......................................       3,598
     90     Allstate Corp. ...................................       5,410
     15     AMBAC Financial Group, Inc. ......................       1,287
    168     American Express Co. .............................       9,481
    379     American International Group, Inc. ...............      25,461
     34     Ameriprise Financial, Inc. .......................       1,928
     42     AON Corp. ........................................       1,595
     14     Apartment Investment & Management Co. (G).........         793
     31     Archstone-Smith Trust.............................       1,688
     11     Avalonbay Communities, Inc. ......................       1,453
    631     Bank of America Corp. ............................      32,171
    107     Bank of New York Co., Inc. .......................       4,321
     76     BB&T Corp. .......................................       3,132
     17     Bear Stearns & Co., Inc. .........................       2,540
     17     Boston Properties, Inc. ..........................       1,965
     58     Capital One Financial Corp. ......................       4,365
     26     CB Richard Ellis Group, Inc. Class A (D)..........         901
    145     Charles Schwab Corp. .............................       2,648
      5     Chicago Mercantile Exchange Holdings, Inc. .......       2,607
     60     Chubb Corp. ......................................       3,075
     14     CIGNA Corp. ......................................       1,956
     25     Cincinnati Financial Corp. .......................       1,069
     27     CIT Group, Inc. ..................................       1,443
    691     Citigroup, Inc. ..................................      35,482
     22     Comerica, Inc. ...................................       1,311
     26     Commerce Bancorp, Inc. (G)........................         882
     18     Compass Bancshares, Inc. .........................       1,264
     83     Countrywide Financial Corp. (G)...................       2,797
     18     Developers Diversified Realty Corp. ..............       1,126
     60     E*Trade Financial Corp. (D).......................       1,278
     41     Equity Residential Properties Trust...............       1,999
     98     Federal Home Loan Mortgage Corp. .................       5,811
    136     Federal National Mortgage Association.............       7,450
     13     Federated Investors, Inc. ........................         461

 HARTFORD INDEX HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     78     Fifth Third Bancorp...............................  $    3,032
     18     First Horizon National Corp. (G)..................         734
     24     Franklin Resources, Inc. .........................       2,850
     69     Genworth Financial, Inc. .........................       2,395
     58     Goldman Sachs Group, Inc. ........................      11,977
     73     Host Hotels & Resorts, Inc. ......................       1,931
     70     Hudson City Bancorp, Inc. ........................         954
     24     Humana, Inc. (D)..................................       1,365
     33     Huntington Bancshares, Inc. ......................         726
     27     Janus Capital Group, Inc. ........................         559
    490     JP Morgan Chase & Co. ............................      23,689
     56     Keycorp...........................................       2,092
     32     Kimco Realty Corp. ...............................       1,554
     19     Legg Mason, Inc. .................................       1,747
     74     Lehman Brothers Holdings, Inc. ...................       5,194
     43     Lincoln National Corp. ...........................       2,915
     66     Loews Corp. ......................................       2,982
     11     M&T Bank Corp. ...................................       1,258
     78     Marsh & McLennan Cos., Inc. ......................       2,282
     36     Marshall & Ilsley Corp. ..........................       1,668
     20     MBIA, Inc. .......................................       1,286
     41     Medco Health Solutions, Inc. (D)..................       2,946
     59     Mellon Financial Corp. ...........................       2,532
    125     Merrill Lynch & Co., Inc. ........................      10,185
    117     Metlife, Inc. ....................................       7,389
     12     MGIC Investment Corp. (G).........................         714
    150     Morgan Stanley....................................      11,823
     84     National City Corp. ..............................       3,112
     27     Northern Trust Corp. .............................       1,596
     25     Plum Creek Timber Co., Inc. ......................         984
     49     PNC Financial Services Group, Inc. ...............       3,513
     42     Principal Financial Group, Inc. ..................       2,496
    108     Progressive Corp. ................................       2,366
     36     ProLogis..........................................       2,345
     73     Prudential Financial, Inc. (G)....................       6,582
     17     Public Storage, Inc. .............................       1,642
     31     Realogy Corp. (D).................................         907
    103     Regions Financial Corp. ..........................       3,650
      9     Ryder System, Inc. ...............................         424
     15     SAFECO Corp. (G)..................................       1,021
     31     Simon Property Group, Inc. .......................       3,473
     58     SLM Corp. ........................................       2,366
     51     Sovereign Bancorp, Inc. (G).......................       1,294
     47     State Street Corp. ...............................       3,050
     50     SunTrust Banks, Inc. .............................       4,162
     46     Synovus Financial Corp. (G).......................       1,488
     37     T. Rowe Price Group, Inc. ........................       1,765
     15     Torchmark Corp. ..................................       1,002
     98     Travelers Co., Inc. ..............................       5,093
    191     UnitedHealth Group, Inc. .........................      10,114
     53     Unum Group........................................       1,226
    250     US Bancorp........................................       8,731
     18     Vornado Realty Trust..............................       2,193
    269     Wachovia Corp. ...................................      14,790
    125     Washington Mutual, Inc. (G).......................       5,063
     86     Wellpoint, Inc. (D)...............................       7,002
    476     Wells Fargo & Co. ................................      16,398
    109     Western Union Co. ................................       2,390

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     26     XL Capital Ltd. Class A...........................  $    1,845
     16     Zions Ban Corp. ..................................       1,313
                                                                ----------
                                                                   414,823
                                                                ----------
            HEALTH CARE -- 10.4%
    218     Abbott Laboratories...............................      12,138
     22     Allergan, Inc. ...................................       2,399
     27     Amerisource Bergen Corp. .........................       1,408
    165     Amgen, Inc. (D)...................................       9,197
     15     Bard (C.R.), Inc. ................................       1,158
     15     Barr Pharmaceuticals, Inc. (D)....................         698
      8     Bausch & Lomb, Inc. ..............................         389
     92     Baxter International, Inc. .......................       4,826
     35     Becton, Dickinson & Co. ..........................       2,653
     48     Biogen Idec, Inc. (D).............................       2,144
     35     Biomet, Inc. (G)..................................       1,468
    167     Boston Scientific Corp. (D).......................       2,428
    285     Bristol-Myers Squibb Co. .........................       7,904
     56     Cardinal Health, Inc. ............................       4,116
     53     Celgene Corp. (D).................................       2,791
     22     Coventry Health Care, Inc. (D)....................       1,258
    217     CVS/Caremark Corp. ...............................       7,413
    139     Eli Lilly & Co. ..................................       7,473
     45     Forest Laboratories, Inc. (D).....................       2,306
     37     Genzyme Corp. (D).................................       2,227
     65     Gilead Sciences, Inc. (D).........................       5,009
     22     Hospira, Inc. (D).................................         897
    408     Johnson & Johnson.................................      24,588
     34     King Pharmaceuticals, Inc. (D)....................         675
     17     Laboratory Corp. of America Holdings (D)..........       1,256
     10     Manor Care, Inc. .................................         558
     42     McKesson Corp. ...................................       2,440
     34     MedImmune, Inc. (D)(G)............................       1,221
    305     Merck & Co., Inc. ................................      13,492
     77     Monsanto Co. .....................................       4,210
     35     Mylan Laboratories, Inc. .........................         730
    999     Pfizer, Inc. .....................................      25,236
     22     Quest Diagnostics, Inc. ..........................       1,114
    210     Schering-Plough Corp. ............................       5,350
     19     Sigma-Aldrich Corp. ..............................         773
     49     St. Jude Medical, Inc. (D)........................       1,825
     42     Stryker Corp. ....................................       2,790
     66     Tenet Healthcare Corp. (D)(G).....................         428
     18     Varian Medical Systems, Inc. (D)(G)...............         862
    141     Walgreen Co. .....................................       6,476
     14     Watson Pharmaceuticals, Inc. (D)(G)...............         383
    190     Wyeth.............................................       9,496
     33     Zimmer Holdings, Inc. (D).........................       2,859
                                                                ----------
                                                                   189,062
                                                                ----------
            SERVICES -- 6.7%
     36     Allied Waste Industries, Inc. (D).................         452
     20     Apollo Group, Inc. Class A (D)....................         868
     33     Autodesk, Inc. (D)................................       1,229
     78     Automatic Data Processing, Inc. ..................       3,757
     64     Avaya, Inc. (D)...................................         754
     24     C.H. Robinson Worldwide, Inc. ....................       1,167
    104     CBS Corp. Class B (G).............................       3,182
     19     Cintas Corp. .....................................         690
     70     Clear Channel Communications, Inc. ...............       2,452

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     20     Cognizant Technology Solutions Corp. (D)..........  $    1,777
    438     Comcast Corp. Class A (D).........................      11,377
     24     Computer Sciences Corp. (D).......................       1,272
     19     Convergys Corp. (D)...............................         490
    109     DirecTV Group, Inc. (D)...........................       2,519
      9     Dow Jones & Co., Inc. (G).........................         317
     12     E.W. Scripps Co. .................................         525
     25     Ecolab, Inc. .....................................       1,077
     73     Electronic Data Systems Corp. ....................       2,007
     18     Equifax, Inc. (D).................................         640
     19     Express Scripts, Inc. (D).........................       1,543
     43     FedEx Corp. ......................................       4,651
     12     Fluor Corp. ......................................       1,115
     33     Gannett Co., Inc. ................................       1,861
     45     H & R Block, Inc. (G).............................         956
     26     Harrah's Entertainment, Inc. .....................       2,223
     55     Hilton Hotels Corp. ..............................       1,971
     27     IMS Health, Inc. .................................         815
     66     Interpublic Group of Cos., Inc. (D)...............         813
     46     Marriott International, Inc. Class A..............       2,275
     50     McGraw-Hill Cos., Inc. ...........................       3,146
      5     Meredith Corp. (G)................................         313
     18     Monster Worldwide, Inc. (D).......................         860
     33     Moody's Corp. ....................................       2,046
     20     New York Times Co. Class A (G)....................         476
    331     News Corp. Class A................................       7,648
     48     Novell, Inc. (D)(G)...............................         345
     24     Omnicom Group, Inc. ..............................       2,415
     48     Paychex, Inc. ....................................       1,811
     31     R.R. Donnelley & Sons Co. ........................       1,126
     24     Robert Half International, Inc. ..................         878
     19     Sabre Holdings Corp. .............................         619
     30     Starwood Hotels & Resorts.........................       1,965
    508     Sun Microsystems, Inc. (D)........................       3,051
    538     Time Warner, Inc. ................................      10,608
     25     Tribune Co. ......................................         806
     49     Unisys Corp. (D)(G)...............................         411
    150     United Parcel Service, Inc. Class B...............      10,541
     98     Viacom, Inc. Class B (D)..........................       4,011
    289     Walt Disney Co. ..................................       9,941
     75     Waste Management, Inc. ...........................       2,585
     27     Wyndham Worldwide Corp. (D).......................         910
                                                                ----------
                                                                   121,287
                                                                ----------
            TECHNOLOGY -- 22.0%
     16     ADC Telecommunications, Inc. (D)..................         276
     83     Adobe Systems, Inc. (D)...........................       3,459
     78     Advanced Micro Devices, Inc. (D)(G)...............       1,022
     14     Affiliated Computer Services, Inc. Class A (D)....         818
     57     Agilent Technologies, Inc. (D)....................       1,918
     51     Alltel Corp. .....................................       3,148
     50     Altera Corp. (D)(G)...............................       1,006
     47     Analog Devices, Inc. .............................       1,621
    121     Apple, Inc. (D)...................................      11,286
     26     Applera Corp. -- Applied Biosystems Group.........         764
    880     AT&T, Inc. .......................................      34,711
     29     BMC Software, Inc. (D)............................         884
     66     Broadcom Corp. Class A (D)........................       2,132
     58     CA, Inc. .........................................       1,503

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
     16     CenturyTel, Inc. .................................  $      711
     12     Ciena Corp. (D)...................................         336
    852     Cisco Systems, Inc. (D)...........................      21,740
     48     Citizens Communications Co. (G)...................         714
     25     Citrix Systems, Inc. (D)..........................         815
     46     Compuware Corp. (D)...............................         434
     26     Cooper Industries Ltd. ...........................       1,155
    221     Corning, Inc. (D).................................       5,032
     34     Danaher Corp. ....................................       2,396
    320     Dell, Inc. (D)....................................       7,434
     29     Dover Corp. ......................................       1,410
     44     Electronic Arts, Inc. (D).........................       2,199
     21     Embarq Corp. .....................................       1,197
    297     EMC Corp. (D).....................................       4,116
    112     Emerson Electric Co. .............................       4,846
     23     Fidelity National Information Services, Inc. .....       1,041
    106     First Data Corp. .................................       2,856
     24     Fiserv, Inc. (D)..................................       1,274
  1,450     General Electric Co. .............................      51,261
     31     Google, Inc. (D)..................................      14,081
      9     Harman International Industries, Inc. ............         890
    377     Hewlett-Packard Co. ..............................      15,146
     31     IAC/Interactive Corp. (D)(G)......................       1,153
    813     Intel Corp. ......................................      15,554
    212     International Business Machines Corp. ............      20,010
     48     Intuit, Inc. (D)..................................       1,320
     26     Jabil Circuit, Inc. ..............................         558
     30     JDS Uniphase Corp. (D)(G).........................         453
     80     Juniper Networks, Inc. (D)........................       1,580
     18     L-3 Communications Holdings, Inc. ................       1,538
     14     Lexmark International, Inc. ADR (D)(G)............         792
     42     Linear Technology Corp. (G).......................       1,333
     50     Lockheed Martin Corp. ............................       4,850
    108     LSI Logic Corp. (D)(G)............................       1,132
     45     Maxim Integrated Products, Inc. ..................       1,328
    162     Medtronic, Inc. ..................................       7,963
    106     Micron Technology, Inc. (D)(G)....................       1,285
  1,215     Microsoft Corp. ..................................      33,857
      8     Millipore Corp. (D)(G)............................         548
     20     Molex, Inc. ......................................         565
    337     Motorola, Inc. ...................................       5,955
     40     National Semiconductor Corp. .....................         964
     25     NCR Corp. (D).....................................       1,205
     52     Network Appliance, Inc. (D).......................       1,910
     50     NVIDIA Corp. (D)..................................       1,442
    563     Oracle Corp. (D)..................................      10,200
     17     PerkinElmer, Inc. ................................         416
     30     PMC -- Sierra, Inc. (D)(G)........................         209
     22     QLogic Corp. (D)..................................         381
    234     Qualcomm, Inc. ...................................       9,964
    221     Qwest Communications International, Inc. (D)(G)...       1,988
     63     Raytheon Co. .....................................       3,301
     24     Rockwell Collins, Inc. ...........................       1,590
     32     SanDisk Corp. (D)(G)..............................       1,404
     75     Sanmina-SCI Corp. (D).............................         270
    127     Solectron Corp. (D)...............................         401
    409     Sprint Nextel Corp. ..............................       7,759
    130     Symantec Corp. (D)................................       2,255

 HARTFORD INDEX HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     12     Tektronix, Inc. ..................................  $      326
     62     Tellabs, Inc. (D).................................         610
    204     Texas Instruments, Inc. ..........................       6,126
     59     Thermo Fisher Scientific, Inc. (D)(G).............       2,770
    279     Tyco International Ltd. ..........................       8,795
     35     VeriSign, Inc. (D)................................         869
    410     Verizon Communications, Inc. .....................      15,561
     14     Waters Corp. (D)..................................         832
     11     Whirlpool Corp. (G)...............................         946
     67     Windstream Corp. (G)..............................         987
     47     Xilinx, Inc. (G)..................................       1,204
    172     Yahoo!, Inc. (D)(G)...............................       5,387
                                                                ----------
                                                                   397,478
                                                                ----------
            TRANSPORTATION -- 1.3%
     51     Burlington Northern Santa Fe Corp. ...............       4,073
     62     Carnival Corp. ...................................       2,923
     62     CSX Corp. ........................................       2,467
     57     General Dynamics Corp. ...........................       4,370
     36     Harley-Davidson, Inc. ............................       2,131
     56     Norfolk Southern Corp. ...........................       2,832
    111     Southwest Airlines Co. ...........................       1,634
     38     Union Pacific Corp. ..............................       3,876
                                                                ----------
                                                                    24,306
                                                                ----------
            UTILITIES -- 3.8%
     94     AES Corp. (D).....................................       2,014
     23     Allegheny Energy, Inc. (D)........................       1,140
     29     Ameren Corp. (G)..................................       1,463
     56     American Electric Power Co., Inc. ................       2,725
     45     CenterPoint Energy, Inc. (G)......................         810
     31     CMS Energy Corp. (G)..............................         560
     36     Consolidated Edison, Inc. (G).....................       1,856
     25     Constellation Energy Group, Inc. .................       2,215
     49     Dominion Resources, Inc. .........................       4,364
     25     DTE Energy Co. (G)................................       1,197
    177     Duke Energy Corp. ................................       3,596
     53     Dynegy, Inc. (D)..................................         494
     46     Edison International..............................       2,255
     98     El Paso Corp. ....................................       1,424
     28     Entergy Corp. ....................................       2,935
     94     Exelon Corp. .....................................       6,493
     45     FirstEnergy Corp. ................................       2,979
     57     FPL Group, Inc. ..................................       3,499
     11     Integrys Energy Group, Inc. ......................         588
     15     Kinder Morgan, Inc. ..............................       1,615
     39     NiSource, Inc. ...................................         944
     49     PG&E Corp. (G)....................................       2,388
     14     Pinnacle West Capital Corp. ......................         681
     54     PPL Corp. ........................................       2,221
     36     Progress Energy, Inc. ............................       1,830
     36     Public Service Enterprise Group, Inc. ............       2,956
     12     Questar Corp. ....................................       1,080
    106     Southern Co. (G)..................................       3,867
     89     Spectra Energy Corp. .............................       2,327
     30     TECO Energy, Inc. ................................         508

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            UTILITIES -- (CONTINUED)
     65     TXU Corp. ........................................  $    4,147
     57     Xcel Energy, Inc. (G).............................       1,419
                                                                ----------
                                                                    68,590
                                                                ----------
            Total Common Stock
              (Cost $1,441,153)...............................  $1,792,676
                                                                ----------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.6%
            REPURCHASE AGREEMENTS@ -- 1.0%
 $5,740     BNP Paribas Joint Repurchase Agreement, 5.10%,
              04/02/2007......................................  $    5,740
  6,670     RBS Greenwich Joint Repurchase Agreement, 5.10%,
              04/02/2007......................................       6,670
  5,717     UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................       5,717
                                                                ----------
                                                                    18,127
                                                                ----------
SHARES
 ------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.5%
            CASH COLLATERAL REINVESTMENT FUND:
 80,790     Mellon GSL DBTII Collateral Fund..................      80,790
                                                                ----------
PRINCIPAL
AMOUNT
 ------
            U.S. TREASURY SECURITIES -- 0.1%
 $2,000     U.S. Treasury Bill, 5.06%, 06/14/2007 (M)(S)......  $    1,980
                                                                ----------
            Total Short-Term Investments
              (Cost $100,897).................................  $  100,897
                                                                ----------
            Total Investments in Securities
              (Cost $1,542,050) (C)...........................  $1,893,573
                                                                ----------
            Other Assets and Liabilities......................     (81,029)
                                                                ----------
            Total Net Assets..................................  $1,812,544
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.79% of total net assets at March 31, 2007.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,562,917 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 478,545
      Unrealized depreciation.......................   (147,889)
                                                      ---------
      Net unrealized appreciation...................  $ 330,656
                                                      =========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

--------------------------------------------------------------------------------

  (s)Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                      UNREALIZED
                               NUMBER OF                             APPRECIATION
      DESCRIPTION              CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------              ----------   --------   ----------   --------------
      Standard & Poor's 500        62         Long     June 2007         $148
                                                                         ====

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                        COUPON      EXPIRATION
                                   SECURITY TYPE         RATE          DATE
                                   -------------        ------      ----------
      BNP Paribas Joint
       Repurchase Agreement     U.S. Treasury Bonds  6.00%-7.125%   2023-2026
      RBS Greenwich Joint
       Repurchase Agreement     U.S. Treasury Bonds  8.75%-8.875%   2023-2026
      UBS Securities LLC Joint
       Repurchase Agreement     U.S. Treasury Bill         4.875%        2007
                                U.S. Treasury Notes        12.00%        2013
                                U.S. Treasury Bonds         6.25%        2023

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.7%
            AUSTRALIA -- 1.0%
     360    Aristocrat Leisure Ltd. (A)(G)....................  $    4,765
     427    Brambles Ltd. (A)(D)..............................       4,702
                                                                ----------
                                                                     9,467
                                                                ----------
            AUSTRIA -- 0.7%
      79    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................       6,145
                                                                ----------
            BELGIUM -- 0.9%
      62    KBC Groep N.V. (A)................................       7,783
                                                                ----------
            BRAZIL -- 1.2%
     300    Companhia Vale do Rio Doce ADR....................      11,084
                                                                ----------
            CANADA -- 6.8%
     214    Cameco Corp. .....................................       8,761
      59    Potash Corp. of Saskatchewan......................       9,388
     166    Research In Motion Ltd. (D).......................      22,589
     283    Rogers Communications, Inc. Class B...............       9,254
     264    SNC-Lavalin Group, Inc. ..........................       7,562
      60    Suncor Energy, Inc. ..............................       4,543
                                                                ----------
                                                                    62,097
                                                                ----------
            DENMARK -- 1.3%
     217    Vestas Wind Systems A/S (A)(D)....................      12,069
                                                                ----------
            FINLAND -- 1.1%
     447    Nokia Oyj (A)(D)..................................      10,298
                                                                ----------
            FRANCE -- 10.2%
     195    Accor S.A. (A)(G).................................      18,702
      76    Alstom RGPT (A)(D)................................       9,944
      39    Cie Generale d'Optique Essilor International S.A.
              (A)(D)(G).......................................       4,487
     120    Iliad S.A. (A)(G).................................      12,523
     203    Safran S.A. (A)(G)................................       4,975
      48    Unibail (A)(G)....................................      14,641
     378    Veolia Environment S.A. (A)(G)....................      28,146
                                                                ----------
                                                                    93,418
                                                                ----------
            GERMANY -- 18.9%
     105    Basf AG (A).......................................      11,811
      76    Continental AG (A)................................       9,793
     215    DaimlerChrysler AG (A)(G).........................      17,628
      69    Deutsche Boerse AG (A)(G).........................      15,782
     129    Fresenius Medical Care AG & Co. (A)(G)............      18,796
   1,230    Infineon Technologies AG (A)(D)...................      19,158
     587    KarstadtQuelle AG (A)(D)(G).......................      21,574
      40    MAN AG (A)........................................       4,688
     111    Salzgitter AG (A)(G)..............................      16,288
      84    Siemens AG (A)....................................       8,974
      78    Volkswagen AG (A).................................      11,679
      95    Wacker Chemie AG (A)(D)...........................      16,440
                                                                ----------
                                                                   172,611
                                                                ----------
            HONG KONG -- 1.1%
   7,250    Shun Tak Holdings Ltd. (A)........................       9,609
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            IRELAND -- 3.1%
     976    Elan Corp. plc ADR (D)............................  $   12,975
     336    Ryanair Holdings plc ADR (D)(G)...................      15,032
                                                                ----------
                                                                    28,007
                                                                ----------
            JAPAN -- 10.4%
     317    AEON Co., Ltd. (A)................................       6,294
      57    Eisai Co., Ltd. (A)(G)............................       2,717
       3    Japan Tobacco, Inc. (A)...........................      16,771
      28    Nintendo Co., Ltd. (A)............................       8,096
     120    Nomura Holdings, Inc. (A).........................       2,496
      21    ORIX Corp. (A)....................................       5,397
      36    Rakuten, Inc. (A).................................      16,846
     662    Softbank Corp. (A)(D)(G)..........................      16,943
      --    Sumitomo Mitsui Financial Group, Inc. (A).........         869
     255    Sumitomo Realty & Development Co., Ltd. (A).......       9,631
     104    Suzuki Motor Corp. (A)(G).........................       2,697
      64    Yamada Denki Co., Ltd. (A)........................       5,956
                                                                ----------
                                                                    94,713
                                                                ----------
            LUXEMBOURG -- 0.1%
      11    Millicom International Cellular S.A. (D)..........         838
                                                                ----------
            MEXICO -- 0.8%
     105    America Movil S.A. de C.V. ADR +..................       5,023
      17    Fomento Economico Mexicano S.A.B. de C.V. ADR.....       1,888
                                                                ----------
                                                                     6,911
                                                                ----------
            NETHERLANDS -- 5.7%
     611    ASML Holding N.V. (A)(D)..........................      15,109
     146    Koninklijke Philips Electronics N.V. (A)(G).......       5,546
     346    Royal Numico N.V. (A).............................      17,860
     445    Unilever N.V. C.V.A. (A)..........................      12,997
                                                                ----------
                                                                    51,512
                                                                ----------
            RUSSIA -- 0.2%
      34    OAO Gazprom Class S ADR (K).......................       1,406
                                                                ----------
            SOUTH KOREA -- 1.6%
      15    Hana Financial Holdings (A).......................         795
     200    LG Electronics, Inc. (A)(D).......................      13,567
                                                                ----------
                                                                    14,362
                                                                ----------
            SPAIN -- 0.2%
      43    Gamesa Corporacion Tecnologica S.A. (A)...........       1,573
                                                                ----------
            SWEDEN -- 1.3%
      51    Alfa Laval AB (A).................................       2,639
     521    Sandvik AB (A)....................................       9,279
                                                                ----------
                                                                    11,918
                                                                ----------
            SWITZERLAND -- 9.2%
     275    ABB Ltd. (A)......................................       4,723
      82    Credit Suisse Group (A)...........................       5,915
     105    Julius Baer Holding Ltd. (A)......................      14,345
     300    Logitech International S.A. (A)(D)................       8,370
      65    Nestle S.A. (A)...................................      25,139
      42    Nobel Biocare Holding AG (A)......................      15,254
     189    Swatch Group AG (A)...............................      10,129
                                                                ----------
                                                                    83,875
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TAIWAN -- 0.4%
     606    Hon Hai Precision Industry Co., Ltd. (A)..........  $    4,049
                                                                ----------
            UNITED KINGDOM -- 19.6%
     134    Admiral Group plc (A).............................       3,037
     358    Alliance Boots plc (A)............................       7,233
   1,610    Amvescap plc (A)..................................      17,763
   3,787    Arm Holdings plc (A)..............................       9,982
   1,872    Carphone Warehouse Group plc (A)(G)...............      10,250
   2,011    Kesa Electricals plc (A)..........................      13,415
     158    Kingfisher plc (A)................................         869
   1,813    Man Group plc (A).................................      19,820
     359    Michael Page International plc (A)................       3,793
     427    Reckitt Benckiser plc (A).........................      22,272
   1,256    Rolls-Royce Group plc (A).........................      12,255
  74,376    Rolls-Royce Group plc Class B.....................         146
   1,202    Smith & Nephew plc (A)............................      15,292
   3,792    Tesco plc (A).....................................      33,189
     189    Xstrata plc (A)...................................       9,721
                                                                ----------
                                                                   179,037
                                                                ----------
            UNITED STATES -- 1.9%
     151    Ctrip.Com International Ltd. .....................      10,115
      95    Focus Media Holding Ltd. ADR (D)..................       7,446
                                                                ----------
                                                                    17,561
                                                                ----------
            Total Common Stock
              (Cost $766,529).................................  $  890,343
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 19.1%
            REPURCHASE AGREEMENTS@ -- 3.3%
$    158    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $      158
   7,116    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       7,116
   6,810    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       6,810
   3,826    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       3,826
  12,548    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      12,548
                                                                ----------
                                                                    30,458
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.8%
            CASH COLLATERAL REINVESTMENT FUND:
 143,806    BNY Institutional Cash Reserve Fund...............  $  143,806
                                                                ----------
            Total Short-Term Investments
              (Cost $174,264).................................  $  174,264
                                                                ----------
            Total Investments in Securities
              (Cost $940,793) (C).............................  $1,064,607
                                                                ----------
            Other Assets and Liabilities......................    (153,026)
                                                                ----------
            Total Net Assets..................................  $  911,581
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.74% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $762,293, which represents 83.62% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $945,919 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $124,998
      Unrealized depreciation........................    (6,310)
                                                       --------
      Net unrealized appreciation....................  $118,688
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  + This security, or a portion of this security, has been segregated to cover funding requirements on investment transaction settling in the future.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $1,406 or 0.15% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                        COUPON      EXPIRATION
                                   SECURITY TYPE         RATE          DATE
                                   -------------        ------      ----------
      Banc of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                       5.50%        2035
      Banc of America
       Securities Joint
       Repurchase Agreement      U.S. Treasury Bond         7.25%        2022
      BNP Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC                5.00%-5.50%   2035-2036
                                 FNMA                 5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC                5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint
       Repurchase Agreement      FHLMC               4.50%-10.50%   2008-2037
                                 FNMA                 4.50%-8.00%   2007-2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Australian Dollar                                Sell             $  45           $   45          4/2/2007              $ --
British Pound                                    Sell               639              638          4/2/2007                (1)
British Pound                                    Sell                47               47          4/3/2007                --
British Pound                                    Sell               720              720          4/4/2007                --
Canadian Dollar                                   Buy             4,598            4,582          4/2/2007                16
Euro                                              Buy             2,215            2,212          4/2/2007                 3
Euro                                              Buy             6,043            6,033          4/3/2007                10
Euro                                              Buy             6,868            6,781          4/4/2007                87
Hong Kong Dollars                                Sell                83               83          4/2/2007                --
Japanese Yen                                     Sell             4,364            4,391          4/2/2007                27
Japanese Yen                                     Sell             5,639            5,659          4/3/2007                20
Japanese Yen                                     Sell             4,650            4,640          4/4/2007               (10)
Swedish Krona                                     Buy               945              942          4/2/2007                 3
Swedish Krona                                     Buy             4,493            4,490          4/4/2007                 3
                                                                                                                        ----
                                                                                                                        $158
                                                                                                                        ====

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.7%
            BELGIUM -- 0.5%
     182    UCB S.A. (A)(G)...................................  $   10,595
                                                                ----------
            BRAZIL -- 3.5%
   2,123    All America Latina Logistica S.A. ................      25,739
   1,186    Companhia Vale do Rio Doce ADR....................      43,871
                                                                ----------
                                                                    69,610
                                                                ----------
            CANADA -- 7.7%
     632    Cameco Corp. (G)..................................      25,878
     773    EnCana Corp. (G)..................................      39,077
     762    Nortel Networks Corp. (D).........................      18,263
     194    Research In Motion Ltd. (D).......................      26,387
   1,140    Talisman Energy, Inc. ............................      20,002
     481    Telus Corp. ......................................      24,555
                                                                ----------
                                                                   154,162
                                                                ----------
            CHINA -- 2.0%
   7,459    China Merchants Bank Co., Ltd. (A)(D)(G)..........      14,994
   4,175    China Shenhua Energy Co., Ltd. (A)................      10,020
  16,752    Huaneng Power International, Inc. (A)(G)..........      14,546
                                                                ----------
                                                                    39,560
                                                                ----------
            EGYPT -- 1.7%
     495    Orascom Telecom Holding SAE GDR...................      33,651
                                                                ----------
            FRANCE -- 10.1%
     298    Accor S.A. (A)(G).................................      28,551
     199    Alstom RGPT (A)(D)(G).............................      25,820
     718    Axa S.A. (A)(G)...................................      30,524
     318    BNP Paribas (A)(G)................................      33,295
     186    Cie Generale d'Optique Essilor International S.A.
              (A)(D)(G).......................................      21,339
     178    Iliad S.A. (A)(G).................................      18,604
     391    Peugeot S.A. (A)(G)...............................      27,543
     635    S.O.I. Tec S.A. (A)(D)(G).........................      15,194
                                                                ----------
                                                                   200,870
                                                                ----------
            GERMANY -- 9.6%
     213    Continental AG (A)................................      27,590
     389    DaimlerChrysler AG (A)(G).........................      31,827
     140    Deutsche Boerse AG (A)(G).........................      32,162
     673    Deutsche Telekom AG (A)(G)........................      11,147
   1,510    Infineon Technologies AG (A)(D)...................      23,518
     813    KarstadtQuelle AG (A)(D)(G).......................      29,901
     327    Siemens AG (A)....................................      35,040
                                                                ----------
                                                                   191,185
                                                                ----------
            HONG KONG -- 4.5%
   9,335    Cathay Pacific Airways Ltd. (A)(G)................      23,785
   1,739    Dah Sing Financial Group (A)......................      15,132
   3,498    Hong Kong Exchanges & Clearing Ltd. (A)(G)........      33,964
   7,422    Shangri-La Asia Ltd. (A)..........................      18,376
                                                                ----------
                                                                    91,257
                                                                ----------
            INDIA -- 0.6%
   1,084    Satyam Computer Services Ltd. (A).................      11,649
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            IRELAND -- 1.3%
   1,025    Ryanair Holdings plc (A)(D).......................  $    7,938
     410    Ryanair Holdings plc ADR (D)(G)...................      18,355
                                                                ----------
                                                                    26,293
                                                                ----------
            ITALY -- 5.3%
   4,371    Intesa Sanpaolo (A)(G)............................      33,219
     320    Tod's S.p.A. (A)(G)...............................      27,964
   4,599    UniCredito Italiano S.p.A. (A)(G).................      43,795
                                                                ----------
                                                                   104,978
                                                                ----------
            JAPAN -- 16.1%
     776    Aisin Seiki Co., Ltd. (A)(G)......................      27,101
     367    Astellas Pharma, Inc. (A)(G)......................      15,775
     690    Canon, Inc. (A)...................................      37,038
   1,074    Daihatsu Motor Co., Ltd. (A)(G)...................      10,205
     258    Eisai Co., Ltd. (A)(G)............................      12,350
   3,681    Japan Airlines Corp. (A)..........................       7,648
      10    Japan Tobacco, Inc. (A)...........................      46,768
     574    Mitsubishi Estate Co., Ltd. (A)...................      18,772
       2    Mitsubishi UFJ Financial Group, Inc. (A)..........      21,305
     481    Omron Corp. (A)...................................      12,907
      47    ORIX Corp. (A)(G).................................      12,117
      15    Rakuten, Inc. (A)(G)..............................       7,021
     922    Sompo Japan Insurance, Inc. (A)...................      11,450
     684    Sony Corp. (A)....................................      34,579
   1,745    Sumitomo Chemical Co., Ltd. (A)(G)................      13,150
     229    TDK Corp. (A)(G)..................................      19,827
     414    Tokyo Electric Power Co., Inc. (A)(G).............      14,122
                                                                ----------
                                                                   322,135
                                                                ----------
            KOREA (REPUBLIC OF) -- 1.0%
     479    Korea Electric Power Corp. (A)(D).................      19,029
                                                                ----------
            LUXEMBOURG -- 1.0%
     572    Evraz Group S.A. .................................      19,147
                                                                ----------
            MEXICO -- 1.1%
     845    Grupo Aeroportuario Del ADR (D)(G)................      22,911
                                                                ----------
            NETHERLANDS -- 7.8%
   1,066    Aercap Holdings N.V. (D)(G).......................      31,040
   1,045    ASML Holding N.V. (A)(D)..........................      25,866
     480    ING Groep N.V. (A)................................      20,289
   1,157    Koninklijke Philips Electronics N.V. (A)(G).......      44,111
     666    Royal Numico N.V. (A).............................      34,359
                                                                ----------
                                                                   155,665
                                                                ----------
            RUSSIA -- 3.0%
     110    Lukoil ADR........................................       9,454
     700    OAO Gazprom Class S ADR (G)(K)....................      29,322
     658    TMK OAO GDR (D)(I)................................      21,701
                                                                ----------
                                                                    60,477
                                                                ----------
            SINGAPORE -- 0.7%
   1,285    Singapore Airlines Ltd. (A).......................      14,020
                                                                ----------
            SOUTH AFRICA -- 1.6%
     990    Impala Platinum Holdings Ltd. (A).................      31,070
                                                                ----------
            SWEDEN -- 1.5%
   1,326    Assa Abloy AB (A)(G)..............................      30,538
                                                                ----------

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 6.4%
     408    Credit Suisse Group (A)...........................  $   29,402
     287    Julius Baer Holding Ltd. (A)......................      39,351
     152    Nestle S.A. (A)...................................      59,354
                                                                ----------
                                                                   128,107
                                                                ----------
            TAIWAN -- 0.6%
     625    Chunghwa Telecom Co., Ltd. ADR....................      12,450
                                                                ----------
            UNITED KINGDOM -- 9.5%
   2,833    Amvescap plc (A)..................................      31,245
   8,487    Old Mutual plc (A)................................      27,489
     777    Reckitt Benckiser plc (A).........................      40,514
   4,533    Tesco plc (A).....................................      39,668
   1,007    Xstrata plc (A)...................................      51,722
                                                                ----------
                                                                   190,638
                                                                ----------
            UNITED STATES -- 2.6%
     234    Ctrip.Com International Ltd. (G)..................      15,641
   5,906    Hopson Development Holdings Ltd. (A)..............      14,769
   1,281    Melco PBL Entertainment Limited ADR (D)(G)........      20,667
                                                                ----------
                                                                    51,077
                                                                ----------
            Total Common Stock
              (Cost $1,765,967)...............................  $1,991,074
                                                                ----------
SHORT-TERM INVESTMENTS -- 19.8%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 19.8%
            CASH COLLATERAL REINVESTMENT FUND:
 395,341    Navigator Prime Portfolio.........................  $  395,341
                                                                ----------
            Total Short-Term Investments
              (Cost $395,341).................................  $  395,341
                                                                ----------
            Total Investments in Securities
              (Cost $2,161,308) (C)...........................  $2,386,415
                                                                ----------
            Other Assets and Liabilities......................    (388,581)
                                                                ----------
            Total Net Assets..................................  $1,997,834
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.19% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $1,532,963, which represents 76.73% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $2,162,744 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $254,917
      Unrealized depreciation........................   (31,246)
                                                       --------
      Net unrealized appreciation....................  $223,671
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $21,701, which represents 1.09% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $29,322 or 1.47% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                             MARKET            CONTRACT            DELIVERY
DESCRIPTION                           TRANSACTION            VALUE              AMOUNT               DATE
-----------                           -----------            ------            --------            --------
Canadian Dollar                           Buy                $ 936              $  933             4/3/2007
Canadian Dollar                           Buy                4,895               4,900             4/4/2007
Euro                                     Sell                6,915               6,903             4/2/2007
Japanese Yen                              Buy                  189                 190             4/2/2007
Japanese Yen                             Sell                3,694               3,681             4/2/2007
Japanese Yen                              Buy                   72                  72             4/3/2007
Japanese Yen                              Buy                   68                  68             4/4/2007

                              UNREALIZED
                             APPRECIATION
DESCRIPTION                 (DEPRECIATION)
-----------                 --------------
Canadian Dollar                  $  3
Canadian Dollar                    (5)
Euro                              (12)
Japanese Yen                       (1)
Japanese Yen                      (13)
Japanese Yen                       --
Japanese Yen                       --
                                 ----
                                 $(28)
                                 ====

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.1%
            AUSTRALIA -- 6.5%
     915    Centennial Coal Co., Ltd. (A)(G)..................  $   2,395
     762    Challenger Financial Services Group Ltd. (A)(G)...      2,937
   1,095    Dyno Nobel Ltd. (A)(G)............................      2,070
   1,577    Emeco Holdings Ltd. (A)...........................      2,260
      85    Energy Resources of Australia Ltd. (A)............      1,914
     368    Programmed Maintenance Services Ltd. (A)(G).......      1,532
   1,795    Resource Pacific Holdings Ltd. (A)(D).............      2,058
     781    Seek Ltd. (A)(G)..................................      4,543
   1,723    Tower Australia Group Ltd. (D)(G).................      3,764
     611    Transurban Group (A)(G)...........................      3,833
     128    Zinifex Ltd. (A)..................................      1,633
                                                                ---------
                                                                   28,939
                                                                ---------
            BELGIUM -- 2.4%
       2    CFE (A)...........................................      3,309
       9    D'ieteren S.A. (A)................................      3,660
      20    Umicore (A).......................................      3,609
                                                                ---------
                                                                   10,578
                                                                ---------
            BRAZIL -- 2.0%
     312    Cyrela Brazil Realty S.A. ........................      2,894
     144    Dufry South America LTDA (D)......................      2,536
     185    Lupatech S.A. (D).................................      3,312
                                                                ---------
                                                                    8,742
                                                                ---------
            CANADA -- 0.3%
     135    Lundin Mining Corp. (D)...........................      1,492
                                                                ---------
            CHINA -- 0.7%
   3,703    China Oilfield Services Ltd. (A)(G)...............      2,967
                                                                ---------
            DENMARK -- 3.4%
      47    Carlsberg A/S Class B (A).........................      5,085
      57    Genmab A/S (A)(D).................................      3,498
     181    H. Lundbeck A/S (A)...............................      4,214
      27    Trygvesta A/S (A).................................      2,247
                                                                ---------
                                                                   15,044
                                                                ---------
            FINLAND -- 1.3%
      70    Outokumpu Technology (A)(G).......................      2,617
     107    Tietoenator Oyj (A)(G)............................      3,103
                                                                ---------
                                                                    5,720
                                                                ---------
            FRANCE -- 7.3%
      43    Arkema (A)(D)(G)..................................      2,456
      37    BioMerieux S.A. (A)...............................      3,293
      27    Cegedim S.A. (A)..................................      2,646
      85    Ipsen (A).........................................      4,178
      58    Korian (D)........................................      2,770
     205    S.O.I. Tec S.A. (A)(D)(G).........................      4,918
      33    Seche Environment (A).............................      5,228
     101    Zodiac S.A. (A)(G)................................      7,246
                                                                ---------
                                                                   32,735
                                                                ---------
            GERMANY -- 9.7%
      58    AWD Holding AG (A)(G).............................      2,739
      28    Colonia Real Estate AG (A)(D).....................      1,536
      25    Deutsche Euroshop AG (A)..........................      1,915
      30    Interhyp AG (A)(D)................................      3,739

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            GERMANY -- (CONTINUED)
      98    KarstadtQuelle AG (A)(D)(G).......................  $   3,611
     197    Kontron AG (A)(G).................................      3,259
      62    MTU Aero Engines Holdings AG (A)..................      3,699
      77    Praktiker Bau-Und Heimwerkermaerkte Holding AG
              (A).............................................      2,696
      80    Rhoen-Klinikum AG (A)(G)..........................      4,796
      39    Salzgitter AG (A).................................      5,671
      83    SGL Carbon AG (A)(D)(G)...........................      2,757
     161    Symrise AG (D)....................................      4,177
      96    Thielert AG (A)(D)(G).............................      2,996
                                                                ---------
                                                                   43,591
                                                                ---------
            GREECE -- 1.4%
     422    Hellenic Technodomiki Tev S.A. (A)................      6,164
                                                                ---------
            HONG KONG -- 3.2%
   7,323    China Power International Development Ltd. (A)....      3,541
   2,070    Shun Tak Holdings Ltd. (A)(G).....................      2,744
   2,799    Techtronic Industries Co., Ltd. (A)(G)............      3,368
   1,827    Shangri-La Asia Ltd. (A)..........................      4,524
                                                                ---------
                                                                   14,177
                                                                ---------
            IRELAND -- 0.7%
     241    Elan Corp. plc (A)(D)(G)..........................      3,168
                                                                ---------
            ITALY -- 5.4%
     252    Antichi Pellettieri SpA (A)(D)....................      3,305
     226    Banco di Desio e della Brianza S.A. (A)...........      2,935
      63    Benetton Group S.p.A. (A).........................      1,017
     164    Brembo S.p.A. (A).................................      2,221
     565    Immobiliare Grande Distribuzione (A)..............      3,135
      49    Pirelli & C. Real Estate S.p.A. (A)...............      3,693
     520    Safilo Group S.p.A. (A)(D)........................      2,986
   1,230    Sorin S.p.A. (A)(D)(G)............................      2,715
      25    Tod's S.p.A. (A)(G)...............................      2,177
                                                                ---------
                                                                   24,184
                                                                ---------
            JAPAN -- 20.8%
     533    77 Bank Ltd. (A)(G)...............................      3,472
     725    Daishi Bank Ltd. (A)..............................      3,064
      49    Diamond City Co., Ltd. (A)(G).....................      1,098
      33    Disco Corp. (A)(G)................................      2,012
     843    Fuji Fire & Marine Insurance Co., Ltd. (A)(G).....      3,465
     423    Higo Bank Ltd. (A)................................      2,866
     215    Hitachi Metals Ltd. (A)...........................      2,381
      50    Honeys Co., Ltd. (A)(G)...........................      2,289
      50    Japan Petroleum Exploration Co., Ltd. (A)(G)......      3,702
     299    Japan Steel Works Ltd. (A)(G).....................      3,582
       6    Jupiter Telecommunications Co., Ltd. (A)(D).......      5,370
       3    KK DaVinci Advisors (A)(D)(G).....................      2,898
     103    Kobayashi Pharmaceutical Co., Ltd. (A)(G).........      3,902
     122    MEC Co., Ltd. (A).................................      1,221
      64    Milbon Co., Ltd. (A)(G)...........................      1,989
      41    Musashino Bank Ltd. (A)...........................      2,169
     393    NTN Corp. (A)(G)..................................      3,392
      77    OBIC Business Consultants Ltd. (A)(G).............      4,555
      25    OBIC Co., Ltd. (A)(G).............................      4,980
      57    Point, Inc. (A)(G)................................      3,636
       1    RISA Partners, Inc. (A)...........................      3,490
     220    Shionogi & Co., Ltd. (A)(G).......................      3,951

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
   1,593    Sumitomo Osaka Cement Co., Ltd. (A)(G)............  $   4,770
     122    Taiyo Ink Manufacturing Co., Ltd. (A).............      3,617
     528    The Keiyo Bank Ltd. (A)(G)........................      3,419
      59    Uni-Charm Corp. (A)(G)............................      3,725
      98    Union Tool Co. (A)(G).............................      4,006
      35    USS Co., Ltd. (A).................................      2,297
     163    Yamaguchi Financial Group, Inc. (A)...............      2,187
                                                                ---------
                                                                   93,505
                                                                ---------
            JERSEY CHANNEL ISLE -- 0.8%
     390    Petrofac Ltd. (A).................................      3,389
                                                                ---------
            LIECHTENSTEIN -- 1.1%
      20    Verwalt & Privat-Bank AG (A)......................      4,994
                                                                ---------
            MALAYSIA -- 1.2%
   3,450    Air Asia BHD (A)(D)...............................      1,766
   1,615    Lion Diversified Holdings Berhad (A)..............      3,657
                                                                ---------
                                                                    5,423
                                                                ---------
            MEXICO -- 0.5%
     620    Empresas ICA SAB de CV (D)........................      2,396
                                                                ---------
            NETHERLANDS -- 3.9%
     128    Koninklijke BAM Groep N.V. (A)....................      3,034
     172    Ordina N.V. (A)(G)................................      3,988
      97    SBM Offshore N.V. (A).............................      3,500
     202    Spazio Investment N.V. ...........................      4,047
      92    Wolters Kluwer N.V. (A)...........................      2,747
                                                                ---------
                                                                   17,316
                                                                ---------
            PORTUGAL -- 0.7%
     410    Mota -- Engil S.A. (A)............................      3,269
                                                                ---------
            SOUTH KOREA -- 2.3%
      13    Cheil Communications, Inc. (A)(D).................      3,310
      50    GS Engineering & Construction Corp. (A)...........      4,488
      40    Mirea Asset Securities Co., Ltd. (A)(D)...........      2,525
                                                                ---------
                                                                   10,323
                                                                ---------
            SPAIN -- 1.3%
     148    Prosegur Compania de Seguridad S.A. (A)...........      5,640
                                                                ---------
            SWEDEN -- 2.8%
      83    Boliden AB (A)(G).................................      1,838
      46    Munters AB (A)(G).................................      1,982
     307    Swedish Match AB (A)(G)...........................      5,491
     130    Trelleborg AB (A)(G)..............................      3,377
                                                                ---------
                                                                   12,688
                                                                ---------
            SWITZERLAND -- 2.7%
      36    Bachem Holding AG Class B (A).....................      2,979
      53    Dufry Group (D)...................................      4,955
      91    EFG International (A)(D)..........................      3,969
                                                                ---------
                                                                   11,903
                                                                ---------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TURKEY -- 0.8%
     615    Asya Katilim Bankasi AS (A)(D)(G).................  $   3,468
                                                                ---------
            UNITED KINGDOM -- 14.2%
     172    Close Brothers Group plc (A)......................      3,423
      51    Derwent London plc (A)............................      2,198
     823    Fenner plc (A)....................................      3,482
     678    GCAP Media plc (A)(G).............................      2,868
   2,648    Guinness Peat Group plc (A).......................      4,310
      77    Homeserve plc (A).................................      2,711
     388    Informa Group plc (A).............................      4,653
      39    Mapeley Ltd. (A)..................................      3,006
     441    Mears Group plc (A)...............................      2,934
     301    Meggitt plc (A)...................................      1,769
     113    Meggitt plc Rights................................        221
     483    Morgan Crucible Co. plc (A).......................      2,539
     260    Redrow plc (A)....................................      3,332
     221    Slough Estates plc (A)............................      3,401
     111    Speedy Hire plc (A)...............................      2,559
     384    SSL International plc (A).........................      3,025
     462    Star Energy Group plc (A)(D)......................      1,970
     150    Ultra Electronics Holdings plc (A)................      3,681
     101    Vedanta Resources plc (A).........................      2,647
     104    Venture Production plc (A)(D).....................      1,356
     603    Wolfson Microelectronics plc (A)(D)...............      3,502
     407    Workspace Group plc (A)...........................      4,036
                                                                ---------
                                                                   63,623
                                                                ---------
            UNITED STATES -- 1.7%
   3,088    Far East Pharmaceutical Technology Co., Ltd.
              (A)(D)(G)(H)....................................         --
   2,307    Goodpack Ltd. (A)(G)..............................      2,292
     412    Lancashire Holdings Ltd. (A)(D)(G)................      2,757
   1,251    Neptune Orient Lines Ltd. (A)(G)..................      2,669
                                                                ---------
                                                                    7,718
                                                                ---------
            Total Common Stock
              (Cost $389,356).................................  $ 443,156
                                                                ---------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 24.0%
            REPURCHASE AGREEMENTS @ -- 1.1%
 $    26    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $      26
   1,185    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................      1,185
   1,134    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................      1,134

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $   637    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................  $     637
   2,090    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      2,090
                                                                ---------
                                                                    5,072
                                                                ---------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 22.9%
            CASH COLLATERAL REINVESTMENT FUND:
 102,336    Navigator Prime Portfolio.........................  $ 102,336
                                                                ---------
            Total Short-Term Investments
              (Cost $107,408).................................  $ 107,408
                                                                ---------
            Total Investments in Securities
              (Cost $496,764) (C).............................  $ 550,564
                                                                ---------
            Other Assets and Liabilities......................   (103,457)
                                                                ---------
            Total Net Assets..................................  $ 447,107
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.38% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $410,592, which represents 91.83% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $497,711 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $62,816
      Unrealized depreciation.........................   (9,963)
                                                        -------
      Net unrealized appreciation.....................  $52,853
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (H)The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED          SHARES/PAR              SECURITY             COST BASIS
      --------          ----------              --------             ----------
      03/2004-05/2004     3,088      Far East Pharmaceutical
                                     Technology Co., Ltd.               $445

     The aggregate value of this security at March 31, 2007 rounds to zero.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                            COUPON      EXPIRATION
                                      SECURITY TYPE          RATE          DATE
                                      -------------         ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                    FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase Agreement   U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement         FHLMC                 5.00%-5.50%   2035-2036
                                    FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                    FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC TriParty
       Joint Repurchase Agreement   FHLMC                4.50%-10.50%   2008-2037
                                    FNMA                  4.50%-8.00%   2007-2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                             MARKET            CONTRACT            DELIVERY
DESCRIPTION                           TRANSACTION            VALUE              AMOUNT               DATE
-----------                           -----------            ------            --------            --------
British Pound                             Buy                 $891               $889              4/2/2007
Euro                                      Buy                  773                771              4/2/2007
Euro                                     Sell                   74                 74              4/3/2007
Hong Kong Dollars                        Sell                  423                423              4/3/2007
Japanese Yen                              Buy                  145                144              4/2/2007
Japanese Yen                             Sell                  316                318              4/2/2007
Japanese Yen                              Buy                   26                 26              4/3/2007
Japanese Yen                              Buy                  477                476              4/4/2007
Swiss Francs                             Sell                  667                668              4/4/2007

                              UNREALIZED
                             APPRECIATION
DESCRIPTION                 (DEPRECIATION)
-----------                 --------------
British Pound                     $2
Euro                               2
Euro                              --
Hong Kong Dollars                 --
Japanese Yen                       1
Japanese Yen                       2
Japanese Yen                      --
Japanese Yen                       1
Swiss Francs                       1
                                  --
                                  $9
                                  ==

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.1%
            BELGIUM -- 2.0%
     28     InBev N.V. (A)....................................  $  2,034
                                                                --------
            BRAZIL -- 0.6%
      6     Petroleo Brasileiro S.A. ADR......................       577
                                                                --------
            FINLAND -- 3.2%
     53     Fortum Corp. (A)(G)...............................     1,549
     73     Nokia Oyj (A)(D)..................................     1,675
                                                                --------
                                                                   3,224
                                                                --------
            FRANCE -- 12.4%
     23     Axa S.A. (A)(G)...................................       969
     18     BNP Paribas (A)(G)................................     1,912
     55     France Telecom S.A. (A)(G)........................     1,462
     32     Gaz de France (A)(G)..............................     1,480
      7     Lafarge S.A. (A)(G)...............................     1,024
     30     Sanofi-Aventis S.A. (A)(G)........................     2,604
     42     Total S.A. (A)(G).................................     2,956
                                                                --------
                                                                  12,407
                                                                --------
            GERMANY -- 10.1%
     18     Adidas-Salomon AG (A)(G)..........................       993
      4     Allianz SE-REG (A)(G).............................       917
     11     Continental AG (A)................................     1,460
     39     DaimlerChrysler AG (A)(G).........................     3,158
     45     Deutsche Post AG (A)(J)...........................     1,362
     11     E.On AG (A)(G)....................................     1,429
     21     KarstadtQuelle AG (A)(D)..........................       789
                                                                --------
                                                                  10,108
                                                                --------
            GREECE -- 1.5%
     28     National Bank of Greece (A).......................     1,471
                                                                --------
            IRELAND -- 2.1%
     43     Bank of Ireland (A)...............................       917
     27     CRH plc (A).......................................     1,147
                                                                --------
                                                                   2,064
                                                                --------
            ITALY -- 4.7%
     37     Banco Popolare di Verona e Novara S.c.r.l.
              (A)(G)..........................................     1,162
     48     Ente Nazionale Idrocarburi S.p.A. (A).............     1,560
    210     UniCredito Italiano S.p.A. (A)....................     2,004
                                                                --------
                                                                   4,726
                                                                --------
            JAPAN -- 14.0%
     24     Daito Trust Construction Co., Ltd. (A)(G).........     1,143
     --     East Japan Railway Co. (A)(G).....................       863
     22     Hoya Corp. (A)(G).................................       737
      6     Keyence Corp. (A).................................     1,350
     18     Nidec Corp. (A)(G)................................     1,149
     30     Nomura Holdings, Inc. (A).........................       622
     38     Sega Sammy Holdings, Inc. (A)(G)..................       874
     --     Sumitomo Mitsui Financial Group, Inc. (A)(G)......     1,865
    150     Sumitomo Trust & Banking Co., Ltd. (A)(G).........     1,556
     14     Takeda Pharmaceutical Co., Ltd. (A)...............       910
     27     THK Co., Ltd. (A)(G)..............................       621
    247     Tokyo Gas Co., Ltd. (A)...........................     1,371
     12     Yamada Denki Co., Ltd. (A)(G).....................     1,095
                                                                --------
                                                                  14,156
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            NETHERLANDS -- 1.9%
     40     TNT N.V. (A)......................................  $  1,862
                                                                --------
            NEW ZEALAND -- 1.0%
    297     Telecom Corp. of New Zealand Ltd. (A)(G)..........     1,010
                                                                --------
            SINGAPORE -- 1.9%
    879     Singapore Telecommunications Ltd. (A).............     1,898
                                                                --------
            SOUTH KOREA -- 1.5%
     22     Hyundai Motor Co., Ltd. GDR.......................       403
     12     Kookmin Bank ADR..................................     1,092
                                                                --------
                                                                   1,495
                                                                --------
            SPAIN -- 2.0%
     82     Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......     2,009
                                                                --------
            SWEDEN -- 1.5%
    405     Telefonaktiebolaget LM Ericsson (A)(G)............     1,501
                                                                --------
            SWITZERLAND -- 9.1%
     32     Credit Suisse Group (A)...........................     2,273
      7     Nestle S.A. (A)...................................     2,779
     57     Novartis AG (A)(G)................................     3,169
      3     Zurich Financial Services AG (A)..................       907
                                                                --------
                                                                   9,128
                                                                --------
            TURKEY -- 1.0%
     72     Turkcell Iletisim Hizmetleri A.S. ADR (G).........       959
                                                                --------
            UNITED KINGDOM -- 26.6%
    230     BAE Systems plc (A)...............................     2,086
    203     BP plc (A)........................................     2,194
     48     British American Tobacco plc (A)..................     1,497
    103     Diageo plc (A)....................................     2,092
    235     Friends Provident plc (A).........................       890
     81     GlaxoSmithKline plc (A)...........................     2,228
     48     Imperial Tobacco Group plc (A)....................     2,146
    266     ITV plc (A).......................................       572
    201     Kingfisher plc (A)................................     1,104
    126     Lloyds TSB Group plc (A)..........................     1,393
     74     Marks & Spencer Group plc (A).....................       980
     62     National Grid plc (A).............................       974
     62     Northern Rock plc (A).............................     1,411
    435     Old Mutual plc (A)................................     1,410
     33     Reckitt Benckiser plc (A).........................     1,717
    171     Tesco plc (A).....................................     1,497
    952     Vodafone Group plc (A)............................     2,544
                                                                --------
                                                                  26,735
                                                                --------
            Total Common Stock
              (Cost $80,552)..................................  $ 97,364
                                                                --------
SHORT-TERM INVESTMENTS -- 24.2%
            INVESTMENT POOLS AND FUNDS -- 2.5%
  2,548     State Street Bank Money Market Fund...............  $  2,548
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 21.7%
            CASH COLLATERAL REINVESTMENT FUND:
 21,727     Navigator Prime Portfolio.........................  $ 21,727
                                                                --------
            Total Short-Term Investments
              (Cost $24,275)..................................  $ 24,275
                                                                --------
            Total Investments in Securities
              (Cost $104,827) (C).............................  $121,639
                                                                --------
            Other Assets and Liabilities......................   (21,339)
                                                                --------
            Total Net Assets..................................  $100,300
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.07% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $94,333, which represents 94.05% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $104,879 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $18,375
      Unrealized depreciation.........................   (1,615)
                                                        -------
      Net unrealized appreciation.....................  $16,760
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2007, the market value of these securities was $1,362, which represents 1.36% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 1.8%
     11     Carpenter Technology Corp. .......................   $  1,292
     23     E.I. DuPont de Nemours & Co. .....................      1,127
     16     Kimberly-Clark Corp. .............................      1,116
                                                                 --------
                                                                    3,535
                                                                 --------
            CAPITAL GOODS -- 6.6%
     59     Applied Materials, Inc. ..........................      1,072
     25     Boeing Co. .......................................      2,223
     22     Caterpillar, Inc. ................................      1,474
     10     Cummins, Inc. (G).................................      1,375
     40     Lam Research Corp. (D)............................      1,903
     37     Novellus Systems, Inc. (D)........................      1,185
    126     Teradyne, Inc. (D)................................      2,089
     28     United Technologies Corp. ........................      1,794
                                                                 --------
                                                                   13,115
                                                                 --------
            CONSUMER CYCLICAL -- 14.7%
     25     Altria Group, Inc. ...............................      2,204
     76     American Eagle Outfitters, Inc. ..................      2,279
     27     AnnTaylor Stores Corp. (D)........................      1,047
     12     AutoZone, Inc. (D)................................      1,563
     56     CarMax, Inc. (D)..................................      1,374
     35     Coach, Inc. (D)...................................      1,742
     41     eBay, Inc. (D)....................................      1,346
     28     Federated Department Stores, Inc. (G).............      1,275
     18     J. C. Penney Co., Inc. ...........................      1,438
     40     Kohl's Corp. (D)..................................      3,095
     49     Nordstrom, Inc. ..................................      2,600
      3     NVR, Inc. (D)(G)..................................      1,782
     31     Office Depot, Inc. (D)............................      1,082
     44     Ross Stores, Inc. ................................      1,497
     20     Target Corp. .....................................      1,197
     74     TJX Cos., Inc. ...................................      2,003
     36     Wal-Mart Stores, Inc. ............................      1,676
                                                                 --------
                                                                   29,200
                                                                 --------
            CONSUMER STAPLES -- 5.4%
     29     Anheuser-Busch Cos., Inc. ........................      1,443
     28     Campbell Soup Co. ................................      1,095
     23     Coca-Cola Co. ....................................      1,114
     34     H.J. Heinz Co. ...................................      1,588
     30     McCormick & Co., Inc. ............................      1,136
     23     PepsiCo, Inc. ....................................      1,491
     21     Procter & Gamble Co. .............................      1,306
     28     UST, Inc. (G).....................................      1,618
                                                                 --------
                                                                   10,791
                                                                 --------
            ENERGY -- 3.3%
     26     Exxon Mobil Corp. ................................      1,988
     52     Halliburton Co. ..................................      1,665
     24     Holly Corp. ......................................      1,441
     25     XTO Energy, Inc. .................................      1,386
                                                                 --------
                                                                    6,480
                                                                 --------
            FINANCE -- 14.9%
     38     Aetna, Inc. ......................................      1,664
     14     Affiliated Managers Group, Inc. (D)(G)............      1,528
     24     American Express Co. .............................      1,342
     52     AmeriCredit Corp. (D)(G)..........................      1,196

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     96     Charles Schwab Corp. .............................   $  1,757
     31     Eaton Vance Corp. ................................      1,119
     21     Federal Home Loan Mortgage Corp. .................      1,243
     33     First Marblehead Corp. (G)........................      1,482
     12     Franklin Resources, Inc. .........................      1,450
      7     Goldman Sachs Group, Inc. ........................      1,384
     55     Humana, Inc. (D)..................................      3,185
     16     IntercontinentalExchange, Inc. (D)................      1,919
      3     Markel Corp. (D)..................................      1,241
     42     Philadelphia Consolidated Holding Corp. (D).......      1,826
     21     Principal Financial Group, Inc. ..................      1,239
     46     UnitedHealth Group, Inc. .........................      2,410
     26     Wellcare Health Plans, Inc. (D)(G)................      2,234
     18     Wellpoint, Inc. (D)...............................      1,484
                                                                 --------
                                                                   29,703
                                                                 --------
            HEALTH CARE -- 14.3%
     35     Abbott Laboratories...............................      1,953
     10     Allergan, Inc. ...................................      1,097
     37     Amgen, Inc. (D)...................................      2,040
     28     Barr Pharmaceuticals, Inc. (D)....................      1,293
     48     Coventry Health Care, Inc. (D)....................      2,679
     20     CVS/Caremark Corp. ...............................        678
     76     Endo Pharmaceuticals Holdings, Inc. (D)...........      2,243
     44     Forest Laboratories, Inc. (D).....................      2,284
     41     ImClone Systems, Inc. (D)(G)......................      1,684
     45     Johnson & Johnson.................................      2,721
     19     Laboratory Corp. of America Holdings (D)..........      1,394
     43     McKesson Corp. ...................................      2,500
     43     Merck & Co., Inc. ................................      1,908
     21     Monsanto Co. .....................................      1,171
     57     Schering-Plough Corp. ............................      1,460
     25     Wyeth.............................................      1,226
                                                                 --------
                                                                   28,331
                                                                 --------
            SERVICES -- 8.4%
     43     Autodesk, Inc. (D)................................      1,602
     31     Choice Hotels International, Inc. ................      1,098
     74     Comcast Corp. Class A (D).........................      1,921
     70     DirecTV Group, Inc. (D)...........................      1,622
     26     EchoStar Communications Corp. Class A (D).........      1,107
     21     McGraw-Hill Cos., Inc. ...........................      1,295
     28     Moody's Corp. ....................................      1,756
     79     News Corp. Class A................................      1,827
     15     Omnicom Group, Inc. ..............................      1,541
     20     SEI Investments Co. ..............................      1,205
     47     Walt Disney Co. ..................................      1,601
                                                                 --------
                                                                   16,575
                                                                 --------
            TECHNOLOGY -- 26.0%
     21     Akamai Technologies, Inc. (D).....................      1,043
     64     Altera Corp. (D)..................................      1,275
     23     Apple, Inc. (D)...................................      2,169
    128     BEA Systems, Inc. (D).............................      1,486
     61     BMC Software, Inc. (D)............................      1,887
    162     Cisco Systems, Inc. (D)...........................      4,123
    110     Citizens Communications Co. (G)...................      1,648
     19     Danaher Corp. ....................................      1,350
     55     Dolby Laboratories, Inc. Class A (D)..............      1,905
     27     Emerson Electric Co. .............................      1,151

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     48     General Electric Co. .............................   $  1,683
      3     Google, Inc. (D)..................................      1,594
     84     Hewlett-Packard Co. ..............................      3,368
     80     Intel Corp. ......................................      1,527
     31     International Business Machines Corp. ............      2,889
     33     Lexmark International, Inc. ADR (D)...............      1,947
     19     Lockheed Martin Corp. ............................      1,834
     69     McAfee, Inc. (D)..................................      2,001
     33     MEMC Electronic Materials, Inc. (D)...............      2,005
     34     Microchip Technology, Inc. .......................      1,201
     92     Microsoft Corp. ..................................      2,565
     56     Network Appliance, Inc. (D).......................      2,049
    155     Oracle Corp. (D)..................................      2,805
     37     Qualcomm, Inc. ...................................      1,591
     28     Raytheon Co. .....................................      1,443
     89     Symantec Corp. (D)................................      1,538
     54     VeriSign, Inc. (D)................................      1,357
                                                                 --------
                                                                   51,434
                                                                 --------
            TRANSPORTATION -- 2.9%
     49     AMR Corp. (D)(G)..................................      1,483
     47     Continental Airlines, Inc. (D)(G).................      1,718
     17     Harley-Davidson, Inc. ............................        993
     33     US Airways Group, Inc. (D)........................      1,496
                                                                 --------
                                                                    5,690
                                                                 --------
            UTILITIES -- 0.7%
     63     AES Corp. (D).....................................      1,362
                                                                 --------
            Total Common Stock
              (Cost $187,546).................................   $196,216
                                                                 --------
EXCHANGE TRADE FUNDS -- 0.6%
            INVESTMENT POOLS AND FUNDS -- 0.6%
     27     iShares Russell 1000..............................      1,513
                                                                 --------
            Total exchange traded funds (cost $1,498)               1.513
                                                                 --------
SHORT-TERM INVESTMENTS -- 8.4%
            REPURCHASE AGREEMENTS @ -- 0.2%
    112     BNP Paribas Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................        112
    130     RBS Greenwich Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................        130
    111     UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................        111
                                                                 --------
                                                                      353
                                                                 --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.2%
            CASH COLLATERAL REINVESTMENT FUND:
 14,958     BNY Institutional Cash Reserve Fund...............     14,958
                                                                 --------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            U.S. TREASURY SECURITIES:
 $1,239     U.S. Treasury Bond,
              3.88%, 4/15/2029................................   $  1,239
      3     U.S. Treasury Note,
              4.63%, 3/31/2008................................          3
                                                                 --------
                                                                   16,200
                                                                 --------
            Total Short-Term Investments
              (Cost $16,553)..................................   $ 16,553
                                                                 --------
            Total Investments in Securities
              (Cost $205,597) (C).............................   $214,282
                                                                 --------
            Other Assets and Liabilities......................    (16,091)
                                                                 --------
            Total Net Assets..................................   $198,191
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $206,016 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $13,371
      Unrealized depreciation.........................   (5,105)
                                                        -------
      Net unrealized appreciation.....................  $ 8,266
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                       COUPON      EXPIRATION
                                  SECURITY TYPE         RATE          DATE
                                  -------------        ------      ----------
      BNP Paribas Joint
       Repurchase Agreement    U.S. Treasury Bonds  6.00%-7.125%     2023-2026
      RBS Greenwich Joint
       Repurchase Agreement    U.S. Treasury Bonds  8.75%-8.875%     2023-2026
      UBS Securities LLC
       Joint Repurchase
       Agreement               U.S. Treasury Bill         4.875%          2007
                               U.S. Treasury Notes        12.00%          2013
                               U.S. Treasury Bonds         6.25%          2023

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 6.1%
   1,188    Cameco Corp. (G)..................................  $   48,616
     337    Kingboard Chemical Holdings Ltd. (A)..............       1,415
     630    Peabody Energy Corp. .............................      25,355
     182    Potash Corp. of Saskatchewan......................      29,139
     392    Precision Castparts Corp. ........................      40,736
     509    Teck Cominco Ltd. Class B.........................      35,399
                                                                ----------
                                                                   180,660
                                                                ----------
            CAPITAL GOODS -- 3.7%
     827    American Standard Cos., Inc. (G)..................      43,869
     777    KLA-Tencor Corp. (G)..............................      41,403
     310    Lam Research Corp. (D)............................      14,671
     174    Toro Co. (G)......................................       8,916
                                                                ----------
                                                                   108,859
                                                                ----------
            CONSUMER CYCLICAL -- 18.2%
     662    Abercrombie & Fitch Co. Class A (G)...............      50,070
     308    American Eagle Outfitters, Inc. ..................       9,226
     317    BorgWarner, Inc. (G)..............................      23,931
     898    CarMax, Inc. (D)(G)...............................      22,042
     257    Children's Place Retail Stores, Inc. (D)(G).......      14,328
     818    Cytyc Corp. (D)...................................      27,980
     416    Fastenal Co. (G)..................................      14,574
     735    Foster Wheeler Ltd. (D)(G)........................      42,911
     360    Gildan Activewear, Inc. (D)(G)....................      21,192
   1,028    Newell Rubbermaid, Inc. ..........................      31,957
     423    O'Reilly Automotive, Inc. (D)(G)..................      13,995
     501    Oshkosh Truck Corp. (G)...........................      26,548
     224    PACCAR, Inc. (G)..................................      16,469
     663    Patterson Cos., Inc. (D)(G).......................      23,526
   1,094    Peace Mark Holdings Ltd. (A)......................       1,194
   1,219    PetSmart, Inc. ...................................      40,168
     444    Pool Corp. (G)....................................      15,899
     929    Saks, Inc. (G)....................................      19,356
   1,619    Supervalu, Inc. (G)...............................      63,250
     731    Tiffany & Co. (G).................................      33,241
     783    TRW Automotive Holdings Corp. (D)(G)..............      27,275
                                                                ----------
                                                                   539,132
                                                                ----------
            CONSUMER STAPLES -- 2.1%
     575    Clorox Co. .......................................      36,603
   1,311    Tyson Foods, Inc. Class A.........................      25,443
                                                                ----------
                                                                    62,046
                                                                ----------
            ENERGY -- 4.9%
     835    GlobalSantaFe Corp. (G)...........................      51,484
     407    Murphy Oil Corp. (G)..............................      21,755
     444    Noble Energy, Inc. ...............................      26,467
     370    Southwestern Energy Co. (D)(G)....................      15,179
   1,052    Western Oil Sands, Inc. Class A (D)...............      31,061
                                                                ----------
                                                                   145,946
                                                                ----------
            FINANCE -- 13.4%
   6,030    Aberdeen Asset Management plc (A)(G)..............      25,797
     457    AMBAC Financial Group, Inc. ......................      39,454
     449    Assurant, Inc. (G)................................      24,053
      93    Blackrock, Inc. (G)...............................      14,552
     404    Commerce Bancorp, Inc. (G)........................      13,479
   1,155    E*Trade Financial Corp. (D)(G)....................      24,515

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     179    Everest Re Group Ltd. ............................  $   17,214
     422    Health Net, Inc. (D)(G)...........................      22,692
   2,269    Hong Kong Exchanges & Clearing Ltd. (A)(G)........      22,031
   1,043    Host Hotels & Resorts, Inc. ......................      27,438
     601    State Street Corp. ...............................      38,928
     893    T. Rowe Price Group, Inc. ........................      42,141
   1,616    UCBH Holdings, Inc. (G)...........................      30,094
   1,296    Unum Group (G)....................................      29,840
     470    Webster Financial Corp. (G).......................      22,545
                                                                ----------
                                                                   394,773
                                                                ----------
            HEALTH CARE -- 11.0%
     627    Amylin Pharmaceuticals, Inc. (D)(G)...............      23,428
     822    Barr Pharmaceuticals, Inc. (D)(G).................      38,086
     357    Cephalon, Inc. (D)(G).............................      25,392
     665    Charles River Laboratories International, Inc.
              (D)(G)..........................................      30,744
     582    Dade Behring Holdings, Inc. ......................      25,499
     502    Eisai Co., Ltd. (A)(G)............................      24,072
     927    Manor Care, Inc. (G)..............................      50,365
   1,387    Millennium Pharmaceuticals, Inc. (D)(G)...........      15,761
     147    Respironics, Inc. (D)(G)..........................       6,177
   1,543    Shionogi & Co., Ltd. (A)(G).......................      27,738
     595    St. Jude Medical, Inc. (D)........................      22,385
     479    Universal Health Services, Inc. Class B (G).......      27,405
     249    Vertex Pharmaceuticals, Inc. (D)(G)...............       6,968
                                                                ----------
                                                                   324,020
                                                                ----------
            SERVICES -- 19.7%
     510    Alliance Data Systems Corp. (D)(G)................      31,426
   1,845    Allied Waste Industries, Inc. (D).................      23,230
     444    Apollo Group, Inc. Class A (D)(G).................      19,492
     691    Autodesk, Inc. (D)................................      25,963
   1,512    BISYS Group, Inc. (D)(G)..........................      17,328
     424    C.H. Robinson Worldwide, Inc. (G).................      20,241
   1,010    Cablevision Systems Corp. ........................      30,743
   1,796    Cadence Design Systems, Inc. (D)..................      37,820
     326    Cognizant Technology Solutions Corp. (D)(G).......      28,741
   1,361    Equifax, Inc. (D).................................      49,608
     364    Fluor Corp. (G)...................................      32,694
     230    Focus Media Holding Ltd. ADR (D)(G)...............      18,022
     265    ITT Educational Services, Inc. (D)................      21,619
     106    Laureate Education, Inc. (D)......................       6,263
     679    Manpower, Inc. ...................................      50,097
   1,206    MoneyGram International, Inc. (G).................      33,487
     752    Monster Worldwide, Inc. (D).......................      35,618
   1,624    Republic Services, Inc. ..........................      45,185
     624    Robert Half International, Inc. (G)...............      23,079
     114    Strayer Education, Inc. ..........................      14,200
     385    Weight Watchers International, Inc. (G)...........      17,722
                                                                ----------
                                                                   582,578
                                                                ----------
            TECHNOLOGY -- 12.1%
   2,083    Activision, Inc. (D)(G)...........................      39,443
   2,222    Altera Corp. (D)(G)...............................      44,418
     303    American Reprographics Co. (D)(G).................       9,342
   1,085    American Tower Corp. Class A (D)..................      42,273
     641    Beckman Coulter, Inc. ............................      40,922
     644    Linear Technology Corp. (G).......................      20,357
     481    MEMC Electronic Materials, Inc. (D)...............      29,121

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,318    Network Appliance, Inc. (D).......................  $   48,119
     219    NII Holdings, Inc. Class B (D)(G).................      16,216
     448    Rockwell Collins, Inc. ...........................      29,950
     307    Roper Industries, Inc. (G)........................      16,820
   2,545    Sonus Networks, Inc. (D)(G).......................      20,533
                                                                ----------
                                                                   357,514
                                                                ----------
            TRANSPORTATION -- 2.5%
     269    Expeditors International of Washington, Inc. .....      11,115
   1,262    J.B. Hunt Transport Services, Inc. (G)............      33,112
     668    Landstar System, Inc. ............................      30,612
                                                                ----------
                                                                    74,839
                                                                ----------
            UTILITIES -- 4.1%
   1,481    Northeast Utilities...............................      48,523
     650    NRG Energy, Inc. (D)(G)...........................      46,840
     584    PNM Resources, Inc. (G)...........................      18,873
     238    Suntech Power Holdings Co., Ltd. ADR (D)(G).......       8,229
                                                                ----------
                                                                   122,465
                                                                ----------
            Total Common Stock
              (Cost $2,425,341)...............................  $2,892,832
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.0%
            REPURCHASE AGREEMENTS @ -- 2.4%
$    362    Banc of America Securities
              Joint Repurchase Agreement,
              5.05%, 04/02/2007...............................  $      362
  16,262    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................      16,262
  15,562    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................      15,562
   8,743    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       8,743
  28,676    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      28,676
                                                                ----------
                                                                    69,605
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 13.6%
            CASH COLLATERAL REINVESTMENT FUND:
 389,307    Navigator Prime Portfolio.........................     389,307
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            U.S. TREASURY SECURITIES:
$ 11,503    U.S. Treasury Bond
              2.38%, 1/15/2025................................  $   12,514
     369    U.S. Treasury Bond,
              3.88%, 4/15/2029................................         585
                                                                ----------
                                                                    13,099
                                                                ----------
                                                                   402,406
                                                                ----------
            Total Short-Term Investments
              (Cost $472,011).................................  $  472,011
                                                                ----------
            Total Investments in Securities
              (Cost $2,897,352) (C)...........................  $3,364,843
                                                                ----------
            Other Assets and Liabilities......................    (408,396)
                                                                ----------
            Total Net Assets..................................  $2,956,447
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.96% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $102,247 which represents 3.46% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $2,898,351 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $501,384
      Unrealized depreciation........................   (34,892)
                                                       --------
      Net unrealized appreciation....................  $466,492
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                     SECURITY          COUPON       EXPIRATION
                                       TYPE             RATE           DATE
                                     --------          ------       ----------
   Banc of America Securities
    TriParty Joint Repurchase
    Agreement                   FNMA                        5.50%        2035
   Banc of America Securities
    Joint Repurchase Agreement  U.S. Treasury Bond          7.25%        2022
   BNP Paribas TriParty Joint
    Repurchase Agreement        FHLMC                 5.00%-5.50%   2035-2036
                                FNMA                  5.00%-6.50%   2035-2037
   Deutsche Bank Securities
    TriParty Joint Repurchase
    Agreement                   FHLMC                 5.00%-6.00%   2019-2037
   UBS Securities LLC TriParty
    Joint Repurchase Agreement  FHLMC                4.50%-10.50%   2008-2037
                                FNMA                  4.50%-8.00%   2007-2046

 HARTFORD MIDCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.8%
            BASIC MATERIALS -- 6.4%
      7     Air Products and Chemicals, Inc. .................  $    510
     12     Cameco Corp. .....................................       475
     13     Consol Energy, Inc. (G)...........................       524
      9     Posco ADR.........................................       946
     16     Teck Cominco Ltd. ................................     1,079
                                                                --------
                                                                   3,534
                                                                --------
            CAPITAL GOODS -- 3.4%
      9     Cameron International Corp. (D)(G)................       590
     10     Dresser-Rand Group, Inc. (D)......................       299
      7     International Game Technology.....................       262
     10     National Oilwell Varco, Inc. (D)(G)...............       762
                                                                --------
                                                                   1,913
                                                                --------
            CONSUMER CYCLICAL -- 13.7%
     19     Abercrombie & Fitch Co. Class A (G)...............     1,451
     21     Advance Auto Parts, Inc. (G)......................       810
     31     Be Aerospace, Inc. (D)(G).........................       983
     17     Cytyc Corp. (D)...................................       568
     20     Gildan Activewear, Inc. (D).......................     1,189
     27     Newell Rubbermaid, Inc. ..........................       852
     15     Quanta Services, Inc. (D)(G)......................       366
     28     TJX Cos., Inc. ...................................       749
     24     Urban Outfitters, Inc. (D)(G).....................       642
                                                                --------
                                                                   7,610
                                                                --------
            CONSUMER STAPLES -- 3.8%
      9     Bunge Ltd. .......................................       715
     19     Corn Products International, Inc. (G).............       662
     39     Physicians Formula Holdings (D)...................       742
                                                                --------
                                                                   2,119
                                                                --------
            ENERGY -- 2.5%
      9     GlobalSantaFe Corp. (G)...........................       561
     11     Noble Corp. ......................................       826
                                                                --------
                                                                   1,387
                                                                --------
            FINANCE -- 11.0%
      3     Affiliated Managers Group, Inc. (D)(G)............       355
      7     AMBAC Financial Group, Inc. (G)...................       562
     14     CB Richard Ellis Group, Inc. Class A (D)(G).......       482
     58     Covanta Holding Corp. (D)(G)......................     1,289
     27     E*Trade Financial Corp. (D)(G)....................       581
     15     Eaton Vance Corp. (G).............................       517
     27     Host Hotels & Resorts, Inc. (G)...................       702
     10     ICICI Bank Ltd. (G)...............................       371
     15     International Securities Exchange Holdings,
              Inc. ...........................................       708
      8     State Street Corp. ...............................       537
                                                                --------
                                                                   6,104
                                                                --------
            HEALTH CARE -- 12.2%
     27     CVS/Caremark Corp. ...............................       935
     11     Forest Laboratories, Inc. (D)(G)..................       561
     10     Herbalife Ltd. (D)................................       384
     26     Inverness Medical Innovation (D)(H)(G)............     1,121
     20     McKesson Corp. ...................................     1,165

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     19     Shire plc (G).....................................  $  1,164
     22     Sunrise Senior Living, Inc. (D)(G)................       858
     40     Warner Chilcott Ltd. (D)(G).......................       588
                                                                --------
                                                                   6,776
                                                                --------
            SERVICES -- 12.9%
     18     Autodesk, Inc. (D)................................       666
     27     Business Objects S.A. ADR (D)(G)..................       966
     14     Corrections Corp. of America (D)(G)...............       718
     15     Express Scripts, Inc. (D).........................     1,195
    124     iGate Corp. (G)(D)................................     1,025
     18     Jacobs Engineering Group, Inc. (D)................       826
     22     Orient Express Hotels Ltd. Class A (G)............     1,298
     11     Penn National Gaming, Inc. (D)....................       445
                                                                --------
                                                                   7,139
                                                                --------
            TECHNOLOGY -- 28.3%
      8     Akamai Technologies, Inc. (D)(G)..................       404
     19     Amdocs Ltd. (D)(G)................................       689
     14     American Tower Corp. Class A (D)(G)...............       549
     74     BEA Systems, Inc. (D).............................       860
     81     Brocade Communications Systems, Inc. (D)(G).......       769
      8     Ciena Corp. (D)(G)................................       232
     31     Citizens Communications Co. (G)...................       459
     21     Citrix Systems, Inc. (D)(G).......................       673
      8     Equinix, Inc. (D)(G)..............................       651
     11     F5 Networks, Inc. (D)(G)..........................       700
      8     First Solar, Inc. (D)(G)..........................       395
     11     Harris Corp. .....................................       535
     38     Juniper Networks, Inc. (D)(G).....................       746
     17     MEMC Electronic Materials, Inc. (D)...............     1,006
     15     Microchip Technology, Inc. (G)....................       515
      4     National Cinemedia, Inc. (D)......................        99
     11     NII Holdings, Inc. Class B (D)(G).................       809
     43     Nuance Communications, Inc. (D)(G)................       657
     14     Rackable Systems, Inc. (D)(G).....................       239
     14     Rockwell Collins, Inc. ...........................       944
     11     Roper Industries, Inc. (G)........................       576
     28     Satyam Computer Services Ltd. (G).................       631
     16     Thermo Fisher Scientific, Inc. (D)(G).............       743
     27     Trimble Navigation Ltd. (D)(G)....................       717
     20     Waters Corp. (D)(G)...............................     1,131
                                                                --------
                                                                  15,729
                                                                --------
            TRANSPORTATION -- 2.4%
     27     GOL Linhas Aereas Inteligentes S.A. ADR (G).......       816
     15     Wabtec (G)........................................       510
                                                                --------
                                                                   1,326
                                                                --------
            UTILITIES -- 3.2%
      9     Entergy Corp. (G).................................       923
     25     Northeast Utilities (G)...........................       828
                                                                --------
                                                                   1,751
                                                                --------
            Total Common Stock
              (Cost $51,548)..................................  $ 55,388
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 26.0%
            REPURCHASE AGREEMENTS @ -- 0.5%
 $   94     BNP Paribas Joint Repurchase Agreement, 5.10%,
              04/02/2007......................................  $     94
    109     RBS Greenwich Joint Repurchase Agreement, 5.10%,
              04/02/2007......................................       109
     93     UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................        93
                                                                --------
                                                                     296
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.5%
            CASH COLLATERAL REINVESTMENT FUND:
 14,009     Navigator Prime Portfolio.........................    14,009
                                                                --------
PRINCIPAL
AMOUNT
---------
            U.S. TREASURY SECURITIES:
 $   80     U.S. Treasury Bond, 2.38%, 1/15/2025..............        87
      1     U.S. Treasury Bond, 3.88%, 4/15/2029..............         1
      9     U.S. Treasury Note, 3.63%, 1/15/2008..............        12
                                                                --------
                                                                     100
                                                                --------
                                                                  14,109
                                                                --------
            Total Short-Term Investments
              (Cost $14,405)..................................  $ 14,405
                                                                --------
            Total Investments in Securities
              (Cost $65,953) (C)..............................  $ 69,793
                                                                --------
            Other Assets and Liabilities......................   (14,309)
                                                                --------
            Total Net Assets..................................  $ 55,484
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.76% of total net assets at March 31, 2007.
  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $65,964 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $4,601
      Unrealized depreciation..........................    (772)
                                                         ------
      Net unrealized appreciation......................  $3,829
                                                         ======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (H)The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

                                                                   COST
      PERIOD ACQUIRED   SHARES/PAR             SECURITY            BASIS
      ---------------   ----------             --------            -----
      12/2006               26       Inverness Medical Innovation  $974

     The aggregate value of this security at March 31, 2007 was $1,121, which represents 2.02% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                      SECURITY            COUPON      EXPIRATION
                                        TYPE               RATE          DATE
                                      --------            ------      ----------
      BNP Paribas Joint
       Repurchase Agreement      U.S. Treasury Bonds   6.00%-7.125%   2023-2026
      RBS Greenwich Joint
       Repurchase Agreement      U.S. Treasury Bonds   8.75%-8.875%   2023-2026
      UBS Securities LLC Joint
       Repurchase Agreement      U.S. Treasury Bill          4.875%        2007
                                 U.S. Treasury Notes         12.00%        2013
                                 U.S. Treasury Bonds          6.25%        2023

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                       UNREALIZED
                                      MARKET   CONTRACT   DELIVERY    APPRECIATION
      DESCRIPTION       TRANSACTION   VALUE     AMOUNT      DATE     (DEPRECIATION)
      -----------       -----------   ------   --------   --------   --------------
      Hong Kong Dollar    Buy         $1,170    $1,170    4/2/2007       $  --
      Hong Kong Dollar    Buy           407        407    4/3/2007          --
                                                                         -----
                                                                         $  --
                                                                         =====

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 12.4%
     221    Arch Coal, Inc. (G)...............................  $    6,770
     219    Carlisle Cos., Inc. ..............................       9,419
     525    Celanese Corp. ...................................      16,194
     137    Century Aluminum Co. (D)..........................       6,437
   1,183    Chemtura Corp. ...................................      12,928
     191    Cleveland-Cliffs, Inc. ...........................      12,220
     331    Cytec Industries, Inc. ...........................      18,610
     172    FMC Corp. ........................................      13,004
      18    Martin Marietta Materials, Inc. (G)...............       2,407
     381    Mueller Water Products, Inc. Class B..............       5,103
     638    Owens-Illinois, Inc. (D)..........................      16,439
     224    Shaw Group, Inc. (D)(G)...........................       7,017
     478    UAP Holding Corp. ................................      12,349
                                                                ----------
                                                                   138,897
                                                                ----------
            CAPITAL GOODS -- 11.9%
     247    AGCO Corp. (D)....................................       9,146
     182    Alliant Techsystems, Inc. (D)(G)..................      15,966
     274    American Standard Cos., Inc. .....................      14,538
      66    Black & Decker Corp. .............................       5,371
     597    Goodrich Corp. ...................................      30,739
     239    Kennametal, Inc. .................................      16,159
     273    Toro Co. .........................................      13,973
     511    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................      27,264
                                                                ----------
                                                                   133,156
                                                                ----------
            CONSUMER CYCLICAL -- 9.5%
     313    American Axle & Manufacturing Holdings, Inc. .....       8,571
     157    BorgWarner, Inc. .................................      11,848
     653    Circuit City Stores, Inc. ........................      12,095
     409    Copart, Inc. (D)..................................      11,464
     737    Foot Locker, Inc. (G).............................      17,359
      67    MDC Holdings, Inc. ...............................       3,216
      71    Newell Rubbermaid, Inc. ..........................       2,217
     411    Ruby Tuesday, Inc. (G)............................      11,746
     219    TRW Automotive Holdings Corp. (D).................       7,629
     252    United Stationers, Inc. (D).......................      15,106
     231    Walter Industries (G).............................       5,710
                                                                ----------
                                                                   106,961
                                                                ----------
            CONSUMER STAPLES -- 4.6%
     289    Bunge Ltd. (G)....................................      23,748
  12,520    Marine Harvest (D)(A).............................      14,618
     182    Smithfield Foods, Inc. (D)(G).....................       5,451
     376    Tyson Foods, Inc. Class A.........................       7,304
                                                                ----------
                                                                    51,121
                                                                ----------
            ENERGY -- 4.2%
     419    Brasil Ecodiesel ADR (D)..........................       1,875
     758    Brasil Ecodiesel Industria (D)(I).................       3,389
     353    Newfield Exploration Co. (D)......................      14,715
     292    Noble Energy, Inc. ...............................      17,424
     371    UGI Corp. ........................................       9,899
                                                                ----------
                                                                    47,302
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- 16.9%
     112    Affiliated Managers Group, Inc. (D)(G)............  $   12,179
     238    AMBAC Financial Group, Inc. ......................      20,561
     290    CIT Group, Inc. ..................................      15,326
      51    City National Corp. ..............................       3,739
     260    Commerce Bancorp, Inc. (G)........................       8,672
     627    E*Trade Financial Corp. (D).......................      13,294
     143    Everest Re Group Ltd. ............................      13,733
     619    Genesis Lease Ltd. (D)............................      16,195
     547    Huntington Bancshares, Inc. (G)...................      11,950
     670    KKR Financial Corp. ..............................      18,381
     348    Platinum Underwriters Holdings Ltd. ..............      11,154
     272    Reinsurance Group of America, Inc. ...............      15,700
      76    UnionBanCal Corp. ................................       4,795
     537    Unum Group (G)....................................      12,369
     241    Webster Financial Corp. ..........................      11,590
                                                                ----------
                                                                   189,638
                                                                ----------
            HEALTH CARE -- 7.2%
     422    Barr Pharmaceuticals, Inc. (D)....................      19,574
     299    Cooper Companies, Inc. ...........................      14,542
     550    Endo Pharmaceuticals Holdings, Inc. (D)...........      16,155
   1,458    Impax Laboratories, Inc. (D)......................      14,904
     544    Theravance, Inc. (D)..............................      16,060
                                                                ----------
                                                                    81,235
                                                                ----------
            SERVICES -- 11.5%
     471    Avis Budget Group, Inc. ..........................      12,879
     842    BearingPoint, Inc. (D)(G).........................       6,447
     282    CACI International, Inc. Class A (D)..............      13,215
     489    Entercom Communications Corp. ....................      13,774
     479    IMS Health, Inc. .................................      14,210
     506    R.H. Donnelley Corp. (G)..........................      35,905
     418    R.R. Donnelley & Sons Co. ........................      15,287
     672    Unisys Corp. (D)..................................       5,668
     275    URS Corp. (D).....................................      11,699
                                                                ----------
                                                                   129,084
                                                                ----------
            TECHNOLOGY -- 13.5%
     757    Arrow Electronics, Inc. (D).......................      28,562
   1,216    Cinram International Income Fund..................      25,531
     213    Embarq Corp. (G)..................................      12,019
     764    Fairchild Semiconductor International, Inc. (D)...      12,774
   1,369    Flextronics International Ltd. (D)................      14,971
     234    NCR Corp. (D).....................................      11,188
     293    Powerwave Technologies, Inc. (D)(G)...............       1,668
     642    QLogic Corp. (D)..................................      10,907
     452    Solar Cayman Ltd. (A)(D)(H).......................       6,779
     388    Syniverse Holdings, Inc. (D)......................       4,086
     338    Tektronix, Inc. ..................................       9,512
     470    Virgin Media, Inc. (G)............................      11,857
     105    Vishay Intertechnology, Inc. (D)..................       1,468
                                                                ----------
                                                                   151,322
                                                                ----------
            TRANSPORTATION -- 2.2%
     219    Trinity Industries, Inc. (G)......................       9,170
     417    UAL Corp. (D)(G)..................................      15,913
                                                                ----------
                                                                    25,083
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 5.3%
     475    Northeast Utilities...............................  $   15,579
     584    PPL Corp. ........................................      23,886
     107    SBM Offshore N.V. (A).............................       3,840
     325    Wisconsin Energy Corp. ...........................      15,753
                                                                ----------
                                                                    59,058
                                                                ----------
            Total Common Stock
              (Cost $887,437).................................  $1,112,857
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.6%
            REPURCHASE AGREEMENTS @ -- 0.6%
      36    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $       36
   1,639    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       1,639
   1,568    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       1,568
     881    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................         881
   2,890    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       2,890
                                                                ----------
                                                                     7,014
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.0%
            CASH COLLATERAL REINVESTMENT FUND:
 134,150    BNY Institutional Cash Reserve Fund...............     134,150
                                                                ----------
            Total Short-Term Investments
              (Cost $141,164).................................  $  141,164
                                                                ----------
            Total Investments in Securities
              (Cost $1,028,601) (C)...........................  $1,254,021
                                                                ----------
            Other Assets and Liabilities......................    (131,775)
                                                                ----------
            Total Net Assets..................................  $1,122,246
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.83% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $25,237, which represents 2.25% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,029,188 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $240,242
      Unrealized depreciation........................   (15,409)
                                                       --------
      Net unrealized appreciation....................  $224,833
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (H)The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED          SHARES/PAR         SECURITY         COST BASIS
      --------          ----------         --------         ----------
      3/2007               452       Solar Cayman Ltd.        $6,779

     The aggregate value of this security at March 31, 2007 was $6,779, which represents 0.60% of total net assets

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $3,389, which represents 0.30% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

     @ Repurchase agreements collateralized as follows:

                                       SECURITY          COUPON      EXPIRATION
                                         TYPE             RATE          DATE
                                       --------          ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                       5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond         7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                5.00%-5.50%   2035-2036
                                  FNMA                 5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC               4.50%-10.50%   2008-2037
                                  FNMA                 4.50%-8.00%   2007-2046

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ----------
            CONSUMER STAPLES -- 1.1%
 $22,000    Alcoa, Inc. ......................................  5.29%   04/13/2007   $   21,961
                                                                                     ----------
            FINANCE -- 98.7%
  42,300    American Express Credit Corp. ....................  5.28%   04/02/2007       42,294
  25,000    American Express Credit Corp. (L).................  5.32%   06/12/2007       25,000
  24,700    American General Finance Corp. ...................  5.25%   04/09/2007       24,671
  22,200    American General Finance Corp. ...................  5.28%   04/17/2007       22,148
  24,500    American General Finance Corp. (L)................  5.41%   06/08/2007       24,505
  26,400    American Honda Finance Corp. .....................  5.26%   05/10/2007       26,250
  26,500    American Honda Finance Corp. (I)(L)...............  5.33%   08/08/2007       26,500
  34,400    Amsterdam Funding Corp. ..........................  5.27%   04/13/2007       34,340
  34,400    Amsterdam Funding Corp. ..........................  5.28%   05/04/2007       34,234
  24,000    Bank of America Corp. ............................  5.25%   04/19/2007       23,937
  21,700    Bank of America NA (L)............................  5.32%   05/15/2007       21,844
  26,500    Bank of America NA (L)............................  5.49%   11/08/2007       26,500
  39,850    Barton Capital Corp. .............................  5.27%   04/10/2007       39,798
  30,750    Barton Capital Corp. .............................  5.27%   05/11/2007       30,571
  22,000    Bear Stearns & Co., Inc. (L)......................  5.31%   04/14/2008       22,000
  22,100    Bear Stearns & Co., Inc. (L)......................  5.32%   06/29/2007       22,387
  22,000    Bradford & Bingley plc............................  5.28%   05/02/2007       21,900
  21,750    Bradford & Bingley plc............................  5.30%   05/22/2007       21,590
  22,000    Britannia Building Society........................  5.26%   04/12/2007       21,965
  21,900    Britannia Building Society........................  5.30%   05/31/2007       21,710
  35,300    Cafco LLC (I).....................................  5.28%   05/30/2007       34,997
  34,300    Cafco LLC.........................................  5.29%   05/07/2007       34,120
  44,000    Caterpillar Financial Services Corp. (L)..........  5.37%   07/27/2007       44,001
  25,000    Citibank NA (L)...................................  5.29%   06/14/2007       25,000
  22,000    Citibank NA.......................................  5.32%   04/30/2007       22,000
  23,450    Citibank NA.......................................  5.32%   05/16/2007       23,450
  22,000    Danske Bank (I)(L)................................  5.29%   04/11/2008       22,000
  24,000    General Electric Capital Corp. ...................  5.26%   05/24/2007       23,816
  19,400    General Electric Capital Corp. (L)................  5.28%   04/24/2008       19,400
  28,800    General Electric Capital Corp. ...................  5.27%   05/29/2007       28,557
  22,000    Goldman Sachs Group...............................  5.28%   04/03/2007       21,994
  49,500    Goldman Sachs Group...............................  5.39%   04/02/2007       49,493
  22,000    HBOS Treasury Services plc........................  5.27%   05/08/2007       21,882
  26,440    HBOS Treasury Services plc (I)(L).................  5.31%   04/09/2008       26,440
  22,500    HSBC Finance Corp. (L)............................  5.33%   04/04/2008       22,500
  23,000    JP Morgan Chase & Co. ............................  5.24%   04/09/2007       22,973

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ----------
            FINANCE -- (CONTINUED)
 $22,250    JP Morgan Chase & Co. ............................  5.25%   04/11/2007   $   22,218
  26,200    JP Morgan Chase & Co. (L).........................  5.29%   05/02/2008       26,200
   6,649    JP Morgan & Co. ..................................  5.38%   04/02/2007        6,648
  44,000    Lehman Brothers Holdings, Inc. (L)................  5.46%   05/31/2007       44,006
  22,000    Merrill Lynch & Co., Inc. (L).....................  5.30%   04/23/2008       22,000
  26,900    Merrill Lynch & Co., Inc. (L).....................  5.49%   05/29/2007       26,900
  25,000    Morgan Stanley (L)................................  5.31%   06/26/2007       25,022
  24,700    Morgan Stanley (L)................................  5.51%   08/30/2007       24,708
  24,600    Nationwide Building Society (I)...................  5.29%   06/14/2007       24,338
  25,600    Nationwide Building Society (I)...................  5.28%   05/14/2007       25,447
  21,700    Nordea Bank Ab (I)(L).............................  5.30%   04/08/2008       21,700
  26,600    Nordea North America..............................  5.25%   04/02/2007       26,596
  23,700    Northern Rock plc.................................  5.27%   04/20/2007       23,634
  22,700    Northern Rock plc.................................  5.28%   05/14/2007       22,558
  30,700    Old Line Funding LLC..............................  5.25%   04/02/2007       30,696
  30,700    Old Line Funding LLC (I)..........................  5.25%   04/04/2007       30,687
  33,500    Sheffield Receivables.............................  5.28%   04/09/2007       33,461
  35,300    Sheffield Receivables.............................  5.28%   04/26/2007       35,171
  22,030    Skandinaviska Enskilda Bank NY (I)(L).............  5.28%   07/19/2007       22,072
  21,600    Skandinaviska Enskilda Bank NY (I)(L).............  5.32%   04/09/2008       21,600
  22,800    Svenska Handelsbanken Ab (L)......................  5.24%   05/09/2007       22,800
  24,600    Svenska Handelsbanken Ab..........................  5.26%   05/02/2007       24,489
  22,000    Svenska Handelsbanken Ab (I)(L)...................  5.29%   04/04/2008       22,000
  24,700    Swedbank..........................................  5.26%   05/03/2007       24,585
  23,750    Swedbank..........................................  5.27%   05/25/2007       23,564
  19,500    Toyota Motor Credit Corp. ........................  5.24%   04/10/2007       19,475
  53,000    Toyota Motor Credit Corp. (L).....................  5.34%   09/24/2007       53,000
  27,329    Triple A-1 Funding................................  5.27%   04/10/2007       27,293
   7,500    Triple A-1 Funding................................  5.27%   04/12/2007        7,488
  22,148    Triple A-1 Funding................................  5.27%   04/18/2007       22,093
  17,600    Triple A-1 Funding................................  5.28%   04/11/2007       17,574
  21,958    UBS Finance (De) LLC..............................  5.23%   04/05/2007       21,945
  23,700    UBS Finance (De) LLC..............................  5.26%   04/23/2007       23,624
  22,750    UBS Finance (De) LLC..............................  5.26%   04/25/2007       22,671
  26,400    Wachovia Bank NA (L)..............................  5.31%   09/28/2007       26,403
  24,680    Washington Mutual Bank (L)........................  5.34%   08/24/2007       24,680
  22,000    Wells Fargo & Co. (L).............................  5.28%   04/18/2008       22,000
  25,900    Westpac Banking Corp. (I).........................  5.26%   05/01/2007       25,787
  21,600    Westpac Banking Corp. (L)(I)......................  5.31%   04/15/2008       21,600

--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ----------
            FINANCE -- (CONTINUED)
 $34,400    Yorktown Capital..................................  5.26%   04/05/2007   $   34,380
  28,500    Yorktown Capital..................................  5.27%   04/16/2007       28,435
                                                                                     ----------
                                                                                     $2,008,315
                                                                                     ----------
            Total Investments in Securities
              (Cost $2,030,276) (C)...........................                       $2,030,276
                                                                                     ----------
            Other Assets and Liabilities......................                            3,647
                                                                                     ----------
            Total Net Assets..................................                       $2,033,923
                                                                                     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.74% of total net assets at March 31, 2007.

  (C)Also represents cost for federal tax purposes.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $325,168, which represents 15.99% of total net assets.

(L) Variable rate securities; the yield reported is the rate in effect at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 26.1%
            FINANCE -- 26.1%
 $ 2,524    Ameriquest Mortgage Securities, Inc.,
              6.39%, 09/25/2032 +(L)..........................  $  2,523
   3,800    Ansonia CDO Ltd.,
              5.62%, 07/28/2046 +(I)(L).......................     3,795
   5,000    Arbor Realty Mortgage Securities,
              5.75%, 01/26/2042 (I)(L)........................     4,997
  41,685    Banc of America Commercial Mortgage, Inc.,
              4.83%, 07/11/2043 (I)(P)........................     1,756
   3,000    Banc of America Large Loan,
              5.56%, 10/15/2019 (I)(L)........................     3,000
  32,984    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.85%, 08/15/2038 (I)(P)........................     1,996
   1,700    Carrington Mortgage Loan Trust,
              6.00%, 04/25/2037 (L)(Q)........................     1,700
   2,500    Citigroup Commercial Mortgage Trust,
              5.56%, 08/15/2021 +(I)(L).......................     2,500
  10,000    Cobalt CMBS Commercial Funding Corp.,
              5.25%, 08/15/2048...............................     9,851
   4,849    Commercial Mortgage Pass-Through Certificate,
              5.61%, 12/15/2020 (I)(L)........................     4,849
   4,247    Countrywide Alternative Loan Trust,
              5.50%, 10/25/2035 (L)...........................     4,237
   8,500    Countrywide Asset-Backed Certificates,
              5.57%, 11/25/2035...............................     8,505
   5,097    Countrywide Home Loan Mortgage Pass-Through Trust,
              5.00%, 01/25/2019...............................     5,003
   2,000    Credit Suisse Mortgage Capital Certificates,
              6.12%, 09/15/2021 (I)(L)........................     2,005
  45,310    CS First Boston Mortgage Securities Corp.,
              4.01%, 03/15/2035 (I)(P)........................     1,673
   4,000    Discover Card Master Trust I,
              5.54%, 01/15/2008 (L)...........................     4,008
      57    DLJ Mortgage Acceptance Corp.,
              7.25%, 09/18/2011 (I)...........................        56
   2,918    First Franklin Mortgage Loan Asset Backed
              Certificates,
              7.80%, 07/25/2033 (L)...........................     2,923
     291    Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................       296
   4,000    Greenwich Capital Commercial Funding Corp.,
              5.55%, 11/05/2021 (I)(L)........................     4,000
   2,748    Hasco NIM Trust,
              6.17%, 08/26/2036 (I)...........................     2,725
  42,177    LB-UBS Commercial Mortgage Trust,
              4.25%, 12/15/2036 (I)(P)........................     1,210
   2,800    LNR CDO Ltd.,
              5.67%, 05/28/2043 (I)(L)........................     2,752
  32,759    Mach One Trust Commercial Mortgage-Backed,
              6.09%, 05/28/2040 (I)(P)........................     1,253
   1,891    Master Asset Backed Securities Trust,
              6.07%, 05/25/2033 (L)...........................     1,895

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $ 2,000    Master Asset Backed Securities Trust,
              7.12%, 05/25/2033 (L)...........................  $  2,010
   4,071    Master Asset Securitization Trust,
              5.00%, 12/25/2018...............................     3,996
   4,800    MBNA Credit Card Master Note Trust,
              5.46%, 02/16/2010 (L)...........................     4,804
   4,250    Merrill Lynch Floating Trust,
              5.52%, 06/15/2022 (I)(L)........................     4,250
   1,693    Merrill Lynch Mortgage Investors, Inc.,
              6.97%, 05/25/2032 (L)...........................     1,695
   5,000    Merrill Lynch Mortgage Trust,
              5.24%, 11/12/2035...............................     4,993
  10,000    Merrill Lynch/Countrywide Commercial Mortgage
              Trust,
              5.20%, 12/12/2049...............................     9,833
   4,628    Morgan Stanley ABS Capital I,
              6.82%, 11/25/2032 (L)...........................     4,632
   5,500    Morgan Stanley Capital,
              5.42%, 10/15/2020 (I)(L)........................     5,500
   1,050    Renaissance Home Equity Loan Trust,
              7.50%, 04/20/2037...............................       949
   3,236    Residential Asset Mortgage Products, Inc.,
              5.70%, 10/25/2031...............................     3,224
   5,893    Spirit Master Funding LLC,
              5.76%, 03/20/2024 (I)...........................     5,929
   4,992    Structured Asset Securities Corp.,
              6.32%, 02/25/2033 (L)...........................     5,036
   2,000    Structured Asset Securities Corp.,
              7.82%, 02/25/2037 (I)(L)........................     1,858
                                                                --------
            Total Asset & Commercial Mortgage Backed
              Securities
              (Cost $138,538).................................  $138,217
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
   1,500    North Street Referenced Linked Notes,
              6.41%, 07/30/2010 (I)(L)........................  $  1,305
                                                                --------
            Total Corporate Bonds: Investment Grade
              (Cost $1,297)...................................  $  1,305
                                                                --------
U.S. GOVERNMENT AGENCIES -- 86.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 32.8%
            MORTGAGE BACKED SECURITIES:
   1,671    4.50% 2018........................................  $  1,622
   3,074    4.94% 2035........................................     3,049
  90,598    5.50% 2022 -- 2034 +(Q)...........................    90,057
  21,841    6.00% 2022 -- 2037 (Q)............................    22,021
   2,067    6.50% 2014 -- 2017................................     2,120
   2,373    7.00% 2026 -- 2032................................     2,464
      41    7.50% 2024 -- 2025................................        42
     119    8.00% 2013 -- 2024................................       125
      47    8.50% 2009 -- 2024................................        49
       4    9.50% 2008........................................         4
      74    10.00% 2020.......................................        82
                                                                --------
                                                                 121,635
                                                                --------
            REMIC -- IO & IO-ETTE:
     283    5.50% 2015 (P)....................................         3
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- (CONTINUED)
            REMIC -- PAC'S:
 $10,000    4.50% 2020........................................  $  9,488
  27,029    5.00% 2015 -- 2034 +..............................    26,594
  15,802    5.50% 2035........................................    15,671
                                                                --------
                                                                  51,753
                                                                --------
                                                                 173,391
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 34.8%
            MORTGAGE BACKED SECURITIES:
   6,312    4.80% 2035 (L)....................................     6,293
   8,663    4.93% 2035 (L)....................................     8,635
  35,331    5.00% 2018 -- 2035................................    34,406
  14,941    5.34% 2037 (L)....................................    14,999
  24,221    5.50% 2019 -- 2037 (Q)............................    23,987
   9,647    5.59% 2037 (L)....................................     9,681
  27,484    6.00% 2023 -- 2035 (Q)............................    27,872
   4,000    6.02% 2037 (L)....................................     4,072
  25,817    6.50% 2028 -- 2037................................    26,512
   4,374    7.00% 2011 -- 2032................................     4,522
     307    8.00% 2029 -- 2031................................       325
      73    9.00% 2021........................................        79
                                                                --------
                                                                 161,383
                                                                --------
            REMIC-PAC'S:
  11,000    4.50% 2018........................................    10,581
  10,371    5.50% 2035........................................    10,269
   2,032    6.50% 2031........................................     2,097
                                                                --------
                                                                  22,947
                                                                --------
            ZERO COUPON STRIPS:
      18    11.00% 2009 (M)...................................        19
                                                                --------
                                                                 184,349
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.7%
            MORTGAGE BACKED SECURITIES:
  41,322    6.00% 2033 -- 2037 (Q)............................    41,839
   5,456    6.50% 2028 -- 2032................................     5,612
   2,453    7.00% 2032........................................     2,565
     740    7.50% 2022 -- 2030................................       774
     153    8.50% 2017 -- 2030................................       166
     110    9.50% 2009........................................       113
       7    12.50% 2015.......................................         8
                                                                --------
                                                                  51,077
                                                                --------
            OTHER GOVERNMENT AGENCIES -- 9.5%
            SMALL BUSINESS ADMINISTRATION PARTICIPATION
              CERTIFICATES:
   3,560    5.12% 2026........................................     3,535
   2,382    5.23% 2027........................................     2,379
   5,406    5.32% 2027........................................     5,431
   5,484    5.36% 2026........................................     5,524
   4,102    5.37% 2026........................................     4,135
   4,246    5.49% 2027........................................     4,305
   4,223    5.54% 2026........................................     4,294
   4,579    5.70% 2026........................................     4,694

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            OTHER GOVERNMENT AGENCIES -- (CONTINUED)
 $ 4,747    6.07% 2026........................................  $  4,954
  10,798    6.30% 2019........................................    11,134
                                                                --------
                                                                  50,385
                                                                --------
            Total U.S. Government Agencies
              (Cost $459,109).................................  $459,202
                                                                --------
SHORT-TERM INVESTMENTS -- 3.2%
            REPURCHASE AGREEMENTS @ -- 3.1%
   5,206    BNP Paribas Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................  $  5,206
   6,049    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................     6,049
   5,185    UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................     5,185
                                                                --------
                                                                  16,440
                                                                --------
            U.S. GOVERNMENT SECURITIES -- 0.1%
     350    U.S. Treasury Bill,
              5.06%, 06/14/2007 (M)(S)........................       347
                                                                --------
            Total Short-Term Investments
              (Cost $16,786)..................................  $ 16,787
                                                                --------
            Total Investments in Securities
              (Cost $615,730) (C).............................  $615,511
                                                                --------
            Other Assets and Liabilities......................   (86,538)
                                                                --------
            Total Net Asset...................................  $528,973
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $616,097 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $2,824
      Unrealized depreciation..........................  (3,410)
                                                         ------
      Net unrealized depreciation......................  $ (586)
                                                         ======

  + This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $57,409, which represents 10.85% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2007 was $108,328.

 (P) The interest rate disclosed for interest only strips represents an effective yield based on estimated future cash flow at March 31, 2007.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (S)Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                       UNREALIZED
                                NUMBER OF                             APPRECIATION
      DESCRIPTION               CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------               ----------   --------   ----------   --------------
      10 Year U.S. Treasury
       Note                        267        Short     June 2007         $(87)
      U.S. Long Bond                29        Short     June 2007           17
                                                                          ----
                                                                          $(70)
                                                                          ====

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                       SECURITY           COUPON      EXPIRATION
                                         TYPE              RATE          DATE
                                       --------           ------      ----------
      BNP Paribas Joint
       Repurchase Agreement       U.S. Treasury Bonds  6.00%-7.125%   2023-2026
      RBS Greenwich Joint
       Repurchase Agreement       U.S. Treasury Bonds  8.75%-8.875%   2023-2026
      UBS Securities LLC Joint
       Repurchase Agreement       U.S. Treasury Bill         4.875%        2007
                                  U.S. Treasury Notes        12.00%        2013
                                  U.S. Treasury Bonds         6.25%        2023

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 7.7%
     406    Agrium, Inc. (G)..................................  $   15,560
     217    Airgas, Inc. .....................................       9,151
     294    Arch Coal, Inc. (G)...............................       9,018
   5,082    Golden Hope Plantations BHD (A)...................       9,965
     544    Jarden Corp. (D)(G)...............................      20,846
   4,455    Kingboard Chemical Holdings Ltd. (A)..............      18,706
     379    Kinross Gold Corp. (D)............................       5,232
     338    Owens-Illinois, Inc. (D)..........................       8,706
   1,153    Terra Industries, Inc. (D)(G).....................      20,178
                                                                ----------
                                                                   117,362
                                                                ----------
            CAPITAL GOODS -- 5.4%
      76    Bucyrus International, Inc. ......................       3,919
     345    Daktronics, Inc. (G)..............................       9,459
     239    Dresser-Rand Group, Inc. (D)......................       7,271
     514    Goodman Global, Inc. (D)(G).......................       9,060
      58    Hydril Co. (D)....................................       5,601
     208    Lindsay Corp. (G).................................       6,626
     223    Marvel Entertainment, Inc. (D)(G).................       6,189
     122    Scientific Games Corp. Class A (D)................       4,002
     378    TransDigm Group, Inc. (D).........................      13,760
     102    Trina Solar Limited ADR (D)(G)....................       4,490
     205    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................      10,950
                                                                ----------
                                                                    81,327
                                                                ----------
            CONSUMER CYCLICAL -- 11.4%
     138    Advance Auto Parts, Inc. .........................       5,304
     250    Be Aerospace, Inc. (D)............................       7,909
     179    Children's Place Retail Stores, Inc. (D)..........      10,008
   1,369    Corporacion GEO S.A. de C.V. (D)..................       7,951
     369    Cytyc Corp. (D)...................................      12,610
     243    Dollar Tree Stores, Inc. (D)......................       9,308
     128    DSW, Inc. (D)(G)..................................       5,404
     154    Dufry Group (D)...................................      14,409
     161    Gildan Activewear, Inc. (D).......................       9,481
     298    GSI Commerce, Inc. (D)(G).........................       6,725
     400    Jamba, Inc. (D)(G)................................       3,667
   1,091    LKQ Corp. (D).....................................      23,846
     213    Quanta Services, Inc. (D).........................       5,362
     123    The Andersons, Inc. (G)...........................       5,466
     215    Tween Brands, Inc. (D)............................       7,671
     178    Under Armour, Inc. Class A (D)....................       9,118
     246    Urban Outfitters, Inc. (D)........................       6,527
     577    VistaPrint Ltd. (D)...............................      22,099
                                                                ----------
                                                                   172,865
                                                                ----------
            CONSUMER STAPLES -- 1.0%
     399    Jones Soda Co. (D)(G).............................       8,071
     180    Sanderson Farms, Inc. (G).........................       6,678
                                                                ----------
                                                                    14,749
                                                                ----------
            ENERGY -- 4.0%
      96    Atwood Oceanics, Inc. (D).........................       5,646
     208    Cabot Oil & Gas Corp. ............................      13,973
     775    Complete Production Services, Inc. (D)(G).........      15,439
     479    Denbury Resources, Inc. (D).......................      14,272
     105    Goodrich Petroleum Corp. (D)(G)...................       3,538
     282    Oilsands Quest, Inc. (D)..........................         973

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
     239    Western Oil Sands, Inc. Class A (D)...............  $    7,060
                                                                ----------
                                                                    60,901
                                                                ----------
            FINANCE -- 8.2%
   4,140    Aberdeen Asset Management plc (A).................      17,712
     342    Admiral Group plc (A).............................       7,751
     329    Aercap Holdings N.V. (D)..........................       9,574
     450    Allied World Assurance Holdings Ltd. .............      19,234
     935    Covanta Holding Corp. (D).........................      20,730
     113    Delphi Financial Group Class A....................       4,546
      90    GFI Group, Inc. (D)(G)............................       6,104
      83    International Securities Exchange Holdings,
              Inc. ...........................................       4,041
      77    Investment Technology Group, Inc. (D).............       2,999
     129    Jefferies Group, Inc. ............................       3,726
     192    Nuveen Investments, Inc. Class A..................       9,103
     328    ProAssurance Corp. (D)............................      16,753
      32    Wellcare Health Plans, Inc. (D)...................       2,762
                                                                ----------
                                                                   125,035
                                                                ----------
            HEALTH CARE -- 13.5%
     139    Adams Respiratory Therapeutics, Inc. (D)(G).......       4,664
     104    Alexion Pharmaceuticals, Inc. (D)(G)..............       4,497
     426    Alkermes, Inc. (D)................................       6,571
     203    Amylin Pharmaceuticals, Inc. (D)(G)...............       7,574
     425    Arena Pharmaceuticals, Inc. (D)(G)................       4,612
     480    AtheroGenics, Inc. (D)(G).........................       1,348
     264    Charles River Laboratories International, Inc.
              (D).............................................      12,210
     277    Dade Behring Holdings, Inc. ......................      12,131
     346    Digene Corp. (D)..................................      14,667
     114    DJO, Inc. (D).....................................       4,324
     288    Genomic Health, Inc. (D)(G).......................       4,987
     154    Herbalife Ltd. (D)................................       6,030
     807    Human Genome Sciences, Inc. (D)(G)................       8,567
     287    Inverness Medical Innovation (D)(H)...............      12,543
     189    Kyphon, Inc. (D)..................................       8,529
     426    LifePoint Hospitals, Inc. (D).....................      16,265
     280    Manor Care, Inc. .................................      15,194
     294    Medicines Co. (D).................................       7,386
     274    Mentor Corp. (G)..................................      12,621
      75    Northstar Neuroscience, Inc. (D)(G)...............         964
     206    Obagi Medical Products, Inc. (D)..................       3,033
     238    PDL Biopharma, Inc. (D)...........................       5,173
     210    Pharmaceutical Product Development, Inc. .........       7,062
     224    Sunrise Senior Living, Inc. (D)...................       8,845
     449    Symbion, Inc. (D).................................       8,796
      44    Ventana Medical Systems, Inc. (D).................       1,827
     159    Vertex Pharmaceuticals, Inc. (D)..................       4,446
                                                                ----------
                                                                   204,866
                                                                ----------
            SERVICES -- 17.7%
     112    Anixter International, Inc. (D)...................       7,379
      83    Central European Media Enterprises Ltd. (D).......       7,322
     111    Corrections Corp. of America (D)..................       5,849
      72    Digital River, Inc. (D)...........................       3,956
     262    Factset Research Systems, Inc. ...................      16,480
     185    Focus Media Holding Ltd. ADR (D)(G)...............      14,507
     401    Foundry Networks, Inc. (D)........................       5,440
     273    GameTech International, Inc. (D)..................       3,334

 HARTFORD SMALL COMPANY HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      59    Geo Group, Inc. (D)...............................  $    2,665
     503    Hythiam, Inc. (D)(H)(G)...........................       3,417
     204    inVentiv Health, Inc. (D).........................       7,800
     326    Iron Mountain, Inc. (D)...........................       8,513
     242    Jackson Hewitt Tax Service, Inc. .................       7,775
     110    Jacobs Engineering Group, Inc. (D)................       5,113
     110    Life Time Fitness, Inc. (D)(G)....................       5,635
     461    Live Nation, Inc. (D).............................      10,173
     631    Mentor Graphics Corp. (D).........................      10,312
     540    MoneyGram International, Inc. ....................      15,003
     646    Net Servicos de Comunicacao S.A...................       8,740
     172    Orient Express Hotels Ltd. Class A................      10,307
     304    Pinnacle Entertainment, Inc. (D)..................       8,831
     377    Priceline.com, Inc. (D)(G)........................      20,081
     609    Sapient Corp. (D).................................       4,176
     200    Stericycle, Inc. (D)(G)...........................      16,337
     254    Taleo Corp. Class A (D)(G)........................       4,211
     702    TeleTech Holdings, Inc. (D).......................      25,747
     229    Tetra Technologies, Inc. (D)......................       5,668
     179    Washington Group International, Inc. (D)..........      11,911
     214    WNS Holdings Ltd. ADR (D).........................       6,224
     320    World Wrestling Entertainment, Inc. ..............       5,218
                                                                ----------
                                                                   268,124
                                                                ----------
            TECHNOLOGY -- 25.2%
     826    Activision, Inc. (D)..............................      15,639
     421    American Reprographics Co. (D)....................      12,965
      86    Amphenol Corp. Class A............................       5,566
     309    Ansys, Inc. (D)...................................      15,707
   1,781    Art Technology Group, Inc. (D)....................       4,131
     329    Aspen Technology, Inc. (D)........................       4,277
     147    Belden CDT, Inc. .................................       7,856
     456    CDC Corp. (D).....................................       4,118
     223    China Techfaith Wirls Communication Technology ADR
              (D)(G)..........................................       2,038
     674    Cirrus Logic, Inc. (D)............................       5,161
     165    Ctrip.Com International Ltd. (G)..................      11,074
     226    Emulex Corp. (D)..................................       4,134
     179    Equinix, Inc. (D)(G)..............................      15,365
     436    Evergreen Solar, Inc. (G).........................       4,251
      50    FormFactor, Inc. (D)..............................       2,251
     577    Fossil, Inc. (D)..................................      15,275
     358    Hologic, Inc. (D).................................      20,654
     267    IHS, Inc. (D).....................................      10,983
     248    Interactive Data Corp. ...........................       6,138
     338    Kenexa Corp. (D)(G)...............................      10,527
     337    Leap Wireless International, Inc. (D).............      22,234
     212    Microsemi Corp. (D)...............................       4,401
     388    Ness Technologies, Inc. (D).......................       4,962
     464    Neustar, Inc. (D).................................      13,195
     466    Nuance Communications, Inc. (D)(G)................       7,128
     735    O2Micro International Ltd. ADR (D)................       5,805
     185    Power Integrations, Inc. (D)......................       4,181
     388    QLogic Corp. (D)..................................       6,601

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
      71    Rackable Systems, Inc. (D)(G).....................  $    1,196
     610    Red Hat, Inc. (D).................................      13,996
     274    S.O.I. Tec S.A. (D)(A)(G).........................       6,561
     290    SiRF Technology Holdings, Inc. (D)(G).............       8,054
     236    Sirona Dental Systems, Inc. (G)...................       8,132
   1,148    Sonus Networks, Inc. (D)..........................       9,266
     304    Teledyne Technologies, Inc. (D)...................      11,397
     454    Tencent Holdings Ltd. (A).........................       1,477
     285    THQ, Inc. (D).....................................       9,740
     193    Transaction Systems Architects, Inc. (D)..........       6,248
     153    Trimble Navigation Ltd. (D).......................       4,115
     386    Trizetto Group, Inc. (D)..........................       7,733
     914    VA Software Corp. (D)(G)..........................       3,685
     725    VeriFone Holdings, Inc. (D).......................      26,616
     404    Verint Systems, Inc. (D)..........................      12,986
     323    WebSideStory, Inc. (D)............................       4,188
                                                                ----------
                                                                   382,007
                                                                ----------
            TRANSPORTATION -- 3.7%
   3,744    Air Asia BHD (D)(A)...............................       1,916
     455    American Commercial Lines, Inc. (D)...............      14,319
     193    American Rail Car Industries, Inc. (G)............       5,738
     126    Copa Holdings S.A. Class A........................       6,474
      60    Genesee & Wyoming, Inc. Class A (D)...............       1,607
     172    Kansas City Southern (D)(G).......................       6,130
     330    Landstar System, Inc. ............................      15,110
     153    Wabtec............................................       5,287
                                                                ----------
                                                                    56,581
                                                                ----------
            UTILITIES -- 0.7%
     264    Theolia S.A. (D)(A)...............................      10,819
                                                                ----------
            Total Common Stock
              (Cost $1,335,421)...............................  $1,494,636
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.2%
            REPURCHASE AGREEMENTS @ -- 1.1%
 $    55    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $       55
   2,474    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       2,474
   2,043    BNP Paribas Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................       2,043
   2,368    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       2,368
   1,330    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       1,330
   2,373    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................       2,373

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
   2,034    UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................  $    2,034
   4,363    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       4,363
                                                                ----------
                                                                    17,040
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.1%
            CASH COLLATERAL REINVESTMENT FUND:
 183,168    BNY Institutional Cash Reserve Fund...............     183,168
                                                                ----------
            Total Short-Term Investments
              (Cost $200,208).................................  $  200,208
                                                                ----------
            Total Investments in Securities
              (Cost $1,535,629) (C)...........................  $1,694,844
                                                                ----------
            Other Assets and Liabilities......................    (177,257)
                                                                ----------
            Total Net Assets..................................  $1,517,587
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.24% of total net assets at March 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $74,907, which represents 4.94% of total net assets.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,538,848 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $192,268
      Unrealized depreciation........................   (36,272)
                                                       --------
      Net unrealized appreciation....................  $155,996
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED  SHARES/PAR             SECURITY            COST BASIS
      ---------------  ----------             --------            ----------
      1/2007-3/2007       503       Hythiam, Inc.                  $ 4,058
      1/2007-3/2007       287       Inverness Medical Innovation    11,173

     The aggregate value of these securities at March 31, 2007 was $15,960, which represents 1.05% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                       SECURITY            COUPON      EXPIRATION
                                         TYPE               RATE          DATE
                                       --------            ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                         5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond           7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                  5.00%-5.50%   2035-2036
                                  FNMA                   5.00%-6.50%   2035-2037
      BNP Paribas Joint
       Repurchase Agreement       U.S. Treasury Bonds   6.00%-7.125%   2023-2026
      Deutsche Bank Securities
       Triparty Joint Repurchase
       Agreement                  FHLMC                  5.00%-6.00%   2019-2037
      RBS Greenwich Joint
       Repurchase Agreement       U.S. Treasury Bonds   8.75%-8.875%   2023-2026
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                 4.50%-10.50%   2008-2037
                                  FNMA                   4.50%-8.00%   2007-2046
      UBS Securities LLC Joint
       Repurchase Agreement       U.S. Treasury Bill          4.875%        2007
                                  U.S. Treasury Notes         12.00%        2013
                                  U.S. Treasury Bonds          6.25%        2023

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 6.0%
       7    AEP Industries, Inc. (D)..........................  $      296
      19    AK Steel Holding Corp. (D)........................         450
      18    Aventine Renewable Energy Holdings, Inc. (D)(G)...         332
      12    Balchem Corp. ....................................         214
      10    Cabot Microelectronics Corp. (D)..................         328
      42    Carpenter Technology Corp. .......................       5,024
      63    Century Aluminum Co. (D)..........................       2,972
      98    Ceradyne, Inc. (D)................................       5,375
      38    Champion Enterprises, Inc. (D)....................         332
     125    Chaparral Steel Co. ..............................       7,263
     220    Cleveland-Cliffs, Inc. (G)........................      14,089
       7    Deltic Timber Corp. ..............................         337
      13    Georgia Gulf Corp. ...............................         207
      23    Hercules, Inc. (D)................................         440
     174    Insteel Industries, Inc. .........................       2,922
       6    NCI Building Systems, Inc. (D)....................         293
       6    Neenah Paper, Inc. ...............................         252
       9    Pioneer Co. (D)...................................         243
      14    Playtex Products, Inc. (D)........................         190
       9    Quanex Corp. .....................................         374
       3    RTI International Metals, Inc. (D)................         232
     157    Select Comfort Corp. (D)(G).......................       2,787
     161    Sun Hydraulics Corp. .............................       4,293
     253    Tempur-Pedic International, Inc. (G)..............       6,570
     123    Timken Co. .......................................       3,725
      24    Wausau Paper Corp. ...............................         338
      32    Xerium Technologies, Inc. ........................         253
                                                                ----------
                                                                    60,131
                                                                ----------
            CAPITAL GOODS -- 6.2%
      53    Armor Holdings, Inc. (D)..........................       3,542
       7    Clarcor, Inc. ....................................         229
      10    Columbus McKinnon Corp. (D).......................         229
      12    Daktronics, Inc. .................................         337
     184    Graco, Inc. ......................................       7,196
      67    II VI, Inc. (D)...................................       2,264
      84    Intevac, Inc. (D).................................       2,212
     101    Lennox International, Inc. .......................       3,613
      50    Lone Star Technologies, Inc. (D)..................       3,282
      45    Lufkin Industries, Inc. ..........................       2,524
      15    Marvel Entertainment, Inc. (D)....................         413
     109    MKS Instruments, Inc. (D).........................       2,779
      95    Nordson Corp. ....................................       4,432
       8    Oil States International, Inc. (D)................         256
      17    Orbital Sciences Corp. (D)........................         327
       6    SauerDanfoss, Inc. ...............................         193
     217    Steelcase, Inc. ..................................       4,306
     205    Tennant Co. ......................................       6,455
      11    Tessera Technologies, Inc. (D)....................         452
      73    Toro Co. .........................................       3,746
     255    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................      13,596
                                                                ----------
                                                                    62,383
                                                                ----------
            CONSUMER CYCLICAL -- 13.4%
     108    Aeropostale, Inc. (D).............................       4,325
      10    Albany International Corp. Class A................         367
     192    American Woodmark Corp. (G).......................       7,051

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            CONSUMER CYCLICAL -- (CONTINUED)
       2    AMREP Corp. (G)...................................  $      186
     197    AnnTaylor Stores Corp. (D)........................       7,636
     143    Applied Industrial Technologies, Inc. ............       3,502
     911    Arris Group, Inc. (D).............................      12,820
     122    Bon-Ton Stores, Inc. (G)..........................       6,861
       5    Brown Shoe Co., Inc. .............................         189
      89    Charlotte Russe Holding, Inc. (D).................       2,561
      17    Charming Shoppes, Inc. (D)........................         220
       4    Cherokee, Inc. ...................................         189
       4    Deckers Outdoor Corp. (D).........................         315
     107    Dress Barn, Inc. (D)(G)...........................       2,221
     319    DSW, Inc. (D)(G)..................................      13,448
     125    First Cash Financial Services, Inc. (D)...........       2,794
       5    Granite Construction, Inc. .......................         252
       8    Guess?, Inc. .....................................         332
      12    Gymboree Corp. (D)................................         484
       6    Herman Miller, Inc. ..............................         196
     179    Hot Topic, Inc. (D)...............................       1,985
      13    Iconix Brand Group, Inc. (D)......................         269
     224    J. Crew Group, Inc. (D)...........................       9,010
      20    Kimball International, Inc. ......................         386
       7    K-Swiss, Inc. ....................................         184
      97    Maidenform Brands, Inc. (D).......................       2,244
      53    McGrath RentCorp..................................       1,666
       7    Men's Wearhouse, Inc. ............................         349
     223    New York & Co., Inc. (D)..........................       3,520
     163    Noble International Ltd. .........................       2,728
      48    P. F. Chang's China Bistro, Inc. (D)..............       1,989
       8    Payless ShoeSource, Inc. (D)......................         262
     131    Phillips-Van Heusen Corp. ........................       7,723
      23    PSS World Medical, Inc. (D).......................         495
     200    Quicksilver, Inc. (D)(G)..........................       2,317
     101    RARE Hospitality International, Inc. (D)..........       3,036
     111    Sigma Designs, Inc. (D)(G)........................       2,915
     412    Skechers U.S.A., Inc. Class A (D).................      13,821
       7    Sotheby's.........................................         310
     201    Source Information Management Co. (D)(G)..........       1,347
     181    Talbots, Inc. (G).................................       4,265
       7    The Buckle, Inc. .................................         245
     419    True Religion Apparel, Inc. (D)(G)................       6,801
                                                                ----------
                                                                   133,816
                                                                ----------
            CONSUMER STAPLES -- 0.6%
       8    Boston Beer Co., Inc. Class A (D).................         268
       6    Chattem, Inc. (D).................................         360
       9    Lancaster Colony Corp. ...........................         379
       4    Ralcorp Holdings, Inc. (D)........................         244
     513    Sally Beauty Co., Inc. (D)........................       4,709
                                                                ----------
                                                                     5,960
                                                                ----------
            ENERGY -- 4.6%
      10    Alon USA Energy, Inc. ............................         358
       7    Berry Petroleum Co. ..............................         212
      23    Bois d'Arc Energy, Inc. (D).......................         300
     201    Cabot Oil & Gas Corp. ............................      13,501
      21    Callon Petroleum Corp. (D)........................         283
       8    Clayton Williams Energy, Inc. (D).................         223
      13    Comstock Resources, Inc. (D)......................         344
       8    Crosstex Energy, Inc. ............................         216
     271    Delek U.S. Holdings, Inc. ........................       5,176

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
      64    Frontier Oil Corp. ...............................  $    2,086
       2    Giant Industries, Inc. (D)........................         181
     653    Grey Wolf, Inc. (D)...............................       4,375
      10    Headwaters, Inc. (D)..............................         227
      71    Hercules Offshore, Inc. (D)(G)....................       1,864
      12    Mariner Energy, Inc. (D)..........................         224
       4    Penn Virginia Corp. ..............................         288
      25    Petrohawk Energy Corp. (D)........................         330
       7    Petroleum Development Corp. (D)...................         382
     373    Pioneer Drilling Co. (D)..........................       4,729
      99    St. Mary Land & Exploration Co. ..................       3,628
      66    Swift Energy Co. (D)..............................       2,740
     105    Trico Marine Services, Inc. (D)(G)................       3,894
      82    Vaalco Energy, Inc. (D)...........................         427
       9    WD40 Co. .........................................         283
       5    W-H Energy Services (D)...........................         237
                                                                ----------
                                                                    46,508
                                                                ----------
            FINANCE -- 8.6%
     162    Advanta Corp. Class B.............................       7,115
      45    Allied World Assurance Holdings Ltd. .............       1,924
      25    Amerigroup Corp. (D)+.............................         761
     274    Amerisafe, Inc. (D)...............................       5,169
     139    Arch Capital Group Ltd. (D).......................       9,461
     277    Aspen Insurance Holdings Ltd. ....................       7,260
      16    Centene Corp. (D).................................         337
      37    City Holding Co. .................................       1,476
      11    Cousins Properties, Inc. .........................         346
      10    Credit Acceptance Corp. (D).......................         268
      72    Dollar Financial Corp. (D)........................       1,832
       4    EastGroup Properties, Inc. .......................         219
      55    eHealth, Inc. (D).................................       1,283
     375    Encore Capital Group, Inc. (D)(G).................       3,728
      30    Ezcorp, Inc. (D)..................................         445
     108    First Community Bancorp, Inc. ....................       6,084
       9    Getty Realty Corp. ...............................         247
       5    Greenhill & Co., Inc. (G).........................         294
       8    HealthExtras, Inc. (D)............................         227
     301    Hersha Hospitality Trust..........................       3,540
     388    Impac Mortgage Holdings, Inc. (G).................       1,942
      95    IndyMac Bancorp, Inc. (G).........................       3,035
      10    Inland Real Estate Corp. .........................         190
       5    International Securities Exchange Holdings,
              Inc. ...........................................         229
      77    Maguire Properties, Inc. .........................       2,749
      16    Molina Healthcare, Inc. (D).......................         484
     116    National Financial Partners Corp. ................       5,432
     270    Net 1 UEPS Technologies, Inc. (D)(G)..............       6,709
      15    Omega Healthcare Investors........................         263
      10    optionsXpress Holdings, Inc. .....................         244
       4    PS Business Parks, Inc. ..........................         260
       8    Saul Centers, Inc. ...............................         457
      80    Strategic Hotels & Resorts, Inc. .................       1,836
      50    Sunstone Hotel Investors, Inc. ...................       1,360
      83    UTStarcom, Inc. (D)(G)............................         688
     149    Waddell and Reed Financial, Inc. Class A..........       3,477
      58    Wellcare Health Plans, Inc. (D)...................       4,902
                                                                ----------
                                                                    86,273
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- 17.2%
     300    Acadia Pharmaceuticals, Inc. (D)(G)...............  $    4,501
       7    Adams Respiratory Therapeutics, Inc. (D)..........         229
       8    Affymetrix, Inc. (D)..............................         250
     643    Alkermes, Inc. (D)................................       9,926
      30    Alliance Imaging, Inc. (D)........................         265
      11    Alpharma, Inc. Class A............................         254
     238    American Oriental Bioengineering, Inc. (D)........       2,230
     132    Amylin Pharmaceuticals, Inc. (D)(G)...............       4,928
     504    Applera Corp. -- Celera Group (D).................       7,150
      21    Apria Healthcare Group, Inc. (D)..................         670
     350    Ciphergen Biosystems, Inc. (D)....................         490
      99    CONMED Corp. (D)..................................       2,888
     831    CV Therapeutics, Inc. (D)(G)......................       6,543
     283    Cytokinetics, Inc. (D)............................       1,972
       5    Digene Corp. (D)..................................         193
     814    Encysive Pharmaceuticals, Inc. (D)(G).............       2,205
     450    Exelixis, Inc. (D)................................       4,471
       6    Haemonetics Corp. (D).............................         281
       9    Healthways, Inc. (D)..............................         423
     267    Human Genome Sciences, Inc. (D)(G)................       2,833
     129    Immucor, Inc. (D)+................................       3,808
     301    Incyte Corp. (D)..................................       1,984
      14    InterMune, Inc. (D)(G)............................         335
     150    Isis Pharmaceuticals, Inc. (D)....................       1,387
       6    Kyphon, Inc. (D)..................................         269
       5    LCA-Vision, Inc. .................................         218
       9    Lifecell Corp. (D)................................         237
     479    LifePoint Hospitals, Inc. (D).....................      18,292
     125    Longs Drug Stores Corp. ..........................       6,455
      86    Magellan Health Services, Inc. (D)................       3,608
     255    Mannatech, Inc. (G)...............................       4,088
       7    MedCath Corp. (D).................................         197
      13    Medical Action Industries, Inc. (D)...............         313
      15    Medicines Co. (D).................................         369
      13    Medicis Pharmaceutical Corp. Class A..............         392
     193    Mentor Corp. +....................................       8,864
      10    Meridian Bioscience, Inc. ........................         285
      10    MGI Pharma, Inc. (D)..............................         218
      10    NBTY, Inc. (D)....................................         542
       4    New River Pharmaceuticals, Inc. (D)(G)............         251
   1,392    NPS Pharmaceuticals, Inc. (D).....................       4,718
     176    Onyx Pharmaceuticals, Inc. (D)(G).................       4,362
      11    OSI Pharmaceuticals, Inc. (D).....................         352
       8    Par Pharmaceutical Cos., Inc. (D).................         198
       7    PAREXEL International Corp. (D)...................         256
     505    Perrigo Co. ......................................       8,911
      94    PharmaNet Development Group, Inc. (D).............       2,439
     186    Pharmion Corp. (D)................................       4,879
      80    Progenics Pharmaceuticals, Inc. (D)...............       1,892
     499    Regeneron Pharmaceuticals, Inc. (D)...............      10,789
     518    Rigel Pharmaceuticals, Inc. (D)...................       5,625
     155    Salix Pharmaceuticals Ltd. (D)(G).................       1,957
      11    Sciele Pharma, Inc. (D)...........................         265
     294    STERIS Corp. .....................................       7,801
       9    SurModics, Inc. (D)(G)............................         324
       6    United Therapeutics Corp. (D).....................         309
      12    Valeant Pharmaceuticals International.............         213
      22    ViroPharma, Inc. (D)..............................         319
       9    West Pharmaceutical Services......................         419

 HARTFORD SMALLCAP GROWTH HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     149    Wright Medical Group, Inc. (D)....................  $    3,317
     180    Zoll Medical Corp. (D)+...........................       4,793
     231    Zymogenetics, Inc. (D)(G).........................       3,592
                                                                ----------
                                                                   172,544
                                                                ----------
            SERVICES -- 13.4%
      44    Advisory Board Co. (D)............................       2,232
       9    Allscripts Healthcare Solutions, Inc. (D).........         249
       4    Anixter International, Inc. (D)...................         257
     450    BISYS Group, Inc. (D)(G)..........................       5,159
       5    CACI International, Inc. Class A (D)..............         225
      67    Central European Media Enterprises Ltd. (D).......       5,912
     119    Cerner Corp. (D)(G)...............................       6,490
      21    Cogent, Inc. (D)..................................         276
      18    Coinmach Service Corp. ...........................         190
       7    Coinstar, Inc. (D)................................         228
      95    Comsys IT Partners, Inc. (D)......................       1,891
      23    Corvel (D)........................................         700
       8    DeVry, Inc. ......................................         229
      13    Diamond Management & Technology...................         157
      12    Digital River, Inc. (D)...........................         664
     120    Factset Research Systems, Inc. ...................       7,542
      27    First Consulting Group, Inc. (D)..................         245
      29    Foundry Networks, Inc. (D)........................         395
       7    Geo Group, Inc. (D)...............................         339
      91    Gevity HR, Inc. ..................................       1,790
     510    Global Imaging Systems, Inc. (D)..................       9,953
     151    Healthspring, Inc. (D)............................       3,550
      84    Heidrick & Struggles International, Inc. (D)......       4,087
     260    Hub Group, Inc. (D)...............................       7,543
     146    Imergent, Inc. (G)................................       2,847
      10    Inter-Tel, Inc. ..................................         232
      74    inVentiv Health, Inc. (D).........................       2,841
      23    INVESTools, Inc. (D)..............................         321
     210    ITT Educational Services, Inc. (D)................      17,080
     187    Jack Henry & Associates, Inc. ....................       4,495
      12    Korn/Ferry International (D)......................         267
     163    Live Nation, Inc. (D).............................       3,596
      12    Lodgenet Entertainment Corp. (D)..................         375
      18    Macrovision Corp. (D).............................         455
      17    Manhattan Associates, Inc. (D)....................         477
       6    Mantech International Corp. Class A (D)...........         210
     146    Martha Stewart Living Omnimedia, Inc. (G).........       2,477
       5    Micros Systems (D)................................         275
      75    MoneyGram International, Inc. ....................       2,079
      22    Netscout Systems, Inc. (D)........................         195
     181    Parametric Technology Corp. (D)...................       3,462
     256    Perot Systems Corp. Class A (D)...................       4,568
     176    Priceline.com, Inc. (D)(G)........................       9,397
       9    Quality Systems (G)...............................         364
     121    Resources Connection, Inc. (D)....................       3,884
      21    Sinclair Broadcast Group, Inc. Class A............         331
       8    Standard Parking Corp. (D)........................         291
       8    TeleTech Holdings, Inc. (D).......................         305
      14    Time Warner Telecom, Inc. Class A (D).............         285
     188    Watson Wyatt Worldwide, Inc. .....................       9,165
     100    Wright Express Corp. (D)..........................       3,045
                                                                ----------
                                                                   133,622
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- 25.0%
     304    Acuity Brands, Inc. (G)...........................  $   16,561
     132    Acxiom Corp. .....................................       2,823
      15    ADTRAN, Inc. .....................................         365
     614    Advanced Energy Industries, Inc. (D)..............      12,919
      11    American Medical Systems Holdings (D).............         233
       4    American Science & Engineering, Inc. (D)(G).......         226
     742    Amkor Technology, Inc. (D)(G).....................       9,257
      20    Ansoft Corp. (D)..................................         630
     101    Ansys, Inc. (D)...................................       5,104
       7    Atlantic Tele-Network, Inc. ......................         191
       5    Baldor Electric...................................         204
      93    Benchmark Electronics, Inc. (D)...................       1,923
       6    Biosite Diagnostics, Inc. (D).....................         514
     219    Blackbaud, Inc. ..................................       5,354
     894    Brocade Communications Systems, Inc. (D)..........       8,514
      23    Bruker BioSciences Corp. (D)......................         238
      20    C-COR.net Corp. (D)...............................         277
     316    Cirrus Logic, Inc. (D)............................       2,423
      74    Comtech Telecommunications Corp. (D)..............       2,866
     220    CSG Systems International, Inc. (D)...............       5,494
       6    Datascope Corp. ..................................         203
       7    DealerTrack Holdings, Inc. (D)....................         206
       4    Dionex Corp. (D)..................................         281
      32    Dobson Communications Corp. (D)...................         276
     406    Eagle Test Systems, Inc. (D)......................       6,761
     230    eFunds Corp. (D)..................................       6,132
     750    Emulex Corp. (D)..................................      13,714
       7    FEI Co. (D).......................................         242
      10    FLIR Systems, Inc. (D)............................         360
       6    FormFactor, Inc. (D)..............................         284
       5    General Cable Corp. (D)...........................         274
      19    General Communication, Inc. Class A (D)...........         271
     223    Golden Telecom, Inc. .............................      12,366
      18    Harmonic, Inc. (D)................................         176
       9    Hologic, Inc. (D).................................         507
     103    Hyperion Solutions Corp. (D)......................       5,355
       9    IHS, Inc. (D).....................................         358
      18    Informatica Corp. (D).............................         241
      20    infoUSA, Inc. ....................................         190
      21    Internap Network Services Corp. (D)...............         327
      21    Interwoven, Inc. (D)..............................         357
     268    j2 Global Communications, Inc. (D)(G).............       7,417
     212    Komag, Inc. (D)...................................       6,939
     152    Lamson & Sessions Co. (D).........................       4,216
      12    Lightbridge, Inc. (D).............................         214
      59    LTX Corp. (D).....................................         360
     424    Micrel, Inc. (D)..................................       4,675
      90    MicroStrategy, Inc. (D)+..........................      11,428
      22    Middleby Corp. (D)................................       2,848
      98    Neustar, Inc. (D).................................       2,776
     213    Novatel, Inc. (D).................................       7,883
      27    Nuance Communications, Inc. (D)(G)................         415
     300    ON Semiconductor Corp. (D)........................       2,673
      24    PAETEC Holding Corp. (D)..........................         246
     117    Palomar Medical Technologies, Inc. (D)(G).........       4,670
      18    Phase Forward, Inc. (D)...........................         231
      36    Photon Dynamics, Inc. (D).........................         455
     171    Polycom, Inc. (D).................................       5,685
      92    RealNetworks, Inc. (D)+...........................         724

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     115    Regal-Beloit Corp. ...............................  $    5,324
      35    RF Micro Devices, Inc. (D)(G).....................         220
       5    SAVVIS, Inc. (D)..................................         254
     276    Silicon Image, Inc. (D)...........................       2,252
      71    Silicon Storage Technology, Inc. (D)..............         349
      12    SiRF Technology Holdings, Inc. (D)................         331
     820    Skyworks Solutions, Inc. (D)......................       4,716
     151    Smart Modular Technologies, Inc. (D)..............       1,930
     331    Spectrum Brands, Inc. (D)(G)......................       2,093
       8    Supertex, Inc. (D)................................         249
     157    Sybase, Inc. (D)..................................       3,964
      34    Syniverse Holdings, Inc. (D)......................         354
     222    Syntax-Brillian Corp. (D)(G)......................       1,864
      17    Techwell, Inc. (D)................................         214
      10    The Knot, Inc. (D)................................         215
      64    Tibco Software, Inc. (D)..........................         548
     129    Travelzoo, Inc. (D)(G)............................       4,725
      22    Trident Microsystems, Inc. (D)+...................         439
      86    Triumph Group, Inc. ..............................       4,758
     423    Trizetto Group, Inc. (D)..........................       8,469
     102    Ultra Clean Holdings, Inc. (D)....................       1,758
      65    United Industrial Corp. (G).......................       3,566
     364    United Online, Inc. (G)...........................       5,101
      10    Valueclick, Inc. (D)..............................         272
       5    Varian, Inc. (D)..................................         275
      11    Vignette Corp. (D)................................         210
     282    Vishay Intertechnology, Inc. (D)..................       3,942
       6    Vital Images, Inc. (D)............................         200
       5    WebEx Communications, Inc. (D)....................         279
      18    Websense, Inc. (D)................................         421
      43    Wind River Systems, Inc. (D)......................         425
      35    Zoran Corp. (D)+..................................         590
                                                                ----------
                                                                   249,159
                                                                ----------
            TRANSPORTATION -- 4.0%
      61    Alaska Air Group, Inc. (D)........................       2,331
     360    American Commercial Lines, Inc. (D)...............      11,329
      49    ExpressJet Holdings, Inc. (D)+....................         284
     135    Freighter America, Inc. (G).......................       6,517
     155    General Maritime Corp. (G)........................       4,483
      16    Horizon Lines, Inc. Class A.......................         535
       7    Hornbeck Offshore Services, Inc. (D)..............         203
     553    Knight Transportation, Inc. (G)...................       9,847
      46    Thor Industries, Inc. ............................       1,820
     133    Werner Enterprises, Inc. .........................       2,408
       6    Winnebago Industries, Inc. .......................         212
                                                                ----------
                                                                    39,969
                                                                ----------
            Total Common Stock
              (Cost $887,012).................................  $  990,365
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 18.7%
            REPURCHASE AGREEMENTS @ -- 1.6%
 $    74    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $       74
   3,346    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................       3,346
     402    BNP Paribas Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................         402
   3,202    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       3,202
   1,799    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       1,799
     467    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................         467
     400    UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................         400
   5,900    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................       5,900
                                                                ----------
                                                                    15,590
                                                                ----------
            U.S. GOVERNMENT SECURITIES -- 0.0%
     200    U.S. Treasury Bill,
              5.06%, 06/14/2007 (M)(S)........................         198
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 17.1%
            CASH COLLATERAL REINVESTMENT FUND:
 170,888    BNY Institutional Cash Reserve Fund...............     170,888
                                                                ----------
            Total Short-Term Investments
              (Cost $186,676).................................  $  186,676
                                                                ----------
            Total Investments in Securities
              (Cost $1,073,688) (C)...........................  $1,177,041
                                                                ----------
            Other Assets and Liabilities......................    (176,466)
                                                                ----------
            Total Net Assets..................................  $1,000,575
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.79% of total net assets at March 31, 2007.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $1,076,580 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $154,423
      Unrealized depreciation........................   (53,962)
                                                       --------
      Net unrealized appreciation....................  $100,461
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

 HARTFORD SMALLCAP GROWTH HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  + This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S)Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                        UNREALIZED
                                 NUMBER OF                             APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------                ----------   --------   ----------   --------------
      Russell 2000 Mini              13         long     June 2007         $(6)
                                                                           ===

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                       SECURITY           COUPON      EXPIRATION
                                         TYPE              RATE          DATE
                                       --------        ------------   ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      BNP Paribas Joint
       Repurchase Agreement       U.S. Treasury Bonds  6.00%-7.125%   2023-2026
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      RBS Greenwich Joint
       Repurchase Agreement       U.S. Treasury Bonds  8.75%-8.875%   2023-2026
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046
      UBS Securities LLC Joint
       Repurchase Agreement       U.S. Treasury Bill         4.875%        2007
                                  U.S. Treasury Notes        12.00%        2013
                                  U.S. Treasury Bonds         6.25%        2023

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 95.4%
            BASIC MATERIALS -- 8.4%
      3     AptarGroup, Inc. (G)..............................  $    221
     43     Balchem Corp. (G).................................       764
      3     Barnes Group, Inc. ...............................        64
     12     Buckeye Technologies, Inc. (D)....................       151
      1     CIRCOR International, Inc. .......................        25
      4     Cleveland-Cliffs, Inc. (G)........................       230
      1     Georgia Gulf Corp. (G)............................         8
      2     Greif, Inc. (G)...................................       211
      8     H.B. Fuller Co. ..................................       207
     10     Hercules, Inc. (D)................................       195
      3     Innospec, Inc. (G)................................       179
     28     Landec Corp. (D)(G)...............................       397
     40     Matthews International Corp. Class A..............     1,624
     15     Neenah Paper, Inc. ...............................       584
      1     NN, Inc. (G)......................................         6
      4     OM Group, Inc. (D)................................       188
     --     Pioneer Co. (D)(G)................................         3
      2     Playtex Products, Inc. (D)........................        33
      6     Rock Tenn Co. Class A.............................       199
      2     Rockwood Holdings, Inc. (D)(G)....................        55
     22     RPM International, Inc. (G).......................       513
      8     Sensient Technologies Corp. ......................       206
      3     Silgan Holdings, Inc. ............................       174
      3     Spartech Corp. ...................................        94
     53     Tempur-Pedic International, Inc. (G)..............     1,377
      5     Tredegar Corp. ...................................       116
      6     Tupperware Brands Corp. (G).......................       152
     11     USEC, Inc. (D)(G).................................       177
     --     Valmont Industries, Inc. (G)......................        17
     11     Watts Water Technologies, Inc. (G)................       418
                                                                --------
                                                                   8,588
                                                                --------
            CAPITAL GOODS -- 5.8%
      1     ACCO Brands Corp. (D)(G)..........................        17
     10     Asyst Technologies, Inc. (D)(G)...................        70
      5     Axcelis Technologies, Inc. (D)(G).................        37
     --     Blyth, Inc. ......................................         6
      2     Brooks Automation, Inc. (D)(G)....................        31
      1     Cascade Corp. (G).................................        42
     49     Clarcor, Inc. (G).................................     1,552
      1     Goodman Global, Inc. (D)(G).......................        21
      1     Gulf Island Fabrication (G).......................        16
     28     Hexcel Corp. (D)(G)...............................       548
      1     Imation Corp. ....................................        57
     --     Jakks Pacific, Inc. (D)(G)........................        10
     31     K2, Inc. (D)(G)...................................       375
      1     Kaman Corp. ......................................        23
     --     Leapfrog Enterprises, Inc. (D)(G).................         4
     26     Lincoln Electric Holdings, Inc. (G)...............     1,543
      2     Marine Products Corp. ............................        16
      8     MKS Instruments, Inc. (D).........................       194
      4     Modine Manufacturing Co. (G)......................        87
      1     Nacco Industries, Inc. Class A....................        69
      1     Nautilus Group, Inc. (G)..........................        15
      3     Nordson Corp. (G).................................       158
     --     Oil States International, Inc. (D)................        10
      2     Orbital Sciences Corp. (D)........................        39
     11     RC2 Corp. (D).....................................       424
      2     SauerDanfoss, Inc. (G)............................        48

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      4     Steinway Musical Instruments......................  $    119
     --     Tennant Co. ......................................         6
      3     Universal Compression Holdings, Inc. (D)(G).......       183
      1     Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................        43
      3     Woodward Governor Co. ............................       119
                                                                --------
                                                                   5,882
                                                                --------
            CONSUMER CYCLICAL -- 13.2%
      6     99 Cents Only Stores (D)(G).......................        94
      1     A.M. Castle & Co. (G).............................        23
     10     Adaptec, Inc. (D)(G)..............................        38
      2     AFC Enterprises, Inc. (D).........................        46
     27     Aftermarket Technology Corp. (D)..................       643
      7     Agilysys, Inc. (G)................................       146
     20     Alliance One International, Inc. (D)(G)...........       187
     --     AMREP Corp. (G)...................................        23
     --     Ariba, Inc. (D)(G)................................         4
      9     Arvinmeritor, Inc. (G)............................       157
     --     Asbury Automotive Group...........................         8
     10     Big Lots, Inc. (D)(G).............................       313
     10     Blockbuster, Inc. Class A (D)(G)..................        64
      1     BlueLinx Holdings, Inc. (G).......................         7
      5     BorgWarner, Inc. (G)..............................       407
      2     Brown Shoe Co., Inc. (G)..........................        99
     --     Building Material Holding Corp. (G)...............         4
      1     Casey's General Stores, Inc. .....................        28
      1     CEC Entertainment, Inc. (D).......................        58
      4     Charming Shoppes, Inc. (D)(G).....................        53
     14     Chemed Corp. (G)..................................       661
     35     Cherokee, Inc. ...................................     1,520
      4     Chiquita Brands International, Inc. (G)...........        60
      1     Columbia Sportswear Co. (G).......................        81
      1     Commercial Vehicles Group, Inc. (D)(G)............        10
      1     Compx International, Inc. (G).....................        18
      3     CSK Auto Corp. (D)(G).............................        43
      3     Domino's Pizza, Inc. .............................       101
      4     Dycom Industries, Inc. (D)(G).....................       107
      3     EMCOR Group, Inc. (D)(G)..........................       159
     18     Fred's, Inc. (G)..................................       257
     13     Fresh Del Monte Produce, Inc. (G).................       259
      6     FTD Group, Inc. (G)...............................        91
      2     Granite Construction, Inc. (G)....................       133
      2     Group 1 Automotive, Inc. (G)......................        84
     34     Huttig Building Products, Inc. (D)................       206
     --     i2 Technologies, Inc. (D)(G)......................         5
     13     ICU Medical, Inc. (D)(G)..........................       510
      6     Insight Enterprises, Inc. (D).....................       115
      2     Jack in the Box, Inc. (D)(G)......................       152
      1     Jo-Ann Stores, Inc. (D)(G)........................        16
      2     Kellwood Co. (G)..................................        70
      6     Kimball International, Inc. (G)...................       116
      3     Lear Corp. (D)(G).................................       117
      5     Maidenform Brands, Inc. (D)(G)....................       113
     56     McGrath RentCorp..................................     1,764
      1     Meritage Homes Corp. (D)(G).......................        26
      4     Papa John's International, Inc. (D)(G)............       129
      7     Payless ShoeSource, Inc. (D)......................       239
     12     Performance Food Group Co. (D)(G).................       364
      1     Perini Corp. (D)..................................        37

 HARTFORD SMALLCAP VALUE HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      1     Phillips-Van Heusen Corp. ........................  $     65
     16     School Specialty, Inc. (D)(G).....................       578
      1     Smart & Final, Inc. (D)(G)........................        13
      1     Stride Rite Corp. (G).............................        15
      3     Syms Corp. (D)(G).................................        63
      2     The Buckle, Inc. (G)..............................        87
     11     United Stationers, Inc. (D).......................       629
     --     Village Super Market, Inc. (G)....................        38
      2     Visteon Corp. (D)(G)..............................        18
      5     Warnaco Group, Inc. (D)...........................       151
      6     Wolverine World Wide, Inc. (G)....................       169
     36     World Fuel Services Corp. (G).....................     1,684
                                                                --------
                                                                  13,475
                                                                --------
            CONSUMER STAPLES -- 2.4%
      2     Boston Beer Co., Inc. Class A (D).................        50
     20     Chattem, Inc. (D)(G)..............................     1,179
     --     Delta and Pine Land Co. ..........................         4
      5     Diamond Foods, Inc. (G)...........................        85
      3     Elizabeth Arden, Inc. (D)(G)......................        68
     --     Hain Celestial Group, Inc. (D)(G).................         9
     13     J&J Snack Foods Corp. ............................       509
      4     M & F Worldwide Corp. (D)(G)......................       181
      2     Reddy Ice Holdings, Inc. (G)......................        45
     --     Seaboard Corp. (G)................................       226
      2     TreeHouse Foods, Inc. (D).........................        58
                                                                --------
                                                                   2,414
                                                                --------
            ENERGY -- 4.4%
      4     Bill Barrett Corp. (D)(G).........................       136
      2     Callon Petroleum Corp. (D)........................        31
     50     Crosstex Energy, Inc. (G).........................     1,440
      6     Exco Resources, Inc. (D)..........................        99
      4     Harvest Natural Resources, Inc. (D)...............        36
     --     Houston Exploration Co. (D)(G)....................         5
      3     Laclede Group, Inc. (G)...........................       106
     11     New Jersey Resources Corp. (G)....................       556
      3     Newpark Resources, Inc. (D)(G)....................        22
      1     Nicor, Inc. (G)...................................        39
      5     Northwest Natural Gas Co. (G).....................       206
     13     Oceaneering International, Inc. (D)(G)............       548
     15     Quicksilver Resources, Inc. (D)(G)................       577
      6     Rosetta Resources, Inc. (D)(G)....................       121
      2     South Jersey Industries, Inc. (G).................        72
      6     Southwest Gas Corp. (G)...........................       222
      1     Stone Energy Corp. (D)(G).........................        27
      2     Swift Energy Co. (D)(G)...........................        88
      1     Trico Marine Services, Inc. (D)...................        41
      2     Union Drilling, Inc. (D)(G).......................        30
      4     WGL Holdings, Inc. (G)............................       128
                                                                --------
                                                                   4,530
                                                                --------
            FINANCE -- 25.5%
      2     21st Century Insurance Group (G)..................        34
      1     Accredited Home Lenders (D)(G)....................         8
      3     Affirmative Insurance Holdings (G)................        52
      4     Alfa Corp. (G)....................................        68
     --     AMCORE Financial, Inc. (G)........................        13

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      1     American Equity Investment Life Holding Co. (G)...  $     13
     12     American Financial Realty Trust (G)...............       122
      8     American Home Mortgage Investment Corp. (G).......       213
      2     American Physicians Capital, Inc. (D)(G)..........        68
      2     Amerigroup Corp. (D)..............................        55
     14     Anthracite Capital, Inc. .........................       163
      1     Anworth Mortgage Asset Corp. .....................        11
      3     Apollo Investment Corp. (G).......................        68
      2     Arbor Realty Trust................................        61
     81     Ares Capital Corp. ...............................     1,472
      1     Argonaut Group, Inc. (D)..........................        16
      2     Avatar Holdings, Inc. (D)(G)......................       171
     --     Bancfirst Corp. ..................................        14
      4     Bank of Granite Corp. (G).........................        78
      1     Banner Corp. (G)..................................        21
     20     Boston Private Financial Holdings, Inc. (G).......       558
      6     Capital Lease Fund (G)............................        65
      2     Capitol Bancorp Ltd. (G)..........................        81
     62     Cathay General Bancorp (G)........................     2,122
     10     Centennial Bank Holdings, Inc. (D)(G).............        84
      1     Chemical Financial Corp. (G)......................        21
      3     Chittenden Corp. (G)..............................        91
      8     Citizens Banking Corp. (G)........................       187
     --     City Holding Co. .................................         4
      2     Community Banks, Inc. (G).........................        38
      1     Community Trust Bancorp, Inc. ....................        18
      1     CompuCredit Corp. (D)(G)..........................        25
     62     Corus Bankshares, Inc. (G)........................     1,049
     46     CVB Financial Corp. (G)...........................       552
     12     Diamondrock Hospitality (G).......................       224
      3     Dime Community Bancshares (G).....................        33
      6     Direct General Co. ...............................       121
      5     Doral Financial Corp. (G).........................         8
      1     Education Realty Trust, Inc. (G)..................        21
     22     Entertainment Properties Trust (G)................     1,319
      5     Equity Inns, Inc. (G).............................        77
      5     FBL Financial Group Class A.......................       176
      8     Felcor Lodging Trust, Inc. .......................       216
     16     Fieldstone Investment Corp. (G)...................        50
     25     Financial Federal Corp. (G).......................       658
     11     First BanCorp Puerto Rico.........................       151
      7     First Charter Corp. (G)...........................       155
     --     First Commonwealth Financial Corp. (G)............         2
      1     First Community Bancshares........................        23
      3     First Indiana Corp. (G)...........................        61
      5     First Industrial Realty Trust, Inc. (G)...........       240
      3     First Merchants Corp. (G).........................        71
      3     First Midwest Bancorp, Inc. (G)...................       103
      8     First Niagara Financial Group, Inc. (G)...........       107
      5     First Place Financial (G).........................        99
      5     First Source Corp. ...............................       125
     --     FirstFed Financial Corp. (D)(G)...................        17
     12     FNB Corp. (G).....................................       194
     --     Franklin Bank Corp. (D)...........................         7
     20     Friedman Billings Ramsey Group, Inc. (G)..........       112
     --     Gamco Investors, Inc. ............................        13
      5     Gramercy Capital Corp. ...........................       163
      3     Great Southern Bancorp, Inc. (G)..................        88

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      2     Harleysville Group, Inc. .........................  $     75
     14     Hersha Hospitality Trust (G)......................       163
     10     Highland Hospitality Corp. .......................       176
     --     Highwoods Properties, Inc. (G)....................         4
      7     Horace Mann Educators Corp. (G)...................       140
      2     Horizon Financial Corp. ..........................        50
     12     Impac Mortgage Holdings, Inc. (G).................        58
      4     Independent Bank Corp. (G)........................        88
     11     Infinity Property & Casualty Corp. (G)............       530
      4     Innkeepers USA Trust (G)..........................        72
      3     Integra Bank Corp. (G)............................        58
     14     International Bancshares Corp. ...................       414
      8     Irwin Financial Corp. ............................       155
      3     ITLA Capital Corp. (G)............................       156
      8     JER Investors Trust, Inc. ........................       154
      2     Kite Realty Group Trust (G).......................        42
      1     Knight Capital Group, Inc. (D)(G).................        21
      9     LaBranche & Co., Inc. (D)(G)......................        71
      5     MAF Bancorp, Inc. (G).............................       203
      2     MainSource Financial Group, Inc. (G)..............        37
      1     Marlin Business Services Corp. (D)(G).............        18
     96     MCG Capital Corp. (G).............................     1,807
     11     Medical Properties Trust, Inc. (G)................       165
      8     MFA Mortgage Investments, Inc. ...................        63
      2     Midland Co. (G)...................................        98
     35     National Financial Partners Corp. (G).............     1,632
      2     National Health Investors, Inc. (G)...............        63
      2     Nationwide Health Properties, Inc. ...............        59
      5     NetBank, Inc. (G).................................        10
     10     Newalliance Bancs (G).............................       156
      4     Newcastle Investment Corp. .......................       116
      7     NGP Capital Resources Co. (G).....................       117
      1     Novastar Financial, Inc. (G)......................         4
      3     NYMAGIC, Inc. (G).................................       114
      4     Odyssey Re Holdings Corp. (G).....................       173
     --     Ohio Casualty Corp. ..............................         6
     11     Old National Bankcorp (G).........................       198
      2     Omega Financial Corp. (G).........................        57
     --     Omega Healthcare Investors........................         2
      1     Pacific Capital Bancorp (G).......................        32
     11     Partners Trust Financial Group, Inc. .............       125
      5     Penn Real Estate Investment Trust.................       222
      2     Peoples Bancorp, Inc. (G).........................        53
     15     Phoenix Cos. .....................................       207
      1     Piper Jaffray Cos. (D)............................        50
      6     PMA Capital Corp. Class A (D)(G)..................        58
     14     Prosperity Bancshares, Inc. (G)...................       476
      1     Provident Bankshares Corp. (G)....................        39
      7     Provident Financial Services, Inc. ...............       126
      5     Ramco-Gershenson Properties Trust (G).............       168
      1     Renasant Corp. (G)................................        32
      1     Rent-A-Center, Inc. (D)...........................        36
      1     Resource Capital Corp. (G)........................         8
      1     Sandy Spring Bancorp, Inc. (G)....................        28
      3     Santander BanCorp.................................        60
      1     SCBT Financial Corp. (G)..........................        19
     26     Selective Insurance Group (G).....................       662
      9     Senior Housing Properties Trust (G)...............       217

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      3     Simmons First National Corp. (G)..................  $    102
      9     StanCorp Financial Group, Inc. ...................       457
      2     State Auto Financial Corp. (G)....................        64
      4     Sterling Bancshares, Inc. (G).....................        49
      9     Stewart Information Services Corp. (G)............       389
     --     Sunstone Hotel Investors, Inc. (G)................         3
     31     Superior Bancorp (D)(G)...........................       333
      5     Susquehanna Bancshares, Inc. (G)..................       107
      2     SWS Group, Inc. (G)...............................        41
      9     Symmetricom, Inc. (D)(G)..........................        75
      2     Taylor Capital Group, Inc. .......................        81
     --     TierOne Corp. ....................................        11
      7     Trustmark Corp. (G)...............................       191
      1     Union Bankshares Corp. (G)........................        16
      4     United Bankshares, Inc. (G).......................       126
     12     United Community Financial (G)....................       137
      4     United Fire & Casualty............................       126
      3     Universal American Financial Corp. (D)(G).........        52
     16     UTStarcom, Inc. (D)(G)............................       132
     --     Virginia Financial Group, Inc. (G)................         8
     92     W Holding Co., Inc. (G)...........................       460
      4     Waddell and Reed Financial, Inc. Class A..........        96
      5     WesBanco, Inc. (G)................................       157
      2     West Coast Bancorp (G)............................        48
     11     Winston Hotels, Inc. .............................       170
                                                                --------
                                                                  25,824
                                                                --------
            HEALTH CARE -- 5.0%
     18     Advanced Medical Optics, Inc. (D)(G)..............       670
     11     Albany Molecular Research, Inc. (D)(G)............       103
      3     Alliance Imaging, Inc. (D)(G).....................        27
     --     Applera Corp. -- Celera Group (D).................         6
      5     Apria Healthcare Group, Inc. (D)(G)...............       145
      2     Caraco Pharmaceutical Laboratories Ltd. (D).......        18
     12     Cooper Companies, Inc. (G)........................       603
      6     Cross Country Healthcare, Inc. (D)(G).............       117
      4     Forrester Research, Inc. (D)(G)...................       102
     10     Healthtronics, Inc. (D)(G)........................        56
      1     Incyte Corp. (D)(G)...............................         7
     23     Landauer, Inc. ...................................     1,156
      2     MedCath Corp. (D)(G)..............................        49
      1     Medical Action Industries, Inc. (D)...............        12
      4     NBTY, Inc. (D)....................................       207
      5     NPS Pharmaceuticals, Inc. (D)(G)..................        16
      5     Oakley, Inc. (G)..................................       109
     10     Par Pharmaceutical Cos., Inc. (D)(G)..............       261
     10     Perrigo Co. (G)...................................       184
      1     PharmaNet Development Group, Inc. (D)(G)..........        31
      9     Prestige Brands Holdings, Inc. (D)................       110
     18     United Surgical Partners International (D)(G).....       561
      1     ViroPharma, Inc. (D)..............................         7
      2     Volcano Corp. (D).................................        29
     21     Young Innovations, Inc. (G).......................       561
                                                                --------
                                                                   5,147
                                                                --------
            SERVICES -- 15.3%
     23     ABM Industries, Inc. (G)..........................       607
      8     American Greetings Corp. Class A (G)..............       190
      2     Ameristar Casinos, Inc. (G).......................        67
     18     Avid Technology, Inc. (D)(G)......................       610

 HARTFORD SMALLCAP VALUE HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      1     Belo Corp. Class A................................  $     11
     17     Business Objects S.A. ADR (D)(G)..................       601
     12     CACI International, Inc. Class A (D)(G)...........       562
      1     Carmike Cinemas, Inc. (G).........................        14
      8     Central European Media Enterprises Ltd. (D)(G)....       690
      4     CIBER, Inc. (D)(G)................................        34
     11     Citadel Broadcasting Corp. (G)....................       102
     29     Computer Services, Inc. ..........................       830
      2     Consolidated Graphics, Inc. (D)...................       126
     38     Corinthian Colleges, Inc. (D)(G)..................       516
      3     Covansys Corp. (D)................................        74
      1     Cox Radio, Inc. Class A (D)(G)....................         8
      1     Cumulus Media, Inc. Class A (D)(G)................         7
      6     Dendrite International, Inc. (D)..................        89
      3     Dynamex, Inc. (D).................................        79
      1     DynCorp International, Inc. (D)...................        21
      4     Entercom Communications Corp. (G).................       110
      4     Entravision Communications Corp. Class A (D)(G)...        36
      5     Foundry Networks, Inc. (D)(G).....................        66
      6     FTI Consulting, Inc. (D)(G).......................       208
      9     G & K Services, Inc. Class A......................       341
     20     Gartner, Inc. Class A (D)(G)......................       479
      4     Global Imaging Systems, Inc. (D)..................        74
      9     Gray Television, Inc. (G).........................        91
     13     Harsco Corp. (G)..................................       592
      2     Healthspring, Inc. (D)............................        40
      3     Heidrick & Struggles International, Inc. (D)......       145
     66     Inter-Tel, Inc. ..................................     1,560
      1     John H. Harland Co. ..............................        56
      4     Journal Register Co. (G)..........................        24
      7     Lee Enterprises, Inc. ............................       204
     11     Lin TV Corp. (D)(G)...............................       173
      1     Lodgian, Inc. (D)(G)..............................         8
      2     Macrovision Corp. (D)(G)..........................        45
      4     Manhattan Associates, Inc. (D)(G).................       101
      1     Mentor Graphics Corp. (D)(G)......................         8
      9     MPS Group, Inc. (D)...............................       125
     33     Navigant Consulting, Inc. (D)(G)..................       652
      8     Netscout Systems, Inc. (D)(G).....................        71
      3     Opnet Technologies, Inc. (D)(G)...................        34
      5     Perot Systems Corp. Class A (D)(G)................        95
     28     Plexus Corp. (D)(G)...............................       478
      1     Regis Corp. (G)...................................        24
      4     SafeNet, Inc. (D)(G)..............................       110
     12     Spherion Corp. (D)(G).............................       101
      1     Standard Parking Corp. (D)........................        28
     24     Stewart Enterprises, Inc. (G).....................       190
     59     Syntel, Inc. (G)..................................     2,051
      8     Tetra Tech, Inc. (D)(G)...........................       143
     21     TETRA Technologies, Inc. (D)(G)...................       519
     14     Unifirst Corp. ...................................       526
     65     Unisys Corp. (D)(G)...............................       544
      3     Viad Corp. .......................................       104
      1     Volt Information Sciences, Inc. (D)(G)............        35
      3     Waste Connections, Inc. (D).......................        99
      1     Watson Wyatt Worldwide, Inc. (G)..................        54
      2     Wright Express Corp. (D)(G).......................        58
                                                                --------
                                                                  15,640
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- 8.8%
      1     A.O. Smith Corp. .................................  $     34
      3     Actel Corp. (D)...................................        48
      3     Advanced Energy Industries, Inc. (D)..............        55
     11     AMETEK, Inc. (G)..................................       370
     10     AMIS Holdings, Inc. (D)...........................       106
     --     Arbitron, Inc. ...................................         9
      3     Aspen Technology, Inc. (D)(G).....................        43
      2     Avocent Corp. (D)(G)..............................        46
      3     Belden CDT, Inc. (G)..............................       139
     24     Benchmark Electronics, Inc. (D)...................       496
      2     Bio-Rad Laboratories, Inc. Class A (D)............       133
     20     Brocade Communications Systems, Inc. (D)(G).......       190
      2     Checkpoint Systems, Inc. (D)(G)...................        40
     35     Cincinnati Bell, Inc. (D)(G)......................       165
     --     Cirrus Logic, Inc. (D)(G).........................         3
      3     CMGI, Inc. (D)....................................         6
     19     Coherent, Inc. (D)(G).............................       603
      8     Consolidated Communications Holdings, Inc. (G)....       155
      3     CSG Systems International, Inc. (D)(G)............        83
      9     CTS Corp. (G).....................................       123
      6     Cubic Corp. (G)...................................       126
      3     Deluxe Corp. (G)..................................       101
      7     Digi International, Inc. (D)......................        83
      1     Eagle Test Systems, Inc. (D)......................        23
     11     Electronics for Imaging, Inc. (D)(G)..............       257
      5     Emulex Corp. (D)..................................        97
      8     EPIQ Systems, Inc. (D)(G).........................       165
      8     Extreme Networks, Inc. (D)(G).....................        32
      1     General Cable Corp. (D)(G)........................        27
     51     General Communication, Inc. Class A (D)...........       718
      3     Genesis Microchip, Inc. (D)(G)....................        25
     --     Golden Telecom, Inc. (G)..........................        11
     12     GrafTech International Ltd. (D)(G)................       107
     --     Greatbatch, Inc. (D)..............................         5
     12     Harris Interactive, Inc. (D)(G)...................        70
     12     Hyperion Solutions Corp. (D)(G)...................       622
      2     Infospace, Inc. (D)(G)............................        39
      1     Input/Output, Inc. (D)(G).........................         7
      6     Interactive Data Corp. (G)........................       144
     --     Interwoven, Inc. (D)..............................         5
      4     iPass, Inc. (D)(G)................................        18
     11     Kopin Corp. (D)(G)................................        39
      1     Lattice Semiconductor Corp. (D)...................         7
      2     Lightbridge, Inc. (D).............................        26
      2     Littelfuse, Inc. (D)..............................        81
     10     Magma Design Automation, Inc. (D).................       124
     10     Methode Electronics, Inc. ........................       154
     46     MSC.Software Corp. (D)(G).........................       633
      1     NetRatings, Inc. (D)..............................        29
      3     Newport Corp. (D)(G)..............................        46
      5     Palm, Inc. (D)(G).................................        91
      1     Paxar Corp. (D)(G)................................        37
      5     Pegasystems, Inc. ................................        47
      4     Pericom Semiconductor Corp. (D)...................        42
      4     Polycom, Inc. (D)(G)..............................       140
     --     Progress Software Corp. (D).......................        12
     13     Quantum Corp. (D)(G)..............................        35
      2     Regal-Beloit Corp. (G)............................        83
      9     Roper Industries, Inc. (G)........................       472

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     18     Schwak, Inc. (G)..................................  $    317
     24     Silicon Storage Technology, Inc. (D)(G)...........       117
      9     SonicWALL, Inc. (D)(G)............................        75
      4     Spectrum Brands, Inc. (D)(G)......................        27
      2     Staktek Holdings, Inc. (D)(G).....................         7
      1     Surewest Communications (G).......................        32
      9     Sybase, Inc. (D)(G)...............................       217
     13     Sycamore Networks, Inc. (D).......................        47
      3     Syniverse Holdings, Inc. (D)(G)...................        30
      2     Technitrol, Inc. .................................        39
     10     TriQuint Semiconductor, Inc. (D)(G)...............        49
      4     USA Mobility, Inc. (G)............................        74
      4     Varian, Inc. (D)..................................       204
      3     Vignette Corp. (D)................................        48
      4     Zoran Corp. (D)...................................        63
                                                                --------
                                                                   8,973
                                                                --------
            TRANSPORTATION -- 4.1%
      4     ExpressJet Holdings, Inc. (D)(G)..................        24
      4     Gulfmark Offshore, Inc. (D)(G)....................       183
      5     Heartland Express, Inc. (G).......................        81
      5     Horizon Lines, Inc. Class A.......................       164
     --     Hornbeck Offshore Services, Inc. (D)(G)...........        11
     47     Landstar System, Inc. ............................     2,168
      7     Republic Airways Holdings, Inc. (D)(G)............       149
      5     SIRVA, Inc. (D)(G)................................        18
      1     SkyWest, Inc. (G).................................        21
     11     Thor Industries, Inc. (G).........................       433
      9     Tsakos Energy Navigation Ltd. (G).................       463
     15     USA Truck, Inc. (D)(G)............................       225
      9     Winnebago Industries, Inc. (G)....................       289
                                                                --------
                                                                   4,229
                                                                --------
            UTILITIES -- 2.5%
      3     Black Hills Corp. (G).............................       103
      3     Duquesne Light Holdings, Inc. (G).................        67
     55     Dynegy, Inc. (D)(G)...............................       509
      1     El Paso Electric Co. (D)(G).......................        32
      1     Empire District Electric Co. .....................        22
      4     IDACORP, Inc. ....................................       132
     14     ITC Holdings Corp. (G)............................       588
     33     Pike Electric Corp. (D)(G)........................       596
      8     PNM Resources, Inc. (G)...........................       265
     10     Westar Energy, Inc. ..............................       261
                                                                --------
                                                                   2,575
                                                                --------
            Total Common Stock
              (Cost $88,050)..................................  $ 97,277
                                                                --------
EXCHANGE-TRADED FUNDS -- 0.4%
            INVESTMENT POOLS AND FUNDS -- 0.4%
      5     iShares Russell 2000 Value Index Fund (G).........       380
                                                                --------
            Total Exchange - Traded funds
              (Cost $377).....................................  $    380
                                                                --------
            Total Long - Term Investments
              (Cost $88,427)..................................  $ 97,657
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 29.2%
            FINANCE -- 2.3%
 $  790     Nestle Capital Corp., 5.34%, 04/02/2007...........  $    790
  1,600     UBS Americas, 5.30%, 04/02/2007...................     1,600
                                                                --------
                                                                   2,390
                                                                --------
SHARES
---------
            INVESTMENT POOLS AND FUNDS -- 1.2%
     --     Federated Investors Prime Obligations Fund........        --
  1,225     State Street Bank Money Market Fund...............     1,225
                                                                --------
                                                                   1,225
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.7%
            CASH COLLATERAL REINVESTMENT FUND:
 26,159     Navigator Prime Portfolio.........................    26,159
                                                                --------
            U.S TREASURY SECURITIES:
            U.S. Treasury Bonds
     29     2.38%, 01/15/2025.................................        32
     --     3.88%, 04/15/2029.................................        --
            U.S. Treasury Notes
     --     3.63%, 01/15/2008.................................        --
                                                                --------
                                                                  26,191
                                                                --------
            Total Short-Term Investments
              (Cost $29,806)..................................  $ 29,806
                                                                --------
            Total Investments in Securities
              (Cost $118,233) (C).............................  $127,463
                                                                --------
            Other Assets and Liabilities......................   (25,456)
                                                                --------
            Total Net Assets..................................  $102,007
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.59% of total net assets at March 31, 2007.

  (C)At March 31, 2007, the cost of securities for federal income tax purposes was $118,274 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.....................................  $12,808
      Unrealized depreciation.....................................   (3,619)
                                                                    -------
      Net unrealized appreciation.................................  $ 9,189
                                                                    =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at March 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 5.2%
   2,402    Alcoa, Inc. ......................................  $   81,414
     694    Arcelor Mittal (G)................................      36,711
     744    Cameco Corp. .....................................      30,439
   1,267    Companhia Vale do Rio Doce ADR....................      46,855
     848    Freeport-McMoRan Copper & Gold, Inc. .............      56,129
   2,079    Urasia Energy Ltd. (D)............................      12,656
                                                                ----------
                                                                   264,204
                                                                ----------
            CAPITAL GOODS -- 2.6%
     525    American Standard Cos., Inc. .....................      27,825
     944    Caterpillar, Inc. ................................      63,263
     384    Deere & Co. ......................................      41,739
                                                                ----------
                                                                   132,827
                                                                ----------
            CONSUMER CYCLICAL -- 5.1%
   2,783    Circuit City Stores, Inc. ........................      51,576
   1,876    D.R. Horton, Inc. ................................      41,281
   1,957    Lowe's Cos., Inc. ................................      61,620
     684    Supervalu, Inc. ..................................      26,712
   1,673    Wal-Mart Stores, Inc. ............................      78,566
                                                                ----------
                                                                   259,755
                                                                ----------
            CONSUMER STAPLES -- 6.5%
     394    Bunge Ltd. .......................................      32,370
       8    Japan Tobacco, Inc. (A)...........................      40,660
   1,479    PepsiCo, Inc. ....................................      93,999
   1,721    Procter & Gamble Co. .............................     108,673
     980    Tyson Foods, Inc. Class A.........................      19,012
   1,083    Unilever N.V. NY Shares...........................      31,648
                                                                ----------
                                                                   326,362
                                                                ----------
            ENERGY -- 8.0%
     399    CNOOC Ltd. ADR....................................      34,956
     366    ConocoPhillips....................................      25,037
   1,175    EnCana Corp. .....................................      59,485
     988    Exxon Mobil Corp. ................................      74,507
   2,406    Halliburton Co. ..................................      76,373
   1,046    OAO Gazprom ADR (G)(K)............................      43,832
   1,231    Occidental Petroleum Corp. .......................      60,701
     500    XTO Energy, Inc. .................................      27,416
                                                                ----------
                                                                   402,307
                                                                ----------
            FINANCE -- 22.4%
   1,748    Aegon N.V. (A)....................................      34,907
   4,575    Akbank T.A.S. (A)(G)..............................      30,412
   1,995    American International Group, Inc. ...............     134,084
   2,228    Bank of America Corp. ............................     113,663
     933    Bank of New York Co., Inc. .......................      37,817
   1,394    Capital One Financial Corp. ......................     105,191
   1,944    Citigroup, Inc. ..................................      99,805
     467    Commerce Bancorp, Inc. (G)........................      15,585
   1,355    Countrywide Financial Corp. ......................      45,572
   1,987    E*Trade Financial Corp. (D).......................      42,160
     356    Goldman Sachs Group, Inc. ........................      73,560
     869    ING Groep N.V.-Sponsored ADR......................      36,793
       4    Mitsubishi UFJ Financial Group, Inc. (A)..........      48,086
     124    Muenchener Rueckversicherungs-Gesellschaft AG
              (A)(G)..........................................      20,951

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
   1,131    State Street Corp. ...............................  $   73,252
   1,562    UBS AG............................................      92,837
   1,621    UnitedHealth Group, Inc. .........................      85,838
   1,812    Western Union Co. ................................      39,780
                                                                ----------
                                                                 1,130,293
                                                                ----------
            HEALTH CARE -- 11.4%
     837    Abbott Laboratories...............................      46,727
     486    Amgen, Inc. (D)...................................      27,158
     448    AstraZeneca plc (A)...............................      24,169
   3,426    Boston Scientific Corp. (D).......................      49,815
   2,045    Bristol-Myers Squibb Co. .........................      56,755
     291    Celgene Corp. (D).................................      15,287
   3,937    Elan Corp. plc ADR (D)(G).........................      52,320
   1,782    Eli Lilly & Co. ..................................      95,711
     777    MedImmune, Inc. (D)...............................      28,279
   1,660    Sanofi-Aventis S.A. ADR...........................      72,227
   2,006    Schering-Plough Corp. ............................      51,160
   1,628    Shionogi & Co., Ltd. (A)(G).......................      29,266
     508    Wyeth.............................................      25,430
                                                                ----------
                                                                   574,304
                                                                ----------
            SERVICES -- 7.4%
   1,072    Accenture Ltd. Class A............................      41,299
     116    Fluor Corp. ......................................      10,372
     543    KBR, Inc. (D)(G)..................................      11,058
   3,919    Time Warner, Inc. ................................      77,281
   1,554    United Parcel Service, Inc. Class B...............     108,956
   1,075    Viacom, Inc. Class B (D)..........................      44,185
     940    Waste Management, Inc. ...........................      32,345
   3,634    XM Satellite Radio Holdings, Inc. Class A
              (D)(G)..........................................      46,949
                                                                ----------
                                                                   372,445
                                                                ----------
            TECHNOLOGY -- 30.1%
     790    Activision, Inc. (D)(G)...........................      14,957
     879    Apple, Inc. (D)...................................      81,705
   3,467    AT&T, Inc. .......................................     136,685
   4,679    Cisco Systems, Inc. (D)...........................     119,442
   2,548    Corning, Inc. (D).................................      57,948
   6,730    EMC Corp. (D).....................................      93,204
   4,148    First Data Corp. .................................     111,570
   3,957    Flextronics International Ltd. (D)(G).............      43,293
   6,839    General Electric Co. .............................     241,813
     194    Google, Inc. (D)..................................      88,700
   1,759    Maxim Integrated Products, Inc. ..................      51,706
   2,180    Medtronic, Inc. ..................................     106,926
     360    NII Holdings, Inc. Class B (D)....................      26,690
     836    NVIDIA Corp. (D)..................................      24,060
   3,653    Oracle Corp. (D)..................................      66,233
     197    Research In Motion Ltd. (D).......................      26,916
   1,008    Sharp Corp. (A)(G)................................      19,384
   4,691    Sprint Nextel Corp. ..............................      88,932
   2,006    Texas Instruments, Inc. ..........................      60,366
   2,071    Yahoo!, Inc. (D)..................................      64,798
                                                                ----------
                                                                 1,525,328
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.5%
     194    E.On (A)(G).......................................  $   26,348
                                                                ----------
            Total Common Stock
              (Cost $4,740,845)...............................  $5,014,173
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.3%
            REPURCHASE AGREEMENTS @ -- 0.9%
$    228    Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $      228
  10,258    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................      10,258
   9,817    BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................       9,817
   5,515    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       5,515
  18,090    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      18,090
                                                                ----------
                                                                $   43,908
                                                                ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.4%
            CASH COLLATERAL REINVESTMENT FUND:
 222,719    Navigator Prime Portfolio.........................     222,719
                                                                ----------
            Total Short-Term Investments
              (Cost $266,627).................................  $  266,627
                                                                ----------
            Total Investments in Securities
              (Cost $5,007,472) (C)...........................  $5,280,800
                                                                ----------
            Other Assets and Liabilities......................    (228,435)
                                                                ----------
            Total Net Assets..................................  $5,052,365
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.86% of total net assets at March 31, 2007.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $274,183, which represents 5.43% of total net assets.

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $5,049,760 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $401,899
      Unrealized depreciation........................  (170,859)
                                                       --------
      Net unrealized appreciation....................  $231,040
                                                       ========

(D)  Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

(K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $43,832 or 0.87% of net assets.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                                         COUPON      EXPIRATION
                                   SECURITY TYPE          RATE          DATE
                                 ------------------   ------------   ----------
      Banc of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                        5.50%        2035
      Banc of America
       Securities Joint
       Repurchase Agreement      U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC                 5.00%-5.50%   2035-2036
                                 FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint
       Repurchase Agreement      FHLMC                4.50%-10.50%   2008-2037
                                 FNMA                  4.50%-8.00%   2007-2046

 HARTFORD STOCK HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                             MARKET            CONTRACT            DELIVERY
       DESCRIPTION                    TRANSACTION            VALUE              AMOUNT               DATE
       -----------                    -----------            ------            --------            --------
Japanese Yen                              Buy                $6,291             $6,297             4/2/2007
Japanese Yen                              Buy                 1,144              1,148             4/3/2007
Japanese Yen                              Buy                 1,149              1,147             4/4/2007

                              UNREALIZED
                             APPRECIATION
       DESCRIPTION          (DEPRECIATION)
       -----------          --------------
Japanese Yen                     $(6)
Japanese Yen                      (4)
Japanese Yen                       2
                                 ---
                                 $(8)
                                 ---

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
MUNICIPAL BONDS -- 0.2%
                GENERAL OBLIGATIONS -- 0.2%
$       7,325   Oregon School Boards Association, Taxable Pension,
                  4.76%, 06/30/2028...............................  $    6,766
                                                                    ----------
                HOUSING (HFA'S, ETC.) -- 0.0%
          275   Industry Urban DA,
                  6.10%, 05/01/2024...............................         282
                                                                    ----------
                Total Municipal Bonds
                  (Cost $7,606)...................................  $    7,048
                                                                    ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 12.3%
                FINANCE -- 12.0%
$       9,450   ACT Depositor Corp.,
                  5.44%, 09/22/2041 (I)(L)........................  $    9,211
        8,763   AmeriCredit Automobile Receivables Trust,
                  5.20%, 03/06/2011...............................       8,771
      256,064   Banc of America Commercial Mortgage, Inc.,
                  4.08%, 12/10/2042 (P)...........................       4,643
        2,695   Banc of America Commercial Mortgage, Inc.,
                  4.43%, 11/10/2039...............................       2,621
      101,748   Banc of America Commercial Mortgage, Inc.,
                  4.52%, 09/11/2036 (I)(P)........................       3,136
       15,160   Banc of America Commercial Mortgage, Inc.,
                  5.32%, 09/10/2047...............................      15,255
       15,300   Banc of America Commercial Mortgage, Inc.,
                  5.52%, 07/10/2046 (L)...........................      15,527
        5,880   Banc of America Securities Auto Trust,
                  4.49%, 02/18/2013...............................       5,814
          280   Bear Stearns Commercial Mortgage Securities, Inc.,
                  2.96%, 08/13/2039...............................         277
       75,139   Bear Stearns Commercial Mortgage Securities, Inc.,
                  4.07%, 07/11/2042 (P)...........................       2,366
       58,968   Bear Stearns Commercial Mortgage Securities, Inc.,
                  4.12%, 11/11/2041 (P)...........................       1,588
      130,530   Bear Stearns Commercial Mortgage Securities, Inc.,
                  5.50%, 02/11/2041 (I)(P)........................       2,221
       15,790   Bear Stearns Commercial Mortgage Securities, Inc.,
                  5.58%, 09/11/2041...............................      15,985
        2,950   Capital Auto Receivables Asset Trust,
                  5.77%, 05/20/2010 (I)...........................       2,978
        3,850   Capital Auto Receivables Asset Trust,
                  6.15%, 04/20/2011 (I)...........................       3,905
       62,343   CBA Commercial Small Balance Commercial Mortgage,
                  7.00%, 07/25/2035 (I)(P)........................       2,938
       47,635   CBA Commercial Small Balance Commercial Mortgage,
                  7.00%, 06/25/2038 (I)(P)........................       3,180

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                FINANCE -- (CONTINUED)
$      12,560   Citibank Credit Card Issuance Trust,
                  5.70%, 05/15/2013...............................  $   12,688
        8,050   Citigroup Commercial Mortgage Trust,
                  5.25%, 04/15/2040...............................       8,083
       10,145   Citigroup Commercial Mortgage Trust,
                  5.41%, 10/15/2049...............................      10,199
           --   Citigroup Mortgage Loan Trust, Inc.,
                  0.00%, 01/25/2037 (I)(A)........................          --
        1,387   Citigroup Mortgage Loan Trust, Inc.,
                  12.00%, 01/25/2037 (I)..........................       4,140
          155   Conseco Finance Securitizations Corp.,
                  5.79%, 05/01/2033...............................         155
        1,753   Countrywide Asset-Backed Certificates,
                  5.46%, 07/25/2035...............................       1,739
        7,816   Credit Suisse Mortgage Capital Certificates,
                  5.83%, 06/15/2038 (L)...........................       8,098
        1,675   CS First Boston Mortgage Securities Corp.,
                  2.08%, 05/15/2038...............................       1,641
      240,946   CS First Boston Mortgage Securities Corp.,
                  4.39%, 07/15/2037 (I) (P).......................       6,024
        1,835   CS First Boston Mortgage Securities Corp.,
                  4.51%, 07/15/2037...............................       1,803
        8,083   CVS Lease Pass-Through Trust,
                  6.04%, 12/10/2028 (I)...........................       8,175
       12,470   DB Master Finance LLC,
                  5.78%, 06/20/2031 (I)...........................      12,686
        4,940   Ford Credit Auto Owner Trust,
                  5.30%, 06/15/2012...............................       4,963
      344,101   GE Business Loan Trust,
                  6.14%, 05/15/2034 (I)(P)........................       3,493
        9,670   GE Business Loan Trust,
                  6.32%, 05/15/2034 (I)(L)........................       9,670
       67,318   GMAC Commercial Mortgage Securities, Inc.,
                  4.10%, 12/10/2041 (P)...........................       1,412
       11,660   GMAC Commercial Mortgage Securities, Inc.,
                  5.24%, 11/10/2045 (L)...........................      11,566
      166,002   Goldman Sachs Mortgage Securities Corp. II,
                  4.38%, 08/10/2038 (I)(P)........................       1,678
        1,637   Green Tree Financial Corp.,
                  7.24%, 06/15/2028...............................       1,719
       19,075   Greenwich Capital Commercial Funding Corp.,
                  5.12%, 04/10/2037 (L)...........................      19,081
        1,512   Home Equity Asset Trust,
                  4.75%, 06/27/2035 (H)...........................       1,360
        7,575   Home Equity Asset Trust,
                  6.27%, 07/25/2037 (L)(Q)........................       7,560
        1,675   JP Morgan Auto Receivable Trust,
                  12.85%, 03/15/2012 (P)(A) ......................       1,675

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
                FINANCE -- (CONTINUED)
$      88,678   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  3.68%, 01/15/2038 (I)(P)........................  $    2,644
      281,619   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  4.07%, 01/15/2042 (P)...........................       4,230
      653,595   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  4.82%, 08/12/2037 (P)...........................       2,581
       10,420   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  4.87%, 03/15/2046...............................      10,281
      471,605   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  5.42%, 05/12/2045 (P)...........................      11,836
        4,140   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  5.44%, 12/12/2044...............................       4,179
       20,090   JP Morgan Chase Commercial Mortgage Securities
                  Corp.,
                  5.54%, 12/12/2043 (L)...........................      20,099
       18,200   LB-UBS Commercial Mortgage Trust,
                  5.22%, 02/15/2031 (L)...........................      17,986
       14,725   LB-UBS Commercial Mortgage Trust,
                  5.41%, 09/15/2039 (L)...........................      14,724
        4,750   LB-UBS Commercial Mortgage Trust,
                  5.45%, 11/15/2038 (L)...........................       4,730
       11,890   LB-UBS Commercial Mortgage Trust,
                  5.48%, 11/15/2038 (L)...........................      11,850
        6,423   Lehman Brothers Small Balance Commercial,
                  5.52%, 09/25/2030 (I)...........................       6,427
        5,180   Lehman Brothers Small Balance Commercial,
                  5.62%, 09/25/2036 (I)...........................       5,177
       13,390   Marlin Leasing Receivables LLC,
                  5.33%, 09/16/2013 (I)...........................      13,450
       13,950   MBNA Credit Card Master Note Trust,
                  4.50%, 01/15/2013 (G)...........................      13,779
       66,175   Merrill Lynch Mortgage Trust,
                  3.96%, 09/12/2041 (I)(P)........................       1,946
        1,834   Merrill Lynch Mortgage Trust,
                  4.56%, 06/12/2043...............................       1,804
      247,621   Merrill Lynch Mortgage Trust,
                  4.57%, 06/12/2043 (P)...........................       6,298
       14,725   Merrill Lynch/Countrywide Commercial Mortgage
                  Trust,
                  5.46%, 07/12/2046 (L)...........................      14,740
        9,920   Merrill Lynch/Countrywide Commercial Mortgage
                  Trust,
                  5.91%, 06/12/2046 (L)...........................      10,341
        1,664   Morgan Stanley Auto Loan Trust,
                  5.00%, 03/15/2012 (I)...........................       1,660

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                FINANCE -- (CONTINUED)
$       1,015   Morgan Stanley Capital I,
                  7.57%, 04/30/2039 (I)(L)........................  $    1,012
       73,119   Morgan Stanley Dean Witter Capital I,
                  0.0001%, 08/25/2032 (D)(H)(A)...................          --
       26,948   Morgan Stanley Dean Witter Capital I,
                  8.05%, 08/25/2032 (H)(P)........................          52
        3,875   Option One Mortgage Loan Trust Class M6,
                  6.99%, 03/25/2038...............................       3,743
        2,575   Option One Mortgage Loan Trust Class M7,
                  6.99%, 03/25/2038...............................       2,233
        2,525   Option One Mortgage Loan Trust Class M8,
                  6.99%, 03/25/2038...............................       1,986
        3,775   Popular ABS Mortgage Pass-Through Trust,
                  4.75%, 12/25/2034...............................       3,660
        3,180   Popular ABS Mortgage Pass-Through Trust,
                  5.42%, 04/25/2035...............................       3,125
        6,625   Providian Gateway Master Trust,
                  3.35%, 09/15/2011 (I)...........................       6,567
        4,670   Renaissance Home Equity Loan Trust,
                  5.36%, 05/25/2035...............................       4,605
        6,480   Renaissance Home Equity Loan Trust,
                  5.75%, 05/25/2036 (L)...........................       6,455
        2,800   Renaissance Home Equity Loan Trust,
                  7.50%, 04/20/2037...............................       2,531
        3,340   Soundview NIM Trust,
                  6.41%, 12/25/2036 (I)...........................       3,327
        9,970   Wachovia Auto Loan Owner Trust,
                  5.29%, 06/20/2012 (I)...........................      10,033
       57,588   Wachovia Bank Commercial Mortgage Trust,
                  3.65%, 02/15/2041 (I)(P)........................       1,576
      247,163   Wachovia Bank Commercial Mortgage Trust,
                  4.48%, 05/15/2044 (I)(P)........................       6,035
        1,835   Wachovia Bank Commercial Mortgage Trust,
                  4.52%, 05/15/2044...............................       1,802
        8,050   Wachovia Bank Commercial Mortgage Trust,
                  4.72%, 01/15/2041...............................       7,938
        6,930   Wachovia Bank Commercial Mortgage Trust Class A2,
                  5.42%, 01/15/2045...............................       6,987
       15,000   Wachovia Bank Commercial Mortgage Trust Class A4,
                  5.42%, 01/15/2045 (L)...........................      15,046
                                                                    ----------
                                                                       509,499
                                                                    ----------

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
                TRANSPORTATION -- 0.3%
$       4,915   Continental Airlines, Inc.,
                  6.70%, 06/15/2021...............................  $    5,112
        4,750   Continental Airlines, Inc.,
                  8.05%, 11/01/2020...............................       5,284
                                                                    ----------
                                                                        10,396
                                                                    ----------
                Total Asset & Commercial Mortgage Backed
                  Securities
                  (Cost $521,746).................................  $  519,895
                                                                    ----------
CORPORATE BONDS: INVESTMENT GRADE -- 22.0%
                BASIC MATERIALS -- 0.5%
$       8,750   ALCOA, Inc.,
                  5.95%, 02/01/2037 (G)...........................  $    8,523
        2,425   Fortune Brands, Inc.,
                  5.13%, 01/15/2011...............................       2,403
        4,975   Westvaco Corp.,
                  7.95%, 02/15/2031...............................       5,403
                                                                    ----------
                                                                        16,329
                                                                    ----------
                CAPITAL GOODS -- 0.3%
        9,771   Xerox Corp.,
                  6.75%, 02/01/2017...............................      10,225
                                                                    ----------
                CONSUMER CYCLICAL -- 0.1%
        4,150   Foster's Finance Corp.,
                  4.88%, 10/01/2014 (I)...........................       3,925
                                                                    ----------
                CONSUMER STAPLES -- 0.5%
       11,414   Diageo Finance B.V.,
                  5.50%, 04/01/2013 (G)...........................      11,489
        9,025   SABMiller plc,
                  6.20%, 07/01/2011 (I)...........................       9,319
                                                                    ----------
                                                                        20,808
                                                                    ----------
                ENERGY -- 2.0%
       10,600   Anadarko Petroleum Corp.,
                  6.45%, 09/15/2036 +.............................      10,489
       10,165   Canadian National Resources Ltd.,
                  6.50%, 02/15/2037 (G)...........................      10,311
        1,689   Canadian Natural Resources,
                  6.25%, 03/15/2038 +.............................       1,653
        4,000   Consumers Energy Co.,
                  5.15%, 02/15/2017 +.............................       3,850
        5,190   Consumers Energy Co.,
                  5.38%, 04/15/2013 +.............................       5,183
        6,935   Enterprise Products Operating L.P.,
                  4.63%, 10/15/2009 +.............................       6,845
        5,935   Gazprom Capital S.A.,
                  6.21%, 11/22/2016 (I)...........................       5,938
          220   Husky Oil Co.,
                  8.90%, 08/15/2028 +.............................         229

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                ENERGY -- (CONTINUED)
$      12,815   Petro-Canada,
                  5.95%, 05/15/2035 +.............................  $   12,225
        2,294   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                  3.44%, 09/15/2009 (I)...........................       2,252
       16,410   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                  5.30%, 09/30/2020 (I)...........................      15,825
        3,435   Sempra Energy,
                  6.00%, 02/01/2013 (G)...........................       3,537
        7,195   TNK-BP Finance S.A.,
                  7.50%, 07/18/2016 (I)...........................       7,591
                                                                    ----------
                                                                        85,928
                                                                    ----------
                FINANCE -- 13.4%
       10,013   ABX Financing Co.,
                  6.35%, 10/15/2036 (I)...........................       9,893
        6,930   Aegon Funding Corp.,
                  5.75%, 12/15/2020 +.............................       7,048
       13,161   Aetna, Inc.,
                  5.75%, 06/15/2011 +.............................      13,436
        1,844   AMBAC Financial Group, Inc.,
                  6.15%, 02/15/2037 +.............................       1,736
       28,464   American Express Credit Corp.,
                  6.80%, 09/01/2066 (G)...........................      30,313
        9,550   American International Group, Inc.,
                  6.25%, 03/15/2037 +.............................       9,295
           75   Americo Life, Inc.,
                  7.88%, 05/01/2013 (I)...........................          77
       18,030   Amvescap plc,
                  4.50%, 12/15/2009 +.............................      17,698
        3,544   Amvescap plc,
                  5.38%, 02/27/2013 +.............................       3,539
        5,370   Army Hawaii Family Housing Trust Certificates,
                  5.52%, 06/15/2050 (I)...........................       5,217
       18,341   AXA S.A.,
                  6.46%, 12/14/2049 (I)(L)(G).....................      17,947
        9,535   BAE Systems Holdings, Inc.,
                  5.20%, 08/15/2015 (I)...........................       9,338
          200   Bank of New York Institutional Capital Trust,
                  7.78%, 12/01/2026 (I)...........................         208
        9,824   Capital One Capital IV,
                  6.75%, 02/17/2037 (G)...........................       9,412
          250   Centura Capital Trust I,
                  8.85%, 06/01/2027 (H) +.........................         262
       10,860   CIT Group, Inc.,
                  6.10%, 03/15/2067 (L) +.........................      10,468
       14,553   Comerica Capital Trust II,
                  6.58%, 02/20/2037 (L) +.........................      14,094
        6,300   Credit Suisse First Boston USA, Inc.,
                  6.50%, 01/15/2012 +.............................       6,623
       15,675   Duke Realty L.P.,
                  5.95%, 02/15/2017 (G)...........................      16,044
        7,300   ERAC USA Finance Co.,
                  5.60%, 05/01/2015 (I)...........................       7,307
        8,170   ERP Operating L.P.,
                  6.58%, 04/13/2015 +.............................       8,760

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
$      21,170   Fifth Third Capital Trust IV,
                  6.50%, 04/15/2037 (L)(G)........................  $   21,046
JPY 4,868,000   General Electric Capital Corp.,
                  0.63%, 01/15/2010 (L)...........................      41,309
       16,049   Genworth Financial, Inc.,
                  6.15%, 11/15/2066 +.............................      15,808
       17,925   Goldman Sachs Group, Inc.,
                  5.95%, 01/15/2027 +.............................      17,393
        9,530   HSBC Holding plc,
                  6.50%, 05/02/2036 +.............................      10,072
       19,655   JP Morgan Chase Capital XX,
                  6.55%, 09/29/2036 +.............................      19,525
        3,785   Kazkommerts International B.V.,
                  8.00%, 11/03/2015 (I)...........................       3,842
JPY 4,863,000   Landwirtsch Rentenbank,
                  0.65%, 09/30/2008...............................      41,227
       12,080   Lincoln National Corp.,
                  6.05%, 04/20/2067 +.............................      11,805
       12,600   Merrill Lynch & Co., Inc.,
                  6.05%, 05/16/2016 +.............................      12,926
        6,575   Merrill Lynch & Co., Inc.,
                  6.22%, 09/15/2026 +.............................       6,590
       28,674   Metlife, Inc.,
                  6.40%, 12/15/2036 +.............................      27,997
        9,165   Morgan Stanley,
                  5.45%, 01/09/2017 +.............................       9,014
       10,500   MUFG Capital Finance I Ltd.,
                  6.35%, 07/25/2049 (L) +.........................      10,725
        3,900   North Street Referenced Linked Notes,
                  6.41%, 07/30/2010 (I)(L)........................       3,393
        9,800   PNC Preferred Funding Trust II,
                  6.11%, 03/15/2049 (I)(L)........................       9,735
        6,988   Principal Financial Group, Inc.,
                  6.05%, 10/15/2036 +.............................       7,065
          200   Prudential Holdings LLC,
                  7.25%, 12/18/2023 (I)...........................         232
           96   Regional Diversified Funding,
                  9.25%, 03/15/2030 (I)...........................         109
       10,700   Simon Property Group, Inc.,
                  7.88%, 03/15/2016 (I)...........................      12,418
       16,392   SMFG Preferred Capital,
                  6.08%, 12/01/2049 (I)(L)........................      16,424
        6,800   St. Paul Travelers Cos., Inc.,
                  8.13%, 04/15/2010 +.............................       7,404
       16,713   Suntrust Capital VIII,
                  6.10%, 12/15/2036 +.............................      15,655
        3,740   Suntrust Preferred Capital,
                  5.85%, 12/29/2049 (L) +.........................       3,792
        2,882   Travelers Property Casualty Corp.,
                  5.00%, 03/15/2013 +.............................       2,835
        6,260   TuranAlem Finance B.V.,
                  8.50%, 02/10/2015 (K)...........................       6,348
       13,200   US Bank Realty Corp.,
                  6.09%, 12/22/2049 (I)(L)........................      13,275
        5,862   Wellpoint, Inc.,
                  5.85%, 01/15/2036 +.............................       5,664

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
                FINANCE -- (CONTINUED)
$       4,700   WellPoint, Inc.,
                  6.80%, 08/01/2012 +.............................  $    5,011
        9,076   Westfield Group,
                  5.70%, 10/01/2016 (I)...........................       9,189
                                                                    ----------
                                                                       566,543
                                                                    ----------
                FOREIGN GOVERNMENTS -- 0.0%
 CAD      200   Canadian Government,
                  7.25%, 06/01/2007...............................         174
 CAD      200   Canadian Government,
                  9.00%, 03/01/2011...............................         204
  AUD     300   Italy (Republic of),
                  5.88%, 08/14/2008...............................         240
                                                                    ----------
                                                                           618
                                                                    ----------
                HEALTH CARE -- 0.3%
        4,120   Baxter International, Inc.,
                  5.90%, 09/01/2016 (G)...........................       4,252
       10,025   Wyeth,
                  5.95%, 04/01/2037 +.............................       9,873
                                                                    ----------
                                                                        14,125
                                                                    ----------
                SERVICES -- 1.5%
          100   Comcast Corp.,
                  10.63%, 07/15/2012 +............................         122
       10,240   Cox Communications, Inc.,
                  5.45%, 12/15/2014 +.............................      10,115
        7,758   Cox Communications, Inc.,
                  5.88%, 12/01/2016 (I)...........................       7,817
        2,350   Electronic Data Systems Corp.,
                  3.88%, 07/15/2023 (G)...........................       2,473
        3,800   FedEx Corp.,
                  3.50%, 04/01/2009 +.............................       3,681
        9,625   Marriott International, Inc.,
                  6.20%, 06/15/2016 +.............................       9,875
        4,709   Mashantucket Western Pequot Revenue Bond,
                  5.91%, 09/01/2021 (I)...........................       4,533
       15,075   Time Warner Entertainment Co. L.P.,
                  8.38%, 07/15/2033 (G)...........................      18,323
        5,120   Time Warner, Inc.,
                  6.50%, 11/15/2036 +.............................       5,106
        2,850   Viacom, Inc.,
                  6.25%, 04/30/2016 +.............................       2,889
                                                                    ----------
                                                                        64,934
                                                                    ----------
                TECHNOLOGY -- 1.8%
        7,672   AT&T Corp.,
                  8.00%, 11/15/2031 +.............................       9,481
       12,600   Cingular Wireless Services, Inc.,
                  8.75%, 03/01/2031 +.............................      16,253
          500   Comcast Cable Communications, Inc.,
                  8.50%, 05/01/2027 +.............................         612
          165   GTE Corp.,
                  8.75%, 11/01/2021 (G)...........................         204
       14,175   Sprint Capital Corp.,
                  8.75%, 03/15/2032 +.............................      16,720
        4,025   TCI Communications, Inc.,
                  8.75%, 08/01/2015 +.............................       4,754

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                TECHNOLOGY -- (CONTINUED)
$       8,515   Telecom Italia Capital,
                  7.20%, 07/18/2036 +.............................  $    8,865
        7,975   Tele-Communications, Inc.,
                  7.88%, 08/01/2013 +.............................       8,930
        1,500   Verizon Maryland, Inc.,
                  8.30%, 08/01/2031 +.............................       1,778
          125   Verizon Virginia, Inc.,
                  4.63%, 03/15/2013 (G)...........................         119
       10,479   Vodafone Group plc,
                  6.15%, 02/27/2037 +.............................      10,116
                                                                    ----------
                                                                        77,832
                                                                    ----------
                TRANSPORTATION -- 0.4%
        5,696   American Airlines, Inc.,
                  7.86%, 10/01/2011 +.............................       6,198
       10,875   CSX Corp.,
                  6.75%, 03/15/2011 (G)...........................      11,359
          325   Roadway Corp.,
                  8.25%, 12/01/2008 +.............................         338
                                                                    ----------
                                                                        17,895
                                                                    ----------
                UTILITIES -- 1.2%
        6,550   Carolina Power & Light Co.,
                  5.25%, 12/15/2015 +.............................       6,460
        7,475   Centerpoint Energy, Inc.,
                  6.85%, 06/01/2015 (G)...........................       7,929
        3,875   Detroit Edison Co.,
                  6.13%, 10/01/2010 (G)...........................       3,993
        4,720   Kinder Morgan Energy Partners L.P.,
                  6.50%, 02/01/2037 (G)...........................       4,707
        9,251   Kinder Morgan Finance Co.,
                  5.70%, 01/05/2016 +.............................       8,674
        5,735   Northern States Power Co.,
                  6.25%, 06/01/2036 +.............................       6,036
        6,130   Peco Energy Co.,
                  5.95%, 10/01/2036 +.............................       6,155
        3,190   Puget Sound Energy, Inc.,
                  7.96%, 02/22/2010 +.............................       3,417
        4,150   Texas-New Mexico Power Co.,
                  6.13%, 06/01/2008 +.............................       4,162
        1,400   Westar Energy, Inc.,
                  5.15%, 01/01/2017 +.............................       1,338
                                                                    ----------
                                                                        52,871
                                                                    ----------
                Total Corporate Bonds:
                  Investment Grade
                  (Cost $935,439).................................  $  932,033
                                                                    ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.6%
                BASIC MATERIALS -- 1.1%
$       5,610   Citigroup (JSC Severstal),
                  9.25%, 04/19/2014 (K)...........................  $    6,073
        3,770   Evraz Group S.A.,
                  8.25%, 11/10/2015 (I)...........................       3,860
        3,865   Goodyear Tire & Rubber Co.,
                  9.14%, 12/01/2009 (I)(L)(G).....................       3,879
        8,275   Goodyear Tire & Rubber Co.,
                  11.25%, 03/01/2011..............................       9,092

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
                BASIC MATERIALS -- (CONTINUED)
$      12,100   Potlatch Corp.,
                  13.00%, 12/01/2009 (L)..........................  $   13,860
        7,015   Stone Container,
                  8.00%, 03/15/2017 (I)...........................       6,857
                                                                    ----------
                                                                        43,621
                                                                    ----------
                CAPITAL GOODS -- 0.3%
        8,650   Bombardier, Inc.,
                  6.30%, 05/01/2014 (I)...........................       8,218
        6,102   L-3 Communications Corp.,
                  3.00%, 08/01/2035 (G)...........................       6,514
                                                                    ----------
                                                                        14,732
                                                                    ----------
                CONSUMER CYCLICAL -- 0.5%
        5,110   Aramark Corp.,
                  8.86%, 02/01/2015 (I)(L)........................       5,251
        4,385   Asbury Automotive Group,
                  7.63%, 03/15/2017 (I)...........................       4,396
        5,765   K. Hovnanian Enterprises, Inc.,
                  6.00%, 01/15/2010...............................       5,419
        6,985   Supervalu, Inc.,
                  7.50%, 11/15/2014...............................       7,282
                                                                    ----------
                                                                        22,348
                                                                    ----------
                CONSUMER STAPLES -- 0.2%
        3,670   JBS S.A.,
                  10.50%, 08/04/2016 (K)..........................       4,175
        4,235   OJSC Myronivsky Hliboproduct,
                  10.25%, 11/30/2011 (I)..........................       4,399
                                                                    ----------
                                                                         8,574
                                                                    ----------
                ENERGY -- 0.1%
        3,876   Chesapeake Energy Corp.,
                  2.75%, 11/15/2035...............................       4,036
                                                                    ----------
                FINANCE -- 0.7%
        2,575   American Real Estate Partners L.P.,
                  7.13%, 02/15/2013...............................       2,543
        4,200   ATF Bank,
                  9.00%, 05/11/2016 (I)...........................       4,007
        2,680   Drummond Co., Inc.,
                  7.38%, 02/15/2016 (I)...........................       2,573
        9,440   Ford Motor Credit Co.,
                  9.81%, 04/15/2012 (L)...........................      10,008
        9,845   General Motors Acceptance Corp.,
                  6.88%, 09/15/2011...............................       9,855
                                                                    ----------
                                                                        28,986
                                                                    ----------
                FOREIGN GOVERNMENTS -- 0.3%
        4,235   Argentina (Republic of),
                  7.00%, 09/12/2013...............................       4,044
 BRL    8,820   Brazil (Republic of),
                  12.50%, 01/05/2022..............................       5,015
        3,970   Turkey (Republic of),
                  7.00%, 09/26/2016...............................       4,039
                                                                    ----------
                                                                        13,098
                                                                    ----------

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                HEALTH CARE -- 0.3%
$       2,825   Biovail Corp.,
                  7.88%, 04/01/2010 (G)...........................  $    2,881
       10,210   HCA, Inc.,
                  7.88%, 02/01/2011...............................      10,401
                                                                    ----------
                                                                        13,282
                                                                    ----------
                SERVICES -- 0.3%
        6,285   ISA Capital De Brasil S.A.,
                  8.80%, 01/30/2017 (I)(G)........................       6,678
        6,423   Liberty Media Corp.,
                  3.50%, 01/15/2031...............................       5,315
                                                                    ----------
                                                                        11,993
                                                                    ----------
                TECHNOLOGY -- 1.8%
        6,835   CSC Holdings, Inc.,
                  8.13%, 07/15/2009...............................       7,074
        2,220   CSC Holdings, Inc.,
                  8.13%, 08/15/2009...............................       2,298
        5,325   Dobson Cellular Systems,
                  8.38%, 11/01/2011...............................       5,651
        8,325   Freescale Semiconductor, Inc.,
                  10.13%, 12/15/2016 (I)(G).......................       8,346
        8,670   Intelsat Bermuda Ltd.,
                  9.25%, 06/15/2016 (I) ..........................       9,602
        6,950   Level 3 Financing, Inc.,
                  12.25%, 03/15/2013..............................       8,132
        5,845   Nortel Networks Ltd.,
                  10.75%, 07/15/2016 (I) .........................       6,488
        5,150   NXP B.V. Funding, LLC,
                  8.11%, 10/15/2013 (I)(L) .......................       5,298
        9,440   Qwest Communications International, Inc.,
                  7.50%, 02/15/2014...............................       9,723
        3,815   Vimpel Communications,
                  8.25%, 05/23/2016 (G)(I)........................       4,063
        9,220   Windstream Corp.,
                  8.63%, 08/01/2016...............................      10,084
                                                                    ----------
                                                                        76,759
                                                                    ----------
                Total Corporate Bonds: Non-Investment Grade
                  (Cost $231,106).................................  $  237,429
                                                                    ----------
CALL OPTIONS PURCHASED -- 0.0%
                ISSUER/EXPIRATION DATE/EXERCISE
$           1   US Treasury Note, 05/28/2007, $113.00.............  $       10
                                                                    ----------
                Total Call Options Purchased
                  (Cost $60)......................................  $       10
                                                                    ----------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
U.S. GOVERNMENT SECURITIES -- 9.1%
                OTHER DIRECT FEDERAL OBLIGATIONS -- 0.7%
$      15,885   Federal Home Loan Bank,
                  5.25%, 08/14/2008 +.............................  $   15,947
       46,200   Tennessee Valley Authority,
                  4.75%, 11/01/2025 (M)...........................      12,236
                                                                    ----------
                                                                        28,183
                                                                    ----------
                U.S. TREASURY SECURITIES -- 8.4%
       40,710   2.375% 2011 (O)(G)................................      42,056
       33,020   3.875% 2009 (O)(G)................................      42,243
      151,401   4.00% 2014 (G)....................................     146,055
       12,658   4.50% 2036 (G)....................................      11,934
      113,845   4.625% 2012-2017 (G)..............................     113,621
                                                                    ----------
                                                                       355,909
                                                                    ----------
                Total U.S. Government Securities
                  (Cost $383,049).................................  $  384,092
                                                                    ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 8.5%
                BASIC MATERIALS -- 0.6%
$         112   Coffeyville Resources,
                  8.22%, 12/21/2010 (N)...........................  $      112
          576   Coffeyville Resources,
                  8.36%, 12/21/2013 (N)...........................         581
        5,887   Compass Minerals Group, Inc.,
                  6.85%, 12/22/2012 (N)...........................       5,884
       12,207   Georgia-Pacific Corp.,
                  7.09%, 02/14/2013 (N)...........................      12,271
        6,771   Huntsman International, Inc.,
                  7.07%, 08/16/2012 (N)...........................       6,781
        1,986   Tupperware Corp.,
                  6.84%, 11/07/2012 (N)...........................       1,983
                                                                    ----------
                                                                        27,612
                                                                    ----------
                CONSUMER CYCLICAL -- 1.3%
       29,541   Ford Motor Co.,
                  8.36%, 12/12/2013 (N)...........................      29,648
        1,638   Invista B.V., Term Loan B-2,
                  6.85%, 04/30/2010 (N)...........................       1,640
        1,640   Invista B.V., Term Loan B-1,
                  6.85%, 04/30/2010 (N)...........................       1,642
        1,804   Masonite International Corp., Canadian Term Loan,
                  7.36%, 04/30/2010 (N)...........................       1,758
        1,807   Masonite International Corp., U.S. Term Loan,
                  7.36%, 04/30/2010 (N)...........................       1,775
        2,049   Oshkosh Truck Corp.,
                  7.10%, 12/06/2013 (N)...........................       2,051
        5,759   Supervalu, Inc.,
                  6.71%, 06/01/2011 (N)...........................       5,758
        4,923   Supervalu, Inc.,
                  6.84%, 05/30/2013 (N)...........................       4,939
        7,922   William Carter Co.,
                  6.85%, 07/14/2012 (N)...........................       7,922
                                                                    ----------
                                                                        57,133
                                                                    ----------

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
                FINANCE -- 1.3%
$      11,607   Ameritrade Holding Corp.,
                  6.82%, 12/31/2011 (N)...........................  $   11,617
        3,713   CB Richard Ellis Services, Inc.,
                  6.82%, 12/14/2013 (N)...........................       3,721
       10,725   Crescent Resources LLC,
                  8.32%, 09/07/2012 (N)...........................      10,756
       15,885   General Growth Properties,
                  6.57%, 02/24/2010 (N)...........................      15,843
        7,650   Nasdaq Stock Market, Inc., Term Loan B,
                  7.07%, 05/22/2012 (N)...........................       7,672
        3,734   Nasdaq Stock Market, Inc., Term Loan C,
                  7.07%, 05/22/2012 (N)...........................       3,746
                                                                    ----------
                                                                        53,355
                                                                    ----------
                HEALTH CARE -- 1.0%
        7,262   Community Health Systems,
                  7.10%, 08/19/2011 (N)...........................       7,284
        2,274   DJ Orthopedics LLC,
                  6.88%, 04/07/2013 (N)...........................       2,274
       14,293   Fresenius Medical Care AG,
                  6.73%, 03/31/2013 (N)...........................      14,250
        6,867   HCA, Inc.,
                  7.60%, 11/17/2013 (N)...........................       6,929
        9,920   Lifepoint Hospitals, Inc.,
                  6.99%, 04/15/2012 (N)...........................       9,907
        2,646   Ventiv Health, Inc.,
                  6.85%, 10/05/2011 (N)...........................       2,645
                                                                    ----------
                                                                        43,289
                                                                    ----------
                SERVICES -- 2.6%
        4,567   Allied Waste,
                  7.07%, 01/15/2012 (N)...........................       4,587
       10,298   Allied Waste,
                  7.10%, 01/15/2012 (N)...........................      10,334
        4,698   Cedar Fair L.P.,
                  7.32%, 07/21/2013 (N)...........................       4,736
        8,500   Clarke American Corp.,
                  10.35%, 02/28/2017 (Q)..........................       8,500
        6,427   Gray Television, Inc.,
                  6.82%, 12/31/2014 (Q)...........................       6,429
          421   Gray Television, Inc., Term Loan,
                  6.85%, 12/31/2014 (Q)...........................         422
        2,897   Gray Television, Inc., Term Loan 1,
                  6.85%, 12/31/2014...............................       2,898
       17,000   Harrah's Entertainment, Inc.,
                  6.85%, 03/05/2008 (Q)...........................      16,958
       21,741   MGM Mirage, Inc.,
                  6.41%, 10/03/2011 (N)...........................      21,431
       12,688   Regal Cinemas, Inc.,
                  7.10%, 11/10/2010 (N)...........................      12,718
        4,319   UPC Financing Partnership, Term Loan J2,
                  7.37%, 03/31/2013 (N)...........................       4,327
        4,319   UPC Financing Partnership, Term Loan K2,
                  7.37%, 12/31/2013 (N)...........................       4,324

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                SERVICES -- (CONTINUED)
$       7,838   Weight Watchers International, Inc.,
                  6.63%, 01/24/2013 (N)...........................  $    7,811
        3,624   West Corp.,
                  7.75%, 10/23/2013 (N)...........................       3,644
                                                                    ----------
                                                                       109,119
                                                                    ----------
                TECHNOLOGY -- 1.5%
        6,415   Cincinnati Bell, Inc.,
                  6.82%, 08/31/2012 (N)...........................       6,425
        5,655   Idearc, Inc.,
                  6.85%, 11/17/2013 (N)...........................       5,654
        9,847   Idearc, Inc.,
                  7.35%, 11/17/2014 (N)...........................       9,900
       10,211   Mediacom Broadband, Term Loan D2,
                  7.10%, 01/31/2015 (N)...........................      10,199
        3,487   Mediacom Broadband, Term Loan D1,
                  7.10%, 01/31/2015 (N)...........................       3,485
        2,052   Mediacom LLC,
                  7.10%, 01/31/2015 (N)...........................       2,050
        4,336   Metro PCS Wireless, Inc.,
                  7.63%, 11/02/2013 (N)...........................       4,358
       17,126   R.H. Donnelly, Inc.,
                  6.85%, 06/30/2011 (N)...........................      17,113
        3,252   UGS Corp.,
                  7.10%, 03/31/2012 (N)...........................       3,252
                                                                    ----------
                                                                        62,436
                                                                    ----------
                UTILITIES -- 0.2%
        3,634   Mirant North America LLC,
                  7.07%, 01/03/2013 (N)...........................       3,641
        2,904   NRG Energy, Inc.,
                  7.35%, 01/27/2013 (N)...........................       2,922
        1,470   Pike Electric, Inc.,
                  7.13%, 07/01/2012 (N)...........................       1,469
                                                                    ----------
                                                                         8,032
                                                                    ----------
                Total Senior Floating Rate Interests:
                  Non-Investment Grade
                  (Cost $360,953).................................  $  360,976
                                                                    ----------
U.S. GOVERNMENT AGENCIES -- 33.3%
                FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.1%
$      21,000   4.10% 2014 +......................................  $   20,561
       66,804   4.50% 2018........................................      64,853
       47,165   5.00% 2034........................................      45,230
       16,640   5.04% 2035 (L) +..................................      16,494
        8,762   5.33% 2036 (L) +..................................       8,764
        4,592   5.45% 2036 (L) +..................................       4,611
       69,029   5.48% 2036 (L)....................................      69,459
      105,504   5.50% 2018 -- 2037 (Q)............................     104,419
      218,668   6.00% 2017 -- 2037 (Q)............................     220,671
            7   6.50% 2031 -- 2032................................           7
           11   7.50% 2029 -- 2031................................          11
                                                                    ----------
                                                                       555,080
                                                                    ----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.4%
          250   3.68% 2009 (L)....................................         246
        4,071   4.69% 2034 (L)....................................       4,026
        9,960   4.71% 2035 (L)....................................       9,821
        4,772   4.72% 2035 (L)....................................       4,713

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$      12,015   4.79% 2035 (L)....................................  $   11,858
       27,517   4.83% 2036 (L)....................................      27,454
       30,400   4.875% 2008.......................................      30,336
        5,783   4.88% 2035 (L)....................................       5,737
        4,397   4.91% 2035 (L)....................................       4,371
       10,977   4.93% 2035 (L)....................................      10,929
      349,261   5.00% 2018 -- 2037 (Q) +..........................     346,084
        7,161   5.09% 2035 (L)....................................       7,123
      100,569   5.50% 2013 -- 2034 (Q)............................     100,019
       11,494   5.51% 2036 (L)....................................      11,556
       31,585   6.00% 2012 -- 2033 (Q)............................      32,014
        4,089   6.50% 2014 -- 2032................................       4,207
           41   7.00% 2016 -- 2032................................          43
        1,319   7.50% 2015 -- 2032................................       1,383
            2   8.00% 2032........................................           2
                                                                    ----------
                                                                       611,922
                                                                    ----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.5%
       29,704   5.50% 2033 -- 2034 +..............................      29,549
       94,796   6.00% 2031 -- 2037 (Q) +..........................      95,979
       22,216   6.50% 2028 -- 2032 +..............................      22,854
           75   7.00% 2030 -- 2031 +..............................          79
           15   8.50% 2024 +......................................          16
                                                                    ----------
                                                                       148,477
                                                                    ----------
                SMALL BUSINESS ADMINISTRATION PARTICIPATION
                CERTIFICATES -- 2.3%
        6,197   5.12% 2026........................................       6,153
        4,429   5.23% 2027........................................       4,424
       14,924   5.32% 2027........................................      14,992
       12,839   5.36% 2026........................................      12,932
        9,604   5.37% 2026........................................       9,681
        8,799   5.54% 2026........................................       8,948
        9,684   5.57% 2026........................................       9,864
        9,782   5.64% 2026........................................      10,022
       10,437   5.70% 2026........................................      10,701
        8,434   6.14% 2022........................................       8,724
                                                                    ----------
                                                                        96,441
                                                                    ----------
                Total U.S. Government Agencies
                  (Cost $1,420,554)...............................  $1,411,920
                                                                    ----------
   SHARES
-------------
COMMON STOCK -- 0.0%
                TECHNOLOGY -- 0.0%
$          --   XO Holdings, Inc. (D)(G)(H).......................  $       --
                                                                            --
                                                                    ----------
                Total Common Stock
                  (Cost $0).......................................  $       --
                                                                    ----------
WARRANTS -- 0.0%
                TECHNOLOGY -- 0.0%
$          --   Ntelos, Inc. (D)(H)(A)............................  $       --
                                                                    ----------
                Total Warrants
                  (Cost $1).......................................  $       --
                                                                    ----------
  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
SHORT-TERM INVESTMENTS -- 29.9%
                CONSUMER STAPLES -- 1.4%
$      40,000   Cargill, Inc.,
                  5.40%, 04/02/2007...............................  $   39,988
       20,000   KFW International Holdings,
                  5.38%, 04/02/2007 (I)...........................      19,994
                                                                    ----------
                                                                        59,982
                                                                    ----------
                FINANCE -- 7.8%
       40,000   Abbey National NA,
                  5.24%, 04/05/2007...............................      39,971
       30,000   American General Finance,
                  5.26%, 04/11/2007...............................      29,952
       40,000   BNP Paribas Finance,
                  5.27%, 04/12/2007...............................      39,930
       20,000   Goldman Sachs Group, Inc.,
                  5.27%, 04/03/2007...............................      19,991
       40,000   Rabobank USA,
                  5.26%, 04/12/2007...............................      39,930
       40,000   Societe Generale NA,
                  5.25%, 04/10/2007...............................      39,942
       40,000   Toronto-Dominion Holdings,
                  5.29%, 04/09/2007...............................      39,947
       40,000   Toyota Motor Credit,
                  5.24%, 04/12/2007...............................      39,930
       40,000   UBS Finance (De) LLC,
                  5.24%, 04/09/2007 (I)...........................      39,948
                                                                    ----------
                                                                       329,541
                                                                    ----------
                HEALTH CARE -- 0.7%
       30,000   Abbott Laboratories, 5.33%, 04/03/2007............      29,987
                                                                    ----------
                INVESTMENT POOLS AND FUNDS -- 0.0%
        1,810   State Street Bank Money Market Fund...............       1,810
                                                                    ----------
                REPURCHASE AGREEMENTS @ -- 8.9%
      118,847   BNP Paribas Joint Repurchase Agreement,
                  5.10%, 04/02/2007...............................     118,847
      138,091   RBS Greenwich Joint Repurchase Agreement,
                  5.10%, 04/02/2007...............................     138,091
      118,364   UBS Securities LLC Joint Repurchase Agreement,
                  5.10%, 04/02/2007...............................     118,364
                                                                    ----------
                                                                       375,302
                                                                    ----------
                TECHNOLOGY -- 0.7%
       30,000   Verizon Communications,
                  5.30%, 04/11/2007...............................      29,951
                                                                    ----------
                U.S. TREASURY SECURITIES -- 0.1%
        4,000   U.S. Treasury Bill,
                  5.06%, 06/14/2007 (M)(S)........................       3,960
                                                                    ----------

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
                SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING
                CASH COLLATERAL REINVESTMENT FUND: -- 10.3%
$     436,348   Navigator Prime Portfolio.........................  $  436,348
                                                                    ----------
                Total Short-Term Investments
                  (Cost $1,266,881)...............................  $1,266,881
                                                                    ----------
                Total Investments in Securities
                  (Cost $5,127,395) (C)...........................  $5,120,284
                                                                    ----------
                Other Assets and Liabilities......................    (885,591)
                                                                    ----------
                Total Net Assets..................................  $4,234,693
                                                                    ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.90% of total net assets at March 31, 2007.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $1,675, which represents 0.04% of total net assets.

(B)  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      BRL  -- Brazilian Real
      CAD  -- Canadian Dollar
      JPY  -- Japanese Yen

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $5,128,077 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 23,267
      Unrealized depreciation........................   (31,060)
                                                       --------
        Net unrealized depreciation..................  $ (7,793)
                                                       ========

(D)  Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

+ This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR                 SECURITY                COST BASIS
      --------  ----------                 --------                ----------
      5/2003         250     Centura Capital Trust I, due 2027 --
                             144A                                    $  265
      3/2006       1,512     Home Equity Asset Trust, due 2035 --
                             144A                                     1,497
      4/2005      73,119     Morgan Stanley Dean Witter Capital
                             I, due 2032 -- 144A                         --
      10/2005     26,948     Morgan Stanley Dean Witter Capital
                             I, due 2032 -- Reg D                       327
      7/2000          --     Ntelos, Inc. Warrants                        1
      5/2006          --     XO Holdings, Inc.                           --

     The aggregate value of these securities at March 31, 2007 was $1,674, which represents 0.04% of total net assets.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $452,951, which represents 10.70% of total net assets.

(K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2007, the market value of these securities amounted to $16,596 or 0.39% of net assets.

(L) Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2007.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2007.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2007 was $573,885.

(N) The interest rate disclosed for these securities represents the effective yield as of December 31, 2006.

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

(S) Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                                                                     UNREALIZED
                                                            NUMBER OF                                               APPRECIATION
DESCRIPTION                                                 CONTRACTS*         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                 ----------         --------         ----------         --------------
5 Year U.S. Treasury Note                                       629            Short             June 2007             $   87
5 Year U.S. Treasury Note                                     7,916             Long             June 2007                (55)
U.S. Long Bond                                                2,142            Short             June 2007              3,689
                                                                                                                       ------
                                                                                                                       $3,721
                                                                                                                       ======

*  The number of contracts does not omit 000's.

(V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2007.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  @  Repurchase agreements collateralized as follows:

                                                                         SECURITY                  COUPON            EXPIRATION
                                                                           TYPE                     RATE                DATE
                                                                         --------                  ------            ----------
      BNP Paribas Joint Repurchase Agreement                        U.S. Treasury Bonds         6.00%-7.125%         2023-2026
      RBS Greenwich Joint Repurchase Agreement                      U.S. Treasury Bonds         8.75%-8.875%         2023-2026
      UBS Securities LLC Joint Repurchase Agreement                 U.S. Treasury Bill                4.875%              2007
                                                                    U.S. Treasury Notes               12.00%              2013
                                                                    U.S. Treasury Bonds                6.25%              2023

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE            AMOUNT            DATE            (DEPRECIATION)
-----------                                -----------          ------          --------         --------          --------------
Japanese Yen                                   Buy              $1,343           $1,353          4/11/2007              $(10)
Japanese Yen                                  Sell               3,865            3,860           4/2/2007                (5)
Japanese Yen                                  Sell               1,343            1,341          4/11/2007                (2)
                                                                                                                        ----
                                                                                                                        $(17)
                                                                                                                        ====

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT MARCH 31, 2007

                                                                                    PAY/
                                            REFERENCE          BUY/SELL           RECEIVE           EXPIRATION         NOTIONAL
COUNTERPARTY                                 ENTITY           PROTECTION         FIXED RATE            DATE             AMOUNT
------------                                ---------         ----------         ----------         ----------         --------
Lehman Brothers Special Financing, Inc.     HCA, Inc.          Buy                  2.70%           12/20/2010         $10,400
Lehman Brothers Special Financing, Inc.     HCA, Inc.          Buy                  3.50%           12/20/2011         $10,400

                                              UNREALIZED
                                            (DEPRECIATION)
COUNTERPARTY                                 APPRECIATION
------------                                --------------
Lehman Brothers Special Financing, Inc.          $(9)
Lehman Brothers Special Financing, Inc.           12
                                                 ---
                                                 $ 3
                                                 ===

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 14.8%
            FINANCE -- 14.8%
$  1,500    American Express Credit Account Master Trust,
              5.32%, 03/15/2011 (L) +.........................  $    1,499
   6,000    Ansonia CDO Ltd.,
              5.62%, 07/28/2046 (I)(L)........................       5,994
   8,000    Arbor Realty Mortgage Securities,
              5.75%, 01/26/2042 (I)(L)........................       7,995
   9,000    Banc of America Commercial Mortgage, Inc.,
              4.50%, 07/10/2043...............................       8,835
   9,433    Banc of America Commercial Mortgage, Inc.,
              5.00%, 10/10/2045...............................       9,396
 213,850    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.65%, 02/11/2041 (P)(L)........................       2,458
   3,370    Carrington Mortgage Loan Trust,
              6.00%, 04/25/2037 (L)(Q)........................       3,370
   2,500    Citigroup Commercial Mortgage Trust,
              5.56%, 08/15/2021 (I)(L)........................       2,500
   9,000    Commercial Mortgage Pass-Through Certificates,
              5.00%, 06/10/2044...............................       8,960
   4,849    Commercial Mortgage Pass-Through Certificates,
              5.61%, 12/15/2020 (I)(L)........................       4,849
   2,162    Countrywide Alternative Loan Trust,
              5.50%, 10/25/2035 (L)...........................       2,157
   9,000    Countrywide Asset-Backed Certificates,
              5.76%, 06/25/2035...............................       9,032
   9,000    Countrywide Asset-Backed Certificates,
              5.80%, 07/25/2034...............................       8,966
  11,000    Credit Suisse Mortgage Capital Certificates,
              6.12%, 09/15/2021 (I)(L)........................      11,026
   9,000    CS First Boston Mortgage Securities Corp.,
              4.51%, 07/15/2037...............................       8,842
   5,000    Discover Card Master Trust I,
              5.54%, 01/15/2008 (L)...........................       5,009
   9,000    Greenwich Capital Commercial Funding Corp.,
              5.12%, 04/10/2037 (L)...........................       9,003
   8,000    Greenwich Capital Commercial Funding Corp.,
              5.55%, 11/05/2021 (I)(L)........................       8,000
   4,400    LNR CDO Ltd.,
              5.67%, 05/28/2043 (I)(L)........................       4,325
   2,400    MBNA Credit Card Master Note Trust,
              5.46%, 02/16/2010 (L)...........................       2,402
   6,750    Merrill Lynch Floating Trust,
              5.52%, 06/15/2022 (I)(L)........................       6,750
 141,111    Merrill Lynch Mortgage Trust,
              4.57%, 06/12/2043 (P)(L)........................       3,589
   3,405    Renaissance Home Equity Loan Trust,
              7.50%, 04/20/2037...............................       3,078
   6,875    Spirit Master Funding LLC,
              5.76%, 03/20/2024 (I) +.........................       6,917

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  4,000    Structured Asset Securities Corp.,
              7.82%, 02/25/2037 (I)(L)........................  $    3,716
   9,000    Wachovia Bank Commercial Mortgage Trust,
              4.52%, 05/15/2044  +............................       8,839
                                                                ----------
            Total Asset & Commercial Mortgage Backed
              Securities
              (Cost $158,477).................................  $  157,507
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
   2,750    North Street Referenced Linked Notes,
              6.41%, 07/30/2010 (I)(L)........................       2,393
                                                                ----------
            Total Corporate Bonds: Investment Grade
              (Cost $2,378)...................................  $    2,393
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 12.5%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 4.3%
            Federal Home Loan Bank
  19,000    4.875% 2011 (G) +.................................  $   19,021
  15,000    5.50% 2009........................................      15,010
                                                                ----------
                                                                    34,031
                                                                ----------
            Tennessee Valley Authority
  11,750    5.375% 2008.......................................      11,822
                                                                ----------
                                                                    45,853
                                                                ----------
            U.S. TREASURY SECURITIES -- 8.2%
            U.S. Treasury Notes
  50,000    0.875% 2010 (G)(O)................................      51,656
  12,000    4.00% 2010 (G) +..................................      11,816
  19,620    4.625% 2009 -- 2016 (G)...........................      19,595
   4,250    4.875% 2009 (G) +.................................       4,273
                                                                ----------
                                                                    87,340
                                                                ----------
            Total U.S. Government Securities
              (Cost $132,890).................................  $  133,193
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 73.7%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 22.7%
            Mortgage Backed Securities:
   7,397    5.45% 2036 (L) +..................................  $    7,428
  61,447    5.50% 2036 -- 2037 (L)(Q) +.......................      60,996
  22,272    5.60% 2036 (L) +..................................      22,367
 108,840    6.00% 2021 -- 2037 (Q)............................     109,715
   4,202    6.50% 2028 -- 2032 +..............................       4,319
      24    7.00% 2029 -- 2031 +..............................          27
                                                                ----------
                                                                   204,852
                                                                ----------
            Notes:
  16,000    4.75% 2009 +......................................      15,965
                                                                ----------
            Remic -- PAC's:
  11,014    5.50% 2016........................................      11,101
   6,303    6.00% 2031 +......................................       6,328
   3,348    6.50% 2028........................................       3,430
                                                                ----------
                                                                    20,859
                                                                ----------
                                                                   241,676
                                                                ----------

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 35.9%
            Mortgage Backed Securities:
$  1,897    4.79% 2035 (L) +..................................  $    1,874
  14,025    4.80% 2035 (L) +..................................      13,984
   9,872    4.84% 2034 (L) +..................................       9,853
   1,265    4.88% 2035 (L)....................................       1,255
  17,783    4.93% 2035 (L) +..................................      17,727
   2,400    4.93% 2035 (L) +..................................       2,390
   7,731    5.01% 2035 (L) +..................................       7,703
   9,477    5.09% 2035 (L) +..................................       9,434
   7,876    5.15% 2035 (L) +..................................       7,862
   8,641    5.22% 2035 (L) +..................................       8,618
  12,701    5.46% 2036 (L) +..................................      12,774
 101,894    5.50% 2015 -- 2037 (Q) +..........................     101,188
  58,925    6.00% 2013-2037 (Q) +.............................      59,421
     889    6.01% 2009........................................         896
  10,999    6.02% 2037 (L) +..................................      11,199
  16,604    6.50% 2013 -- 2037 (Q) +..........................      16,961
      94    7.50% 2023........................................          98
      10    8.50% 2017 +......................................          11
       7    9.00% 2020 -- 2021 +..............................           7
       8    9.75% 2020........................................           9
                                                                ----------
                                                                   283,264
                                                                ----------
            Notes:
  62,000    5.00% 2012 +......................................      62,375
                                                                ----------
            Remic-PAC's:
   4,092    4.50% 2016........................................       4,044
  28,197    5.50% 2014 -- 2035 +..............................      28,095
   4,003    6.50% 2029........................................       4,149
                                                                ----------
                                                                    36,288
                                                                ----------
                                                                   381,927
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.9%
   3,250    6.50% 2031........................................       3,365
                                                                ----------
            Mortgage Backed Securities:
   9,469    5.00% 2034........................................       9,188
   5,720    6.00% 2033 -- 2034................................       5,797
   1,724    7.00% 2030 -- 2032................................       1,803
     169    7.50% 2027........................................         177
       3    9.50% 2020........................................           4
                                                                ----------
                                                                    16,969
                                                                ----------
                                                                    20,334
                                                                ----------
            OTHER GOVERNMENT AGENCIES -- 13.2%
            Small Business Administration Participation
              Certificates:
   4,255    4.95% 2025........................................       4,175
   6,382    5.12% 2026........................................       6,336
   4,817    5.23% 2027........................................       4,811
   5,170    5.31% 2022........................................       5,214
   9,830    5.32% 2027........................................       9,875
   9,368    5.35% 2026........................................       9,440
   9,676    5.36% 2026........................................       9,746
   7,238    5.37% 2026........................................       7,296
   8,193    5.49% 2027........................................       8,306
   4,272    5.52% 2024........................................       4,342
   7,188    5.54% 2026........................................       7,309
   8,629    5.57% 2026........................................       8,790

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            OTHER GOVERNMENT AGENCIES -- (CONTINUED)
$  8,717    5.64% 2026........................................  $    8,931
   8,080    5.70% 2026........................................       8,284
   4,499    5.76% 2021........................................       4,600
   4,964    5.78% 2021........................................       5,079
   8,981    5.82% 2026........................................       9,261
  10,670    5.87% 2026........................................      11,027
   7,912    6.07% 2026........................................       8,257
                                                                ----------
                                                                   141,079
                                                                ----------
            Total U.S. Government Agencies
              (Cost $784,763).................................  $  785,016
                                                                ----------
            Total Long-Term Investments
              (Cost $1,078,508)...............................  $1,078,109
                                                                ----------
SHORT-TERM INVESTMENTS -- 33.7%
            REPURCHASE AGREEMENTS @ -- 23.8%
  80,121    BNP Paribas Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................      80,121
  93,095    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................      93,095
  79,796    UBS Securities LLC Joint Repurchase Agreement,
              5.10%, 04/02/2007...............................      79,796
                                                                ----------
                                                                   253,012
                                                                ----------
            U.S. GOVERNMENT SECURITIES -- 0.0%
     400    U.S. Treasury Bill, 5.06%, 06/14/2007 (M)(S)......         396
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.9%
            CASH COLLATERAL REINVESTMENT FUND:
 105,625    Navigator Prime Portfolio.........................  $  105,625
                                                                ----------
            Total Short-Term Investments
              (Cost $359,033).................................  $  359,033
                                                                ----------
            Total Investments in Securities
              (Cost $1,437,541) (C)...........................  $1,437,142
                                                                ----------
            Other Assets and Liabilities......................    (371,363)
                                                                ----------
            Total Net Assets..................................  $1,065,779
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $1,437,769 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,976
      Unrealized depreciation.........................   (4,603)
                                                        -------
      Net unrealized depreciation.....................  $  (627)
                                                        =======

(G)  Security is partially on loan at March 31, 2007.

+ This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional

--------------------------------------------------------------------------------

     buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2007, was $64,465, which represents 6.05% of total net assets.

(L) Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2007.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2007.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2007 was $281,855.

(S) Security pledged as initial margin deposit for open futures contracts at March 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2007

                                                                        UNREALIZED
                                 NUMBER OF                             APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------                ----------   --------   ----------   --------------
      5 Year U.S. Treasury Note     275        long      June 2007        $(113)
      10 Year U.S. Treasury
       Note                         300        long      June 2007          (53)
      U.S. Long Bond                420        short     June 2007          171
                                                                          -----
                                                                          $   5
                                                                          =====

     *  The number of contracts does not omit 000's.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                      SECURITY            COUPON      EXPIRATION
                                        TYPE               RATE          DATE
                                      --------            ------      ----------
      BNP Paribas Joint
       Repurchase Agreement      U.S. Treasury Bonds   6.00%-7.125%   2023-2026
      RBS Greenwich Joint
       Repurchase Agreement      U.S. Treasury Bonds   8.75%-8.875%   2023-2026
      UBS Securities LLC Joint
       Repurchase Agreement      U.S. Treasury Bill          4.875%        2007
                                 U.S. Treasury Notes         12.00%        2013
                                 U.S. Treasury Bonds          6.25%        2023

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 5.9%
    127     Agrium, Inc. .....................................  $  4,883
     85     Alcoa, Inc. ......................................     2,865
    117     Cameco Corp. .....................................     4,794
     91     Dow Chemical Co. .................................     4,164
    111     E.I. DuPont de Nemours & Co. .....................     5,477
     50     Kimberly-Clark Corp. .............................     3,390
                                                                --------
                                                                  25,573
                                                                --------
            CAPITAL GOODS -- 6.6%
     96     American Standard Cos., Inc. .....................     5,079
     54     Deere & Co. ......................................     5,856
     94     Goodrich Corp. ...................................     4,834
     68     National Oilwell Varco, Inc. (D)(G)...............     5,274
     82     Pitney Bowes, Inc. ...............................     3,708
     44     Textron, Inc. ....................................     3,933
                                                                --------
                                                                  28,684
                                                                --------
            CONSUMER CYCLICAL -- 7.9%
     78     Altria Group, Inc. ...............................     6,858
     85     Federated Department Stores, Inc. ................     3,811
    205     Gap, Inc. ........................................     3,519
    153     Kroger Co. .......................................     4,334
     98     McDonald's Corp. .................................     4,433
    169     Safeway, Inc. (G).................................     6,178
    134     Supervalu, Inc. ..................................     5,216
                                                                --------
                                                                  34,349
                                                                --------
            CONSUMER STAPLES -- 6.6%
     68     Campbell Soup Co. ................................     2,649
     60     Colgate-Palmolive Co. ............................     4,007
    112     Kellogg Co. ......................................     5,765
    153     PepsiCo, Inc. ....................................     9,699
    332     Tyson Foods, Inc. Class A.........................     6,444
                                                                --------
                                                                  28,564
                                                                --------
            ENERGY -- 11.6%
     86     Chevron Corp. ....................................     6,338
     66     ConocoPhillips....................................     4,538
    247     Exxon Mobil Corp. ................................    18,614
     58     GlobalSantaFe Corp. (G)...........................     3,559
    106     Newfield Exploration Co. (D)......................     4,417
    172     Occidental Petroleum Corp. .......................     8,486
     81     XTO Energy, Inc. .................................     4,434
                                                                --------
                                                                  50,386
                                                                --------
            FINANCE -- 29.2%
     65     ACE Ltd. .........................................     3,709
     90     Aetna, Inc. ......................................     3,941
    117     Allstate Corp. ...................................     7,015
     90     American International Group, Inc. ...............     6,023
    349     Bank of America Corp. ............................    17,786
    117     Bank of New York Co., Inc. .......................     4,728
    116     Chubb Corp. ......................................     5,973
    316     Citigroup, Inc. ..................................    16,208
     35     Goldman Sachs Group, Inc. ........................     7,294
    327     Host Hotels & Resorts, Inc. ......................     8,616
    116     JP Morgan Chase & Co. ............................     5,590
     61     Nuveen Investments, Inc. Class A..................     2,862

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     52     PNC Financial Services Group, Inc. ...............  $  3,757
    126     State Street Corp. ...............................     8,171
     42     SunTrust Banks, Inc. (G)..........................     3,504
     78     UBS AG (G)........................................     4,647
    119     US Bancorp........................................     4,172
     89     Wachovia Corp. ...................................     4,872
     48     Wellpoint, Inc. (D)...............................     3,860
    118     Wells Fargo & Co. ................................     4,070
                                                                --------
                                                                 126,798
                                                                --------
            HEALTH CARE -- 7.6%
     81     Abbott Laboratories...............................     4,514
    126     Baxter International, Inc. .......................     6,642
    204     Boston Scientific Corp. (D).......................     2,962
     66     Bristol-Myers Squibb Co. .........................     1,824
    279     CVS/Caremark Corp. (G)............................     9,525
    152     Wyeth.............................................     7,600
                                                                --------
                                                                  33,067
                                                                --------
            SERVICES -- 2.7%
    104     Comcast Corp. Class A (D)(G)......................     2,694
    766     Sun Microsystems, Inc. (D)........................     4,606
    212     Time Warner, Inc. ................................     4,185
                                                                --------
                                                                  11,485
                                                                --------
            TECHNOLOGY -- 14.4%
    483     AT&T, Inc. .......................................    19,038
     23     Beckman Coulter, Inc. (G).........................     1,457
    168     Cisco Systems, Inc. (D)...........................     4,299
    212     Corning, Inc. (D).................................     4,828
    308     EMC Corp. (D).....................................     4,266
    380     General Electric Co. .............................    13,419
    110     Hewlett-Packard Co. ..............................     4,415
    278     Verizon Communications, Inc. .....................    10,534
                                                                --------
                                                                  62,256
                                                                --------
            TRANSPORTATION -- 2.3%
    129     General Dynamics Corp. ...........................     9,825
                                                                --------
            UTILITIES -- 3.7%
     22     Entergy Corp. ....................................     2,256
     90     Exelon Corp. .....................................     6,213
     72     FPL Group, Inc. ..................................     4,380
     77     SCANA Corp. ......................................     3,311
                                                                --------
                                                                  16,160
                                                                --------
            Total Common Stock
              (Cost $340,321).................................  $427,147
                                                                --------

PRINCIPAL
AMOUNT
 ------

 SHORT-TERM INVESTMENTS -- 4.6%
            REPURCHASE AGREEMENTS @ -- 1.7%
 $   38     Banc of America Securities Joint Repurchase
              Agreement,
              5.05%, 04/02/2007...............................  $     38
  1,688     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................     1,688

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $1,616     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................  $  1,616
    908     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................       908
  2,977     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................     2,977
                                                                --------
                                                                   7,227
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.9%
            CASH COLLATERAL REINVESTMENT FUND:
 12,572     BNY Institutional Cash Reserve Fund...............    12,572
                                                                --------
            Total Short-Term Investments
              (Cost $19,799)..................................  $ 19,799
                                                                --------
            Total Investments in Securities
              (Cost $360,120) (C).............................  $446,946
                                                                --------
            Other Assets and Liabilities......................   (13,418)
                                                                --------
            Total Net Assets..................................  $433,528
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.30% of total net assets at March 31, 2007.

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $360,871 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $87,869
      Unrealized depreciation.........................   (1,794)
                                                        -------
      Net unrealized appreciation.....................  $86,075
                                                        =======

(D)  Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                       SECURITY           COUPON      EXPIRATION
                                         TYPE              RATE          DATE
                                       --------           ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 8.6%
    456     Alcoa, Inc. ......................................   $ 15,452
    257     Arch Coal, Inc. (G)...............................      7,882
    167     Celanese Corp. ...................................      5,153
    423     Chemtura Corp. ...................................      4,626
    104     Cytec Industries, Inc. ...........................      5,821
     52     E.I. DuPont de Nemours & Co. .....................      2,585
     23     FMC Corp. ........................................      1,742
     16     Mueller Water Products, Inc. (G)..................        215
    144     Mueller Water Products, Inc. Class B..............      1,933
    320     Owens-Illinois, Inc. (D)..........................      8,252
    309     Smurfit-Stone Container Corp. (D).................      3,478
     58     Temple-Inland, Inc. ..............................      3,445
                                                                 --------
                                                                   60,584
                                                                 --------
            CAPITAL GOODS -- 6.2%
     53     Alliant Techsystems, Inc. (D)(G)..................      4,695
     71     Deere & Co. ......................................      7,757
    360     Goodrich Corp. ...................................     18,543
    106     Kennametal, Inc. .................................      7,173
     98     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................      5,231
                                                                 --------
                                                                   43,399
                                                                 --------
            CONSUMER CYCLICAL -- 8.3%
    340     American Axle & Manufacturing Holdings, Inc.
              (G).............................................      9,290
    260     Circuit City Stores, Inc. ........................      4,818
    121     Copart, Inc. (D)..................................      3,389
    478     Foot Locker, Inc. ................................     11,247
    192     Home Depot, Inc. .................................      7,047
     76     MDC Holdings, Inc. ...............................      3,649
    388     Ruby Tuesday, Inc. (G)............................     11,108
    227     TRW Automotive Holdings Corp. (D).................      7,915
                                                                 --------
                                                                   58,463
                                                                 --------
            CONSUMER STAPLES -- 3.5%
    209     Avon Products, Inc. ..............................      7,776
  7,716     Marine Harvest (A)(D)(G)..........................      9,009
    257     Unilever N.V. NY Shares...........................      7,498
                                                                 --------
                                                                   24,283
                                                                 --------
            ENERGY -- 9.3%
    663     Brasil EcoDiesel Industria (D)....................      2,944
    129     Exxon Mobil Corp. ................................      9,730
     75     GlobalSantaFe Corp. ..............................      4,601
    107     Newfield Exploration Co. (D)......................      4,466
     87     Noble Corp. ......................................      6,814
    135     Noble Energy, Inc. ...............................      8,023
    110     Petro-Canada......................................      4,310
    420     Talisman Energy, Inc. ............................      7,373
    211     Total S.A. ADR....................................     14,738
     85     UGI Corp. ........................................      2,257
                                                                 --------
                                                                   65,256
                                                                 --------
            FINANCE -- 26.5%
    375     ACE Ltd. .........................................     21,415
    146     Aetna, Inc. ......................................      6,402
     66     AMBAC Financial Group, Inc. ......................      5,659

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
    127     American International Group, Inc. ...............   $  8,503
    459     Apollo Investment Corp. ..........................      9,827
    616     Bank of America Corp. ............................     31,445
    282     Capital One Financial Corp. ......................     21,242
     73     CIT Group, Inc. ..................................      3,837
    462     E*Trade Financial Corp. (D).......................      9,810
     87     Everest Re Group Ltd. ............................      8,338
    443     Genesis Lease Ltd. (D)............................     11,587
    147     KKR Financial Corp. ..............................      4,032
    214     Platinum Underwriters Holdings Ltd. ..............      6,849
    486     Royal Bank of Scotland Group plc (A)..............     19,019
    221     UBS AG............................................     13,148
    207     Unum Group........................................      4,763
                                                                 --------
                                                                  185,876
                                                                 --------
            HEALTH CARE -- 7.8%
    140     Alkermes, Inc. (D)................................      2,166
     62     Astellas Pharma, Inc. (A).........................      2,648
    163     Bristol-Myers Squibb Co. .........................      4,522
    151     Cooper Companies, Inc. ...........................      7,351
    694     Impax Laboratories, Inc. (D)......................      7,093
     85     Sanofi-Aventis S.A. (A)(G)........................      7,391
    273     Sanofi-Aventis S.A. ADR...........................     11,896
    225     Wyeth.............................................     11,232
                                                                 --------
                                                                   54,299
                                                                 --------
            SERVICES -- 6.6%
    303     Avis Budget Group, Inc. ..........................      8,270
    148     CACI International, Inc. Class A (D)..............      6,931
    437     Comcast Corp. Special Class A (D).................     11,125
    183     Entercom Communications Corp. ....................      5,148
    131     R.H. Donnelley Corp. .............................      9,265
    430     Unisys Corp. (D)..................................      3,627
     39     Viacom, Inc. Class B (D)..........................      1,612
                                                                 --------
                                                                   45,978
                                                                 --------
            TECHNOLOGY -- 18.2%
    223     Arrow Electronics, Inc. (D).......................      8,433
    815     Cinram International Income Fund (G)..............     17,108
    780     Cisco Systems, Inc. (D)...........................     19,915
     25     Embarq Corp. .....................................      1,429
    139     Fairchild Semiconductor International, Inc. (D)...      2,317
    281     First Data Corp. .................................      7,561
    568     Flextronics International Ltd. (D)................      6,218
    343     Microsoft Corp. ..................................      9,571
    119     NCR Corp. (D).....................................      5,694
    425     Powerwave Technologies, Inc. (D)(G)...............      2,419
    231     QLogic Corp. (D)..................................      3,919
    151     Seagate Technology................................      3,528
    230     Solar Cayman Ltd. (A)(D)(H).......................      3,453
    620     Sprint Nextel Corp. ..............................     11,759
    369     Symantec Corp. (D)................................      6,375
     86     Tektronix, Inc. ..................................      2,419
    283     Telefonaktiebolaget LM Ericsson ADR (G)...........     10,500
    125     Texas Instruments, Inc. ..........................      3,775
     24     Verizon Communications, Inc. (G)..................        899
                                                                 --------
                                                                  127,292
                                                                 --------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 3.6%
    219     U.S. Airways Group, Inc. (D)(J)...................   $  9,954
    401     UAL Corp. (D)(G)..................................     15,306
                                                                 --------
                                                                   25,260
                                                                 --------
            Total Common Stock
              (Cost $589,229).................................   $690,690
                                                                 --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 9.5%
            REPURCHASE AGREEMENTS @ -- 1.2%
 $   43     Banc of America Securities Joint
              Repurchase Agreement,
              5.05%, 04/02/2007...............................   $     43
  1,946     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.39%, 04/02/2007...............................      1,946
  1,863     BNP Paribas TriParty Joint Repurchase Agreement,
              5.35%, 04/02/2007...............................      1,863
  1,046     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 04/02/2007...............................      1,046
  3,432     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.39%, 04/02/2007...............................      3,432
                                                                 --------
                                                                    8,330
                                                                 --------

SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 8.3%
            CASH COLLATERAL REINVESTMENT FUND:
 58,420     BNY Institutional Cash Reserve Fund...............     58,420
                                                                 --------
            Total Short-Term Investments
              (Cost $66,750)..................................   $ 66,750
                                                                 --------
            Total Investments in Securities
              (Cost $655,979) (C).............................   $757,440
                                                                 --------
            Other Assets and Liabilities......................    (56,970)
                                                                 --------
            Total Net Assets..................................   $700,470
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.87% of total net assets at March 31, 2007.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2007, was $41,520, which represents 5.93% of total net assets.

(C) At March 31, 2007, the cost of securities for federal income tax purposes was $656,564 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $106,832
      Unrealized depreciation........................    (5,956)
                                                       --------
      Net unrealized appreciation....................  $100,876
                                                       ========

(D)  Currently non-income producing.

(G)  Security is partially on loan at March 31, 2007.

(H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

       PERIOD
      ACQUIRED   SHARES/PAR                 SECURITY                 COST BASIS
      --------   ----------                 --------                 ----------
      3/2007        230                 Solar Cayman Ltd.              $3,453

    The aggregate value of these securities at March 31, 2007 was $3,453, which represents 0.49% of total net assets.

(J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2007, the market value of these securities was $9,954, which represents 1.42% of total net assets.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                       SECURITY           COUPON      EXPIRATION
                                         TYPE              RATE          DATE
                                       --------           ------      ----------
      Banc of America Securities
       TriParty Joint Repurchase
       Agreement                  FNMA                        5.50%        2035
      Banc of America Securities
       Joint Repurchase
       Agreement                  U.S. Treasury Bond          7.25%        2022
      BNP Paribas TriParty Joint
       Repurchase Agreement       FHLMC                 5.00%-5.50%   2035-2036
                                  FNMA                  5.00%-6.50%   2035-2037
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                  FHLMC                 5.00%-6.00%   2019-2037
      UBS Securities LLC
       TriParty Joint Repurchase
       Agreement                  FHLMC                4.50%-10.50%   2008-2037
                                  FNMA                  4.50%-8.00%   2007-2046

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        HARTFORD SERIES FUND, INC.


Date: May 15, 2007                      By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                            Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: May 15, 2007                      By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                            Its: President


Date: May 15, 2007                      By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                            Its: Vice President, Controller and
                                            Treasurer

                                  EXHIBIT LIST

99.CERT   Certifications

          (i) Section 302 certification of principal executive officer

          (ii) Section 302 certification of principal financial officer